UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811- 07584
                                                    -------------

                               Rydex Series Funds
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
               --------------------------------------------------
              (Address of principal executive offices)   (Zip code)

                               Carl G. Verboncoeur
                               Rydex Series Funds
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
               --------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 301-296-5100
                                                          --------------

                     Date of fiscal year end: March 31, 2006
                                             ---------------

                   Date of reporting period: December 31, 2005
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.


NOVA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 73.0%
FINANCIALS 15.5%
   BANKS 4.2%
   Bank of America Corp.+                                63,565   $   2,933,525
   Wachovia Corp.                                        51,110       2,701,675
   SunTrust Banks, Inc.                                  20,660       1,503,222
   U.S. Bancorp                                          42,790       1,278,993
   Wells Fargo & Co.                                     20,185       1,268,224
   North Fork Bancorporation, Inc.                       44,940       1,229,558
   AmSouth Bancorp+                                      43,230       1,133,058
   Comerica, Inc.                                        19,420       1,102,279
   Marshall & Ilsley Corp.                                8,560         368,422
   KeyCorp+                                               2,680          88,252
                                                                  -------------

TOTAL BANKS                                                          13,607,208
                                                                  -------------

   INSURANCE 3.9%
   American International Group, Inc.                    40,500       2,763,315
   Prudential Financial, Inc.                            23,420       1,714,110
   St. Paul Travelers Cos., Inc.                         34,140       1,525,034
   Hartford Financial Services Group, Inc.               17,350       1,490,191
   Chubb Corp.+                                          13,800       1,347,570
   Principal Financial Group, Inc.                       25,340       1,201,876
   UnumProvident Corp.+                                  48,380       1,100,645
   SAFECO Corp.                                          19,430       1,097,795
   Genworth Financial, Inc. -- Class A                    7,710         266,612
   Aon Corp.                                              5,310         190,895
   Loews Corp.                                              960          91,056
                                                                  -------------

TOTAL INSURANCE                                                      12,789,099
                                                                  -------------

   DIVERSIFIED FINANCIALS 2.4%
   Citigroup, Inc.                                      118,906       5,770,508
   J.P. Morgan Chase & Co.+                              48,980       1,944,016
   Moody's Corp.                                            350          21,497
                                                                  -------------

TOTAL DIVERSIFIED FINANCIALS                                          7,736,021
                                                                  -------------

   CAPITAL MARKETS 2.3%
   Lehman Brothers Holdings, Inc.+                       13,200       1,691,844
   Goldman Sachs Group, Inc.                             12,597       1,608,763
   Charles Schwab Corp.                                  84,130       1,234,187
   Franklin Resources, Inc.                              12,990       1,221,190

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   E*Trade Financial Corp.*+                             56,070   $   1,169,620
   Merrill Lynch & Co., Inc.                              5,263         356,463
   Morgan Stanley+                                        5,793         328,695
                                                                  -------------

TOTAL CAPITAL MARKETS                                                 7,610,762
                                                                  -------------

   THRIFTS & MORTGAGE FINANCE 1.2%
   Washington Mutual, Inc.+                              44,010       1,914,435
   Sovereign Bancorp, Inc.+                              51,927       1,122,662
   Golden West Financial Corp.                           13,290         877,140
   Fannie Mae                                               300          14,643
                                                                  -------------

TOTAL THRIFTS & MORTGAGE FINANCE                                      3,928,880
                                                                  -------------

   CONSUMER FINANCE 1.0%
   American Express Co.                                  29,986       1,543,080
   SLM Corp.+                                            25,880       1,425,729
   Capital One Financial Corp.                            1,230         106,272
                                                                  -------------

TOTAL CONSUMER FINANCE                                                3,075,081
                                                                  -------------

   REAL ESTATE 0.5%
   Plum Creek Timber Co., Inc. (REIT)                    29,480       1,062,754
   Vornado Realty Trust                                   8,030         670,264
                                                                  -------------

TOTAL REAL ESTATE                                                     1,733,018
                                                                  -------------

TOTAL FINANCIALS                                                     50,480,069
                                                                  -------------

INFORMATION TECHNOLOGY 11.1%
   COMPUTERS & PERIPHERALS 2.7%
   Dell, Inc.*                                           70,070       2,101,399
   Hewlett-Packard Co.                                   73,253       2,097,234
   International Business Machines Corp.+                22,695       1,865,529
   Apple Computer, Inc.*                                 23,054       1,657,352
   NCR Corp.*+                                           32,030       1,087,098
                                                                  -------------

TOTAL COMPUTERS & PERIPHERALS                                         8,808,612
                                                                  -------------

   SOFTWARE 2.6%
   Microsoft Corp.                                      158,650       4,148,697
   Autodesk, Inc.                                        26,800       1,151,060
   Compuware Corp.*                                     113,580       1,018,812
   Computer Associates International, Inc.+              32,940         928,579
   Novell, Inc.*+                                        74,420         657,129


--------------------------------------------------------------------------------

NOVA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Parametric Technology Corp.*                          58,680   $     357,948
   Oracle Corp.*                                         21,695         264,896
                                                                  -------------

TOTAL SOFTWARE                                                        8,527,121
                                                                  -------------

   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.3%
   Intel Corp.                                          163,890       4,090,694
   Nvidia Corp.*+                                        30,160       1,102,650
   Novellus Systems, Inc.*+                              38,712         933,733
   LSI Logic Corp.*+                                    110,820         886,560
   Texas Instruments, Inc.                               17,640         565,715
   Freescale Semiconductor, Inc. -- Class B*              2,240          56,381
   National Semiconductor Corp.+                          1,190          30,916
                                                                  -------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                         7,666,649
                                                                  -------------

   COMMUNICATIONS EQUIPMENT 2.0%
   Cisco Systems, Inc.*                                 174,700       2,990,864
   Corning, Inc.*                                        76,073       1,495,595
   Motorola, Inc.                                        61,040       1,378,893
   Qualcomm, Inc.                                        12,720         547,978
                                                                  -------------

TOTAL COMMUNICATIONS EQUIPMENT                                        6,413,330
                                                                  -------------

   IT CONSULTING & SERVICES 0.8%
   Affiliated Computer Services, Inc. --
       Class A*+                                         19,220       1,137,440
   Fiserv, Inc.*+                                        25,843       1,118,227
   First Data Corp.                                       3,993         171,739
   Electronic Data Systems Corp.                          5,000         120,200
   Computer Sciences Corp.*                                 360          18,230
                                                                  -------------

TOTAL IT CONSULTING & SERVICES                                        2,565,836
                                                                  -------------

   INTERNET SOFTWARE & SERVICES 0.3%
   Yahoo!, Inc.*+                                        26,290       1,030,042
                                                                  -------------

TOTAL INTERNET SOFTWARE & SERVICES                                    1,030,042
                                                                  -------------

   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.3%
   Jabil Circuit, Inc.*                                  22,140         821,172

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Agilent Technologies, Inc.*                              940   $      31,293
                                                                  -------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                852,465
                                                                  -------------

   OFFICE ELECTRONICS 0.1%
   Xerox Corp.*                                          20,110         294,612
                                                                  -------------

TOTAL OFFICE ELECTRONICS                                                294,612
                                                                  -------------

TOTAL INFORMATION TECHNOLOGY                                         36,158,667
                                                                  -------------

HEALTH CARE 9.6%
   PHARMACEUTICALS 4.7%
   Pfizer, Inc.                                         197,234       4,599,497
   Johnson & Johnson, Inc.                               48,000       2,884,800
   Abbott Laboratories                                   57,364       2,261,863
   Merck & Co., Inc.                                     68,820       2,189,164
   King Pharmaceuticals, Inc.*                           65,250       1,104,030
   Watson Pharmaceuticals, Inc.*+                        31,599       1,027,283
   Bristol-Myers Squibb Co.                              23,122         531,344
   Eli Lilly & Co.                                        5,370         303,888
   Wyeth                                                  5,640         259,835
                                                                  -------------

TOTAL PHARMACEUTICALS                                                15,161,704
                                                                  -------------

   HEALTH CARE PROVIDERS & SERVICES 2.3%
   WellPoint, Inc.*                                      26,760       2,135,180
   Aetna, Inc.                                           14,060       1,325,998
   Express Scripts, Inc.*+                               14,010       1,174,038
   Coventry Health Care, Inc.*                           19,650       1,119,264
   UnitedHealth Group, Inc.                              12,150         755,001
   HCA, Inc.                                             10,710         540,855
   McKesson Corp.                                         8,596         443,468
                                                                  -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                7,493,804
                                                                  -------------

   HEALTH CARE EQUIPMENT & SUPPLIES 1.5%
   Stryker Corp.                                         26,710       1,186,725
   Hospira, Inc.*                                        24,930       1,066,506
   Baxter International, Inc.                            24,330         916,025
   Waters Corp.*                                         23,383         883,877
   Medtronic, Inc.                                        8,840         508,919
   Becton, Dickinson & Co.                                7,630         458,410
                                                                  -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                5,020,462
                                                                  -------------


--------------------------------------------------------------------------------

NOVA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   BIOTECHNOLOGY 1.1%
   Amgen, Inc.*+                                         37,910   $   2,989,583
   Applera Corp. - Applied Biosystems Group+             23,370         620,707
                                                                  -------------

TOTAL BIOTECHNOLOGY                                                   3,610,290
                                                                  -------------

TOTAL HEALTH CARE                                                    31,286,260
                                                                  -------------

INDUSTRIALS 8.3%
   INDUSTRIAL CONGLOMERATES 3.2%
   General Electric Co.                                 241,993       8,481,855
   Tyco International Ltd.+                              59,350       1,712,841
   3M Co.                                                 3,670         284,425
                                                                  -------------

TOTAL INDUSTRIAL CONGLOMERATES                                       10,479,121
                                                                  -------------

   AEROSPACE & DEFENSE 1.6%
   Lockheed Martin Corp.                                 22,580       1,436,766
   Raytheon Co.                                          33,840       1,358,676
   Boeing Co.                                            13,330         936,299
   General Dynamics Corp.                                 5,790         660,350
   Rockwell Collins, Inc.                                13,720         637,568
   United Technologies Corp.                              4,010         224,199
   L-3 Communications Holdings, Inc.+                       900          66,915
                                                                  -------------

TOTAL AEROSPACE & DEFENSE                                             5,320,773
                                                                  -------------

   MACHINERY 1.0%
   Cummins, Inc.+                                        11,660       1,046,252
   Navistar International Corp.*                         34,510         987,676
   Caterpillar, Inc.                                     13,340         770,652
   Eaton Corp.                                            5,620         377,046
   ITT Industries, Inc.+                                  1,620         166,568
                                                                  -------------

TOTAL MACHINERY                                                       3,348,194
                                                                  -------------

   AIR FREIGHT & COURIERS 0.8%
   United Parcel Service, Inc. -- Class B                31,978       2,403,147
   Ryder System, Inc.                                       250          10,255
                                                                  -------------

TOTAL AIR FREIGHT & COURIERS                                          2,413,402
                                                                  -------------

   COMMERCIAL SERVICES & SUPPLIES 0.5%
   Robert Half International, Inc.                       28,350       1,074,181

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   R.R. Donnelley & Sons Co.                             19,180   $     656,148
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                  1,730,329
                                                                  -------------

   ROAD & RAIL 0.5%
   Norfolk Southern Corp.                                30,620       1,372,695
   Burlington Northern Santa Fe Corp.                     3,034         214,868
                                                                  -------------

TOTAL ROAD & RAIL                                                     1,587,563
                                                                  -------------

   ELECTRICAL EQUIPMENT 0.4%
   Rockwell Automation, Inc.                             18,477       1,093,099
   American Power Conversion Corp.                          850          18,700
                                                                  -------------

TOTAL ELECTRICAL EQUIPMENT                                            1,111,799
                                                                  -------------

   BUILDING PRODUCTS 0.1%
   Masco Corp.+                                           8,520         257,219
   American Standard Cos., Inc.                           4,210         168,189
                                                                  -------------

TOTAL BUILDING PRODUCTS                                                 425,408
                                                                  -------------

   AIRLINES 0.1%
   Southwest Airlines Co.+                               14,510         238,399
                                                                  -------------

TOTAL AIRLINES                                                          238,399
                                                                  -------------

   CONSTRUCTION & ENGINEERING 0.1%
   Fluor Corp.+                                           1,800         139,068
                                                                  -------------

TOTAL CONSTRUCTION & ENGINEERING                                        139,068
                                                                  -------------

   TRADING COMPANIES & DISTRIBUTORS 0.0%
   W.W. Grainger, Inc.                                    1,560         110,916
                                                                  -------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                  110,916
                                                                  -------------

TOTAL INDUSTRIALS                                                    26,904,972
                                                                  -------------

CONSUMER DISCRETIONARY 7.9%
   MEDIA 2.5%
   The Walt Disney Co.                                   79,250       1,899,622
   McGraw-Hill Cos., Inc.                                26,010       1,342,896
   Gannett Co., Inc.                                     21,325       1,291,655
   Tribune Co.+                                          30,980         937,455


--------------------------------------------------------------------------------

NOVA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Time Warner, Inc.                                     47,865   $     834,766
   News Corp. -- Class A                                 41,770         649,524
   Omnicom Group, Inc.                                    5,240         446,081
   Comcast Corp. -- Class A*+                            14,073         365,335
   Viacom, Inc. -- Class B*                               5,670         184,842
                                                                  -------------

TOTAL MEDIA                                                           7,952,176
                                                                  -------------

   SPECIALTY RETAIL 1.6%
   Tiffany & Co.+                                        26,210       1,003,581
   RadioShack Corp.                                      43,680         918,590
   Home Depot, Inc.                                      22,560         913,229
   AutoZone, Inc.*+                                       9,610         881,718
   Sherwin-Williams Co.                                  16,034         728,264
   Office Depot, Inc.*                                    6,860         215,404
   The Gap, Inc.+                                        11,950         210,798
   Lowe's Cos., Inc.                                      2,988         199,180
   AutoNation, Inc.*                                      7,357         159,868
                                                                  -------------

TOTAL SPECIALTY RETAIL                                                5,230,632
                                                                  -------------

   HOTELS, RESTAURANTS & LEISURE 1.1%
   McDonald's Corp.                                      50,210       1,693,081
   Darden Restaurants, Inc.+                             29,260       1,137,629
   Yum! Brands, Inc.                                     16,150         757,112
                                                                  -------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                   3,587,822
                                                                  -------------

   MULTILINE RETAIL 0.8%
   Federated Department Stores, Inc.                     20,110       1,333,896
   Nordstrom, Inc.                                       30,710       1,148,554
   Target Corp.                                           2,360         129,729
   J.C. Penney Holding Co., Inc.                          1,894         105,307
                                                                  -------------

TOTAL MULTILINE RETAIL                                                2,717,486
                                                                  -------------

   HOUSEHOLD DURABLES 0.5%
   KB Home+                                              14,729       1,070,209
   Pulte Homes, Inc.                                     10,437         410,800
   Fortune Brands, Inc.                                   3,530         275,411
                                                                  -------------

TOTAL HOUSEHOLD DURABLES                                              1,756,420
                                                                  -------------

   INTERNET & CATALOG RETAIL 0.4%
   eBay, Inc.*+                                          23,450       1,014,212

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Amazon.com, Inc.*+                                     6,270   $     295,631
                                                                  -------------

TOTAL INTERNET & CATALOG RETAIL                                       1,309,843
                                                                  -------------

   TEXTILES & APPAREL 0.3%
   Reebok International Ltd.                             16,730         974,188
                                                                  -------------

TOTAL TEXTILES & APPAREL                                                974,188
                                                                  -------------

   AUTOMOBILES 0.3%
   Ford Motor Co.+                                      108,270         835,844
                                                                  -------------

TOTAL AUTOMOBILES                                                       835,844
                                                                  -------------

   LEISURE EQUIPMENT & PRODUCTS 0.1%
   Brunswick Corp.                                        9,850         400,501
   Hasbro, Inc.+                                          2,010          40,562
                                                                  -------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                      441,063
                                                                  -------------

   AUTO COMPONENTS 0.1%
   Goodyear Tire & Rubber Co.*+                          23,840         414,339
                                                                  -------------

TOTAL AUTO COMPONENTS                                                   414,339
                                                                  -------------

   COMMERCIAL SERVICES & SUPPLIES 0.1%
   H&R Block, Inc.                                       15,410         378,315
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    378,315
                                                                  -------------

   DISTRIBUTORS 0.1%
   Genuine Parts Co.                                      3,630         159,430
                                                                  -------------

TOTAL DISTRIBUTORS                                                      159,430
                                                                  -------------

TOTAL CONSUMER DISCRETIONARY                                         25,757,558
                                                                  -------------

CONSUMER STAPLES 7.0%
   FOOD & DRUG RETAILING 1.8%
   Wal-Mart Stores, Inc.                                 32,230       1,508,364
   CVS Corp.                                             51,840       1,369,613
   Safeway, Inc.                                         49,270       1,165,728
   Supervalu, Inc.                                       31,800       1,032,864
   Whole Foods Market, Inc.                               2,810         217,466
   Costco Wholesale Corp.+                                4,085         202,085
   Albertson's, Inc.+                                     8,630         184,251


--------------------------------------------------------------------------------

NOVA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Walgreen Co.                                           1,570   $      69,488
                                                                  -------------

TOTAL FOOD & DRUG RETAILING                                           5,749,859
                                                                  -------------

   HOUSEHOLD PRODUCTS 1.7%
   Procter & Gamble Co.                                  88,820       5,140,902
   Kimberly-Clark Corp.                                   6,940         413,971
                                                                  -------------

TOTAL HOUSEHOLD PRODUCTS                                              5,554,873
                                                                  -------------

   BEVERAGES 1.5%
   Coca-Cola Co.                                         44,780       1,805,082
   PepsiCo, Inc.                                         19,395       1,145,856
   Constellation Brands, Inc. -- Class A*+               42,699       1,119,995
   Coca-Cola Enterprises, Inc.                           52,400       1,004,508
                                                                  -------------

TOTAL BEVERAGES                                                       5,075,441
                                                                  -------------

   TOBACCO 1.1%
   Altria Group, Inc.                                    47,655       3,560,782
                                                                  -------------

TOTAL TOBACCO                                                         3,560,782
                                                                  -------------

   FOOD PRODUCTS 0.8%
   General Mills, Inc.                                   26,670       1,315,364
   Tyson Foods, Inc. -- Class A                          63,940       1,093,374
   Archer-Daniels-Midland Co.+                            5,680         140,069
                                                                  -------------

TOTAL FOOD PRODUCTS                                                   2,548,807
                                                                  -------------

   PERSONAL PRODUCTS 0.1%
   Avon Products, Inc.+                                  12,330         352,021
                                                                  -------------

TOTAL PERSONAL PRODUCTS                                                 352,021
                                                                  -------------

TOTAL CONSUMER STAPLES                                               22,841,783
                                                                  -------------

ENERGY 6.3%
   OIL & GAS 5.5%
   Exxon Mobil Corp.                                    128,288       7,205,937
   ConocoPhillips+                                       42,980       2,500,577
   Chevron Corp.                                         31,220       1,772,359
   Valero Energy Corp.+                                  31,210       1,610,436
   Occidental Petroleum Corp.+                           19,780       1,580,026
   Burlington Resources, Inc.+                           14,814       1,276,967
   Kerr-McGee Corp.+                                     12,910       1,173,003
   Marathon Oil Corp.                                     8,140         496,296

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Sunoco, Inc.+                                          2,750   $     215,545
   EOG Resources, Inc.+                                   2,920         214,240
                                                                  -------------

TOTAL OIL & GAS                                                      18,045,386
                                                                  -------------

   ENERGY EQUIPMENT & SERVICES 0.8%
   Rowan Cos., Inc.                                      28,090       1,001,128
   Transocean, Inc.*                                     13,790         961,025
   Schlumberger Ltd.+                                     6,250         607,187
                                                                  -------------

TOTAL ENERGY EQUIPMENT & SERVICES                                     2,569,340
                                                                  -------------

TOTAL ENERGY                                                         20,614,726
                                                                  -------------

UTILITIES 2.9%
   ELECTRIC UTILITIES 1.6%
   TXU Corp.                                             28,540       1,432,423
   Edison International+                                 27,520       1,200,147
   American Electric Power Co., Inc.                     31,208       1,157,505
   Entergy Corp.                                         10,180         698,857
   Allegheny Energy, Inc.*+                              20,510         649,141
                                                                  -------------

TOTAL ELECTRIC UTILITIES                                              5,138,073
                                                                  -------------

   MULTI-UTILITIES 1.3%
   Duke Energy Corp.+                                    55,538       1,524,518
   CenterPoint Energy, Inc.+                             79,927       1,027,062
   TECO Energy, Inc.                                     56,203         965,568
   KeySpan Corp.+                                        15,020         536,064
   PG&E Corp.+                                            2,360          87,603
                                                                  -------------

TOTAL MULTI-UTILITIES                                                 4,140,815
                                                                  -------------

   GAS UTILITIES 0.0%
   Nicor, Inc.+                                           1,630          64,075
                                                                  -------------

TOTAL GAS UTILITIES                                                      64,075
                                                                  -------------

TOTAL UTILITIES                                                       9,342,963
                                                                  -------------

MATERIALS 2.2%
   CHEMICALS 1.1%
   Dow Chemical Co.                                      36,970       1,620,025
   Ashland, Inc.+                                        18,039       1,044,458


--------------------------------------------------------------------------------

NOVA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Eastman Chemical Co.                                  19,020   $     981,242
                                                                  -------------

TOTAL CHEMICALS                                                       3,645,725
                                                                  -------------

   METALS & MINING 0.6%
   Freeport-McMoRan Copper & Gold, Inc. --
       Class B+                                          21,170       1,138,946
   Phelps Dodge Corp.                                     4,950         712,157
                                                                  -------------

TOTAL METALS & MINING                                                 1,851,103
                                                                  -------------

   PAPER & FOREST PRODUCTS 0.3%
   Weyerhaeuser Co.                                      13,995         928,428
   Louisiana-Pacific Corp.+                               5,394         148,173
                                                                  -------------

TOTAL PAPER & FOREST PRODUCTS                                         1,076,601
                                                                  -------------

   CONTAINERS & PACKAGING 0.1%
   Temple-Inland, Inc.                                    9,580         429,663
                                                                  -------------

TOTAL CONTAINERS & PACKAGING                                            429,663
                                                                  -------------

   CONSTRUCTION MATERIALS 0.1%
   Vulcan Materials Co.                                   2,120         143,630
                                                                  -------------

TOTAL CONSTRUCTION MATERIALS                                            143,630
                                                                  -------------

TOTAL MATERIALS                                                       7,146,722
                                                                  -------------

TELECOMMUNICATION SERVICES 2.2%
   DIVERSIFIED TELECOMMUNICATION SERVICES 1.6%
   AT&T, Inc.+                                           80,058       1,960,620
   CenturyTel, Inc.+                                     31,929       1,058,765
   Citizens Communications Co.+                          83,360       1,019,493
   Verizon Communications, Inc.+                         27,740         835,529
   BellSouth Corp.+                                      12,070         327,097
                                                                  -------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                          5,201,504
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   WIRELESS TELECOMMUNICATION SERVICES 0.6%
   Sprint Nextel Corp.                                   83,230   $   1,944,253
                                                                  -------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                             1,944,253
                                                                  -------------

TOTAL TELECOMMUNICATION SERVICES                                      7,145,757
                                                                  -------------

TOTAL COMMON STOCKS
   (Cost $202,280,460)                                              237,679,477
                                                                  -------------

                                                           FACE
                                                         AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 26.2%
Collateralized by U.S. Treasury Obligations

Credit Suisse First Boston at
   3.45% due 01/03/06                             $  32,438,510      32,438,510
Lehman Brothers, Inc. at
   3.40% due 01/03/06                                 8,749,072       8,749,072
Morgan Stanley at
   3.30% due 01/03/06                                18,056,010      18,056,010
Bear Stearns Cos., Inc. at
   3.10% due 01/03/06                                24,621,832      24,621,832
Citigroup, Inc. at
   2.90% due 01/03/06                                 1,641,455       1,641,455
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $85,506,879)                                                85,506,879
                                                                  -------------

SECURITIES LENDING COLLATERAL 11.9%
Investment in Securities Lending Short Term
   Investment Portfolio Held by U.S. Bank            38,621,912      38,621,912
                                                                  -------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $38,621,912)                                                   38,621,912
                                                                  =============

TOTAL INVESTMENTS 111.1%
   (Cost $326,409,251)                                            $ 361,808,268
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (11.1)%                   $ (36,158,383)
                                                                  -------------


--------------------------------------------------------------------------------

NOVA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                                               $ 325,649,885

                                                                     UNREALIZED
                                                      CONTRACTS            LOSS
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
March 2006 S&P 500 Index Mini Futures
Contracts
   (Aggregate Market Value of Contracts
   $164,545,650)                                          2,628   $  (2,590,331)

                                                          UNITS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT
March 2006 S&P 500 Index Swap, Maturing
03/29/2006
   (Notional Market Value $88,409,574)                   70,825   $    (747,936)
                                                                  -------------

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at December 31, 2005.


--------------------------------------------------------------------------------

URSA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 65.6%
Farmer Mac*
   3.97% due 01/09/06                             $  25,000,000   $  24,983,479
Federal Home Loan Bank*
   4.00% due 01/06/06                                75,000,000      74,975,000
   3.91% due 01/11/06                                50,000,000      49,956,556
   3.89% due 01/06/06                                25,000,000      24,991,896
   4.10% due 02/15/06                                25,000,000      24,877,569
   4.27% due 03/08/06                                25,000,000      24,810,444
Freddie Mac*
   4.28% due 03/07/06                                50,000,000      49,625,500
   4.05% due 01/18/06                                25,000,000      24,957,813
                                                                  -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $299,178,257)                                              299,178,257
                                                                  -------------

REPURCHASE AGREEMENTS 31.1%
Collateralized by U.S. Treasury Obligations

Credit Suisse First Boston at
  3.45% due 01/03/06                                 36,471,051      36,471,051
Lehman Brothers, Inc. at
  3.40% due 01/03/06                                 40,303,418      40,303,418
Morgan Stanley at
  3.30% due 01/03/06                                 26,453,910      26,453,910
Bear Stearns Cos., Inc. at
  3.10% due 01/03/06                                 36,073,514      36,073,514
Citigroup, Inc. at
  2.90% due 01/03/06                                  2,404,901       2,404,901
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $141,706,794)                                              141,706,794
                                                                  -------------
TOTAL INVESTMENTS 96.7%
   (Cost $440,885,051)                                            $ 440,885,051
                                                                  -------------

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.3%                      $  15,150,392
                                                                  -------------
NET ASSETS - 100.0%                                               $ 456,035,443

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                      CONTRACTS            GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
March 2006 S&P 500 Index Mini
Futures Contracts
   (Aggregate Market Value of
   Contracts $155,404,225)                                2,482   $   2,881,927
                                                                  -------------

                                                                     UNREALIZED
                                                          UNITS            GAIN
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT

March 2006 S&P 500 Index Swap,
Maturing 03/14/06**
   (Notional Market Value $270,730,282)                 216,881   $   4,599,221
March 2006 S&P 500 Index Swap,
Maturing 03/29/06**
   (Notional Market Value $26,850,427)                   21,510         170,813

(TOTAL NOTIONAL MARKET VALUE $297,580,709)                        $   4,770,034
                                                                  -------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**    Price Return based on S&P 500 Index +/- financing at a variable rate.


--------------------------------------------------------------------------------

OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 96.5%
INFORMATION TECHNOLOGY 57.2%
   SOFTWARE 17.4%
   Microsoft Corp.                                    2,276,532   $  59,531,312
   Oracle Corp.*                                      1,574,401      19,223,436
   BEA Systems, Inc.*                                 1,749,230      16,442,762
   Check Point Software Technologies Ltd.*+             734,935      14,772,194
   Symantec Corp.*                                      837,940      14,663,950
   Adobe Systems, Inc.                                  347,864      12,857,053
   Autodesk, Inc.                                       254,095      10,913,380
   Electronic Arts, Inc.*+                              197,812      10,347,546
   Intuit, Inc.*+                                       118,440       6,312,852
   Citrix Systems, Inc.*+                               204,957       5,898,663
   Mercury Interactive Corp.*                           184,760       5,134,480
                                                                  -------------

TOTAL SOFTWARE                                                      176,097,628
                                                                  -------------

   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 13.0%
   Intel Corp.                                        2,006,571      50,084,012
   Lam Research Corp.*+                                 419,031      14,951,026
   Novellus Systems, Inc.*+                             581,136      14,017,001
   Maxim Integrated Products, Inc.+                     351,184      12,726,908
   Marvell Technology Group Ltd.*+                      208,757      11,709,180
   Broadcom Corp. -- Class A*+                          232,602      10,967,184
   Microchip Technology, Inc.+                          211,942       6,813,935
   Linear Technology Corp.                               99,500       3,588,965
   Intersil Corp. -- Class A                             98,558       2,452,123
   Altera Corp.*+                                       122,860       2,276,596
   Xilinx, Inc.                                          83,180       2,096,968
                                                                  -------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                       131,683,898
                                                                  -------------

   COMMUNICATIONS EQUIPMENT 12.1%
   Qualcomm, Inc.                                     1,443,620      62,191,150
   Cisco Systems, Inc.*                               2,218,184      37,975,310
   Research In Motion Ltd.*+                            167,851      11,079,845
   Juniper Networks, Inc.*+                             318,338       7,098,937
   JDS Uniphase Corp.*+                                 809,200       1,909,712
   Telefonaktiebolaget LM Ericsson -- SP ADR+            47,968       1,650,099
                                                                  -------------

TOTAL COMMUNICATIONS EQUIPMENT                                      121,905,053
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   COMPUTERS & PERIPHERALS 10.1%
   Apple Computer, Inc.*                                859,313   $  61,776,012
   Dell, Inc.*                                          824,194      24,717,578
   Sandisk Corp.*+                                      148,903       9,354,086
   QLogic Corp.*+                                       194,700       6,329,697
                                                                  -------------

TOTAL COMPUTERS & PERIPHERALS                                       102,177,373
                                                                  -------------

   IT CONSULTING & SERVICES 2.3%
   Fiserv, Inc.*+                                       266,098      11,514,060
   Paychex, Inc.+                                       189,293       7,215,849
   Cognizant Technology Solutions Corp.*                 87,236       4,392,333
                                                                  -------------

TOTAL IT CONSULTING & SERVICES                                       23,122,242
                                                                  -------------

   INTERNET SOFTWARE & SERVICES 1.4%
   Yahoo!, Inc.*+                                       245,891       9,634,010
   VeriSign, Inc.*+                                     212,961       4,668,105
                                                                  -------------

TOTAL INTERNET SOFTWARE & SERVICES                                   14,302,115
                                                                  -------------

   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.9%
   Flextronics International Ltd.*+                     417,818       4,362,020
   CDW Corp.+                                            60,190       3,465,138
   Sanmina-SCI Corp.*+                                  299,443       1,275,627
                                                                  -------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              9,102,785
                                                                  -------------

TOTAL INFORMATION TECHNOLOGY                                        578,391,094
                                                                  -------------

CONSUMER DISCRETIONARY 18.2%
   MEDIA 5.1%
   Comcast Corp. -- Class A*+                           657,631      17,072,101
   EchoStar Communications Corp.*+                      442,482      12,022,236
   Sirius Satellite Radio, Inc.*+                       887,277       5,944,756
   Lamar Advertising Co.*                               104,951       4,842,439
   NTL, Inc.*+                                           66,687       4,540,051
   Pixar*+                                               74,438       3,924,371
   Liberty Global, Inc. -- Class A*                     137,144       3,085,740
                                                                  -------------

TOTAL MEDIA                                                          51,431,694
                                                                  -------------
   INTERNET & CATALOG RETAIL 4.7%
   eBay, Inc.*+                                         729,556      31,553,297


--------------------------------------------------------------------------------

OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Amazon.com, Inc.*+                                   182,685   $   8,613,598
   IAC/InterActiveCorp*+                                258,355       7,314,030
                                                                  -------------

TOTAL INTERNET & CATALOG RETAIL                                      47,480,925
                                                                  -------------

   HOTELS, RESTAURANTS & LEISURE 2.7%
   Starbucks Corp.*                                     804,342      24,138,303
   Wynn Resorts Ltd.*+                                   64,436       3,534,315
                                                                  -------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                  27,672,618
                                                                  -------------

   SPECIALTY RETAIL 2.4%
   Staples, Inc.                                        474,285      10,771,012
   Bed Bath & Beyond, Inc.*                             235,483       8,512,710
   Ross Stores, Inc.                                    121,605       3,514,385
   Petsmart, Inc.+                                       46,750       1,199,605
                                                                  -------------

TOTAL SPECIALTY RETAIL                                               23,997,712
                                                                  -------------

   MULTILINE RETAIL 1.7%
   Sears Holdings Corp.*+                               147,595      17,051,650
                                                                  -------------

TOTAL MULTILINE RETAIL                                               17,051,650
                                                                  -------------

   COMMERCIAL SERVICES & SUPPLIES 1.1%
   Apollo Group, Inc. -- Class A*+                      124,607       7,533,739
   Career Education Corp.*+                             106,524       3,591,990
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                 11,125,729
                                                                  -------------

   HOUSEHOLD DURABLES 0.5%
   Garmin Ltd.+                                          82,667       5,484,955
                                                                  -------------

TOTAL HOUSEHOLD DURABLES                                              5,484,955
                                                                  -------------

TOTAL CONSUMER DISCRETIONARY                                        184,245,283
                                                                  -------------

HEALTH CARE 15.1%
   BIOTECHNOLOGY 10.6%
   Amgen, Inc.*+                                        483,483      38,127,469
   Gilead Sciences, Inc.*+                              319,681      16,824,811
   Genzyme Corp.*                                       231,886      16,412,891
   Biogen Idec, Inc.*+                                  252,753      11,457,294
   Celgene Corp.*+                                      121,386       7,865,813
   Chiron Corp.*+                                       164,451       7,311,491
   Invitrogen Corp.*+                                    74,970       4,996,001

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Medimmune, Inc.*                                     132,856   $   4,652,617
                                                                  -------------

TOTAL BIOTECHNOLOGY                                                 107,648,387
                                                                  -------------

   PHARMACEUTICALS 1.9%
   Teva Pharmaceutical Industries Ltd. -- SP ADR+       353,305      15,195,648
   Sepracor, Inc.*+                                      76,665       3,955,914
                                                                  -------------

TOTAL PHARMACEUTICALS                                                19,151,562
                                                                  -------------

   HEALTH CARE PROVIDERS & SERVICES 1.4%
   Express Scripts, Inc.*+                               97,725       8,189,355
   Patterson Cos., Inc.*+                               102,082       3,409,539
   Lincare Holdings, Inc.*                               61,369       2,571,975
                                                                  -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                               14,170,869
                                                                  -------------

   HEALTH CARE EQUIPMENT & SUPPLIES 1.2%
   Biomet, Inc.+                                        241,238       8,822,074
   DENTSPLY International, Inc.                          57,657       3,095,604
                                                                  -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               11,917,678
                                                                  -------------

TOTAL HEALTH CARE                                                   152,888,496
                                                                  -------------

INDUSTRIALS 3.2%
   AIR FREIGHT & COURIERS 1.0%
   Expeditors International Washington, Inc.+            77,857       5,256,126
   CH Robinson Worldwide, Inc.                          116,493       4,313,736
                                                                  -------------

TOTAL AIR FREIGHT & COURIERS                                          9,569,862
                                                                  -------------

   MACHINERY 0.9%
   Paccar, Inc.+                                        138,065       9,558,240
                                                                  -------------

TOTAL MACHINERY                                                       9,558,240
                                                                  -------------

   COMMERCIAL SERVICES & SUPPLIES 0.6%
   Cintas Corp.                                         144,960       5,969,453
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                  5,969,453
                                                                  -------------


--------------------------------------------------------------------------------

OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   TRADING COMPANIES & DISTRIBUTORS 0.4%
   Fastenal Co.+                                        108,129  $    4,237,575
                                                                 --------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                4,237,575
                                                                 --------------

   ELECTRICAL EQUIPMENT 0.3%
   American Power Conversion Corp.                      140,374       3,088,228
                                                                 --------------

TOTAL ELECTRICAL EQUIPMENT                                            3,088,228
                                                                 --------------

TOTAL INDUSTRIALS                                                    32,423,358
                                                                 --------------

CONSUMER STAPLES 1.6%
   FOOD & DRUG RETAILING 1.6%
   Costco Wholesale Corp.+                              170,335       8,426,472
   Whole Foods Market, Inc.+                            100,194       7,754,014
                                                                 --------------

TOTAL FOOD & DRUG RETAILING                                          16,180,486
                                                                 --------------

TOTAL CONSUMER STAPLES                                               16,180,486
                                                                 --------------

TELECOMMUNICATION SERVICES 0.7%
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.7%
   MCI, Inc.+                                           259,813       5,126,111
   Level 3 Communications, Inc.*+                       550,730       1,580,595
                                                                 --------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                          6,706,706
                                                                 --------------

TOTAL TELECOMMUNICATION SERVICES                                      6,706,706
                                                                 --------------

MATERIALS 0.5%
   CONTAINERS & PACKAGING 0.3%
   Smurfit-Stone Container Corp.*+                      196,626       2,786,190
                                                                 --------------

TOTAL CONTAINERS & PACKAGING                                          2,786,190
                                                                 --------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   CHEMICALS 0.2%
   Sigma-Aldrich Corp.+                                  39,634  $    2,508,436
                                                                 --------------

TOTAL CHEMICALS                                                       2,508,436
                                                                 --------------

TOTAL MATERIALS                                                       5,294,626
                                                                 --------------

TOTAL COMMON STOCKS
   (Cost $629,292,816)                                              976,130,049
                                                                 --------------
                                                           FACE
                                                         AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 4.2%
Collateralized by U.S. Treasury Obligations

Credit Suisse First Boston at
   3.45% due 01/03/06                             $  15,239,128      15,239,128
Lehman Brothers, Inc. at
   3.40% due 01/03/06                                 4,425,878       4,425,878
Morgan Stanley at
   3.30% due 01/03/06                                 9,133,962       9,133,962
Bear Stearns Cos., Inc. at
   3.10% due 01/03/06                                12,455,402      12,455,402
Citigroup, Inc. at
   2.90% due 01/03/06                                   830,360         830,360
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $42,084,730)                                                42,084,730
                                                                 --------------

SECURITIES LENDING COLLATERAL 21.6%
Investment in Securities Lending Short Term
   Investment Portfolio Held by U.S. Bank           218,145,596     218,145,596
                                                                 --------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $218,145,596)                                                 218,145,596
                                                                 ==============

TOTAL INVESTMENTS 122.3%
   (Cost $889,523,142)                                           $1,236,360,375
                                                                 --------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (22.3)%                  $ (225,267,437)
                                                                 --------------


--------------------------------------------------------------------------------

OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                                              $1,011,092,938

                                                                     UNREALIZED
                                                      CONTRACTS            LOSS
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
March 2006 Nasdaq 100 Index Mini Futures
   Contracts (Aggregate Market Value of
   Contracts $13,682,690)                                   413  $     (480,352)

                                                          UNITS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT
March 2006 Nasdaq 100 Index Swap, Maturing
   03/29/06 (Notional Market Value $22,876,095)          13,905  $     (411,754)
                                                                 --------------

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at December 31, 2005.


--------------------------------------------------------------------------------

ARKTOS MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 90.2%
Collateralized by U.S. Treasury Obligations

Credit Suisse First Boston at
  3.45% due 01/03/06                              $  52,636,890   $  52,636,890
Lehman Brothers, Inc. at
  3.40% due 01/03/06                                 28,509,908      28,509,908
Morgan Stanley at
  3.30% due 01/03/06                                 38,145,372      38,145,372
Bear Stearns Cos., Inc. at
  3.10% due 01/03/06                                 52,016,416      52,016,416
Citigroup, Inc. at
  2.90% due 01/03/06                                  3,467,761       3,467,761
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $174,776,347)                                              174,776,347
                                                                  -------------

TOTAL INVESTMENTS 90.2%
   (Cost $174,776,347)                                            $ 174,776,347
                                                                  -------------

OTHER ASSETS IN EXCESS OF LIABILITIES - 9.8%                      $  18,962,431
                                                                  -------------
NET ASSETS - 100.0%                                               $ 193,738,778

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                      CONTRACTS            GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
MINI-FUTURES
March 2006 Nasdaq 100 Index Mini
Futures Contracts
   (Aggregate Market Value of
   Contracts $60,130,950)                                 1,815   $   2,016,636
                                                                  -------------

                                                          UNITS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT
March 2006 Nasdaq 100 Index Swap,
Maturing 03/14/06**
   (Notional Market Value $96,900,009)                   58,899   $   3,581,255
March 2006 Nasdaq 100 Index Swap,
Maturing 03/28/06**
   (Notional Market Value $35,975,936)                   21,867         367,374
(TOTAL NOTIONAL MARKET VALUE $134,921,494)                        $   3,948,629
                                                                  -------------

**    Price Return based on Nasdaq 100 Index +/- financing at a variable rate.


--------------------------------------------------------------------------------

MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 86.7%
FINANCIALS 15.9%
   INSURANCE 3.8%
   HCC Insurance Holdings, Inc.+                         21,650   $     642,572
   First American Corp.+                                 13,270         601,131
   Fidelity National Financial, Inc.                     13,180         484,892
   Horace Mann Educators Corp.                           24,550         465,468
   W.R. Berkley Corp.                                     8,890         423,342
   Ohio Casualty Corp.                                    7,470         211,551
   Old Republic International Corp.                       4,840         127,098
                                                                  -------------

TOTAL INSURANCE                                                       2,956,054
                                                                  -------------

   REAL ESTATE 3.5%
   Liberty Property Trust+                               14,780         633,323
   Rayonier, Inc.+                                       15,790         629,231
   Highwoods Properties, Inc.                            19,000         540,550
   New Plan Excel Realty Trust                           18,090         419,326
   Macerich Co.+                                          6,190         415,597
   Developers Diversified Realty Corp.                    2,640         124,133
                                                                  -------------

TOTAL REAL ESTATE                                                     2,762,160
                                                                  -------------

   BANKS 3.1%
   Colonial BancGroup, Inc.                              27,110         645,760
   SVB Financial Group*+                                 11,410         534,444
   Wilmington Trust Corp.                                13,460         523,729
   Mercantile Bankshares Corp.                            8,260         466,194
   Associated Banc-Corp.+                                 4,060         132,153
   Cathay General Bancorp                                 1,400          50,316
   FirstMerit Corp.+                                      1,460          37,829
                                                                  -------------

TOTAL BANKS                                                           2,390,425
                                                                  -------------

   THRIFTS & MORTGAGE FINANCE 2.5%
   Radian Group, Inc.+                                   13,310         779,833
   PMI Group, Inc.+                                      16,820         690,798
   Astoria Financial Corp.                               12,410         364,854
   IndyMac Bancorp, Inc.+                                 2,670         104,183
                                                                  -------------

TOTAL THRIFTS & MORTGAGE FINANCE                                      1,939,668
                                                                  -------------

   CAPITAL MARKETS 2.4%
   Legg Mason, Inc.                                       6,760         809,104
   Jefferies Group, Inc.+                                13,260         596,435

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   LaBranche & Co., Inc.*+                               30,440   $     307,748
   Investors Financial Services Corp.+                    2,760         101,651
   Raymond James Financial, Inc.+                           910          34,280
                                                                  -------------

TOTAL CAPITAL MARKETS                                                 1,849,218
                                                                  -------------

   CONSUMER FINANCE 0.3%
   AmeriCredit Corp.*+                                   10,690         273,985
                                                                  -------------

TOTAL CONSUMER FINANCE                                                  273,985
                                                                  -------------

   DIVERSIFIED FINANCIALS 0.3%
   Leucadia National Corp.+                               5,080         241,097
                                                                  -------------

TOTAL DIVERSIFIED FINANCIALS                                            241,097
                                                                  -------------

TOTAL FINANCIALS                                                     12,412,607
                                                                  -------------

CONSUMER DISCRETIONARY 14.6%
   SPECIALTY RETAIL 5.0%
   American Eagle Outfitters, Inc.+                      31,099         714,655
   Pacific Sunwear of California, Inc.*                  22,900         570,668
   Claire's Stores, Inc.                                 18,830         550,213
   Chico's FAS, Inc.*+                                   11,180         491,137
   Advance Auto Parts, Inc.*+                             8,230         357,676
   Barnes & Noble, Inc.                                   5,480         233,832
   Urban Outfitters, Inc.*                                7,240         183,244
   Abercrombie & Fitch Co. -- Class A+                    2,700         175,986
   Payless Shoesource, Inc.*                              5,260         132,026
   O'Reilly Automotive, Inc.*                             3,890         124,519
   Rent-A-Center, Inc.*                                   6,150         115,989
   Ross Stores, Inc.                                      3,960         114,444
   Petsmart, Inc.                                         4,380         112,391
   Borders Group, Inc.                                    1,930          41,823
                                                                  -------------

TOTAL SPECIALTY RETAIL                                                3,918,603
                                                                  -------------

   MEDIA 3.0%
   Harte-Hanks, Inc.                                     17,987         474,677
   Scholastic Corp.*+                                    15,904         453,423
   Belo Corp. -- Class A+                                20,850         446,399
   Valassis Communications, Inc.*+                       14,760         429,073


--------------------------------------------------------------------------------

MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Emmis Communications Corp. -- Class A*                 9,090   $     180,982
   Catalina Marketing Corp.+                              5,420         137,397
   Media General, Inc.                                    2,580         130,806
   Entercom Communications Corp.*                         2,520          74,768
   Westwood One, Inc.                                       740          12,062
                                                                  -------------

TOTAL MEDIA                                                           2,339,587
                                                                  -------------

   HOUSEHOLD DURABLES 2.0%
   Toll Brothers, Inc.*+                                 14,400         498,816
   Ryland Group, Inc.+                                    5,492         396,138
   Harman International Industries, Inc.+                 3,870         378,680
   American Greetings Corp. -- Class A+                   7,370         161,919
   Beazer Homes USA, Inc.+                                  830          60,457
   Hovnanian Enterprises, Inc. -- Class A*                  850          42,194
   Blyth, Inc.                                            1,320          27,654
                                                                  -------------

TOTAL HOUSEHOLD DURABLES                                              1,565,858
                                                                  -------------

   MULTILINE RETAIL 1.2%
   Dollar Tree Stores, Inc.*                             25,860         619,088
   Saks, Inc.*+                                          16,150         272,289
                                                                  -------------

TOTAL MULTILINE RETAIL                                                  891,377
                                                                  -------------

   COMMERCIAL SERVICES & SUPPLIES 1.1%
   Career Education Corp.*+                              15,053         507,587
   ITT Educational Services, Inc.*                        3,670         216,934
   Education Management Corp.*                            2,230          74,727
   DeVry, Inc.*                                             740          14,800
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    814,048
                                                                  -------------

   HOTELS, RESTAURANTS & LEISURE 1.0%
   Brinker International, Inc.                           16,630         642,916
   GTECH Holdings Corp.                                   2,970          94,268
   CBRL Group, Inc.+                                      1,790          62,918
   Applebee's International, Inc.                           410           9,262
                                                                  -------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                     809,364
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   TEXTILES & APPAREL 0.7%
   Polo Ralph Lauren Corp.+                               9,940   $     558,032
                                                                  -------------

TOTAL TEXTILES & APPAREL                                                558,032
                                                                  -------------

   AUTO COMPONENTS 0.6%
   Modine Manufacturing Co.                              14,980         488,198
                                                                  -------------

TOTAL AUTO COMPONENTS                                                   488,198
                                                                  -------------

TOTAL CONSUMER DISCRETIONARY                                         11,385,067
                                                                  -------------

INFORMATION TECHNOLOGY 14.0%
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 3.4%
   Lam Research Corp.*                                   20,390         727,515
   Microchip Technology, Inc.                            20,940         673,221
   MEMC Electronic Materials, Inc.*                      19,020         421,673
   Intersil Corp. -- Class A                             11,260         280,149
   International Rectifier Corp.*+                        8,300         264,770
   Cypress Semiconductor Corp.*+                         13,630         194,228
   Micrel, Inc.*                                          5,050          58,580
   Credence Systems Corp.*                                6,140          42,734
                                                                  -------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                         2,662,870
                                                                  -------------

   IT CONSULTING & SERVICES 2.8%
   DST Systems, Inc.*                                    10,940         655,415
   Ceridian Corp.*                                       22,270         553,410
   MPS Group, Inc.*+                                     30,430         415,978
   CSG Systems International, Inc.*+                     11,200         249,984
   Alliance Data Systems Corp.*                           4,840         172,304
   BISYS Group, Inc.*                                     4,560          63,886
   MoneyGram International, Inc.                          1,730          45,118
                                                                  -------------

TOTAL IT CONSULTING & SERVICES                                        2,156,095
                                                                  -------------

   SOFTWARE 2.4%
   Sybase, Inc.*+                                        24,900         544,314
   Fair Isaac Corp.+                                      8,640         381,629
   Advent Software, Inc.*                                12,800         370,048
   McAfee, Inc.*                                          7,250         196,692
   Activision, Inc.*+                                    12,580         172,849


--------------------------------------------------------------------------------

MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   RSA Security, Inc.*+                                  11,070   $     124,316
   Macrovision Corp.*                                     7,020         117,445
                                                                  -------------

TOTAL SOFTWARE                                                        1,907,293
                                                                  -------------

   COMMUNICATIONS EQUIPMENT 1.8%
   Harris Corp.+                                         13,874         596,721
   Avocent Corp.*                                         7,060         191,961
   ADTRAN, Inc.+                                          5,586         166,128
   F5 Networks, Inc.*+                                    2,730         156,129
   Polycom, Inc.*                                         9,500         145,350
   Powerwave Technologies, Inc.*+                         8,660         108,856
   Plantronics, Inc.                                      2,100          59,430
                                                                  -------------

TOTAL COMMUNICATIONS EQUIPMENT                                        1,424,575
                                                                  -------------

   COMPUTERS & PERIPHERALS 1.7%
   Sandisk Corp.*+                                       13,820         868,172
   Western Digital Corp.*                                15,430         287,152
   Imation Corp.                                          4,340         199,944
                                                                  -------------

TOTAL COMPUTERS & PERIPHERALS                                         1,355,268
                                                                  -------------

   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.6%
   CDW Corp.                                              9,910         570,519
   Arrow Electronics, Inc.*                              10,640         340,799
   Plexus Corp.*                                          6,440         146,446
   Amphenol Corp. -- Class A                              1,910          84,537
   National Instruments Corp.                             2,190          70,189
   Avnet, Inc.*+                                          1,410          33,755
                                                                  -------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              1,246,245
                                                                  -------------

   OFFICE ELECTRONICS 0.3%
   Zebra Technologies Corp. -- Class A*                   4,830         206,966
                                                                  -------------

TOTAL OFFICE ELECTRONICS                                                206,966
                                                                  -------------

TOTAL INFORMATION TECHNOLOGY                                         10,959,312
                                                                  -------------

INDUSTRIALS 11.7%
   COMMERCIAL SERVICES & SUPPLIES 3.9%
   Dun & Bradstreet Corp.*+                              11,220         751,291
   Adesa, Inc.                                           24,170         590,231
   Herman Miller, Inc.                                   18,960         534,482
   Manpower, Inc.                                        10,980         510,570

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Corporate Executive Board Co.                          2,455   $     220,214
   Republic Services, Inc.                                5,630         211,407
   HNI Corp.                                              2,070         113,705
   Deluxe Corp.                                           3,590         108,203
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                  3,040,103
                                                                  -------------

   MACHINERY 1.9%
   Crane Co.                                             16,740         590,420
   Joy Global, Inc.                                       7,145         285,800
   Timken Co.                                             8,180         261,924
   Nordson Corp.                                          6,440         260,884
   Trinity Industries, Inc.+                              1,820          80,207
                                                                  -------------

TOTAL MACHINERY                                                       1,479,235
                                                                  -------------

   AEROSPACE & DEFENSE 1.4%
   Alliant Techsystems, Inc.*+                            8,210         625,356
   Precision Castparts Corp.+                             8,510         440,903
                                                                  -------------

TOTAL AEROSPACE & DEFENSE                                             1,066,259
                                                                  -------------

   ROAD & RAIL 1.2%
   CNF, Inc.+                                            11,280         630,439
   Yellow Roadway Corp.*+                                 7,190         320,746
                                                                  -------------

TOTAL ROAD & RAIL                                                       951,185
                                                                  -------------

   TRADING COMPANIES & DISTRIBUTORS 0.8%
   GATX Corp.+                                            7,320         264,106
   Fastenal Co.+                                          5,450         213,585
   MSC Industrial Direct Co. -- Class A                   4,380         176,164
                                                                  -------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                  653,855
                                                                  -------------

   AIR FREIGHT & COURIERS 0.8%
   CH Robinson Worldwide, Inc.                           11,120         411,773
   Expeditors International Washington, Inc.+             3,160         213,332
                                                                  -------------

TOTAL AIR FREIGHT & COURIERS                                            625,105
                                                                  -------------

   CONSTRUCTION & ENGINEERING 0.5%
   Jacobs Engineering Group, Inc.*                        5,750         390,252


--------------------------------------------------------------------------------

MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Granite Construction, Inc.                                70   $       2,514
                                                                  -------------

TOTAL CONSTRUCTION & ENGINEERING                                        392,766
                                                                  -------------

   INDUSTRIAL CONGLOMERATES 0.5%
   Teleflex, Inc.                                         5,337         346,798
                                                                  -------------

TOTAL INDUSTRIAL CONGLOMERATES                                          346,798
                                                                  -------------

   MARINE 0.3%
   Alexander & Baldwin, Inc.+                             4,890         265,234
                                                                  -------------

TOTAL MARINE                                                            265,234
                                                                  -------------

   ELECTRICAL EQUIPMENT 0.2%
   AMETEK, Inc.+                                          4,320         183,773
                                                                  -------------

TOTAL ELECTRICAL EQUIPMENT                                              183,773
                                                                  -------------

   AIRLINES 0.2%
   AirTran Holdings, Inc. *+                             10,080         161,582
                                                                  -------------

TOTAL AIRLINES                                                          161,582
                                                                  -------------

TOTAL INDUSTRIALS                                                     9,165,895
                                                                  -------------

HEALTH CARE 9.6%
   HEALTH CARE EQUIPMENT & SUPPLIES 3.1%
   Hillenbrand Industries, Inc.                          11,250         555,862
   Varian Medical Systems, Inc.*+                         9,917         499,222
   Varian, Inc.*                                         10,080         401,083
   Inamed Corp.*                                          3,685         323,101
   Edwards Lifesciences Corp.*                            4,790         199,312
   DENTSPLY International, Inc.                           3,680         197,579
   Intuitive Surgical, Inc.*+                             1,430         167,696
   Gen-Probe, Inc.*                                       1,430          69,770
                                                                  -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                2,413,625
                                                                  -------------

   HEALTH CARE PROVIDERS & SERVICES 3.0%
   Omnicare, Inc.+                                       15,160         867,455
   Lincare Holdings, Inc.*                               15,321         642,103
   Triad Hospitals, Inc.*                                 7,390         289,910
   LifePoint Hospitals, Inc.*+                            5,340         200,250

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Apria Healthcare Group, Inc.*                          6,450   $     155,510
   Health Net, Inc.*                                      2,148         110,729
   Community Health Systems, Inc.*+                       1,830          70,162
                                                                  -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                2,336,119
                                                                  -------------

   PHARMACEUTICALS 1.8%
   IVAX Corp.*                                           20,180         632,240
   Barr Pharmaceuticals, Inc.*                            8,930         556,250
   Sepracor, Inc.*+                                       4,280         220,848
   Valeant Pharmaceuticals
       International                                      1,790          32,363
                                                                  -------------

TOTAL PHARMACEUTICALS                                                 1,441,701
                                                                  -------------

   BIOTECHNOLOGY 1.7%
   Invitrogen Corp.*+                                     6,536         435,559
   Protein Design Labs, Inc.*+                           14,320         406,974
   Charles River Laboratories
       International, Inc.*+                              8,110         343,621
   Millennium Pharmaceuticals, Inc.*+                     6,030          58,491
   Techne Corp.*                                            830          46,604
   Cephalon, Inc.*+                                         690          44,671
   Martek Biosciences Corp.*+                               690          16,981
                                                                  -------------

TOTAL BIOTECHNOLOGY                                                   1,352,901
                                                                  -------------

TOTAL HEALTH CARE                                                     7,544,346
                                                                  -------------

ENERGY 8.0%
   OIL & GAS 4.3%
   Peabody Energy Corp.                                   9,190         757,440
   Noble Energy, Inc.                                    15,700         632,710
   Southwestern Energy Co.*                              10,320         370,901
   Pioneer Natural Resources Co.                          7,190         368,631
   Arch Coal, Inc.+                                       4,590         364,905
   Forest Oil Corp.*                                      4,980         226,938
   Newfield Exploration Co.*                              4,250         212,797
   Western Gas Resources, Inc.                            4,420         208,138
   Denbury Resources, Inc.*                               6,900         157,182
   Quicksilver Resources, Inc.*+                          1,160          48,732
   Plains Exploration & Production Co.*                     110           4,370
                                                                  -------------

TOTAL OIL & GAS                                                       3,352,744
                                                                  -------------


--------------------------------------------------------------------------------

MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   ENERGY EQUIPMENT & SERVICES 3.7%
   Patterson-UTI Energy, Inc.                            20,750   $     683,713
   Pride International, Inc.*                            12,330         379,148
   Grant Prideco, Inc.*+                                  8,410         371,049
   Cooper Cameron Corp.*+                                 8,470         350,658
   Helmerich & Payne, Inc.                                4,630         286,643
   Smith International, Inc.+                             7,630         283,149
   Tidewater, Inc.+                                       6,190         275,207
   ENSCO International, Inc.+                             6,050         268,318
                                                                  -------------

TOTAL ENERGY EQUIPMENT & SERVICES                                     2,897,885
                                                                  -------------

TOTAL ENERGY                                                          6,250,629
                                                                  -------------

UTILITIES 6.4%
   MULTI-UTILITIES 3.9%
   Wisconsin Energy Corp.                                18,940         739,796
   SCANA Corp.                                           18,250         718,685
   WPS Resources Corp.                                   10,590         585,733
   NSTAR                                                 12,660         363,342
   MDU Resources Group, Inc.                             10,750         351,955
   Aquila, Inc.*                                         71,750         258,300
                                                                  -------------

TOTAL MULTI-UTILITIES                                                 3,017,811
                                                                  -------------

   GAS UTILITIES 2.4%
   Equitable Resources, Inc.                             19,590         718,757
   Oneok, Inc.+                                          22,725         605,167
   Questar Corp.+                                         6,800         514,760
                                                                  -------------

TOTAL GAS UTILITIES                                                   1,838,684
                                                                  -------------

   ELECTRIC UTILITIES 0.1%
   Sierra Pacific Resources*+                             6,930          90,367
   Westar Energy, Inc.                                      950          20,425
                                                                  -------------

TOTAL ELECTRIC UTILITIES                                                110,792
                                                                  -------------

TOTAL UTILITIES                                                       4,967,287
                                                                  -------------

MATERIALS 3.7%
   CHEMICALS 3.0%
   Lyondell Chemical Co.+                                28,680         683,158
   Lubrizol Corp.                                        13,000         564,590
   Olin Corp.+                                           27,120         533,722
   FMC Corp.*                                             3,320         176,524
   Cytec Industries, Inc.                                 3,470         165,276
   Scotts Miracle-Gro Co. -- Class A                      2,230         100,885

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Airgas, Inc.                                           2,010   $      66,129
   Chemtura Corp.                                         2,560          32,512
                                                                  -------------

TOTAL CHEMICALS                                                       2,322,796
                                                                  -------------

   CONSTRUCTION MATERIALS 0.5%
   Martin Marietta Materials, Inc.+                       4,840         371,325
                                                                  -------------

TOTAL CONSTRUCTION MATERIALS                                            371,325
                                                                  -------------

   METALS & MINING 0.2%
   Worthington Industries, Inc.                          10,570         203,049
                                                                  -------------

TOTAL METALS & MINING                                                   203,049
                                                                  -------------

TOTAL MATERIALS                                                       2,897,170
                                                                  -------------

CONSUMER STAPLES 2.5%
   HOUSEHOLD PRODUCTS 1.6%
   Energizer Holdings, Inc.*+                            13,213         657,875
   Church & Dwight Co., Inc.                             17,430         575,713
                                                                  -------------

TOTAL HOUSEHOLD PRODUCTS                                              1,233,588
                                                                  -------------

   FOOD PRODUCTS 0.9%
   Hormel Foods Corp.                                    13,070         427,127
   Dean Foods Co.*                                        7,260         273,412
                                                                  -------------

TOTAL FOOD PRODUCTS                                                     700,539
                                                                  -------------

TOTAL CONSUMER STAPLES                                                1,934,127
                                                                  -------------

TELECOMMUNICATION SERVICES 0.3%
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.3%
   Cincinnati Bell, Inc.*+                               70,825         248,596
                                                                  -------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                            248,596
                                                                  -------------


--------------------------------------------------------------------------------

MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   WIRELESS TELECOMMUNICATION SERVICES 0.0%
   Telephone & Data Systems, Inc.                           780   $      28,103
                                                                  -------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                                28,103
                                                                  -------------

TOTAL TELECOMMUNICATION SERVICES                                        276,699
                                                                  -------------

TOTAL COMMON STOCKS
   (Cost $62,768,653)                                                67,793,139
                                                                  -------------

                                                           FACE
                                                         AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 18.3%
Collateralized by U.S. Treasury Obligations

Credit Suisse First Boston at
   3.45% due 01/03/06                             $   6,169,443       6,169,443
Lehman Brothers, Inc. at
   3.40% due 01/03/06                                 1,339,743       1,339,743
Morgan Stanley at
   3.30% due 01/03/06                                 2,764,911       2,764,911
Bear Stearns Cos., Inc. at
   3.10% due 01/03/06                                 3,770,333       3,770,333
Citigroup, Inc. at
   2.90% due 01/03/06                                   251,356         251,356
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $14,295,786)                                                14,295,786
                                                                  -------------

SECURITIES LENDING COLLATERAL 18.4%
Investment in Securities Lending Short Term
   Investment Portfolio Held by U.S. Bank            14,396,964      14,396,964
                                                                  -------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $14,396,964)                                                   14,396,964
                                                                  =============

TOTAL INVESTMENTS 123.4%
   (Cost $91,461,403)                                             $  96,485,889
                                                                  -------------

LIABILITIES IN EXCESS OF OTHER
   ASSETS - (23.4)%                                               $ (18,316,080)
NET ASSETS - 100.0%                                               $  78,169,809
                                                                  -------------

                                                                     UNREALIZED
                                                      CONTRACTS            LOSS
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
March 2006 S&P MidCap 400
Index Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $24,044,040)                                   324   $    (112,811)

                                                          UNITS
--------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT
February 2006 S&P MidCap 400 Index
Swap, Maturing 02/24/06**
   (Notional Value $27,584,195)                          37,374   $    (254,335)
                                                                  -------------

*     Non-Income Producing Security.

** Price Return based on S&P MidCap 400 Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at December 31, 2005.


--------------------------------------------------------------------------------

INVERSE MID-CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 60.3%
Collateralized by U.S. Treasury
Obligations

Credit Suisse First Boston at
  3.45% due 01/03/06                              $   2,790,286   $   2,790,286
Lehman Brothers, Inc. at
  3.40% due 01/03/06                                    870,626         870,626
Morgan Stanley at
  3.30% due 01/03/06                                  1,796,765       1,796,765
Bear Stearns Cos., Inc. at
  3.10% due 01/03/06                                  2,450,135       2,450,135
Citigroup, Inc. at
  2.90% due 01/03/06                                    163,342         163,342
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $8,071,154)                                                   8,071,154
                                                                  -------------

TOTAL INVESTMENTS 60.3%
  (Cost $8,071,154)                                               $   8,071,154
                                                                  -------------
OTHER ASSETS IN EXCESS OF LIABILITIES - 39.7%                     $   5,323,397
                                                                  -------------
NET ASSETS - 100.0%                                               $  13,394,551

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                      CONTRACTS            GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
MINI-FUTURES
March 2006 S&P MidCap 400 Index Mini
Futures Contracts
   (Aggregate Market Value of
   Contracts $3,116,820)                                     42   $      13,113
                                                                  -------------

                                                          UNITS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT
February 2006 S&P MidCap 400 Index
Swap, maturing 02/23/06*
   (Notional Market Value
   $10,055,190)                                          13,624   $      73,553
                                                                  -------------

* Price Return based on S&P MidCap 400 Index +/- financing at a variable rate.


--------------------------------------------------------------------------------

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 93.1%
FINANCIALS 20.0%
   REAL ESTATE 6.8%
   Taubman Centers, Inc.+                                17,540   $     609,515
   Jones Lang LaSalle, Inc.+                             11,542         581,140
   FelCor Lodging Trust, Inc.                            29,908         514,717
   Potlatch Corp.+                                        9,987         509,137
   Nationwide Health Properties, Inc.                    23,258         497,721
   Pennsylvania Real Estate Investment Trust             13,279         496,103
   Strategic Hotel Capital, Inc.                         24,095         495,875
   Commercial Net Lease Realty                           24,135         491,630
   Eastgroup Properties, Inc.                            10,846         489,805
   Corporate Office Properties Trust SBI/MD              13,438         477,587
   Mid-America Apartment Communities, Inc.                9,760         473,360
   Tanger Factory Outlet Centers, Inc.                   16,408         471,566
   Meristar Hospitality Corp.*                           49,850         468,590
   American Home Mortgage Investment Corp.+              14,150         460,866
   Spirit Finance Corp.                                  40,195         456,213
   Entertainment Properties Trust                        10,523         428,812
   National Health Investors, Inc.                       14,070         365,257
   Trammell Crow Co.*                                     8,165         209,432
   Fieldstone Investment Corp.                           17,425         206,661
   Arbor Realty Trust, Inc.                               7,691         199,351
   Bedford Property Investors, Inc.                       8,724         191,405
   Newcastle Investment Corp.                             7,174         178,274
   Luminent Mortgage Capital, Inc.                       22,874         171,784
   Kilroy Realty Corp.                                    2,433         150,603
   Essex Property Trust, Inc.+                            1,626         149,917
   Realty Income Corp.                                    5,415         117,072
   MFA Mortgage Investments, Inc.                        19,238         109,657
   Saxon Capital, Inc.                                    8,806          99,772
   Equity Inns, Inc.                                      5,477          74,213
   CB Richard Ellis Group, Inc. -- Class A*               1,213          71,385
   Capstead Mortgage Corp.+                              11,584          67,303
   Equity Lifestyle Properties, Inc.                      1,378          61,321
   HomeBanc Corp./Atlanta GA                              7,463          55,823

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   New Century Financial Corp.+                           1,201   $      43,320
                                                                  -------------

TOTAL REAL ESTATE                                                    10,445,187
                                                                  -------------

   BANKS 6.1%
   Umpqua Holding Corp.                                  19,881         567,205
   Hudson United Bancorp                                 13,498         562,597
   SVB Financial Group*+                                 11,242         526,575
   Central Pacific Financial Corp. Co.                   13,703         492,212
   Sterling Financial Corp./WA                           19,082         476,668
   Provident Bankshares Corp.                            13,708         462,919
   First Republic Bank                                   12,446         460,626
   Greater Bay Bancorp                                   17,680         452,961
   Republic Bancorp, Inc./MI                             37,926         451,319
   TrustCo Bank Corp./NY+                                34,538         428,962
   FNB Corp.                                             23,366         405,634
   MB Financial Corp.                                    11,184         395,914
   First Bancorp Puerto Rico                             31,476         390,617
   First Financial Bancorp+                              21,136         370,303
   Community Bank System, Inc.                           15,674         353,449
   PrivateBancorp, Inc.                                   9,842         350,080
   UCBH Holdings, Inc.+                                  18,542         331,531
   Hanmi Financial Corp.                                 18,086         323,016
   United Bankshares, Inc.                                8,388         295,593
   Citizens Banking Corp./MI                              8,352         231,768
   First Midwest Bancorp, Inc./IL                         6,215         217,898
   Nara Bancorp, Inc.+                                   11,054         196,540
   First Community Bancorp/CA                             3,484         189,425
   Center Financial Corp.                                 6,618         166,509
   East-West Bancorp, Inc.+                               4,083         148,989
   Oriental Financial Group                              11,425         141,213
   Prosperity Bancshares, Inc.                            3,626         104,211
                                                                  -------------

TOTAL BANKS                                                           9,494,734
                                                                  -------------

   THRIFTS & MORTGAGE FINANCE 2.8%
   Fremont General Corp.+                                24,718         574,199
   Corus Bankshares, Inc.+                                8,830         496,864
   FirstFed Financial Corp.*+                             8,631         470,562
   Harbor Florida Bancshares, Inc.                       11,839         438,635
   Provident Financial Services, Inc.                    23,048         426,618
   BankAtlantic Bancorp, Inc. -- Class A                 26,122         365,708
   Flagstar Bancorp, Inc.                                20,732         298,541


--------------------------------------------------------------------------------

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   NetBank, Inc.                                         27,692   $     198,829
   Dime Community Bancshares                             12,868         188,001
   Kearny Financial Corp.                                13,014         158,771
   Federal Agricultural Mortgage Corp.                    5,183         155,127
   Doral Financial Corp.                                 13,381         141,839
   Downey Financial Corp.                                 1,842         125,974
   Franklin Bank Corp./Houston TX*                        6,513         117,169
   W Holding Co., Inc.+                                  11,772          96,884
   R&G Financial Corp. -- Class B                         7,323          96,664
                                                                  -------------

TOTAL THRIFTS & MORTGAGE FINANCE                                      4,350,385
                                                                  -------------

   INSURANCE 2.4%
   ProAssurance Corp.*+                                  10,928         531,538
   Argonaut Group, Inc.*                                 15,707         514,718
   LandAmerica Financial Group, Inc.+                     8,066         503,318
   Zenith National Insurance Corp.                       10,865         501,094
   Selective Insurance Group, Inc.                        7,699         408,817
   American Physicians Capital, Inc.*                     4,363         199,782
   Safety Insurance Group, Inc.                           4,570         184,491
   Universal American Financial Corp.*                   11,010         166,031
   RLI Corp.                                              3,263         162,726
   Delphi Financial Group, Inc. -- Class A                3,533         162,553
   Philadelphia Consolidated Holding Co.*                 1,271         122,893
   Covanta Holding Corp.*                                 6,050          91,113
   AmerUs Group Co.+                                      1,285          72,821
                                                                  -------------

TOTAL INSURANCE                                                       3,621,895
                                                                  -------------

   CAPITAL MARKETS 0.8%
   Investment Technology Group, Inc.*                    14,859         526,603
   Calamos Asset Management, Inc. -- Class A             13,684         430,362
   Affiliated Managers Group*+                            1,563         125,431
   GAMCO Investors, Inc. -- Class A                       1,817          79,094
   LaBranche & Co., Inc.*+                                6,201          62,692

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   MarketAxess Holdings, Inc.*                            4,899   $      55,995
                                                                  -------------

TOTAL CAPITAL MARKETS                                                 1,280,177
                                                                  -------------

   CONSUMER FINANCE 0.8%
   CompuCredit Corp.*+                                   10,710         412,121
   World Acceptance Corp.*                                6,474         184,509
   Collegiate Funding Services LLC*                       8,810         173,998
   Asta Funding, Inc.+                                    6,133         167,676
   ACE Cash Express, Inc.*                                5,581         130,316
   Advance America Cash Advance Centers, Inc.             7,174          88,958
   Nelnet, Inc. -- Class A*                               1,033          42,022
                                                                  -------------

TOTAL CONSUMER FINANCE                                                1,199,600
                                                                  -------------

   DIVERSIFIED FINANCIALS 0.3%
   Nasdaq Stock Market, Inc.*                             7,708         271,168
   Archipelago Holdings, Inc.*+                           2,503         124,574
   Asset Acceptance Capital Corp.*                        3,948          88,672
                                                                  -------------

TOTAL DIVERSIFIED FINANCIALS                                            484,414
                                                                  -------------

TOTAL FINANCIALS                                                     30,876,392
                                                                  -------------

INFORMATION TECHNOLOGY 17.5%
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 4.1%
   OmniVision Technologies, Inc.*+                       30,565         610,077
   Cymer, Inc.*+                                         14,328         508,787
   Micrel, Inc.*+                                        37,200         431,520
   Silicon Image, Inc.*                                  47,298         428,047
   Microsemi Corp.*+                                     13,125         363,037
   MKS Instruments, Inc.*+                               19,548         349,714
   Cirrus Logic, Inc.*                                   50,885         339,912
   ON Semiconductor Corp.*+                              59,035         326,464
   Sigmatel, Inc.*                                       19,739         258,581
   Photronics, Inc.*+                                    16,085         242,240
   Diodes, Inc.*                                          7,108         220,703
   Tessera Technologies, Inc.*                            8,483         219,286
   Kopin Corp.*                                          36,558         195,585
   ATMI, Inc.*                                            6,538         182,868
   Netlogic Microsystems, Inc.*+                          6,228         169,651
   ADE Corp.*                                             6,020         144,841
   IXYS Corp.*                                           12,048         140,841
   MIPS Technology, Inc.*+                               22,843         129,748


--------------------------------------------------------------------------------

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Power Integrations, Inc.*                              5,247   $     124,931
   Cypress Semiconductor Corp.*+                          8,746         124,630
   Silicon Laboratories, Inc.*+                           3,379         123,874
   Trident Microsystems, Inc.*+                           5,398          97,164
   RF Micro Devices, Inc.*                               17,155          92,809
   Atmel Corp.*                                          25,998          80,334
   Amkor Technology, Inc.*+                              13,671          76,558
   Silicon Storage Technology, Inc.*                     13,030          65,802
   Skyworks Solutions, Inc.*                             11,677          59,436
   Portalplayer, Inc.*                                    2,073          58,707
   Credence Systems Corp.*                                8,415          58,568
   PMC - Sierra, Inc.*+                                   6,618          51,025
   Rambus, Inc.*                                          2,465          39,908
   Conexant Systems, Inc.*                               15,481          34,987
   LTX Corp.*                                             7,691          34,610
   Lattice Semiconductor Corp.*+                          3,160          13,651
                                                                  -------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                         6,398,896
                                                                  -------------

   SOFTWARE 3.1%
   MicroStrategy, Inc. -- Class A*                        6,657         550,800
   Serena Software, Inc.*+                               16,645         390,159
   Internet Security Systems, Inc.*                      18,049         378,127
   Epicor Software Corp.*                                25,657         362,533
   Macrovision Corp.*                                    19,682         329,280
   Micros Systems, Inc.*+                                 6,507         314,418
   Ansys, Inc.*                                           6,967         297,421
   Transaction Systems Architects,
       Inc. -- Class A*+                                 10,163         292,593
   Secure Computing Corp.*+                              21,393         262,278
   Parametric Technology Corp.*                          30,753         187,593
   Quest Software, Inc.*                                 10,498         153,166
   Salesforce.com, Inc.*+                                 4,773         152,975
   Quality Systems, Inc.*+                                1,882         144,462
   Advent Software, Inc.*                                 4,010         115,929
   THQ, Inc.*+                                            4,508         107,516
   Take-Two Interactive Software, Inc.*+                  5,372          95,084
   Progress Software Corp.*                               3,336          94,676
   TIBCO Software, Inc.*                                 12,008          89,700
   Kronos, Inc./MA*                                       2,093          87,613
   RSA Security, Inc.*+                                   6,096          68,458

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Vasco Data Security International*                     6,926   $      68,290
   Intervideo, Inc.*                                      6,096          64,313
   InterVoice, Inc.*                                      7,260          57,790
   Filenet Corp.*                                         2,191          56,637
   Mentor Graphics Corp.*+                                5,477          56,632
   GameStop Corp. -- Class B*                               951          27,484
                                                                  -------------

TOTAL SOFTWARE                                                        4,805,927
                                                                  -------------

   INTERNET SOFTWARE & SERVICES 2.3%
   Digitas, Inc.*                                        39,253         491,448
   United Online, Inc.                                   32,455         461,510
   Websense, Inc.*                                        6,618         434,405
   InfoSpace, Inc.*                                      16,804         433,879
   EarthLink, Inc.*                                      34,775         386,350
   Equinix, Inc.*+                                        7,699         313,811
   j2 Global Communications, Inc.*+                       6,618         282,853
   Sonicwall, Inc.*                                      31,980         253,282
   Digital River, Inc.*+                                  6,826         203,005
   Bankrate, Inc.*+                                       5,580         164,722
   Click Commerce, Inc.*+                                 4,982         104,722
   Online Resources Corp.*                                1,158          12,796
                                                                  -------------

TOTAL INTERNET SOFTWARE & SERVICES                                    3,542,783
                                                                  -------------

   COMMUNICATIONS EQUIPMENT 2.2%
   CommScope, Inc.*+                                     23,745         477,987
   Sycamore Networks, Inc.*                              82,731         357,398
   Extreme Networks, Inc.*+                              66,758         317,101
   Ixia*                                                 18,212         269,173
   Netgear, Inc.*+                                       13,327         256,545
   Black Box Corp.                                        5,166         244,765
   Symmetricom, Inc.*                                    27,698         234,602
   ADTRAN, Inc.+                                          6,309         187,630
   Comtech Telecommunications Corp.*+                     5,490         167,665
   3Com Corp.*+                                          40,942         147,391
   Blue Coat Systems, Inc.*                               3,118         142,555
   Tekelec*                                               9,606         133,523
   Utstarcom, Inc.*+                                     12,849         103,563
   Westell Technologies, Inc. -- Class A*+               16,316          73,422
   Avocent Corp.*                                         2,643          71,863
   F5 Networks, Inc.*+                                    1,003          57,362
   Arris Group, Inc.*                                     4,836          45,797
   Interdigital Communications Corp.*                     2,288          41,916


--------------------------------------------------------------------------------

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Ditech Communications Corp.*                           2,435   $      20,332
   EndWave Corp.*                                         1,158          13,641
                                                                  -------------

TOTAL COMMUNICATIONS EQUIPMENT                                        3,364,231
                                                                  -------------

   ELECTRONIC EQUIPMENT & INSTRUMENTS 2.2%
   Electro Scientific Industries, Inc.*                  17,199         415,356
   Coherent, Inc.*                                       13,030         386,730
   Agilsys, Inc.                                         17,176         312,947
   Itron, Inc.*                                           6,242         249,930
   LoJack Corp.*                                         10,175         245,523
   CTS Corp.                                             21,948         242,745
   TTM Technologies, Inc.*                               24,657         231,776
   Rofin-Sinar Technologies, Inc.*                        5,247         228,087
   Littelfuse, Inc.*                                      7,132         194,347
   MTS Systems Corp.                                      5,349         185,289
   Brightpoint, Inc.*+                                    5,398         149,686
   Global Imaging Systems, Inc.*                          4,319         149,567
   Metrologic Instruments, Inc.*                          6,429         123,823
   International DisplayWorks, Inc.*+                    15,646          92,937
   Trimble Navigation Ltd.*                               2,191          77,759
   Checkpoint Systems, Inc.*                              1,658          40,870
   Fargo Electronics, Inc.*                               1,378          26,526
                                                                  -------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              3,353,898
                                                                  -------------

   COMPUTERS & PERIPHERALS 1.9%
   Emulex Corp.*+                                        28,465         563,322
   Komag, Inc.*+                                         15,023         520,697
   Intergraph Corp.*+                                     8,628         429,761
   Palm, Inc.*+                                          10,006         318,191
   Brocade Communications Systems, Inc.*+                77,706         316,263
   UNOVA, Inc.                                            6,020         203,476
   McData Corp. -- Class A*+                             43,897         166,809
   Mobility Electronics, Inc.*+                          15,995         154,512
   Synaptics, Inc.*                                       4,277         105,727
   Gateway, Inc.*+                                       33,847          84,956
   Adaptec, Inc.*                                         5,150          29,973
                                                                  -------------

TOTAL COMPUTERS & PERIPHERALS                                         2,893,687
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   IT CONSULTING & SERVICES 1.7%
   CSG Systems International, Inc.*+                     20,523   $     458,073
   Talx Corp.                                             9,522         435,251
   MAXIMUS, Inc.                                         11,468         420,761
   Perot Systems Corp. -- Class A*                       27,384         387,210
   Intrado, Inc.*                                        10,588         243,736
   Mantech International Corp. -- Class A*                4,743         132,140
   BISYS Group, Inc.*                                     9,192         128,780
   Sykes Enterprises, Inc.*                               8,723         116,626
   Acxiom Corp.                                           5,045         116,035
   Infocrossing, Inc.*+                                  11,566          99,583
   CACI International, Inc. -- Class A*                   1,323          75,914
   iPayment Holdings, Inc.*                               1,467          60,910
   infoUSA, Inc. -- Class B                               3,918          42,824
                                                                  -------------

TOTAL IT CONSULTING & SERVICES                                        2,717,843
                                                                  -------------

TOTAL INFORMATION TECHNOLOGY                                         27,077,265
                                                                  -------------

CONSUMER DISCRETIONARY 13.9%
   SPECIALTY RETAIL 3.7%
   Charming Shoppes, Inc.*                               47,343         624,928
   Sports Authority, Inc.*                               15,373         478,561
   Genesco, Inc.*                                        12,067         468,079
   Pantry, Inc.*                                          8,627         405,383
   Christopher & Banks Corp.                             21,393         401,761
   Talbots, Inc.+                                        13,705         381,273
   Sonic Automotive, Inc.                                17,079         380,520
   Guess ?, Inc.*+                                        8,423         299,859
   Stein Mart, Inc.                                      15,441         280,254
   Too, Inc.*                                             9,510         268,277
   Cato Corp. -- Class A                                 11,869         254,590
   CSK Auto Corp.*                                       16,534         249,333
   Children's Place Retail Stores, Inc.*+                 4,319         213,445
   Group 1 Automotive, Inc.*                              5,450         171,293
   Hibbett Sporting Goods, Inc.*                          4,838         137,786
   Dress Barn, Inc.*+                                     2,910         112,355
   Payless Shoesource, Inc.*                              4,258         106,876
   Cache, Inc.*                                           5,807         100,577
   Buckle, Inc.                                           2,973          95,849
   Select Comfort Corp.*                                  3,160          86,426
   Guitar Center, Inc.*                                   1,668          83,417
   Tractor Supply Co.*+                                   1,453          76,922
   Movie Gallery, Inc.+                                  11,913          66,832


--------------------------------------------------------------------------------

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Burlington Coat Factory Warehouse Corp.                  401   $      16,124
   Regis Corp.                                              309          11,918
                                                                  -------------

TOTAL SPECIALTY RETAIL                                                5,772,638
                                                                  -------------

   HOTELS, RESTAURANTS & LEISURE 2.1%
   CEC Entertainment, Inc.*+                             12,268         417,603
   Papa John's International, Inc.*                       6,412         380,296
   CKE Restaurants, Inc.                                 27,398         370,147
   Jack in the Box, Inc.*+                                9,793         342,069
   Vail Resorts, Inc.*                                    8,806         290,862
   Steak n Shake Co.*                                    15,027         254,708
   Ameristar Casinos, Inc.                               10,007         227,159
   Landry's Restaurants, Inc.                             7,460         199,257
   Bluegreen Corp.*                                      12,377         195,557
   Sunterra Corp.*                                       11,643         165,563
   Sonic Corp.*                                           3,780         111,510
   Krispy Kreme Doughnuts, Inc.*+                        16,118          92,517
   Gaylord Entertainment Co.*                             1,355          59,064
   Domino's Pizza, Inc.                                   2,191          53,022
   Monarch Casino & Resort, Inc.*                         2,191          49,517
   Multimedia Games, Inc.*+                               5,253          48,590
   Penn National Gaming, Inc.*                              517          17,035
   Boyd Gaming Corp.                                        319          15,204
                                                                  -------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                   3,289,680
                                                                  -------------

   HOUSEHOLD DURABLES 2.1%
   Brookfield Homes Corp.+                                8,505         422,954
   La-Z-Boy, Inc.+                                       31,150         422,394
   Yankee Candle Co., Inc.                               16,191         414,490
   Jarden Corp.*                                         13,085         394,513
   Ethan Allen Interiors, Inc.+                           9,968         364,131
   WCI Communities, Inc.*+                               13,531         363,307
   Technical Olympic USA, Inc.                            7,648         161,296
   Maytag Corp.                                           8,191         154,155
   William Lyon Homes, Inc.*+                             1,506         151,955
   Champion Enterprises, Inc.*                           10,868         148,022
   Interface, Inc. -- Class A*                           16,440         135,137
   Blount International, Inc.*                            6,327         100,789
                                                                  -------------

TOTAL HOUSEHOLD DURABLES                                              3,233,143
                                                                  -------------

   MEDIA 2.0%
   Journal Register Co.                                  24,512         366,454

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Cumulus Media, Inc. -- Class A*+                      28,856   $     358,103
   Citadel Broadcasting Corp.                            26,224         352,451
   RCN Corp.*+                                           13,671         320,585
   Reader's Digest Association, Inc.                     20,814         316,789
   Emmis Communications Corp. -- Class A*                15,375         306,116
   Entravision Communications Corp. -- Class A*          29,651         211,115
   Lin TV Corp. -- Class A*                              16,211         180,590
   Playboy Enterprises, Inc. -- Class B*+                12,031         167,111
   RH Donnelley Corp.*+                                   2,211         136,242
   Sinclair Broadcast Group, Inc. -- Class A+            14,525         133,630
   ProQuest Co.*                                          3,379          94,308
   Gemstar-TV Guide International, Inc.*                 12,728          33,220
   Catalina Marketing Corp.                               1,158          29,355
   Primedia, Inc.*                                       13,842          22,286
                                                                  -------------

TOTAL MEDIA                                                           3,028,355
                                                                  -------------

   TEXTILES & APPAREL 1.2%
   Phillips-Van Heusen Corp.                             15,625         506,250
   K-Swiss, Inc. -- Class A                              14,882         482,772
   Skechers U.S.A., Inc. -- Class A*                     12,048         184,575
   Carter's, Inc.*                                        3,104         182,670
   Quiksilver, Inc.*+                                     8,766         121,321
   Charles & Colvard Ltd.+                                5,914         119,463
   Russell Corp.                                          8,723         117,412
   Wolverine World Wide, Inc.                             5,045         113,311
                                                                  -------------

TOTAL TEXTILES & APPAREL                                              1,827,774
                                                                  -------------

   COMMERCIAL SERVICES & SUPPLIES 0.6%
   Sotheby's Holdings, Inc. -- Class A*                  21,904         402,158
   Jackson Hewitt Tax Service, Inc.                       7,772         215,362
   DeVry, Inc.*+                                          7,467         149,340
   Corinthian Colleges, Inc.*                            11,363         133,856
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    900,716
                                                                  -------------

   INTERNET & CATALOG RETAIL 0.5%
   Stamps.com, Inc.*                                      9,679         222,230
   Coldwater Creek, Inc.*                                 7,118         217,313


--------------------------------------------------------------------------------

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Nutri/System, Inc.*+                                   5,823   $     209,744
   1-800-FLOWERS.com, Inc.*                              13,703          87,973
   Priceline.com, Inc.*                                   3,533          78,857
                                                                  -------------

TOTAL INTERNET & CATALOG RETAIL                                         816,117
                                                                  -------------

   LEISURE EQUIPMENT & PRODUCTS 0.5%
   Jakks Pacific, Inc.*+                                 15,060         315,356
   RC2 Corp.*                                             5,398         191,737
   SCP Pool Corp.                                         3,948         146,945
   Callaway Golf Co.                                      6,826          94,472
                                                                  -------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                      748,510
                                                                  -------------

   MULTILINE RETAIL 0.3%
   Tuesday Morning Corp.                                 15,373         321,603
   Conn's, Inc.*+                                         2,910         107,292
   Big Lots, Inc.*+                                       4,940          59,329
   99 Cents Only Stores*+                                 5,045          52,771
                                                                  -------------

TOTAL MULTILINE RETAIL                                                  540,995
                                                                  -------------

   AUTO COMPONENTS 0.3%
   LKQ Corp.*                                             4,577         158,456
   ArvinMeritor, Inc.                                     7,879         113,379
   Goodyear Tire & Rubber Co.*+                           5,770         100,282
   Visteon Corp.*                                        15,997         100,141
   Exide Technologies*                                   12,357          45,721
                                                                  -------------

TOTAL AUTO COMPONENTS                                                   517,979
                                                                  -------------

   DISTRIBUTORS 0.2%
   Building Material Holding Corp.+                       4,794         326,999
                                                                  -------------

TOTAL DISTRIBUTORS                                                      326,999
                                                                  -------------

   HEALTH CARE PROVIDERS & SERVICES 0.2%
   Alderwoods Group, Inc.*                               16,305         258,760
                                                                  -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                  258,760
                                                                  -------------

   AUTOMOBILES 0.2%
   Winnebago Industries, Inc.+                            4,650         154,752

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Thor Industries, Inc.+                                 2,362   $      94,645
                                                                  -------------

TOTAL AUTOMOBILES                                                       249,397
                                                                  -------------

TOTAL CONSUMER DISCRETIONARY                                         21,511,063
                                                                  -------------

INDUSTRIALS 13.5%
   COMMERCIAL SERVICES & SUPPLIES 3.5%
   Brady Corp. -- Class A                                15,007         542,953
   United Stationers, Inc.*                              10,175         493,487
   John H. Harland Co.                                   11,058         415,781
   PHH Corp.*                                            12,878         360,842
   FTI Consulting, Inc.*                                 12,418         340,750
   Korn/Ferry International, Inc.*                       17,474         326,589
   Kelly Services, Inc.                                  10,712         280,869
   NCO Group, Inc.*                                      16,556         280,128
   Administaff, Inc.                                      6,228         261,887
   Navigant Consulting, Inc.*                            10,858         238,659
   Advisory Board Co.*+                                   4,983         237,540
   Resources Connection, Inc.*                            8,773         228,624
   Portfolio Recovery Associates, Inc.*                   4,214         195,698
   Labor Ready, Inc.*+                                    8,710         181,342
   Clean Harbors, Inc.*+                                  6,139         176,865
   Mine Safety Appliances Co.                             4,503         163,054
   DiamondCluster International, Inc. -- Class A*        17,797         141,308
   Rollins, Inc.                                          5,820         114,712
   School Specialty, Inc.*                                2,703          98,497
   Mobile Mini, Inc.*+                                    1,637          77,594
   Hudson Highland Group, Inc.*                           4,155          72,131
   Duratek, Inc.*                                         4,445          66,364
   CRA International, Inc.*                               1,283          61,186
   Waste Connections, Inc.*+                              1,053          36,286
   Teletech Holdings, Inc.*                               1,368          16,484
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                  5,409,630
                                                                  -------------

   MACHINERY 3.0%
   Kennametal, Inc.                                      11,533         588,644
   Gardner Denver, Inc.*                                 10,588         521,988
   JLG Industries, Inc.+                                 11,145         508,881
   Wabash National Corp.                                 18,597         354,273
   Cascade Corp.                                          7,273         341,176
   EnPro Industries, Inc.*                               12,465         335,932
   Barnes Group, Inc.                                     9,093         300,069
   American Science & Engineering, Inc.*+                 4,775         297,817


--------------------------------------------------------------------------------

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Actuant Corp. -- Class A                               5,273   $     294,233
   Watts Industries, Inc. -- Class A                      5,243         158,811
   Toro Co.+                                              3,573         156,390
   Terex Corp.*                                           2,580         153,252
   Tecumseh Products Co. -- Class A+                      5,005         114,665
   Titan International, Inc.                              6,340         109,365
   Gehl Co.*                                              4,155         109,069
   Dynamic Materials Corp.                                3,376         101,348
   Wabtec Corp.                                           3,379          90,895
   ESCO Technologies, Inc.*                               1,714          76,256
   Joy Global, Inc.                                       1,322          52,880
   Sun Hydraulics Corp.                                     622          12,023
                                                                  -------------

TOTAL MACHINERY                                                       4,677,967
                                                                  -------------

   AEROSPACE & DEFENSE 1.6%
   Triumph Group, Inc.*                                   9,470         346,697
   Teledyne Technologies, Inc.*                           9,292         270,397
   Moog, Inc. -- Class A*                                 9,297         263,849
   Aviall, Inc.*                                          9,152         263,578
   Kaman Corp. -- Class A                                13,290         261,680
   United Industrial Corp./NY                             5,793         239,656
   Cubic Corp.+                                           9,297         185,568
   Essex Corp.*                                          10,175         173,484
   Armor Holdings, Inc.*                                  3,585         152,900
   BE Aerospace, Inc.*                                    5,523         121,506
   Esterline Technologies Corp.*                          2,775         103,202
   Innovative Solutions & Support, Inc.*                  7,883         100,745
                                                                  -------------

TOTAL AEROSPACE & DEFENSE                                             2,483,262
                                                                  -------------

   ELECTRICAL EQUIPMENT 1.4%
   Genlyte Group, Inc.*                                  10,007         536,075
   Woodward Governor Co.                                  4,383         376,982
   Artesyn Technologies, Inc.*+                          21,483         221,275
   General Cable Corp.*                                  10,851         213,765
   LSI Industries, Inc.                                  11,840         185,414
   Thomas & Betts Corp.*                                  4,153         174,260
   II-Vi, Inc.*                                           9,365         167,353
   Regal-Beloit Corp.+                                    3,948         139,759
   Energy Conversion Devices, Inc.*+                      3,002         122,331
   GrafTech International Ltd.*                           9,882          61,466
                                                                  -------------

TOTAL ELECTRICAL EQUIPMENT                                            2,198,680
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   BUILDING PRODUCTS 1.0%
   Universal Forest Products, Inc.                        8,308   $     459,017
   NCI Building Systems, Inc.*+                          10,753         456,787
   Lennox International, Inc.                            11,095         312,879
   ElkCorp                                                9,277         312,264
                                                                  -------------

TOTAL BUILDING PRODUCTS                                               1,540,947
                                                                  -------------

   TRADING COMPANIES & DISTRIBUTORS 0.9%
   Watsco, Inc.                                           6,983         417,653
   Applied Industrial Technologies, Inc.                 10,432         351,454
   GATX Corp.+                                            9,341         337,023
   Beacon Roofing Supply, Inc.*                           4,983         143,162
   WESCO International, Inc.*                             2,053          87,725
                                                                  -------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                1,337,017
                                                                  -------------

   CONSTRUCTION & ENGINEERING 0.5%
   EMCOR Group, Inc.*                                     7,772         524,843
   Shaw Group, Inc.*+                                     7,098         206,481
   URS Corp.*                                             2,103          79,094
                                                                  -------------

TOTAL CONSTRUCTION & ENGINEERING                                        810,418
                                                                  -------------

   INDUSTRIAL CONGLOMERATES 0.5%
   Walter Industries, Inc.                               12,068         600,021
   Tredegar Corp.                                        10,915         140,694
                                                                  -------------

TOTAL INDUSTRIAL CONGLOMERATES                                          740,715
                                                                  -------------

   AIRLINES 0.4%
   Alaska Air Group, Inc.*+                               8,415         300,584
   Mesa Air Group, Inc.*+                                17,953         187,788
   AirTran Holdings, Inc.+                                9,056         145,168
                                                                  -------------

TOTAL AIRLINES                                                          633,540
                                                                  -------------

   ROAD & RAIL 0.4%
   Arkansas Best Corp.                                    9,758         426,230
   Swift Transportation Co., Inc.*+                       5,560         112,868
   Laidlaw International, Inc.                            1,958          45,484
                                                                  -------------

TOTAL ROAD & RAIL                                                       584,582
                                                                  -------------


--------------------------------------------------------------------------------

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   AIR FREIGHT & COURIERS 0.3%
   Pacer International, Inc.                             11,494   $     299,534
   HUB Group, Inc. -- Class A*                            5,470         193,364
                                                                  -------------

TOTAL AIR FREIGHT & COURIERS                                            492,898
                                                                  -------------

TOTAL INDUSTRIALS                                                    20,909,656
                                                                  -------------

HEALTH CARE 12.0%
   HEALTH CARE EQUIPMENT & SUPPLIES 4.1%
   Hologic, Inc.*                                        15,234         577,673
   Sybron Dental Specialties, Inc.*+                     13,178         524,616
   Haemonetics Corp./MA*                                  9,913         484,349
   Intuitive Surgical, Inc.*+                             3,783         443,632
   Lifecell Corp.*                                       19,103         364,294
   DJ Orthopedics, Inc.*                                 12,990         358,264
   West Pharmaceutical Services, Inc.                    14,152         354,224
   Conmed Corp.*                                         14,061         332,683
   Varian, Inc.*                                          8,249         328,228
   Mentor Corp.                                           6,553         301,962
   Palomar Medical Technologies,
       Inc.*+                                             7,963         279,023
   Steris Corp.                                          11,148         278,923
   Aspect Medical Systems, Inc.*                          7,936         272,602
   Molecular Devices Corp.*                               8,187         236,850
   Laserscope*+                                           9,447         212,180
   Ventana Medical Systems, Inc.*                         4,836         204,805
   Thoratec Corp.*                                        9,500         196,555
   Immucor, Inc.*                                         7,573         176,905
   Kyphon, Inc.*                                          3,948         161,197
   SurModics, Inc.*+                                      3,740         138,343
   Invacare Corp.                                         4,155         130,841
   Cantel Medical Corp.*                                  1,740          31,216
   Neurometrix, Inc.*                                     1,038          28,317
                                                                  -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                6,417,682
                                                                  -------------

   BIOTECHNOLOGY 3.6%
   Alkermes, Inc.*+                                      30,667         586,353
   United Therapeutics Corp.*+                            8,123         561,462
   Medarex, Inc.*+                                       32,332         447,798
   Serologicals Corp.*+                                  20,674         408,105
   Exelixis, Inc.*                                       41,154         387,671
   Cubist Pharmaceuticals, Inc.*+                        18,045         383,456

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Vertex Pharmaceuticals, Inc.*+                        12,918   $     357,441
   Myriad Genetics, Inc.*                                17,113         355,951
   Keryx Biopharmaceuticals, Inc.*                       14,210         208,035
   Pharmion Corp.*+                                       9,653         171,534
   Enzo Biochem, Inc.*+                                  13,796         171,346
   Albany Molecular Research, Inc.*+                     14,096         171,267
   Geron Corp.*+                                         19,840         170,822
   Senomyx, Inc.*                                        12,595         152,651
   Amylin Pharmaceuticals, Inc.*+                         3,740         149,301
   Cambrex Corp.                                          7,273         136,514
   Neurocrine Biosciences, Inc.*+                         2,103         131,921
   Momenta Pharmaceuticals, Inc.*+                        5,605         123,534
   Genitope Corp.*+                                      14,210         112,970
   Neopharm, Inc.*+                                       7,065          76,231
   Myogen, Inc.*                                          2,495          75,249
   Northfield Laboratories, Inc.*+                        5,247          70,310
   Progenics Pharmaceuticals, Inc.*                       2,336          58,423
   Digene Corp.*                                          1,882          54,898
   Martek Biosciences Corp.*+                             1,882          46,316
   OSI Pharmaceuticals, Inc.*+                              757          21,226
   Ligand Pharmaceuticals, Inc. -- Class B*+              1,696          18,910
                                                                  -------------

TOTAL BIOTECHNOLOGY                                                   5,609,695
                                                                  -------------

   HEALTH CARE PROVIDERS & SERVICES 2.8%
   The Trizetto Group, Inc.*                             25,382         431,240
   Magellan Health Services, Inc.*                       13,097         411,901
   Kindred Healthcare, Inc.*+                            14,985         386,014
   Genesis HealthCare Corp.*                              9,752         356,143
   Pediatrix Medical Group, Inc.*+                        3,354         297,064
   Matria Healthcare, Inc.*                               6,858         265,816
   Apria Healthcare Group, Inc.*                          9,508         229,238
   Radiation Therapy Services, Inc.*+                     6,443         227,502
   United Surgical Partners
       International, Inc.*                               6,443         207,143
   Psychiatric Solutions, Inc.*+                          3,118         183,151
   Per-Se Technologies, Inc.*+                            7,303         170,598
   Beverly Enterprises, Inc.*                            13,144         153,391


--------------------------------------------------------------------------------

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Centene Corp.*                                         5,536   $     145,541
   American Dental Partners, Inc.*                        7,790         140,843
   Sierra Health Services, Inc.*                          1,440         115,142
   American Healthways, Inc.*                             2,440         110,410
   Odyssey HealthCare, Inc.*                              5,415         100,936
   Parexel International Corp.*                           4,743          96,093
   American Retirement Corp.*+                            3,430          86,196
   Hanger Orthopedic Group, Inc.*                        13,264          75,737
   Computer Programs & Systems, Inc.                      1,053          43,626
   LCA-Vision, Inc.                                         609          28,934
   Allscripts Healthcare Solutions, Inc.*+                2,103          28,180
   Symbion, Inc.*                                           623          14,329
                                                                  -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                4,305,168
                                                                  -------------

   PHARMACEUTICALS 1.5%
   Salix Pharmaceuticals Ltd.*                           23,888         419,951
   KV Pharmaceutical Co.*                                15,560         320,536
   Par Pharmaceutical Cos., Inc.*+                        9,975         312,616
   Andrx Corp.*                                          18,830         310,130
   Adams Respiratory Therapeutics, Inc.*                  4,775         194,152
   CNS, Inc.                                              8,467         185,512
   Hi-Tech Pharmacal Co., Inc.*                           3,055         135,306
   First Horizon Pharmaceutical Corp.*+                   7,635         131,704
   Alpharma, Inc. -- Class A                              4,155         118,459
   SuperGen, Inc.*                                       19,103          96,470
   MGI Pharma, Inc.*+                                     4,528          77,700
   Connetics Corp.*+                                      1,295          18,713
                                                                  -------------

TOTAL PHARMACEUTICALS                                                 2,321,249
                                                                  -------------

TOTAL HEALTH CARE                                                    18,653,794
                                                                  -------------

ENERGY 6.1%
   OIL & GAS 3.2%
   Frontier Oil Corp.                                     9,793         367,531
   World Fuel Services Corp.                             10,175         343,101
   Swift Energy Co.*+                                     7,607         342,847
   Giant Industries, Inc.*                                6,443         334,778
   Cheniere Energy, Inc.*+                                8,332         310,117
   Atlas America, Inc.*                                   4,248         255,815
   St. Mary Land & Exploration Co.+                       6,928         255,020

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Berry Petroleum Co. -- Class A                         4,166   $     238,295
   Petroleum Development Corp.*                           6,928         230,980
   W&T Offshore, Inc.                                     7,065         207,711
   Holly Corp.                                            3,402         200,276
   USEC, Inc.                                            16,625         198,669
   Harvest Natural Resources, Inc.*                      22,112         196,355
   Syntroleum Corp.*+                                    18,690         168,771
   Meridian Resource Corp.*                              37,472         157,382
   Cabot Oil & Gas Corp.                                  3,325         149,957
   TransMontaigne, Inc.*                                 22,657         149,536
   Toreador Resources Corp.*+                             6,650         140,115
   Forest Oil Corp.*                                      2,765         126,001
   Alon USA Energy, Inc.*                                 6,228         122,380
   ATP Oil & Gas Corp.*+                                  2,663          98,558
   Denbury Resources, Inc.*                               3,875          88,272
   Resource America, Inc. -- Class A                      5,058          86,239
   Vintage Petroleum, Inc.                                1,400          74,662
   Tesoro Corp.                                           1,121          68,998
   Cimarex Energy Co.*+                                   1,190          51,182
   Foundation Coal Holdings, Inc.                           415          15,770
                                                                  -------------

TOTAL OIL & GAS                                                       4,979,318
                                                                  -------------

   ENERGY EQUIPMENT & SERVICES 2.9%
   NS Group, Inc.*                                       12,892         539,015
   Grey Wolf, Inc.*                                      68,560         529,969
   Lone Star Technologies, Inc.*+                        10,209         527,397
   Global Industries, Ltd.*                              32,786         372,121
   Veritas DGC, Inc.*+                                    9,470         336,090
   Parker Drilling Co.*                                  27,413         296,883
   Todco -- Class A*                                      6,983         265,773
   Cal Dive International, Inc.*+                         6,733         241,647
   Superior Energy Services*+                            10,894         229,319
   Hydril*+                                               3,583         224,296
   Atwood Oceanics, Inc.*                                 2,413         188,286
   Maverick Tube Corp.*+                                  4,527         180,446
   GulfMark Offshore, Inc.*                               5,797         171,707
   Pioneer Drilling Co.*                                  7,362         132,001
   Unit Corp.*                                            1,625          89,424
   Lufkin Industries, Inc.                                1,245          62,088


--------------------------------------------------------------------------------

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Hornbeck Offshore Services, Inc.*                        415   $      13,570
                                                                  -------------

TOTAL ENERGY EQUIPMENT & SERVICES                                     4,400,032
                                                                  -------------

TOTAL ENERGY                                                          9,379,350
                                                                  -------------

MATERIALS 4.2%
   METALS & MINING 1.8%
   Commercial Metals Co.                                 14,523         545,193
   Reliance Steel & Aluminum Co.                          7,718         471,724
   Cleveland-Cliffs, Inc.+                                5,315         470,750
   Quanex Corp.                                           6,412         320,408
   Carpenter Technology Corp.+                            4,471         315,071
   Century Aluminum Co.*+                                 6,634         173,877
   Aleris International, Inc.*                            4,836         155,913
   Oregon Steel Mills, Inc.*                              4,848         142,628
   AK Steel Holding Corp.*                               10,868          86,401
   Allegheny Technologies, Inc.+                          2,000          72,160
   Hecla Mining Co.*+                                    15,568          63,206
   Wheeling-Pittsburgh Corp.*                             5,150          46,453
   Titanium Metals Corp.*+                                  415          26,253
   Coeur d'Alene Mines Corp.*                             3,786          15,144
                                                                  -------------

TOTAL METALS & MINING                                                 2,905,181
                                                                  -------------

   CHEMICALS 0.9%
   Terra Industries, Inc.*+                              55,509         310,850
   Pioneer Cos., Inc.*                                    6,650         199,300
   Westlake Chemical Corp.                                6,193         178,420
   Cytec Industries, Inc.                                 3,402         162,037
   Airgas, Inc.                                           4,713         155,058
   FMC Corp.*                                             2,441         129,788
   Ferro Corp.                                            6,201         116,331
   Minerals Technologies, Inc.+                           1,404          78,470
   Olin Corp.+                                            2,191          43,119
   Wellman, Inc.                                          6,096          41,331
                                                                  -------------

TOTAL CHEMICALS                                                       1,414,704
                                                                  -------------

   CONSTRUCTION MATERIALS 0.8%
   Eagle Materials, Inc.+                                 4,836         591,733
   Texas Industries, Inc.                                 7,685         383,020
   Headwaters, Inc.*+                                     6,650         235,676
                                                                  -------------

TOTAL CONSTRUCTION MATERIALS                                          1,210,429
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   CONTAINERS & PACKAGING 0.6%
   Silgan Holdings, Inc.                                 12,793   $     462,083
   Greif, Inc. -- Class A                                 2,435         161,392
   AptarGroup, Inc.                                       2,683         140,052
   Crown Holdings, Inc.*                                  6,920         135,148
                                                                  -------------

TOTAL CONTAINERS & PACKAGING                                            898,675
                                                                  -------------

   PAPER & FOREST PRODUCTS 0.1%
   Bowater, Inc.+                                         4,743         145,705
                                                                  -------------

TOTAL PAPER & FOREST PRODUCTS                                           145,705
                                                                  -------------

TOTAL MATERIALS                                                       6,574,694
                                                                  -------------

UTILITIES 2.3%
   GAS UTILITIES 1.0%
   Southwest Gas Corp.                                   17,831         470,738
   Northwest Natural Gas Co.                             12,418         424,447
   Laclede Group, Inc.                                   11,023         321,982
   South Jersey Industries, Inc.+                         4,918         143,310
   Atmos Energy Corp.                                     4,836         126,510
   Southern Union Co.*                                    2,671          63,109
   Energen Corp.                                            359          13,039
                                                                  -------------

TOTAL GAS UTILITIES                                                   1,563,135
                                                                  -------------

   ELECTRIC UTILITIES 0.9%
   IDACORP, Inc.+                                        16,533         484,417
   Cleco Corp.                                           21,601         450,381
   Sierra Pacific Resources*+                            19,304         251,724
   Otter Tail Power Co.                                   5,871         170,142
   Duquesne Light Holdings, Inc.                          3,669          59,878
                                                                  -------------

TOTAL ELECTRIC UTILITIES                                              1,416,542
                                                                  -------------

   WATER UTILITIES 0.2%
   American States Water Co.                              9,263         285,300
                                                                  -------------

TOTAL WATER UTILITIES                                                   285,300
                                                                  -------------

   MULTI-UTILITIES 0.2%
   NorthWestern Corp.                                     4,278         132,918
   PNM Resources, Inc.                                    3,692          90,417


--------------------------------------------------------------------------------

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   CMS Energy Corp.*+                                     3,118   $      45,242
                                                                  -------------

TOTAL MULTI-UTILITIES                                                   268,577
                                                                  -------------

TOTAL UTILITIES                                                       3,533,554
                                                                  -------------

CONSUMER STAPLES 2.2%
   FOOD PRODUCTS 0.9%
   Ralcorp Holdings, Inc.*                               11,886         474,370
   Chiquita Brands International, Inc.                   17,608         352,336
   Gold Kist, Inc.*                                      10,545         157,648
   Seaboard Corp.+                                           98         148,078
   Lance, Inc.                                            6,598         122,921
   Hain Celestial Group, Inc.*+                           5,580         118,073
                                                                  -------------

TOTAL FOOD PRODUCTS                                                   1,373,426
                                                                  -------------

   FOOD & DRUG RETAILING 0.5%
   Longs Drug Stores Corp.                                8,628         313,973
   Nash Finch Co.                                         7,526         191,762
   Pathmark Stores, Inc.*+                               10,803         107,922
   Smart & Final, Inc.*                                   7,722          99,459
   Performance Food Group Co.*+                           2,495          70,783
   Spartan Stores, Inc.*                                  4,235          44,129
                                                                  -------------

TOTAL FOOD & DRUG RETAILING                                             828,028
                                                                  -------------

   PERSONAL PRODUCTS 0.4%
   Playtex Products, Inc.*                               21,455         293,290
   Nu Skin Enterprises, Inc.                             12,180         214,125
   USANA Health Sciences, Inc.*+                          1,865          71,541
                                                                  -------------

TOTAL PERSONAL PRODUCTS                                                 578,956
                                                                  -------------

   HOUSEHOLD PRODUCTS 0.2%
   Central Garden and Pet Co.*                            6,658         305,868
                                                                  -------------

TOTAL HOUSEHOLD PRODUCTS                                                305,868
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   BEVERAGES 0.2%
   Hansen Natural Corp.*+                                 3,317   $     261,413
                                                                  -------------

TOTAL BEVERAGES                                                         261,413
                                                                  -------------

TOTAL CONSUMER STAPLES                                                3,347,691
                                                                  -------------

TELECOMMUNICATION SERVICES 1.4%
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.8%
   Commonwealth Telephone Enterprises, Inc.              10,846         366,269
   Premiere Global Services, Inc.*                       42,995         349,549
   Valor Communications Group, Inc.+                     17,445         198,873
   Golden Telecom, Inc.+                                  6,513         169,078
   Iowa Telecommunications Services, Inc.+                6,008          93,064
   Level 3 Communications, Inc.*+                        27,277          78,285
                                                                  -------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                          1,255,118
                                                                  -------------

   WIRELESS TELECOMMUNICATION SERVICES 0.6%
   UbiquiTel, Inc.*                                      45,328         448,294
   USA Mobility, Inc.*                                    9,863         273,402
   Dobson Communications Corp. -- Class A*               21,743         163,073
   Alamosa Holdings, Inc.*                                3,325          61,878
                                                                  -------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                               946,647
                                                                  -------------

TOTAL TELECOMMUNICATION SERVICES                                      2,201,765
                                                                  -------------

TOTAL COMMON STOCKS
   (Cost $129,835,202)                                              144,065,224
                                                                  -------------


--------------------------------------------------------------------------------

MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 8.4%
Collateralized by U.S. Treasury Obligations
Credit Suisse First Boston at
  3.45% due 01/03/06                              $   7,182,164   $   7,182,164
Lehman Brothers, Inc. at
  3.40% due 01/03/06                                    965,721         965,721
Morgan Stanley at
  3.30% due 01/03/06                                  1,993,019       1,993,019
Bear Stearns Cos., Inc. at
  3.10% due 01/03/06                                  2,717,753       2,717,753
Citigroup, Inc. at
  2.90% due 01/03/06                                    181,184         181,184
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $13,039,840)                                                13,039,841
                                                                  -------------

SECURITIES LENDING COLLATERAL 14.7%
Investment in Securities Lending Short Term
   Investment Portfolio Held by U.S.
       Bank                                          22,669,777      22,669,777
                                                                  -------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $22,669,777)                                                   22,669,777
                                                                  =============

TOTAL INVESTMENTS 116.2%
   (Cost $165,544,819)                                            $ 179,774,842
                                                                  -------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (16.2)%                   $ (25,107,806)
                                                                  -------------

NET ASSETS - 100.0%                                               $ 154,667,036

                                                                     UNREALIZED
                                                      CONTRACTS            LOSS
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
March 2006 Russell 2000 Index Mini
Futures Contracts
   (Aggregate Market Value of
   Contracts $54,515,760)                                   808   $  (1,023,518)

                                                          UNITS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT
February 2006 Russell 2000
Index Swap, Maturing 02/23/06**
   (Notional Market Value $36,597,552)                   54,362   $    (626,344)
                                                                  -------------

*     Non-Income Producing Security.

**    Price Return based on Russell 2000 Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at December 31, 2005.


--------------------------------------------------------------------------------

INVERSE SMALL-CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 89.7%
Collateralized by U.S. Treasury
Obligations
Credit Suisse First Boston at
   3.45% due 01/03/06                             $  16,477,639   $  16,477,639
Lehman Brothers, Inc. at
   3.40% due 01/03/06                                 5,134,612       5,134,612
Morgan Stanley at
   3.30% due 01/03/06                                10,596,622      10,596,622
Bear Stearns Cos., Inc. at
   3.10% due 01/03/06                                14,449,939      14,449,939
Citigroup, Inc. at
   2.90% due 01/03/06                                   963,329         963,329
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $47,622,141)                                                47,622,141
                                                                  -------------

TOTAL INVESTMENTS 89.7%
   (Cost $47,622,141)                                             $  47,622,141
                                                                  -------------
OTHER ASSETS IN EXCESS OF LIABILITIES - 10.3%                     $   5,467,249
                                                                  -------------
NET ASSETS - 100.0%                                               $  53,089,390

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                      CONTRACTS            GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
March 2006 Russell 2000 Index Mini
Futures Contracts
   (Aggregate Market Value of
   Contracts $6,274,710)                                     93   $     122,782
                                                                  -------------

                                                          UNITS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT
February 2006 Russell 2000 Index
Swap, Maturing 02/23/06**
   (Notional Market Value
   $45,854,269)                                          68,112   $   6,129,589
                                                                  -------------

**    Price Return based on Russell 2000 Index +/- financing at a variable rate.


--------------------------------------------------------------------------------

U.S. GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 95.7%
U.S. Treasury Bond
   5.38% due 02/15/31                             $  88,486,000   $  99,505,272
                                                                  -------------

TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $91,979,976)                                                99,505,272
                                                                  -------------
TOTAL INVESTMENTS 95.7%
   (Cost $91,979,976)                                             $  99,505,272
                                                                  -------------

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.3%                      $   4,443,727
                                                                  -------------
NET ASSETS - 100.0%                                               $ 103,948,999
                                                                  -------------

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                      CONTRACTS            GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
March 2006 U.S. Treasury Bond
Futures Contracts
   (Aggregate Market Value of
   Contracts $38,242,344)                                   335   $     377,938


--------------------------------------------------------------------------------

JUNO MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 60.0%
Farmer Mac*
   3.91% due 01/06/06                            $  50,000,000  $    49,983,708
   3.96% due 01/09/06                               50,000,000       49,966,958
   3.93% due 01/13/06                               50,000,000       49,945,417
   4.07% due 01/30/06                               50,000,000       49,847,562
   4.08% due 02/13/06                               50,000,000       49,767,667
Federal Home Loan Bank*
   4.00% due 01/04/06                               50,000,000       49,994,444
   4.01% due 01/04/06                               50,000,000       49,994,431
   3.92% due 01/11/06                               50,000,000       49,956,444
   3.76% due 01/18/06                               50,000,000       49,921,667
   4.11% due 01/25/06                               50,000,000       49,874,417
   4.23% due 02/22/06                               50,000,000       49,706,597
Freddie Mac*
   4.30% due 03/21/06                              100,000,000       99,080,278
   3.90% due 01/03/06                               50,000,000       50,000,000
   4.01% due 01/05/06                               50,000,000       49,988,861
   4.01% due 01/10/06                               50,000,000       49,961,014
   4.08% due 02/07/06                               50,000,000       49,801,667
   4.11% due 02/21/06                               50,000,000       49,720,292
   4.41% due 06/13/06                               50,000,000       49,013,875
   4.23% due 03/07/06                               25,000,000       24,814,937
   4.04% due 01/03/06                               24,661,000       24,661,000
                                                                ---------------

TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $996,001,236)                                              996,001,236
                                                                ---------------

                                                     CONTRACTS
-------------------------------------------------------------------------------
OPTIONS PURCHASED 0.0%
UNITED STATES TREASURY BILL
Call Options on:
   March 2006 U.S. Treasury Bond
   Index Futures Contracts
       Expiring March 2006 with strike
       price of 1250                                        50               --
   March 2006 U.S. Treasury Bond
   Index Futures Contracts
       Expiring March 2006 with strike
       price of 1260                                       625               --
   March 2006 U.S. Treasury Bond
   Index Futures Contracts
       Expiring March 2006 with strike
       price of 1270                                     4,000               --
                                                                ---------------

TOTAL OPTIONS PURCHASED
   (Cost $92,916)                                                            --
                                                                ---------------

                                                          FACE           MARKET
                                                        AMOUNT            VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 107.1%
Collateralized by U.S. Treasury
Obligations

Credit Suisse First Boston at
   3.45% due 01/03/06                            $ 217,701,738  $   217,701,738
Lehman Brothers, Inc. at
   3.40% due 01/03/06                               80,955,729       80,955,729
Morgan Stanley at
   3.30% due 01/03/06                              167,073,427      167,073,427
Bear Stearns Cos., Inc. at
   3.10% due 01/03/06                              227,827,400      227,827,400
Citigroup, Inc. at
   2.90% due 01/03/06                               15,188,493       15,188,493
Individual Repurchase Agreement
   Citigroup Global Market at 2.80% due
   01/03/06 (Secured by U.S. Treasury
   Bonds, at rate of 5.38 % and maturing
   02/15/31 as collateral with a Market
   Value of $574,375,000) and a Maturity
   Value of $563,287,936
Individual Repurchase Agreement                    563,112,745      563,112,745
   Lehman Brothers, Inc. at 2.80%
   due 01/03/06 (Secured by U.S.
   Treasury Bonds, at rate of 5.38%
   and maturing 02/15/31 as
   collateral with a Market Value of
   $517,328,075) and a Maturity
   Value of $507,327,786                           507,170,000      507,170,000
                                                                ---------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $1,779,029,532)                                          1,779,029,532
                                                                ---------------

TOTAL INVESTMENTS 167.1%
   (Cost $2,775,123,684)                                        $ 2,775,030,768
                                                                ---------------
U.S. TREASURY OBLIGATIONS SOLD SHORT (64.3)%
U.S. Treasury Bond
   5.38% due 02/15/31                              950,340,000   (1,068,687,028)
LIABILITIES IN EXCESS OF OTHER ASSETS
   - (67.1)%                                                    $(1,114,287,634)
                                                                ---------------


--------------------------------------------------------------------------------

JUNO MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                                             $ 1,660,743,134

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                     CONTRACTS             LOSS
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
UNITED STATES TREASURY BILL
March 2006 U.S. Treasury Bond
Futures Contracts
   (Aggregate Market Value of
   Contracts $868,158,281)                               7,605  $   (12,609,359)
                                                                ---------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.


--------------------------------------------------------------------------------

LARGE-CAP EUROPE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 60.5%
FINANCIALS 22.0%
   BANKS 12.1%
   HSBC Holdings PLC  -- SP ADR                          16,250   $   1,307,638
   Banco Santander Central Hispano
       SA -- SP ADR                                      59,671         787,060
   Banco Bilbao Vizcaya Argentaria
       SA -- SP ADR                                      43,031         768,103
   Barclays  PLC -- SP ADR                               17,010         715,781
   Lloyds TSB Group  PLC -- SP ADR                       18,370         620,906
   ABN AMRO Holding NV -- SP ADR                         23,711         619,806
                                                                  -------------

TOTAL BANKS                                                           4,819,294
                                                                  -------------

   CAPITAL MARKETS 5.7%
   UBS AG                                                12,320       1,172,248
   Credit Suisse Group -- SP ADR                         11,650         593,568
   Deutsche Bank AG                                       5,020         486,287
                                                                  -------------

TOTAL CAPITAL MARKETS                                                 2,252,103
                                                                  -------------

   INSURANCE 2.4%
   AXA -- SP ADR                                         17,370         561,572
   Allianz AG -- SP ADR                                  27,111         410,461
                                                                  -------------

TOTAL INSURANCE                                                         972,033
                                                                  -------------

   DIVERSIFIED FINANCIALS 1.8%
   ING Groep NV -- SP ADR                                20,580         716,595
                                                                  -------------

TOTAL DIVERSIFIED FINANCIALS                                            716,595
                                                                  -------------

TOTAL FINANCIALS                                                      8,760,025
                                                                  -------------

ENERGY 9.8%
   OIL & GAS 9.8%
   BP PLC -- SP ADR                                      24,781       1,591,436
   Total SA -- SP ADR                                     8,620       1,089,568
   Royal Dutch Shell  PLC -- SP ADR                      13,790         847,947

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   ENI-Ente Nazionale Idrocarburi --                      2,860   $     398,856
       SP ADR                                                     -------------

TOTAL OIL & GAS                                                       3,927,807
                                                                  -------------

TOTAL ENERGY                                                          3,927,807
                                                                  -------------

HEALTH CARE 8.7%
   PHARMACEUTICALS 8.6%
   Novartis AG -- SP ADR                                 23,821       1,250,126
   GlaxoSmithKline  PLC -- SP ADR                        22,731       1,147,461
   AstraZeneca  PLC -- SP ADR                            13,690         665,334
   Schering AG -- SP ADR                                  2,470         165,268
   Teva Pharmaceutical Industries
       Ltd. -- SP ADR                                     1,740          74,837
   Shire PLC -- SP ADR                                    1,570          60,900
   Sanofi-Aventis SA -- ADR                               1,290          56,631
                                                                  -------------

TOTAL PHARMACEUTICALS                                                 3,420,557
                                                                  -------------

   HEALTH CARE EQUIPMENT & SUPPLIES 0.1%
   Alcon, Inc.                                              500          64,800
                                                                  -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                   64,800
                                                                  -------------

TOTAL HEALTH CARE                                                     3,485,357
                                                                  -------------

TELECOMMUNICATION SERVICES 5.7%
   DIVERSIFIED TELECOMMUNICATION SERVICES 3.3%
   Telefonica SA                                         10,510         473,160
   Deutsche Telekom AG -- SP ADR                         17,390         289,196
   France Telecom SA -- SP ADR                            9,920         246,413
   Telecom Italia  -- SP ADR                              5,920         172,923
   BT Group  PLC -- SP ADR                                3,900         149,682
                                                                  -------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                          1,331,374
                                                                  -------------


--------------------------------------------------------------------------------

LARGE-CAP EUROPE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   WIRELESS TELECOMMUNICATION SERVICES 2.4%
   Vodafone Group  PLC -- SP ADR                         44,581   $     957,154
                                                                  -------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                               957,154
                                                                  -------------

TOTAL TELECOMMUNICATION SERVICES                                      2,288,528
                                                                  -------------

CONSUMER STAPLES 4.1%
   FOOD PRODUCTS 2.4%
   Unilever NV                                            8,610         591,248
   Cadbury Schweppes  PLC -- SP ADR                       9,330         357,246
                                                                  -------------

TOTAL FOOD PRODUCTS                                                     948,494
                                                                  -------------

   BEVERAGES 1.7%
   Diageo PLC -- SP ADR                                  11,590         675,697
                                                                  -------------

TOTAL BEVERAGES                                                         675,697
                                                                  -------------

TOTAL CONSUMER STAPLES                                                1,624,191
                                                                  -------------

INFORMATION TECHNOLOGY 2.9%
   COMMUNICATIONS EQUIPMENT 2.2%
   Nokia OYJ -- SP ADR                                   29,241         535,110
   Telefonaktiebolaget LM Ericsson --
       SP ADR                                            10,300         354,320
                                                                  -------------

TOTAL COMMUNICATIONS EQUIPMENT                                          889,430
                                                                  -------------

   SOFTWARE 0.7%
   SAP AG -- SP ADR                                       5,900         265,913
                                                                  -------------

TOTAL SOFTWARE                                                          265,913
                                                                  -------------

TOTAL INFORMATION TECHNOLOGY                                          1,155,343
                                                                  -------------

MATERIALS 2.6%
   METALS & MINING 1.7%
   Anglo American  PLC -- ADR                             9,910         344,670
   Rio Tinto  PLC -- SP ADR                               1,830         334,505
                                                                  -------------

TOTAL METALS & MINING                                                   679,175
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   CHEMICALS 0.9%
   BASF AG -- SP ADR                                      4,920   $     376,282
                                                                  -------------

TOTAL CHEMICALS                                                         376,282
                                                                  -------------

TOTAL MATERIALS                                                       1,055,457
                                                                  -------------

CONSUMER DISCRETIONARY 2.0%
   AUTOMOBILES 0.7%
   DaimlerChrysler AG                                     5,810         296,484
                                                                  -------------

TOTAL AUTOMOBILES                                                       296,484
                                                                  -------------

   TEXTILES & APPAREL 0.7%
   Luxottica Group                                       10,870         275,120
                                                                  -------------

TOTAL TEXTILES & APPAREL                                                275,120
                                                                  -------------

   HOUSEHOLD DURABLES 0.6%
   Koninklijke Philips Electronics NV                     7,130         221,743
                                                                  -------------

TOTAL HOUSEHOLD DURABLES                                                221,743
                                                                  -------------

TOTAL CONSUMER DISCRETIONARY                                            793,347
                                                                  -------------

UTILITIES 1.7%
   ELECTRIC UTILITIES 1.3%
   E.ON AG -- SP ADR                                     15,530         536,096
                                                                  -------------

TOTAL ELECTRIC UTILITIES                                                536,096
                                                                  -------------

   MULTI-UTILITIES 0.4%
   Suez SA -- SP ADR                                      4,480         139,955
                                                                  -------------

TOTAL MULTI-UTILITIES                                                   139,955
                                                                  -------------

TOTAL UTILITIES                                                         676,051
                                                                  -------------


--------------------------------------------------------------------------------

LARGE-CAP EUROPE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
INDUSTRIALS 1.0%
   INDUSTRIAL CONGLOMERATES 1.0%
   Siemens AG -- SP ADR                                   4,430   $     379,164
                                                                  -------------

TOTAL INDUSTRIAL CONGLOMERATES                                          379,164
                                                                  -------------

TOTAL INDUSTRIALS                                                       379,164
                                                                  -------------

TOTAL COMMON STOCKS
   (Cost $21,831,149)                                                24,145,270
                                                                  -------------

                                                           FACE
                                                         AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 45.2%
Collateralized by U.S. Treasury
Obligations

Credit Suisse First Boston at
   3.45% due 01/03/06                             $   4,950,934       4,950,934
Lehman Brothers, Inc. at
   3.40% due 01/03/06                                 4,985,088       4,985,088
Morgan Stanley at
   3.30% due 01/03/06                                 3,300,679       3,300,679
Bear Stearns Cos., Inc. at
   3.10% due 01/03/06                                 4,500,925       4,500,925
Citigroup, Inc. at
   2.90% due 01/03/06                                   300,062         300,062
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $18,037,688)                                                18,037,688
                                                                  -------------

TOTAL INVESTMENTS 105.7%
   (Cost $39,868,837)                                             $  42,182,958
                                                                  -------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.7)%                    $  (2,286,611)
                                                                  -------------
NET ASSETS - 100.0%                                               $  39,896,347

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                          UNITS     GAIN (LOSS)
-------------------------------------------------------------------------------
EQUITY INDEX SWAP
AGREEMENT
March 2006 Dow Jones Europe ST0XX 50
Index Swap, Maturing 03/14/06**
   (Notional Market Value
   $22,492,187)                                           5,658   $   3,946,617
March 2006 Dow Jones Europe STOXX 50
Index Swap, Maturing 03/29/06**
   (Notional Market Value $3,710,572)                       936         (25,942)
(TOTAL NOTIONAL MARKET VALUE $26,202,759)                         $   3,920,675
                                                                  -------------

** Price Return based on Dow Jones STOXX 50 Index +/- financing at a variable rate.

      ADR--American Depository Receipt.


--------------------------------------------------------------------------------

LARGE-CAP JAPAN FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 88.3%
Collateralized by U.S. Treasury
Obligations

Credit Suisse First Boston at
  3.45% due 01/03/06                              $  43,995,851   $  43,995,851
Lehman Brothers, Inc. at
  3.40% due 01/03/06                                 43,109,194      43,109,194
Morgan Stanley at
  3.30% due 01/03/06                                 33,764,257      33,764,257
Bear Stearns Cos., Inc. at
  3.10% due 01/03/06                                 46,042,169      46,042,169
Citigroup, Inc. at
  2.90% due 01/03/06                                  3,069,478       3,069,478
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $169,980,949)                                              169,980,949
                                                                  -------------

TOTAL INVESTMENTS 88.3%
   (Cost $169,980,949)                                            $ 169,980,949
                                                                  -------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 11.7%                                            $  22,452,360
                                                                  -------------
NET ASSETS - 100.0%                                               $ 192,433,309

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                      CONTRACTS            GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACT PURCHASED
March 2006  Nikkei 225 Index Futures
Contracts
   (Aggregate Market Value of
   Contracts $47,789,200)                                   592   $   2,286,171
March 2006 Yen Currency
Exchange Futures Contracts
   (Aggregate Market Value of
   Contracts $47,778,713)                                   447         675,045
(TOTAL AGGREGATE MARKET VALUE OF
   CONTRACTS $95,567,913)                                         $   2,961,216
                                                                  -------------

                                                          UNITS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT
March 2006 Topix 100 Index Swap,
Maturing 03/14/06**
   (Notional Market Value
   $192,958,620)                                     19,865,188   $   4,727,306
                                                                  -------------

**    Price Return based on Topix 100 Index +/- financing at a variable rate.


--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 100.4%
CONSUMER DISCRETIONARY 24.6%
   SPECIALTY RETAIL 7.7%
   PEP Boys-Manny Moe & Jack+                            36,853   $     548,741
   Sonic Automotive, Inc.                                19,537         435,284
   Haverty Furniture Cos., Inc.                          33,395         430,462
   Group 1 Automotive, Inc.*                             13,121         412,393
   Stage Stores, Inc.                                    12,962         386,008
   Hancock Fabrics, Inc./DE+                             86,683         352,800
   Cato Corp. -- Class A                                 14,345         307,700
   Jo-Ann Stores, Inc.*                                  23,262         274,492
   Linens 'N Things, Inc.*                                9,677         257,408
   Burlington Coat Factory Warehouse Corp                 3,198         128,592
   Zale Corp.*+                                           4,622         116,243
                                                                  -------------

TOTAL SPECIALTY RETAIL                                                3,650,123
                                                                  -------------
   TEXTILES & APPAREL 3.9%
   Kellwood Co.+                                         22,444         535,963
   Brown Shoe Co., Inc.                                   9,348         396,636
   Ashworth, Inc.*                                       46,782         395,308
   Russell Corp.                                         22,148         298,112
   Stride Rite Corp.                                      9,173         124,386
   Oxford Industries, Inc.                                1,838         100,538
                                                                  -------------

TOTAL TEXTILES & APPAREL                                              1,850,943
                                                                  -------------
   HOUSEHOLD DURABLES 3.8%
   Bassett Furniture Industries, Inc.                    19,970         369,445
   Standard-Pacific Corp.                                 9,764         359,315
   La-Z-Boy, Inc.+                                       22,398         303,717
   Libbey, Inc.                                          25,637         262,010
   Lenox Group, Inc.*                                    16,658         220,552
   National Presto Industries, Inc.                       4,088         181,303
   Russ Berrie & Co., Inc.                                7,123          81,345
                                                                  -------------

TOTAL HOUSEHOLD DURABLES                                              1,777,687
                                                                  -------------
   HOTELS, RESTAURANTS & LEISURE 2.8%
   O'Charleys, Inc.*                                     28,589         443,415
   Bally Total Fitness Holding Corp.*                    48,395         303,921
   Ryan's Restaurant Group, Inc.*                        18,429         222,254
   Lone Star Steakhouse & Saloon, Inc.                    7,767         184,388

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
Marcus Corp.                                              7,822   $     183,817
                                                                  -------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                   1,337,795
                                                                  -------------
   AUTO COMPONENTS 2.0%
   Standard Motor Products, Inc.                         55,826         515,274
   Superior Industries International,
   Inc.+                                                 20,100         447,426
                                                                  -------------

TOTAL AUTO COMPONENTS                                                   962,700
                                                                  -------------
   AUTOMOBILES 1.6%
   Coachmen Industries, Inc.                             37,964         448,355
   Monaco Coach Corp.                                    23,782         316,301
                                                                  -------------

TOTAL AUTOMOBILES                                                       764,656
                                                                  -------------
   LEISURE EQUIPMENT & PRODUCTS 1.3%
   Jakks Pacific, Inc.*+                                 13,217         276,764
   K2, Inc.*                                             25,039         253,144
   Sturm Ruger & Co., Inc.                               13,193          92,483
                                                                  -------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                      622,391
                                                                  -------------
   MULTILINE RETAIL 0.8%
   Fred's, Inc.+                                         21,830         355,174
                                                                  -------------

TOTAL MULTILINE RETAIL                                                  355,174
                                                                  -------------
   INTERNET & CATALOG RETAIL 0.5%
   Insight Enterprises, Inc.*                            13,128         257,440
                                                                  -------------

TOTAL INTERNET & CATALOG RETAIL                                         257,440
                                                                  -------------
   DISTRIBUTORS 0.2%
   Audiovox Corp. -- Class A*                             5,556          77,006
                                                                  -------------

TOTAL DISTRIBUTORS                                                       77,006
                                                                  -------------

TOTAL CONSUMER DISCRETIONARY                                         11,655,915
                                                                  -------------
MATERIALS 19.3%

   CHEMICALS 6.5%
   Wellman, Inc.                                         90,986         616,885
   A. Schulman, Inc.                                     25,669         552,397
   Quaker Chemical Corp.                                 26,973         518,691
   Arch Chemicals, Inc.                                  12,758         381,464
   Georgia Gulf Corp.+                                    9,680         294,465


--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------

   Penford Corp.                                         23,809   $     290,470
   PolyOne Corp.*                                        36,772         236,444
   H.B. Fuller Co.                                        6,423         205,986
                                                                  -------------

TOTAL CHEMICALS                                                       3,096,802
                                                                  -------------
   METALS & MINING 5.3%
   Steel Technologies, Inc.                              16,392         458,812
   Ryerson Tull, Inc.+                                   16,130         392,282
   A.M. Castle & Co.*                                    15,000         327,600
   Chaparral Steel Co.*                                   8,736         264,264
   Commercial Metals Co.+                                 6,572         246,713
   Reliance Steel & Aluminum Co.                          3,964         242,280
   Brush Engineered Materials, Inc.*                     11,527         183,279
   Century Aluminum Co.*+                                 5,430         142,320
   Aleris International, Inc.*                            4,257         137,246
   Quanex Corp.                                           2,222         111,033
                                                                  -------------

TOTAL METALS & MINING                                                 2,505,829
                                                                  -------------
   PAPER & FOREST PRODUCTS 3.7%
   Schweitzer-Mauduit International,
   Inc.                                                  22,169         549,348
   Pope & Talbot, Inc.                                   60,515         504,090
   Wausau Paper Corp.                                    21,680         256,908
   Buckeye Technologies, Inc.*                           30,651         246,740
   Neenah Paper, Inc.                                     7,978         223,384
                                                                  -------------

TOTAL PAPER & FOREST PRODUCTS                                         1,780,470
                                                                  -------------
   CONTAINERS & PACKAGING 3.5%
   Chesapeake Corp.                                      31,829         540,457
   Myers Industries, Inc.                                32,987         480,951
   Rock-Tenn Co. -- Class A                              32,916         449,303
   Caraustar Industries, Inc.*                           20,431         177,545
                                                                  -------------

TOTAL CONTAINERS & PACKAGING                                          1,648,256
                                                                  -------------
   CONSTRUCTION MATERIALS 0.3%
   Texas Industries, Inc.                                 2,610         130,082
                                                                  -------------

TOTAL CONSTRUCTION MATERIALS                                            130,082
                                                                  -------------

TOTAL MATERIALS                                                       9,161,439
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
INDUSTRIALS 17.2%
   COMMERCIAL SERVICES & SUPPLIES 6.2%
   Spherion Corp.*                                       43,738   $     437,817
   Standard Register Co.                                 27,244         430,728
   Volt Information Sciences, Inc.*                      19,636         373,477
   Angelica Corp.                                        17,050         282,007
   Bowne & Co., Inc.                                     18,405         273,130
   NCO Group, Inc.*                                      13,011         220,146
   Sourcecorp, Inc.*                                      8,819         211,480
   United Stationers, Inc.*                               3,167         153,599
   ABM Industries, Inc.                                   7,160         139,978
   Consolidated Graphics, Inc.*                           2,373         112,338
   Central Parking Corp.                                  7,505         102,968
   CDI Corp.                                              3,744         102,586
   Viad Corp.                                             2,787          81,743
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                  2,921,997
                                                                  -------------
   MACHINERY 2.6%
   Wolverine Tube, Inc.*                                 54,470         275,618
   Robbins & Myers, Inc.                                 13,476         274,237
   Lydall, Inc.*                                         31,337         255,396
   Briggs & Stratton Corp.                                5,391         209,117
   Mueller Industries, Inc.                               4,755         130,382
   Barnes Group, Inc.                                     2,649          87,417
                                                                  -------------

TOTAL MACHINERY                                                       1,232,167
                                                                  -------------
   ELECTRICAL EQUIPMENT 2.4%
   A.O. Smith Corp.                                      12,171         427,202
   MagneTek, Inc.*                                      106,425         345,881
   C&D Technologies, Inc.                                26,721         203,614
   Acuity Brands, Inc.                                    4,249         135,118
                                                                  -------------

TOTAL ELECTRICAL EQUIPMENT                                            1,111,815
                                                                  -------------
   INDUSTRIAL CONGLOMERATES 1.4%
   Tredegar Corp.                                        28,036         361,384
   Standex International Corp.                           11,555         320,767
                                                                  -------------

TOTAL INDUSTRIAL CONGLOMERATES                                          682,151
                                                                  -------------
   AEROSPACE & DEFENSE 0.9%
   Cubic Corp.+                                           8,610         171,856
   Kaman Corp. -- Class A                                 6,491         127,808


--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Triumph Group, Inc.*                                   3,253   $     119,092
                                                                  -------------

TOTAL AEROSPACE & DEFENSE                                               418,756
                                                                  -------------
   ROAD & RAIL 0.8%
   Arkansas Best Corp.                                    8,513         371,848
                                                                  -------------

TOTAL ROAD & RAIL                                                       371,848
                                                                  -------------
   TRADING COMPANIES & DISTRIBUTORS 0.7%
   Hughes Supply, Inc.                                    5,590         200,401
   Lawson Products, Inc.                                  3,986         150,432
                                                                  -------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                  350,833
                                                                  -------------
   BUILDING PRODUCTS 0.7%
   Lennox International, Inc.                             6,105         172,161
   NCI Building Systems, Inc.*+                           2,505         106,412
   Griffon Corp.*+                                        2,997          71,359
                                                                  -------------

TOTAL BUILDING PRODUCTS                                                 349,932
                                                                  -------------
   CONSTRUCTION & ENGINEERING 0.6%
   EMCOR Group, Inc.*                                     4,473         302,062
                                                                  -------------

TOTAL CONSTRUCTION & ENGINEERING                                        302,062
                                                                  -------------
   AIR FREIGHT & COURIERS 0.6%
   HUB Group, Inc. -- Class A*                            8,235         291,107
                                                                  -------------

TOTAL AIR FREIGHT & COURIERS                                            291,107
                                                                  -------------
   AIRLINES 0.3%
   Frontier Airlines, Inc.*+                             12,653         116,914
                                                                  -------------

TOTAL AIRLINES                                                          116,914
                                                                  -------------

TOTAL INDUSTRIALS                                                     8,149,582
                                                                  -------------
UTILITIES 11.4%
   GAS UTILITIES 5.9%
   South Jersey Industries, Inc.+                        17,445         508,347
   Southwest Gas Corp.                                   15,505         409,332
   Atmos Energy Corp.                                    14,341         375,160
   UGI Corp.                                             17,405         358,543
   Cascade Natural Gas Corp.                             16,316         318,325
   Laclede Group, Inc.                                   10,503         306,793

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Northwest Natural Gas Co.                              5,493   $     187,751
   Piedmont Natural Gas Co.+                              7,080         171,053
   Energen Corp.                                          4,475         162,532
                                                                  -------------

TOTAL GAS UTILITIES                                                   2,797,836
                                                                  -------------
   ELECTRIC UTILITIES 3.9%
   Central Vermont Public Service
   Corp.                                                 31,351         564,631
   UIL Holding Corp.                                      8,405         386,546
   Green Mountain Power Corp.                            11,757         338,249
   Unisource Energy Corp.                                 7,283         227,230
   Allete, Inc.+                                          4,201         184,844
   Cleco Corp.                                            7,992         166,633
                                                                  -------------

TOTAL ELECTRIC UTILITIES                                              1,868,133
                                                                  -------------
   MULTI-UTILITIES 1.4%
   Avista Corp.+                                         19,829         351,171
   CH Energy Group, Inc.                                  6,744         309,550
                                                                  -------------

TOTAL MULTI-UTILITIES                                                   660,721
                                                                  -------------
   WATER UTILITIES 0.2%
   American States Water Co.                              2,709          83,438
                                                                  -------------

TOTAL WATER UTILITIES                                                    83,438
                                                                  -------------

TOTAL UTILITIES                                                       5,410,128
                                                                  -------------
FINANCIALS 11.2%

   INSURANCE 4.2%
   LandAmerica Financial Group, Inc.+                     8,958         558,979
   Stewart Information Services Corp.                     8,403         408,974
   UICI                                                   7,770         275,913
   Selective Insurance Group, Inc.                        5,169         274,474
   Presidential Life Corp.                                9,568         182,175
   Infinity Property & Casualty Corp.                     4,419         164,431
   Delphi Financial Group, Inc. -- Class A                2,703         124,365
                                                                  -------------

TOTAL INSURANCE                                                       1,989,311
                                                                  -------------


--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   REAL ESTATE 2.8%
   Glenborough Realty Trust, Inc.                        14,278   $     258,432
   Commercial Net Lease Realty                           12,010         244,644
   Parkway Properties, Inc./MD                            5,118         205,437
   Colonial Properties Trust                              4,229         177,533
   Lexington Corporate  Properties Trust+                 7,355         156,661
   Sovran Self Storage, Inc.+                             2,985         140,205
   Entertainment Properties Trust                         3,166         129,015
                                                                  -------------

TOTAL REAL ESTATE                                                     1,311,927
                                                                  -------------
   BANKS 2.5%
   First Bancorp Puerto Rico                             20,518         254,628
   Whitney Holding Corp.+                                 7,840         216,070
   Community Bank System, Inc.                            7,388         166,599
   Susquehanna Bancshares, Inc.                           6,224         147,384
   Sterling Financial Corp./WA                            5,523         137,965
   South Financial Group, Inc.                            4,868         134,065
   Provident Bankshares Corp.                             3,628         122,518
                                                                  -------------

TOTAL BANKS                                                           1,179,229
                                                                  -------------
   CAPITAL MARKETS 1.5%
   SWS Group, Inc.                                       18,368         384,626
   Piper Jaffray Cos., Inc.*                              8,091         326,876
                                                                  -------------

TOTAL CAPITAL MARKETS                                                   711,502
                                                                  -------------
   THRIFTS & MORTGAGE FINANCE 0.2%
   Brookline Bancorp, Inc.+                               8,182         115,939
                                                                  -------------

TOTAL THRIFTS & MORTGAGE FINANCE                                        115,939
                                                                  -------------

TOTAL FINANCIALS                                                      5,307,908
                                                                  -------------
INFORMATION TECHNOLOGY 9.0%
   ELECTRONIC EQUIPMENT & INSTRUMENTS 4.0%
   Planar Systems, Inc.*                                 40,682         340,508
   Gerber Scientific, Inc.*                              35,093         335,840
   Bell Microproducts, Inc.*                             35,986         275,293
   Technitrol, Inc.                                      13,951         238,562
   Agilsys, Inc.                                         11,015         200,693
   Anixter International, Inc.                            3,031         118,573
   Brightpoint, Inc.*+                                    3,915         108,563

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Benchmark Electronics, Inc.*+                          3,211   $     107,986
   Methode Electronics, Inc. -- Class A                  10,552         105,204
   CTS Corp.+                                             8,936          98,832
                                                                  -------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              1,930,054
                                                                  -------------
   IT CONSULTING & SERVICES 2.3%
   Startek, Inc.                                         36,453         656,154
   Pegasus Solutions, Inc.*                              23,106         207,261
   Ciber, Inc.*                                          19,112         126,139
   Keane, Inc.*+                                          9,276         102,128
                                                                  -------------

TOTAL IT CONSULTING & SERVICES                                        1,091,682
                                                                  -------------
   COMPUTERS & PERIPHERALS 1.2%
   Adaptec, Inc.*                                        75,506         439,445
   SBS Technologies, Inc.*                               12,479         125,663
                                                                  -------------

TOTAL COMPUTERS & PERIPHERALS                                           565,108
                                                                  -------------
   COMMUNICATIONS EQUIPMENT 0.9%
   Ditech Communications Corp.*                          26,827         224,006
   Belden CDT, Inc.+                                      7,887         192,679
                                                                  -------------

TOTAL COMMUNICATIONS EQUIPMENT                                          416,685
                                                                  -------------
   SOFTWARE 0.3%
   THQ, Inc.*+                                            6,128         146,153
                                                                  -------------

TOTAL SOFTWARE                                                          146,153
                                                                  -------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 0.3%
   Axcelis Technologies, Inc.*+                          15,715          74,961
   Photronics, Inc.*+                                     3,904          58,794
                                                                  -------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                           133,755
                                                                  -------------

TOTAL INFORMATION TECHNOLOGY                                          4,283,437
                                                                  -------------
CONSUMER STAPLES 5.1%
   FOOD PRODUCTS 1.9%
   American Italian Pasta Co. -- Class A+                47,302         321,654
   Lance, Inc.                                           11,970         223,001


--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Corn Products International, Inc.                      8,260   $     197,331
   Flowers Foods, Inc.                                    6,240         171,974
                                                                  -------------

TOTAL FOOD PRODUCTS                                                     913,960
                                                                  -------------
   FOOD & DRUG RETAILING 1.8%
   Nash Finch Co.                                         9,619         245,092
   Performance Food Group Co.*+                           8,212         232,974
   Longs Drug Stores Corp.                                5,409         196,834
   Casey's General Stores, Inc.+                          7,241         179,577
                                                                  -------------

TOTAL FOOD & DRUG RETAILING                                             854,477
                                                                  -------------
   TOBACCO 1.4%
   Alliance One International, Inc.                     164,707         642,357
                                                                  -------------

TOTAL TOBACCO                                                           642,357
                                                                  -------------

TOTAL CONSUMER STAPLES                                                2,410,794
                                                                  -------------
HEALTH CARE 2.4%
   HEALTH CARE PROVIDERS & SERVICES 1.3%
   Owens & Minor, Inc.                                    7,985         219,827
   Chemed Corp.                                           3,790         188,287
   Hooper Holmes, Inc.                                   48,108         122,675
   Gentiva Health Services, Inc.*                         4,671          68,851
                                                                  -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                  599,640
                                                                  -------------
   HEALTH CARE EQUIPMENT & SUPPLIES 0.8%
   Datascope Corp.                                        8,667         286,444
   Osteotech, Inc.*                                      19,045          94,654
                                                                  -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  381,098
                                                                  -------------
   BIOTECHNOLOGY 0.3%
   Cambrex Corp.                                          7,314         137,284
                                                                  -------------

TOTAL BIOTECHNOLOGY                                                     137,284
                                                                  -------------

TOTAL HEALTH CARE                                                     1,118,022
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
ENERGY 0.2%

   ENERGY EQUIPMENT & SERVICES 0.2%
   Lufkin Industries, Inc.                                1,810   $      90,265
                                                                  -------------

TOTAL ENERGY EQUIPMENT & SERVICES                                        90,265
                                                                  -------------

TOTAL ENERGY                                                             90,265
                                                                  -------------
TOTAL COMMON STOCKS

(Cost $46,075,561)                                                   47,587,490
                                                                  -------------

                                                           FACE
                                                         AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 1.3%
Collateralized by U.S. Treasury
Obligations

Credit Suisse First Boston at
 3.45% due 01/03/06                               $     183,562         183,562
Lehman Brothers, Inc. at
 3.40% due 01/03/06                                      68,260          68,260
Morgan Stanley at
 3.30% due 01/03/06                                     140,873         140,873
Bear Stearns Cos., Inc. at
 3.10% due 01/03/06                                     192,100         192,100
Citigroup, Inc. at
 2.90% due 01/03/06                                      12,807          12,807
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
 (Cost $597,602)                                                        597,602
                                                                  -------------
SECURITIES LENDING COLLATERAL 6.8%
Investment in Securities Lending Short Term
   Investment Portfolio Held by U.S. Bank             3,221,779       3,221,779
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $3,221,779)                                                     3,221,779
                                                                  =============
TOTAL INVESTMENTS 108.5%
 (Cost $49,894,942)                                               $  51,406,871
                                                                  -------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (8.5)%                    $  (4,008,421)
                                                                  -------------
NET ASSETS - 100.0%                                               $  47,398,450

*     Non-Income Producing Security.
      REIT - Real Estate Investment Trust.

+     All or a portion of this security is on loan at December 31, 2005.


--------------------------------------------------------------------------------

MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.8%
UTILITIES 25.1%
   MULTI-UTILITIES 11.4%
   NSTAR                                                 50,488   $   1,449,006
   Puget Energy, Inc.                                    47,030         960,353
   OGE Energy Corp.+                                     33,820         906,038
   WPS Resources Corp.                                   15,914         880,203
   Energy East Corp.                                     38,524         878,347
   Alliant Energy Corp.                                  31,068         871,147
   Vectren Corp.                                         21,989         597,221
   SCANA Corp.                                           14,168         557,936
   PNM Resources, Inc.                                   21,146         517,865
   Wisconsin Energy Corp.                                10,720         418,723
   MDU Resources Group, Inc.                              6,700         219,358
                                                                  -------------

TOTAL MULTI-UTILITIES                                                 8,256,197
                                                                  -------------

   ELECTRIC UTILITIES 10.4%
   Northeast Utilities                                   81,019       1,595,264
   Pepco Holdings, Inc.+                                 60,613       1,355,913
   Great Plains Energy, Inc.+                            30,139         842,686
   IDACORP, Inc.+                                        27,169         796,052
   Westar Energy, Inc.                                   31,159         669,919
   Hawaiian Electric Industries, Inc.                    24,818         642,786
   Duquesne Light Holdings, Inc.                         38,054         621,041
   Sierra Pacific Resources*                             46,628         608,029
   Black Hills Corp.                                     12,209         422,554
                                                                  -------------

TOTAL ELECTRIC UTILITIES                                              7,554,244
                                                                  -------------

   GAS UTILITIES 3.3%
   WGL Holdings, Inc.                                    24,415         733,915
   National Fuel Gas Co.                                 21,305         664,503
   Oneok, Inc.+                                          22,800         607,164
   AGL Resources, Inc.                                   11,913         414,691
                                                                  -------------

TOTAL GAS UTILITIES                                                   2,420,273
                                                                  -------------

TOTAL UTILITIES                                                      18,230,714
                                                                  -------------

FINANCIALS 17.6%
   INSURANCE 10.5%
   American Financial Group, Inc./OH+                    30,999       1,187,572
   Old Republic International Corp.                      30,378         797,726
   First American Corp.+                                 16,635         753,565
   Protective Life Corp.                                 17,136         750,043

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   HCC Insurance Holdings, Inc.+                         24,673   $     732,295
   Ohio Casualty Corp.                                   20,616         583,845
   Horace Mann Educators Corp.                           28,938         548,664
   Stancorp Financial Group, Inc.                        10,090         503,996
   Unitrin, Inc.                                         10,781         485,684
   Mercury General Corp.+                                 7,780         452,952
   Hanover Insurance Group, Inc.                         10,099         421,835
   AmerUs Group Co.+                                      7,403         419,528
                                                                  -------------

TOTAL INSURANCE                                                       7,637,705
                                                                  -------------

   REAL ESTATE 5.1%
   New Plan Excel Realty Trust                           25,562         592,527
   Highwoods Properties, Inc.                            20,627         586,838
   Mack-Cali Realty Corp.                                11,449         494,597
   Hospitality Properties Trust                          10,864         435,647
   Potlatch Corp.+                                        8,371         426,754
   Liberty Property Trust                                 9,164         392,677
   Rayonier, Inc.                                         8,000         318,800
   United Dominion Realty Trust, Inc.+                   10,500         246,120
   AMB Property Corp.                                     4,501         221,314
                                                                  -------------

TOTAL REAL ESTATE                                                     3,715,274
                                                                  -------------

   THRIFTS & MORTGAGE FINANCE 1.7%
   New York Community Bancorp, Inc.+                     44,301         731,852
   Webster Financial Corp.                                5,542         259,920
   Washington Federal, Inc.+                             10,568         242,958
                                                                  -------------

TOTAL THRIFTS & MORTGAGE FINANCE                                      1,234,730
                                                                  -------------

   BANKS 0.3%
   FirstMerit Corp.+                                      8,235         213,369
                                                                  -------------

TOTAL BANKS                                                             213,369
                                                                  -------------

TOTAL FINANCIALS                                                     12,801,078
                                                                  -------------

INDUSTRIALS 16.3%
   MACHINERY 5.8%
   Tecumseh Products Co. -- Class A+                     66,371       1,520,560
   AGCO Corp.*+                                          45,832         759,436
   Timken Co.                                            22,220         711,484


--------------------------------------------------------------------------------

MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   SPX Corp.                                             11,595   $     530,703
   Kennametal, Inc.                                       8,162         416,589
   Harsco Corp.                                           3,800         256,538
                                                                  -------------

TOTAL MACHINERY                                                       4,195,310
                                                                  -------------

   ROAD & RAIL 4.5%
   J.B. Hunt Transport Services, Inc.                    47,300       1,070,872
   Yellow Roadway Corp.*+                                21,295         949,970
   Swift Transportation Co., Inc.*+                      35,788         726,497
   Werner Enterprises, Inc.+                             28,020         551,994
                                                                  -------------

TOTAL ROAD & RAIL                                                     3,299,333
                                                                  -------------

   COMMERCIAL SERVICES & SUPPLIES 2.7%
   Kelly Services, Inc.                                  24,949         654,163
   Manpower, Inc.                                        13,745         639,142
   Brink's Co.                                            7,880         377,531
   Banta Corp.                                            5,965         297,057
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                  1,967,893
                                                                  -------------

   AIRLINES 1.7%

   Alaska Air Group, Inc.*+                              34,646       1,237,555
                                                                  -------------

TOTAL AIRLINES                                                        1,237,555
                                                                  -------------

   AEROSPACE & DEFENSE 1.3%
   Sequa Corp. -- Class A*                               13,740         948,747
                                                                  -------------

TOTAL AEROSPACE & DEFENSE                                               948,747
                                                                  -------------

   TRADING COMPANIES & DISTRIBUTORS 0.3%
   GATX Corp.+                                            5,951         214,712
                                                                  -------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                  214,712
                                                                  -------------

TOTAL INDUSTRIALS                                                    11,863,550
                                                                  -------------

CONSUMER DISCRETIONARY 15.2%
   AUTO COMPONENTS 5.3%
   Lear Corp.+                                           46,782       1,331,416
   ArvinMeritor, Inc.                                    89,518       1,288,164
   Bandag, Inc.                                          14,243         607,749
   Modine Manufacturing Co.                              10,424         339,718

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   BorgWarner, Inc.                                       5,106   $     309,577
                                                                  -------------

TOTAL AUTO COMPONENTS                                                 3,876,624
                                                                  -------------

   HOUSEHOLD DURABLES 3.3%
   Furniture Brands International, Inc.                  65,086       1,453,370
   Blyth, Inc.                                           23,190         485,831
   American Greetings Corp. -- Class A+                  10,785         236,946
   Tupperware Brands Corp.                                9,600         215,040
                                                                  -------------

TOTAL HOUSEHOLD DURABLES                                              2,391,187
                                                                  -------------

   SPECIALTY RETAIL 3.2%
   Borders Group, Inc.                                   38,257         829,029
   Foot Locker, Inc.                                     25,498         601,498
   Pier 1 Imports, Inc.+                                 65,545         572,208
   Payless Shoesource, Inc.*                             13,615         341,736
                                                                  -------------

TOTAL SPECIALTY RETAIL                                                2,344,471
                                                                  -------------

   HOTELS, RESTAURANTS & LEISURE 1.5%

   Bob Evans Farms, Inc.                                 33,557         773,824
   CBRL Group, Inc.+                                      9,284         326,333
                                                                  -------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                   1,100,157
                                                                  -------------

   MULTILINE RETAIL 0.8%
   Saks, Inc.*+                                          35,581         599,896
                                                                  -------------

TOTAL MULTILINE RETAIL                                                  599,896
                                                                  -------------

   MEDIA 0.8%
   Media General, Inc.                                    5,890         298,623
   Scholastic Corp.*+                                     9,285         264,715
                                                                  -------------

TOTAL MEDIA                                                             563,338
                                                                  -------------

   LEISURE EQUIPMENT & PRODUCTS 0.3%
   Callaway Golf Co.                                     15,749         217,966
                                                                  -------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                      217,966
                                                                  -------------

TOTAL CONSUMER DISCRETIONARY                                         11,093,639
                                                                  -------------


--------------------------------------------------------------------------------

MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
MATERIALS 11.1%
   CHEMICALS 5.4%
   Sensient Technologies Corp.                           43,609   $     780,601
   Ferro Corp.                                           40,649         762,575
   Lubrizol Corp.                                        14,477         628,736
   Cabot Corp.                                           13,963         499,875
   RPM International, Inc.                               23,766         412,816
   Albemarle Corp.                                        7,617         292,112
   Lyondell Chemical Co.+                                11,490         273,692
   Chemtura Corp.                                        21,100         267,970
                                                                  -------------

TOTAL CHEMICALS                                                       3,918,377
                                                                  -------------

   METALS & MINING 2.2%
   Worthington Industries, Inc.                          47,960         921,312
   Steel Dynamics, Inc.+                                 19,250         683,567
                                                                  -------------

TOTAL METALS & MINING                                                 1,604,879
                                                                  -------------

   PAPER & FOREST PRODUCTS 2.0%
   Bowater, Inc.                                         30,742         944,394
   Glatfelter                                            35,048         497,331
                                                                  -------------

TOTAL PAPER & FOREST PRODUCTS                                         1,441,725
                                                                  -------------

   CONTAINERS & PACKAGING 1.5%
   Packaging Corporation of America                      26,200         601,290
   Sonoco Products Co.+                                  17,259         507,415
                                                                  -------------

TOTAL CONTAINERS & PACKAGING                                          1,108,705
                                                                  -------------

TOTAL MATERIALS                                                       8,073,686
                                                                  -------------

INFORMATION TECHNOLOGY 7.2%
   ELECTRONIC EQUIPMENT & INSTRUMENTS 4.9%
   Tech Data Corp.*+                                     24,645         977,914
   Ingram Micro, Inc. -- Class A*                        38,320         763,718
   Avnet, Inc.*+                                         25,992         622,248
   Arrow Electronics, Inc.*                              18,301         586,181
   Vishay Intertechnology, Inc.*                         42,399         583,410
                                                                  -------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              3,533,471
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 1.9%
   Atmel Corp.*                                         444,295   $   1,372,872
                                                                  -------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                         1,372,872
                                                                  -------------

   SOFTWARE 0.4%
   Mentor Graphics Corp.*+                               30,595         316,352
                                                                  -------------

TOTAL SOFTWARE                                                          316,352
                                                                  -------------

TOTAL INFORMATION TECHNOLOGY                                          5,222,695
                                                                  -------------

CONSUMER STAPLES 5.0%
   FOOD & DRUG RETAILING 1.9%
   Ruddick Corp.                                         36,003         766,144
   BJ's Wholesale Club, Inc.*+                           21,404         632,702
                                                                  -------------

TOTAL FOOD & DRUG RETAILING                                           1,398,846
                                                                  -------------

   TOBACCO 1.9%
   Universal Corp./Richmond VA                           31,735       1,376,030
                                                                  -------------

TOTAL TOBACCO                                                         1,376,030
                                                                  -------------

   FOOD PRODUCTS 1.2%
   Smithfield Foods, Inc.*                               29,292         896,335
                                                                  -------------

TOTAL FOOD PRODUCTS                                                     896,335
                                                                  -------------

TOTAL CONSUMER STAPLES                                                3,671,211
                                                                  -------------

TELECOMMUNICATION SERVICES 1.3%
   WIRELESS TELECOMMUNICATION SERVICES 1.3%
   Telephone & Data Systems, Inc.                        25,962         935,411
                                                                  -------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                               935,411
                                                                  -------------

TOTAL TELECOMMUNICATION SERVICES                                        935,411
                                                                  -------------


--------------------------------------------------------------------------------

MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
HEALTH CARE 0.7%
   HEALTH CARE PROVIDERS & SERVICES 0.7%
   Triad Hospitals, Inc.*+                               12,897   $     505,949
                                                                  -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                  505,949
                                                                  -------------

TOTAL HEALTH CARE                                                       505,949
                                                                  -------------

ENERGY 0.3%
   OIL & GAS 0.3%
   Forest Oil Corp.*                                      5,010         228,306
                                                                  -------------

TOTAL OIL & GAS                                                         228,306
                                                                  -------------

TOTAL ENERGY                                                            228,306
                                                                  -------------

TOTAL COMMON STOCKS
   (Cost $69,658,622)                                                72,626,239
                                                                  -------------

                                                           FACE
                                                         AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.4%
Collateralized by U.S. Treasury Obligations

Credit Suisse First Boston at
   3.45% due 01/03/06                             $      89,922          89,922
Lehman Brothers, Inc. at
   3.40% due 01/03/06                                    33,439          33,439
Morgan Stanley at
   3.30% due 01/03/06                                    69,010          69,010
Bear Stearns Cos., Inc. at
   3.10% due 01/03/06                                    94,105          94,105
Citigroup, Inc. at
   2.90% due 01/03/06                             $       6,274   $       6,274
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $292,750)                                                      292,750
                                                                  -------------

SECURITIES LENDING COLLATERAL 7.6%
Investment in Securities Lending Short Term
   Investment Portfolio Held by U.S. Bank             5,529,513       5,529,513
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $5,529,513)                                                     5,529,513
                                                                  =============

TOTAL INVESTMENTS 107.8%
   (Cost $75,480,885)                                             $  78,448,502
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (7.8)%                    $  (5,661,301)
                                                                  -------------
NET ASSETS - 100.0%                                               $  72,787,201

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at December 31, 2005.


--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 101.9%
FINANCIALS 20.9%
Insurance 9.8%
     UnumProvident Corp.+                                24,461   $     556,488
     ACE Ltd.                                             9,980         533,331
     XL Capital Ltd.+                                     7,817         526,709
     Chubb Corp.+                                         4,007         391,284
     St. Paul Travelers Cos., Inc.                        8,398         375,139
     Genworth Financial, Inc. --
       Class A                                           10,180         352,024
     Jefferson-Pilot Corp.                                5,190         295,467
     MetLife, Inc.                                        5,747         281,603
     Lincoln National Corp.+                              4,767         252,794
     SAFECO Corp.                                         4,406         248,939
     Allstate Corp.                                       4,556         246,343
     Aon Corp.                                            5,784         207,935
     Hartford Financial Services
       Group, Inc.                                        2,384         204,762
     Loews Corp.                                          2,118         200,892
                                                                  -------------
Total Insurance                                                       4,673,710
                                                                  -------------
Banks 6.1%
     First Horizon National Corp.                         8,697         334,313
     Huntington Bancshares, Inc.                         10,906         259,017
     Regions Financial Corp.+                             7,460         254,834
     National City Corp.+                                 7,324         245,867
     KeyCorp+                                             7,363         242,463
     North Fork Bancorporation, Inc.                      8,553         234,010
     SunTrust Banks, Inc.                                 3,204         233,123
     BB&T Corp.+                                          4,483         187,882
     PNC Financial Services Group,
       Inc.                                               2,935         181,471
     AmSouth Bancorp+                                     6,671         174,847
     Wells Fargo & Co.                                    2,406         151,169
     Wachovia Corp.                                       2,649         140,026
     Comerica, Inc.                                       2,289         129,924
     U.S. Bancorp                                         4,312         128,886
                                                                  -------------
Total Banks                                                           2,897,832
                                                                  -------------
Diversified Financials 2.0%
     J.P. Morgan Chase & Co.                             10,831         429,882
     Citigroup, Inc.                                      5,797         281,329
     CIT Group, Inc.                                      4,280         221,618
                                                                  -------------
Total Diversified Financials                                            932,829
                                                                  -------------
Real Estate 1.7%
     Equity Office Properties Trust+                      9,799         297,204

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
     Apartment Investment &
       Management Co. -- Class A+                         7,826   $     296,371
     Archstone-Smith Trust                                2,724         114,108
     Equity Residential                                   2,829         110,670
                                                                  -------------
Total Real Estate                                                       818,353
                                                                  -------------
Thrifts & Mortgage Finance 0.7%
     Washington Mutual, Inc.+                             8,251         358,919
                                                                  -------------
Total Thrifts & Mortgage Finance                                        358,919
                                                                  -------------
Capital Markets 0.6%
     Morgan Stanley+                                      2,833         160,744
     Bear Stearns Cos., Inc.+                             1,173         135,517
                                                                  -------------
Total Capital Markets                                                   296,261
                                                                  -------------
Total Financials                                                      9,977,904
                                                                  -------------
UTILITIES 18.7%
Multi-Utilities 10.9%
     KeySpan Corp.+                                      13,994         499,446
     Dynegy, Inc. -- Class A*+                           97,817         473,434
     NiSource, Inc.+                                     20,481         427,234
     Consolidated Edison, Inc.+                           8,995         416,738
     Xcel Energy, Inc.+                                  22,535         415,996
     DTE Energy Co.                                       9,449         408,102
     Duke Energy Corp.+                                  14,367         394,374
     CMS Energy Corp.*+                                  26,846         389,536
     PG&E Corp.+                                          8,214         304,904
     Ameren Corp.+                                        5,844         299,447
     CenterPoint Energy, Inc.+                           21,660         278,331
     Sempra Energy                                        5,314         238,280
     Constellation Energy Group, Inc.                     3,968         228,557
     Dominion Resources, Inc./VA                          2,260         174,472
     Public Service Enterprise
       Group, Inc.                                        2,434         158,137
     TECO Energy, Inc.                                    6,452         110,845
                                                                  -------------
Total Multi-Utilities                                                 5,217,833
                                                                  -------------
Electric Utilities 6.0%
     Progress Energy, Inc.+                              12,690         557,345
     PPL Corp.                                           16,009         470,665
     Pinnacle West Capital Corp.+                         8,579         354,742
     American Electric Power Co.,
       Inc.                                               9,438         350,055
     Cinergy Corp.                                        6,483         275,268
     Entergy Corp.                                        3,478         238,765
     Southern Co.+                                        6,350         219,265
     FirstEnergy Corp.+                                   4,116         201,643


--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
     FPL Group, Inc.                                      4,576   $     190,178
                                                                  -------------
Total Electric Utilities                                              2,857,926
                                                                  -------------
Gas Utilities 1.8%
     Peoples Energy Corp.+                               12,840         450,299
     Nicor, Inc.+                                        10,072         395,930
                                                                  -------------
Total Gas Utilities                                                     846,229
                                                                  -------------
Total Utilities                                                       8,921,988
                                                                  -------------
CONSUMER DISCRETIONARY 18.1%
Auto Components 4.0%
     Dana Corp.+                                         88,793         637,534
     Cooper Tire & Rubber Co.                            34,839         533,733
     Johnson Controls, Inc.                               5,657         412,452
     Visteon Corp.*                                      50,210         314,315
                                                                  -------------
Total Auto Components                                                 1,898,034
                                                                  -------------
Specialty Retail 3.4%
     Circuit City Stores, Inc.+                          21,660         489,299
     OfficeMax, Inc.                                     18,073         458,331
     AutoNation, Inc.*                                   20,203         439,011
     Limited Brands, Inc.                                11,530         257,696
                                                                  -------------
Total Specialty Retail                                                1,644,337
                                                                  -------------
Multiline Retail 3.4%
     Dillard's, Inc. -- Class A                          32,519         807,122
     Big Lots, Inc.*                                     37,362         448,718
     Federated Department Stores,
       Inc.                                               3,404         225,787
     Nordstrom, Inc.+                                     3,470         129,778
                                                                  -------------
Total Multiline Retail                                                1,611,405
                                                                  -------------
Household Durables 3.0%
     Whirlpool Corp.                                      4,915         411,680
     Pulte Homes, Inc.                                    9,654         379,982
     Snap-On, Inc.                                        5,804         217,998
     Newell Rubbermaid, Inc.                              8,870         210,929
     Leggett & Platt, Inc.                                8,820         202,507
                                                                  -------------
Total Household Durables                                              1,423,096
                                                                  -------------
Automobiles 2.4%
     Ford Motor Co.+                                     85,661         661,303
     General Motors Corp.+                               26,188         508,571
                                                                  -------------
Total Automobiles                                                     1,169,874
                                                                  -------------
Leisure Equipment & Products 1.0%
     Eastman Kodak Co.                                   14,802         346,367
     Brunswick Corp.                                      2,860         116,287
                                                                  -------------
Total Leisure Equipment & Products                                      462,654
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
Textiles & Apparel 0.9%
     Jones Apparel Group, Inc.                           13,843   $     425,257
                                                                  -------------
Total Textiles & Apparel                                                425,257
                                                                  -------------
Total Consumer Discretionary                                          8,634,657
                                                                  -------------
MATERIALS 10.7%
Paper & Forest Products 3.7%
     International Paper Co.+                            14,862         499,512
     Weyerhaeuser Co.                                     6,587         436,982
     MeadWestvaco Corp.                                  15,430         432,503
     Louisiana-Pacific Corp.+                            14,954         410,786
                                                                  -------------
Total Paper & Forest Products                                         1,779,783
                                                                  -------------
Chemicals 3.3%
     Ashland, Inc.+                                       7,417         429,444
     Eastman Chemical Co.                                 7,004         361,336
     E.I. du Pont de Nemours and Co.                      4,230         179,775
     Rohm & Haas Co.                                      3,593         173,973
     Dow Chemical Co.                                     3,270         143,292
     PPG Industries, Inc.                                 2,316         134,096
     Engelhard Corp.                                      4,173         125,816
                                                                  -------------
Total Chemicals                                                       1,547,732
                                                                  -------------
Metals & Mining 2.6%
     United States Steel Corp.+                          13,485         648,224
     Alcoa, Inc.                                          8,645         255,633
     Phelps Dodge Corp.                                   1,249         179,693
     Nucor Corp.+                                         2,011         134,174
                                                                  -------------
Total Metals & Mining                                                 1,217,724
                                                                  -------------
Containers & Packaging 1.1%
     Temple-Inland, Inc.                                  6,003         269,235
     Bemis Co.+                                           9,543         265,963
                                                                  -------------
Total Containers & Packaging                                            535,198
                                                                  -------------

Total Materials                                                       5,080,437
                                                                  -------------
CONSUMER STAPLES 9.7%
Food & Drug Retailing 4.3%
     Supervalu, Inc.                                     18,539         602,147
     Albertson's, Inc.+                                  26,371         563,021
     Safeway, Inc.+                                      15,500         366,730
     CVS Corp.                                           11,032         291,465
     Costco Wholesale Corp.+                              4,856         240,226
                                                                  -------------
Total Food & Drug Retailing                                           2,063,589
                                                                  -------------
Food Products 2.4%
     Tyson Foods, Inc. -- Class A                        29,375         502,313
     Archer-Daniels-Midland Co.+                         14,237         351,084


--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
     ConAgra Foods, Inc.+                                14,074   $     285,421
                                                                  -------------
Total Food Products                                                   1,138,818
                                                                  -------------
Beverages 2.3%
     Molson Coors Brewing Co. --
       Class B+                                           7,210         482,998
     Coca-Cola Enterprises, Inc.                         19,507         373,949
     Constellation Brands, Inc. --
       Class A*+                                          8,120         212,988
                                                                  -------------
Total Beverages                                                       1,069,935
                                                                  -------------
Tobacco 0.7%
     Reynolds American, Inc.+                             3,529         336,419
                                                                  -------------
Total Tobacco                                                           336,419
                                                                  -------------
Total Consumer Staples                                                4,608,761
                                                                  -------------

INDUSTRIALS 9.5%
Machinery 2.6%
     Ingersoll-Rand Co. -- Class A                        9,064         365,914
     Deere & Co.                                          4,009         273,053
     Caterpillar, Inc.                                    4,210         243,212
     Cummins, Inc.+                                       2,547         228,542
     Navistar International Corp.*                        4,170         119,345
                                                                  -------------
Total Machinery                                                       1,230,066
                                                                  -------------
Commercial Services & Supplies 2.0%
     Allied Waste Industries, Inc.*                      60,016         524,540
     R.R. Donnelley & Sons Co.                            7,837         268,103
     Avery Dennison Corp.                                 2,570         142,044
                                                                  -------------
Total Commercial Services & Supplies                                    934,687
                                                                  -------------
Aerospace & Defense 1.8%
     United Technologies Corp.                            6,140         343,287
     Northrop Grumman Corp.+                              5,679         341,365
     Raytheon Co.                                         4,707         188,986
                                                                  -------------
Total Aerospace & Defense                                               873,638
                                                                  -------------
Air Freight & Couriers 1.6%
     Ryder System, Inc.                                  18,406         755,014
                                                                  -------------
Total Air Freight & Couriers                                            755,014
                                                                  -------------
Road & Rail 1.0%
     Union Pacific Corp.                                  3,494         281,302
     CSX Corp.                                            4,201         213,285
                                                                  -------------
Total Road & Rail                                                       494,587
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
Building Products 0.3%
     Masco Corp.+                                         4,776   $     144,187
                                                                  -------------
Total Building Products                                                 144,187
                                                                  -------------
Industrial Conglomerates 0.2%
     Textron, Inc.                                        1,523         117,241
                                                                  -------------
Total Industrial Conglomerates                                          117,241
                                                                  -------------
Total Industrials                                                     4,549,420
                                                                  -------------
INFORMATION TECHNOLOGY 5.6%
IT Consulting & Services 3.2%
     Computer Sciences Corp.*                             8,825         446,898
     Unisys Corp.*                                       71,258         415,434
     Electronic Data Systems Corp.                       17,043         409,714
     Sabre Holdings Corp.+                               11,197         269,959
                                                                  -------------
Total IT Consulting & Services                                        1,542,005
                                                                  -------------
Electronic Equipment & Instruments 1.5%
     Sanmina-SCI Corp.*                                  98,307         418,788
     Solectron Corp.*                                    85,776         313,940
                                                                  -------------
Total Electronic Equipment & Instruments                                732,728
                                                                  -------------
Semiconductor & Semiconductor Equipment 0.6%
     Micron Technology, Inc.*+                           20,188         268,702
                                                                  -------------
Total Semiconductor & Semiconductor Equipment                           268,702
                                                                  -------------
Communications Equipment 0.3%
     Andrew Corp.*                                       13,990         150,113
                                                                  -------------
Total Communications Equipment                                          150,113
                                                                  -------------
Total Information Technology                                          2,693,548
                                                                  -------------

TELECOMMUNICATION SERVICES 4.1%
Diversified Telecommunication Services 4.1%
     Verizon Communications, Inc.+                       15,218         458,366
     AT&T, Inc.+                                         16,136         395,171
     BellSouth Corp.+                                    12,141         329,021
     Citizens Communications Co.+                        25,620         313,333
     Qwest Communications
       International, Inc.*                              47,760         269,844
     CenturyTel, Inc.+                                    5,778         191,598
                                                                  -------------
Total Diversified Telecommunication Services                          1,957,333
                                                                  -------------
Total Telecommunication Services                                      1,957,333
                                                                  -------------


--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
ENERGY 3.3%
Oil & Gas 3.3%
     ConocoPhillips+                                     10,441   $     607,458
     Sunoco, Inc.                                         5,790         453,820
     Marathon Oil Corp.                                   4,356         265,585
     El Paso Corp.+                                      20,126         244,732
                                                                  -------------
Total Oil & Gas                                                       1,571,595
                                                                  -------------
Total Energy                                                          1,571,595
                                                                  -------------
HEALTH CARE 1.3%
Health Care Providers & Services 1.3%
     WellPoint, Inc.*                                     4,013         320,197
     Tenet Healthcare Corp.*+                            19,841         151,982
     McKesson Corp.                                       2,884         148,786
                                                                  -------------
Total Health Care Providers & Services                                  620,965
                                                                  -------------
Total Health Care                                                       620,965
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $47,152,745)                                                48,616,608
                                                                  -------------

                                                           FACE
                                                         AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.7%
Collateralized by U.S. Treasury
Obligations

Credit Suisse First Boston at 3.45%
due 01/03/06                                      $     102,328         102,328
Lehman Brothers, Inc. at 3.40% due
01/03/06                                                 38,052          38,052
Morgan Stanley at 3.30% due 01/03/06                     78,531          78,531
Bear Stearns Cos., Inc. at 3.10%
due 01/03/06                                            107,087         107,087
Citigroup, Inc. at 2.90% due 01/03/06                     7,139           7,139
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $333,137)                                                      333,137
                                                                  -------------

-------------------------------------------------------------------------------
                                                           FACE
                                                         AMOUNT
-------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 17.8%
Investment in Securities Lending Short Term
     Investment Portfolio Held by
       U.S. Bank                                      8,504,687   $   8,504,687
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $8,504,687)                                                     8,504,687
                                                                  =============
TOTAL INVESTMENTS 120.4%
   (Cost $55,990,569)                                             $  57,454,432
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (20.4)%                                               $  (9,728,452)
                                                                  -------------
NET ASSETS - 100.0%                                               $  47,725,980

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at December 31, 2005


--------------------------------------------------------------------------------

SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 109.8%
HEALTH CARE 28.4%
   HEALTH CARE EQUIPMENT & SUPPLIES 14.5%
   BioLase Technology, Inc.+                            134,553   $   1,075,078
   Integra LifeSciences Holdings Corp.*+                 17,928         635,727
   Possis Medical, Inc.*                                 61,249         609,428
   Biosite, Inc.*+                                       10,747         604,949
   ResMed, Inc.*+                                        15,752         603,459
   SurModics, Inc.*+                                     10,779         398,715
   ICU Medical, Inc.*                                     9,753         382,415
   Sybron Dental Specialties, Inc.*+                      9,501         378,235
   Dionex Corp.*                                          7,078         347,388
   PolyMedica Corp.                                       9,348         312,878
   Respironics, Inc.*                                     7,018         260,157
   Immucor, Inc.*                                        11,014         257,287
   Mentor Corp.+                                          5,514         254,085
   Idexx Laboratories, Inc.*                              3,442         247,755
   American Medical Systems Holdings, Inc.*              13,886         247,587
   Greatbatch, Inc.*                                      9,500         247,095
   Cooper Cos., Inc.+                                     4,800         246,240
   Kensey Nash Corp.*+                                    9,692         213,515
   ArthroCare Corp.*+                                     4,460         187,944
   Diagnostic Products Corp.                              3,830         185,947
   Merit Medical Systems, Inc.*                          15,304         185,791
                                                                  -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                7,881,675
                                                                  -------------

   HEALTH CARE PROVIDERS & SERVICES 10.0%
   Odyssey HealthCare, Inc.*                             47,903         892,912
   Centene Corp.*                                        26,978         709,252
   American Healthways, Inc.*                            11,672         528,158
   Sierra Health Services, Inc.*                          6,178         493,993
   United Surgical Partners International, Inc.*         13,383         430,264
   Sunrise Senior Living, Inc.*+                         12,400         418,004
   AMERIGROUP Corp.*                                     18,511         360,224
   Pharmaceutical Product Development, Inc.               4,980         308,511
   AmSurg Corp.*                                         12,634         288,813
   Cerner Corp.*+                                         2,852         259,275
   Amedisys, Inc.*+                                       5,545         234,221
   Pediatrix Medical Group, Inc.*                         2,316         205,128
   SFBC International, Inc.*+                            12,000         192,120

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Dendrite International, Inc.*                          9,008   $     129,805
                                                                  -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                5,450,680
                                                                  -------------

   PHARMACEUTICALS 3.9%
   Connetics Corp.*+                                     44,661         645,351
   CNS, Inc.                                             27,740         607,783
   Bradley Pharmaceuticals, Inc.*+                       36,400         345,800
   Noven Pharmaceuticals, Inc.*+                         17,754         268,618
   Medicis Pharmaceutical Corp. -- Class A+               6,952         222,812
                                                                  -------------

TOTAL PHARMACEUTICALS                                                 2,090,364
                                                                  -------------

TOTAL HEALTH CARE                                                    15,422,719
                                                                  -------------

CONSUMER DISCRETIONARY 25.7%
   SPECIALTY RETAIL 7.5%
   Christopher & Banks Corp.+                            42,124         791,089
   HOT Topic, Inc.*                                      43,952         626,316
   Hibbett Sporting Goods, Inc.*                         13,670         389,322
   Tractor Supply Co.*+                                   7,054         373,439
   Select Comfort Corp.*                                 12,305         336,542
   Children's Place Retail Stores, Inc.*+                 6,749         333,535
   Genesco, Inc.*                                         8,396         325,681
   Guitar Center, Inc.*                                   6,429         321,514
   Too, Inc.*                                            11,000         310,310
   Movie Gallery, Inc.+                                  47,122         264,354
                                                                  -------------

TOTAL SPECIALTY RETAIL                                                4,072,102
                                                                  -------------

   HOTELS, RESTAURANTS & LEISURE 6.5%
   Multimedia Games, Inc.*+                              77,797         719,622
   Shuffle Master, Inc.*+                                26,354         662,540
   Panera Bread Co. -- Class A*                           9,175         602,614
   Papa John's International, Inc.*                       7,599         450,697
   Sonic Corp.*                                          13,295         392,202
   P.F. Chang's China Bistro, Inc.*+                      7,706         382,449
   CEC Entertainment, Inc.*                               8,648         294,378
                                                                  -------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                   3,504,502
                                                                  -------------

   LEISURE EQUIPMENT & PRODUCTS 2.9%
   SCP Pool Corp.                                        16,978         631,921


--------------------------------------------------------------------------------

SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Nautilus, Inc.+                                       31,302   $     584,095
   Polaris Industries, Inc.                               7,747         388,900
                                                                  -------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                    1,604,916
                                                                  -------------

   HOUSEHOLD DURABLES 2.9%
   Meritage Homes Corp.*                                  9,683         609,254
   NVR, Inc.*                                               865         607,230
   M.D.C. Holdings, Inc.                                  5,700         353,286
                                                                  -------------

TOTAL HOUSEHOLD DURABLES                                              1,569,770
                                                                  -------------

   COMMERCIAL SERVICES & SUPPLIES 2.1%
   Pre-Paid Legal Services, Inc.+                        17,647         674,292
   Vertrue, Inc.*+                                       12,872         454,768
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                  1,129,060
                                                                  -------------

   TEXTILES & APPAREL 1.8%
   K-Swiss, Inc. -- Class A+                             17,891         580,384
   Fossil, Inc.*+                                        18,796         404,302
                                                                  -------------

TOTAL TEXTILES & APPAREL                                                984,686
                                                                  -------------

   MEDIA 1.3%
   Arbitron, Inc.                                         9,658         366,811
   Advo, Inc.                                            11,248         316,968
                                                                  -------------

TOTAL MEDIA                                                             683,779
                                                                  -------------

   AUTOMOBILES 0.7%
   Winnebago Industries, Inc.+                           12,302         409,411
                                                                  -------------

TOTAL AUTOMOBILES                                                       409,411
                                                                  -------------

TOTAL CONSUMER DISCRETIONARY                                         13,958,226
                                                                  -------------

INFORMATION TECHNOLOGY 21.0%
   SOFTWARE 5.6%
   Factset Research Systems, Inc.                        15,893         654,156
   Internet Security Systems, Inc.*                      21,700         454,615
   Ansys, Inc.*                                           9,768         416,996
   Quality Systems, Inc.*+                                4,200         322,392
   EPIQ Systems, Inc.*+                                  17,300         320,742
   Manhattan Associates, Inc.*                           15,329         313,938

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Take-Two Interactive Software, Inc.*+                 16,778   $     296,970
   Kronos, Inc./MA*                                       5,537         231,779
                                                                  -------------

TOTAL SOFTWARE                                                        3,011,588
                                                                  -------------

   INTERNET SOFTWARE & SERVICES 5.3%
   Websense, Inc.*                                       13,871         910,493
   j2 Global Communications, Inc.*+                      20,281         866,810
   MIVA, Inc.*+                                         138,693         686,530
   Digital Insight Corp.*                                 8,087         258,946
   WebEx Communications, Inc.*                            8,310         179,745
                                                                  -------------

TOTAL INTERNET SOFTWARE & SERVICES                                    2,902,524
                                                                  -------------

   IT CONSULTING & SERVICES 5.0%
   Intrado, Inc.*                                        25,100         577,802
   iPayment Holdings, Inc.*                              12,996         539,594
   Talx Corp.                                            11,507         525,985
   eFunds Corp.*                                         19,000         445,360
   Mantech International Corp. -- Class A*               12,440         346,578
   CACI International, Inc. -- Class A*                   4,371         250,808
                                                                  -------------

TOTAL IT CONSULTING & SERVICES                                        2,686,127
                                                                  -------------

   ELECTRONIC EQUIPMENT & INSTRUMENTS 2.8%
   Scansource, Inc.*                                     10,134         554,127
   Flir Systems, Inc.*+                                  20,843         465,424
   Daktronics, Inc.                                      12,734         376,545
   Mercury Computer Systems, Inc.*                        5,600         115,528
                                                                  -------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              1,511,624
                                                                  -------------

   COMPUTERS & PERIPHERALS 1.9%
   Synaptics, Inc.*                                      22,358         552,690
   Komag, Inc.*                                          14,400         499,104
                                                                  -------------

TOTAL COMPUTERS & PERIPHERALS                                         1,051,794
                                                                  -------------


--------------------------------------------------------------------------------

SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   COMMUNICATIONS EQUIPMENT 0.4%
   Comtech Telecommunications Corp.*+                     6,701   $     204,648
                                                                  -------------

TOTAL COMMUNICATIONS EQUIPMENT                                          204,648
                                                                  -------------

TOTAL INFORMATION TECHNOLOGY                                         11,368,305
                                                                  -------------

INDUSTRIALS 11.1%
   COMMERCIAL SERVICES & SUPPLIES 3.7%
   Coinstar, Inc.*                                       40,900         933,747
   Portfolio Recovery Associates, Inc.*                  17,190         798,304
   Waste Connections, Inc.*+                              8,768         302,145
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                  2,034,196
                                                                  -------------

   AEROSPACE & DEFENSE 3.3%
   Ceradyne, Inc.*                                       16,589         726,598
   Engineered Support Systems, Inc.                      14,544         605,612
   Curtiss-Wright Corp.                                   5,400         294,840
   Gencorp, Inc.*                                         7,806         138,557
                                                                  -------------

TOTAL AEROSPACE & DEFENSE                                             1,765,607
                                                                  -------------

   ROAD & RAIL 2.2%
   Landstar System, Inc.+                                11,612         484,685
   Knight Transportation, Inc.                           21,809         452,090
   Heartland Express, Inc.+                              13,898         281,990
                                                                  -------------

TOTAL ROAD & RAIL                                                     1,218,765
                                                                  -------------

   MACHINERY 0.9%
   EnPro Industries, Inc.*                                9,400         253,330
   ASV, Inc.*+                                            8,452         211,131
                                                                  -------------

TOTAL MACHINERY                                                         464,461
                                                                  -------------

   AIR FREIGHT & COURIERS 0.6%
   Forward Air Corp.                                      8,489         311,122
                                                                  -------------

TOTAL AIR FREIGHT & COURIERS                                            311,122
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   BUILDING PRODUCTS 0.4%
   Simpson Manufacturing Co., Inc.                        6,111   $     222,135
                                                                  -------------

TOTAL BUILDING PRODUCTS                                                 222,135
                                                                  -------------

TOTAL INDUSTRIALS                                                     6,016,286
                                                                  -------------

ENERGY 10.7%
   OIL & GAS 8.2%
   Frontier Oil Corp.                                    18,000         675,540
   St. Mary Land & Exploration Co.+                      17,001         625,807
   Remington Oil & Gas Corp.*                            16,661         608,126
   Stone Energy Corp.*                                   10,700         487,171
   Swift Energy Co.*                                      9,000         405,630
   World Fuel Services Corp.                             11,448         386,026
   Penn Virginia Corp.                                    6,281         360,529
   Cimarex Energy Co.*+                                   8,100         348,381
   Petroleum Development Corp.*                           9,064         302,194
   Cabot Oil & Gas Corp.                                  4,966         223,967
                                                                  -------------

TOTAL OIL & GAS                                                       4,423,371
                                                                  -------------

   ENERGY EQUIPMENT & SERVICES 2.5%
   W-H Energy Services, Inc.*                            10,200         337,416
   Unit Corp.*                                            5,684         312,791
   Cal Dive International, Inc.*+                         7,024         252,091
   Hydril Co.*                                            3,817         238,944
   CARBO Ceramics, Inc.                                   3,861         218,224
                                                                  -------------

TOTAL ENERGY EQUIPMENT & SERVICES                                     1,359,466
                                                                  -------------

TOTAL ENERGY                                                          5,782,837
                                                                  -------------

FINANCIALS 8.4%
   BANKS 2.9%
   Nara Bancorp, Inc.+                                   31,305         556,603
   PrivateBancorp, Inc.                                   9,309         331,121
   UCBH Holdings, Inc.+                                  14,166         253,288
   Wintrust Financial Corp.                               4,600         252,540
   East-West Bancorp, Inc.                                4,934         180,042
                                                                  -------------

TOTAL BANKS                                                           1,573,594
                                                                  -------------

   THRIFTS & MORTGAGE FINANCE 2.5%
   Fremont General Corp.+                                33,100         768,913


--------------------------------------------------------------------------------

SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Flagstar Bancorp, Inc.                                42,315   $     609,336
                                                                  -------------

TOTAL THRIFTS & MORTGAGE FINANCE                                      1,378,249
                                                                  -------------

   INSURANCE 1.6%
   Hilb Rogal & Hobbs Co.                                12,000         462,120
   Philadelphia Consolidated Holding Co.*                 3,940         380,958
                                                                  -------------

TOTAL INSURANCE                                                         843,078
                                                                  -------------

   CONSUMER FINANCE 0.7%
   World Acceptance Corp.*                               13,336         380,076
                                                                  -------------

TOTAL CONSUMER FINANCE                                                  380,076
                                                                  -------------

   CAPITAL MARKETS 0.7%
   Investment Technology Group, Inc.*                    10,100         357,944
                                                                  -------------

TOTAL CAPITAL MARKETS                                                   357,944
                                                                  -------------

TOTAL FINANCIALS                                                      4,532,941
                                                                  -------------

CONSUMER STAPLES 3.1%
   PERSONAL PRODUCTS 1.4%
   USANA Health Sciences, Inc.*+                         11,286         432,931
   NBTY, Inc.*                                           18,100         294,125
                                                                  -------------

TOTAL PERSONAL PRODUCTS                                                 727,056
                                                                  -------------

   BEVERAGES 1.1%
   Hansen Natural Corp.*+                                 7,725         608,807
                                                                  -------------

TOTAL BEVERAGES                                                         608,807
                                                                  -------------

   FOOD PRODUCTS 0.6%
   Delta & Pine Land Co.                                  8,428         193,929
   Peet's Coffee & Tea, Inc.*                             4,663         141,522
                                                                  -------------

TOTAL FOOD PRODUCTS                                                     335,451
                                                                  -------------

TOTAL CONSUMER STAPLES                                                1,671,314
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
MATERIALS 1.4%
   CONSTRUCTION MATERIALS 1.4%
   Headwaters, Inc.*+                                    22,111   $     783,614
                                                                  -------------

TOTAL CONSTRUCTION MATERIALS                                            783,614
                                                                  -------------

TOTAL MATERIALS                                                         783,614
                                                                  -------------

TOTAL COMMON STOCKS
   (Cost $55,911,042)                                                59,536,242
                                                                  -------------

                                                           FACE
                                                         AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.5%
Collateralized by U.S. Treasury Obligations

Credit Suisse First Boston at
   3.45% due 01/03/06                             $      77,785          77,785

Lehman Brothers, Inc. at
   3.40% due 01/03/06                                    28,925          28,925

Morgan Stanley at
   3.30% due 01/03/06                                    59,695          59,695

Bear Stearns Cos., Inc. at
   3.10% due 01/03/06                                    81,403          81,403

Citigroup, Inc. at
   2.90% due 01/03/06                                     5,427           5,427
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $253,235)                                                      253,235
                                                                  -------------

SECURITIES LENDING COLLATERAL 18.8%
Investment in Securities Lending Short Term
   Investment Portfolio Held by U.S. Bank            10,164,546      10,164,546
                                                                  -------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $10,164,546)                                                   10,164,546
                                                                  =============

TOTAL INVESTMENTS 129.1%
   (Cost $66,328,823)                                             $  69,954,023
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (29.1)%                   $ (15,747,948)
                                                                  -------------


--------------------------------------------------------------------------------

SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                                               $  54,206,075

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at December 31, 2005.


--------------------------------------------------------------------------------

MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.7%
CONSUMER DISCRETIONARY 28.9%
   SPECIALTY RETAIL 14.4%
   Chico's FAS, Inc.*+                                   85,470   $   3,754,697
   Aeropostale, Inc.*+                                  123,141       3,238,608
   Abercrombie & Fitch Co. -- Class A+                   36,854       2,402,144
   GameStop Corp. -- Class A*+                           68,600       2,182,852
   Ross Stores, Inc.                                     66,685       1,927,197
   Advance Auto Parts, Inc.*+                            40,777       1,772,169
   Pacific Sunwear of California, Inc.*                  69,660       1,735,927
   Petsmart, Inc.+                                       59,949       1,538,291
   Williams-Sonoma, Inc.*+                               33,795       1,458,254
   American Eagle Outfitters, Inc.+                      50,987       1,171,681
   Urban Outfitters, Inc.*+                              42,137       1,066,488
                                                                  -------------

TOTAL SPECIALTY RETAIL                                               22,248,308
                                                                  -------------

   COMMERCIAL SERVICES & SUPPLIES 5.4%
   ITT Educational Services, Inc.*                       41,709       2,465,419
   Corinthian Colleges, Inc.*                           192,964       2,273,116
   Career Education Corp.*+                              57,893       1,952,152
   Education Management Corp.*                           47,867       1,604,023
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                  8,294,710
                                                                  -------------

   HOUSEHOLD DURABLES 4.0%
   Hovnanian Enterprises, Inc. -- Class A*               41,535       2,061,797
   Ryland Group, Inc.+                                   27,305       1,969,510
   Toll Brothers, Inc.*+                                 34,680       1,201,315
   Harman International Industries, Inc.+                10,035         981,925
                                                                  -------------

TOTAL HOUSEHOLD DURABLES                                              6,214,547
                                                                  -------------

   HOTELS, RESTAURANTS & LEISURE 2.6%
   GTECH Holdings Corp.+                                 45,195       1,434,489
   Cheesecake Factory, Inc.*+                            37,590       1,405,490
   Applebee's International, Inc.                        51,178       1,156,111
                                                                  -------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                   3,996,090
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   TEXTILES & APPAREL 1.1%
   Timberland Co. -- Class A*                            51,866   $   1,688,238
                                                                  -------------

TOTAL TEXTILES & APPAREL                                              1,688,238
                                                                  -------------

   AUTOMOBILES 0.8%
   Thor Industries, Inc.+                                32,283       1,293,580
                                                                  -------------

TOTAL AUTOMOBILES                                                     1,293,580
                                                                  -------------

   MEDIA 0.6%
   Catalina Marketing Corp.+                             33,779         856,298
                                                                  -------------

TOTAL MEDIA                                                             856,298
                                                                  -------------

TOTAL CONSUMER DISCRETIONARY                                         44,591,771
                                                                  -------------

INFORMATION TECHNOLOGY 19.8%
   IT CONSULTING & SERVICES 7.2%
   Cognizant Technology Solutions Corp.*                 58,556       2,948,295
   Anteon International Corp.*                           32,930       1,789,745
   Certegy, Inc.                                         42,287       1,715,161
   CSG Systems International, Inc.*+                     61,703       1,377,211
   DST Systems, Inc.*                                    21,231       1,271,949
   BISYS Group, Inc.*                                    84,000       1,176,840
   Alliance Data Systems Corp.*+                         23,999         854,364
                                                                  -------------

TOTAL IT CONSULTING & SERVICES                                       11,133,565
                                                                  -------------

   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 3.6%
   Cree, Inc.*+                                          86,610       2,186,037
   Silicon Laboratories, Inc.*+                          52,005       1,906,503
   Cabot Microelectronics Corp.*+                        48,300       1,416,639
                                                                  -------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                         5,509,179
                                                                  -------------

   COMPUTERS & PERIPHERALS 3.0%
   Western Digital Corp.*+                              147,480       2,744,603
   Sandisk Corp.*+                                       29,500       1,853,190
                                                                  -------------

TOTAL COMPUTERS & PERIPHERALS                                         4,597,793
                                                                  -------------


--------------------------------------------------------------------------------

MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   SOFTWARE 2.3%
   Macrovision Corp.*                                    57,200   $     956,956
   Jack Henry & Associates, Inc.                         48,168         919,046
   McAfee, Inc.*+                                        23,225         630,094
   Fair Isaac Corp.+                                     12,300         543,291
   Activision, Inc.*+                                    39,024         536,190
                                                                  -------------

TOTAL SOFTWARE                                                        3,585,577
                                                                  -------------

   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.7%
   CDW Corp.+                                            25,472       1,466,423
   Amphenol Corp. -- Class A                             26,213       1,160,187
                                                                  -------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              2,626,610
                                                                  -------------

   COMMUNICATIONS EQUIPMENT 1.6%
   Plantronics, Inc.                                     48,952       1,385,342
   F5 Networks, Inc.*+                                   20,266       1,159,012
                                                                  -------------

TOTAL COMMUNICATIONS EQUIPMENT                                        2,544,354
                                                                  -------------

   OFFICE ELECTRONICS 0.4%
   Zebra Technologies Corp. -- Class A*+                 13,723         588,031
                                                                  -------------

TOTAL OFFICE ELECTRONICS                                                588,031
                                                                  -------------

TOTAL INFORMATION TECHNOLOGY                                         30,585,109
                                                                  -------------

HEALTH CARE 19.1%
   PHARMACEUTICALS 6.7%
   Par Pharmaceutical Cos., Inc.*+                      107,900       3,381,586
   Sepracor, Inc.*+                                      52,537       2,710,909
   IVAX Corp.*                                           70,524       2,209,517
   Barr Pharmaceuticals, Inc.*                           32,118       2,000,630
                                                                  -------------

TOTAL PHARMACEUTICALS                                                10,302,642
                                                                  -------------

   HEALTH CARE EQUIPMENT & SUPPLIES 5.5%
   Cytyc Corp.*+                                         95,228       2,688,286
   Gen-Probe, Inc.*                                      30,756       1,500,585
   DENTSPLY International, Inc.                          22,924       1,230,790
   Intuitive Surgical, Inc.*+                            10,270       1,204,363
   Beckman Coulter, Inc.                                 18,064       1,027,842

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------

   Inamed Corp.*                                          9,212   $     807,708
                                                                  -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                8,459,574
                                                                  -------------

   HEALTH CARE PROVIDERS & SERVICES 4.0%
   Lincare Holdings, Inc.*+                              39,293       1,646,770
   Apria Healthcare Group, Inc.*                         63,557       1,532,359
   Renal Care Group, Inc.*                               24,310       1,150,106
   Community Health Systems, Inc.*+                      25,800         989,172
   LifePoint Hospitals, Inc.*+                           23,886         895,725
                                                                  -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                6,214,132
                                                                  -------------

   BIOTECHNOLOGY 2.9%
   Cephalon, Inc.*+                                      39,250       2,541,045
   Techne Corp.*                                         17,625         989,644
   Invitrogen Corp.*+                                     9,400         626,416
   Martek Biosciences Corp.*+                            17,590         432,890
                                                                  -------------

TOTAL BIOTECHNOLOGY                                                   4,589,995
                                                                  -------------

TOTAL HEALTH CARE                                                    29,566,343
                                                                  -------------

INDUSTRIALS 14.1%
   COMMERCIAL SERVICES & SUPPLIES 4.5%
   Corporate Executive Board Co.                         32,240       2,891,928
   Stericycle, Inc.*+                                    24,461       1,440,264
   Copart, Inc.*+                                        55,207       1,273,073
   Rollins, Inc.                                         42,237         832,491
   ChoicePoint, Inc.*                                    12,121         539,506
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                  6,977,262
                                                                  -------------

   AIRLINES 3.8%
   JetBlue Airways Corp.*+                              189,526       2,914,910
   AirTran Holdings, Inc.+                              179,100       2,870,973
                                                                  -------------

TOTAL AIRLINES                                                        5,785,883
                                                                  -------------

   AIR FREIGHT & COURIERS 1.8%
   Expeditors International Washington, Inc.+            24,624       1,662,366


--------------------------------------------------------------------------------

MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   CH Robinson Worldwide, Inc.                           31,403   $   1,162,853
                                                                  -------------

TOTAL AIR FREIGHT & COURIERS                                          2,825,219
                                                                  -------------

   MACHINERY 1.4%
   Graco, Inc.                                           37,232       1,358,223
   Donaldson Co., Inc.+                                  24,231         770,546
                                                                  -------------

TOTAL MACHINERY                                                       2,128,769
                                                                  -------------

   AEROSPACE & DEFENSE 1.3%
   Alliant Techsystems, Inc.*+                           26,376       2,009,060
                                                                  -------------

TOTAL AEROSPACE & DEFENSE                                             2,009,060
                                                                  -------------

   TRADING COMPANIES & DISTRIBUTORS 0.7%
   Fastenal Co.+                                         27,559       1,080,037
                                                                  -------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                1,080,037
                                                                  -------------

   CONSTRUCTION & ENGINEERING 0.6%
   Jacobs Engineering Group, Inc.*+                      13,480         914,888
                                                                  -------------

TOTAL CONSTRUCTION & ENGINEERING                                        914,888
                                                                  -------------

TOTAL INDUSTRIALS                                                    21,721,118
                                                                  -------------

ENERGY 8.9%
   OIL & GAS 7.7%
   Pogo Producing Co.+                                   43,800       2,181,678
   Newfield Exploration Co.*                             42,700       2,137,989
   Denbury Resources, Inc.*                              83,815       1,909,306
   Western Gas Resources, Inc.                           36,572       1,722,175
   Southwestern Energy Co.*                              30,600       1,099,764
   Plains Exploration & Production Co.*+                 27,038       1,074,220
   Pioneer Natural Resources Co.                         20,100       1,030,527
   Noble Energy, Inc.                                    17,700         713,310
                                                                  -------------

TOTAL OIL & GAS                                                      11,868,969
                                                                  -------------

   ENERGY EQUIPMENT & SERVICES 1.2%
   Patterson-UTI Energy, Inc.                            29,495         971,860

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Grant Prideco, Inc.*+                                 19,160   $     845,339
                                                                  -------------

TOTAL ENERGY EQUIPMENT & SERVICES                                     1,817,199
                                                                  -------------

TOTAL ENERGY                                                         13,686,168
                                                                  -------------

FINANCIALS 8.1%
   CAPITAL MARKETS 4.9%
   Eaton Vance Corp.                                     69,009       1,888,086
   Investors Financial Services Corp.+                   48,151       1,773,401
   SEI Investments Co.                                   46,482       1,719,834
   Waddell & Reed Financial, Inc. -- Class A+            72,438       1,519,025
   Legg Mason, Inc.                                       4,944         591,748
                                                                  -------------

TOTAL CAPITAL MARKETS                                                 7,492,094
                                                                  -------------

   INSURANCE 1.7%
   Brown & Brown, Inc.+                                  87,519       2,672,830
                                                                  -------------

TOTAL INSURANCE                                                       2,672,830
                                                                  -------------

   BANKS 0.8%
   Commerce Bancorp, Inc./NJ+                            33,900       1,166,499
                                                                  -------------

TOTAL BANKS                                                           1,166,499
                                                                  -------------

   THRIFTS & MORTGAGE FINANCE 0.7%
   Radian Group, Inc.+                                   19,700       1,154,223
                                                                  -------------

TOTAL THRIFTS & MORTGAGE FINANCE                                      1,154,223
                                                                  -------------

TOTAL FINANCIALS                                                     12,485,646
                                                                  -------------

CONSUMER STAPLES 0.8%
   HOUSEHOLD PRODUCTS 0.8%
   Energizer Holdings, Inc.*                             15,071         750,385
   Church & Dwight Co., Inc.                             16,036         529,669
                                                                  -------------

TOTAL HOUSEHOLD PRODUCTS                                              1,280,054
                                                                  -------------

TOTAL CONSUMER STAPLES                                                1,280,054
                                                                  -------------

TOTAL COMMON STOCKS
   (Cost $146,938,183)                                              153,916,209
                                                                  -------------


--------------------------------------------------------------------------------

MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                           FACE          MARKET
                                                         AMOUNT           VALUE
-------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 21.9%
Investment in Securities Lending Short Term
   Investment Portfolio Held by U.S. Bank            33,800,332   $  33,800,332
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $33,800,332)                                                   33,800,332
                                                                  =============
TOTAL INVESTMENTS 121.6%
   (Cost $180,738,515)                                            $ 187,716,541
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (21.6)%                   $ (33,375,782)
                                                                  -------------
NET ASSETS - 100.0%                                               $ 154,340,759

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at December 31, 2005.


--------------------------------------------------------------------------------

LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.8%
CONSUMER DISCRETIONARY 29.1%
   SPECIALTY RETAIL 6.5%
   AutoZone, Inc.*+                                      10,592   $     971,816
   TJX Cos., Inc.                                        37,662         874,888
   Bed Bath & Beyond, Inc.*                              20,881         754,848
   Best Buy Co., Inc.+                                   13,727         596,850
   Lowe's Cos., Inc.                                      7,896         526,348
   Home Depot, Inc.+                                     10,967         443,944
   RadioShack Corp.                                      18,074         380,096
   Tiffany & Co.+                                         6,900         264,201
                                                                  -------------

TOTAL SPECIALTY RETAIL                                                4,812,991
                                                                  -------------

   HOUSEHOLD DURABLES 5.3%
   Black & Decker Corp.+                                 10,798         938,994
   Lennar Corp. -- Class A+                              14,500         884,790
   D.R. Horton, Inc.+                                    22,600         807,498
   Centex Corp.+                                         10,100         722,049
   Fortune Brands, Inc.                                   7,373         575,242
                                                                  -------------

TOTAL HOUSEHOLD DURABLES                                              3,928,573
                                                                  -------------

   HOTELS, RESTAURANTS & LEISURE 4.5%
   International Game Technology,
       Inc.+                                             40,177       1,236,648
   Starbucks Corp.*                                      23,906         717,419
   Darden Restaurants, Inc.+                             12,175         473,364
   Yum! Brands, Inc.                                      8,489         397,964
   Wendy's International, Inc.+                           5,800         320,508
   Starwood Hotels & Resorts
       Worldwide, Inc.+                                   3,800         242,668
                                                                  -------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                   3,388,571
                                                                  -------------
   INTERNET & CATALOG RETAIL 2.9%
   Amazon.com, Inc.*+                                    24,970       1,177,336
   eBay, Inc.*+                                          23,188       1,002,881
                                                                  -------------

TOTAL INTERNET & CATALOG RETAIL                                       2,180,217
                                                                  -------------

   COMMERCIAL SERVICES & SUPPLIES 2.3%
   Apollo Group, Inc. -- Class A*+                       15,373         929,452
   H&R Block, Inc.                                       31,135         764,364
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                  1,693,816
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   MEDIA 2.1%
   Clear Channel Communications, Inc.                    14,800   $     465,460
   Omnicom Group, Inc.                                    5,384         458,340
   Dow Jones & Co., Inc.+                                10,516         373,213
   Univision Communications, Inc. --
       Class A*+                                          8,800         258,632
                                                                  -------------

TOTAL MEDIA                                                           1,555,645
                                                                  -------------

   TEXTILES & APPAREL 2.1%
   Coach, Inc.*                                          28,218         940,788
   Liz Claiborne, Inc.+                                   9,800         351,036
   Nike, Inc. -- Class B                                  2,766         240,061
                                                                  -------------

TOTAL TEXTILES & APPAREL                                              1,531,885
                                                                  -------------

   MULTILINE RETAIL 1.5%
   Kohl's Corp.*                                         11,500         558,900
   Sears Holdings Corp.*+                                 2,500         288,825
   Target Corp.                                           4,617         253,796
                                                                  -------------

TOTAL MULTILINE RETAIL                                                1,101,521
                                                                  -------------

   AUTOMOBILES 1.0%
   Harley-Davidson, Inc.+                                14,597         751,600
                                                                  -------------

TOTAL AUTOMOBILES                                                       751,600
                                                                  -------------

   AUTO COMPONENTS 0.9%
   Goodyear Tire & Rubber Co.*+                          40,738         708,026
                                                                  -------------

TOTAL AUTO COMPONENTS                                                   708,026
                                                                  -------------

TOTAL CONSUMER DISCRETIONARY                                         21,652,845
                                                                  -------------

HEALTH CARE 26.2%
   HEALTH CARE PROVIDERS & SERVICES 11.0%
   Express Scripts, Inc.*+                               12,292       1,030,070
   UnitedHealth Group, Inc.                              15,414         957,826
   AmerisourceBergen Corp.+                              20,300         840,420
   Coventry Health Care, Inc.*                           14,300         814,528
   Caremark Rx, Inc.*                                    12,600         652,554
   Humana, Inc.*                                         11,800         641,094
   Manor Care, Inc.+                                     16,000         636,320
   Cardinal Health, Inc.                                  7,700         529,375
   IMS Health, Inc.                                      20,965         522,448


--------------------------------------------------------------------------------

LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Quest Diagnostics, Inc.                                9,555   $     491,891
   Patterson Cos., Inc.*+                                13,400         447,560
   Health Management Associates, Inc.
       -- Class A+                                       20,100         441,396
   Laboratory Corporation of America
       Holdings*+                                         3,500         188,475
                                                                  -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                8,193,957
                                                                  -------------

   HEALTH CARE EQUIPMENT & SUPPLIES 8.8%
   Fisher Scientific International,
       Inc.*+                                            14,100         872,226
   Zimmer Holdings, Inc.*                                12,354         833,154
   Hospira, Inc.*                                        17,791         761,099
   Stryker Corp.                                         16,536         734,695
   Guidant Corp.                                          8,774         568,117
   Biomet, Inc.+                                         13,576         496,474
   St. Jude Medical, Inc.*                                9,775         490,705
   Waters Corp.*                                         12,898         487,544
   Medtronic, Inc.                                        7,767         447,146
   Boston Scientific Corp.*+                             15,251         373,497
   Millipore Corp.*+                                      3,552         234,574
   Becton, Dickinson & Co.                                3,779         227,042
                                                                  -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                6,526,273
                                                                  -------------

   PHARMACEUTICALS 4.8%
   Forest Laboratories, Inc.*+                           23,564         958,583
   King Pharmaceuticals, Inc.*                           35,400         598,968
   Mylan Laboratories, Inc.                              19,800         395,208
   Schering-Plough Corp.                                 18,376         383,140
   Pfizer, Inc.                                          13,600         317,152
   Johnson & Johnson, Inc.                                4,746         285,235
   Wyeth                                                  4,896         225,559
   Eli Lilly & Co.                                        3,887         219,965
   Watson Pharmaceuticals, Inc.*+                         6,600         214,566
                                                                  -------------

TOTAL PHARMACEUTICALS                                                 3,598,376
                                                                  -------------

   BIOTECHNOLOGY 1.6%
   Gilead Sciences, Inc.*                                 6,880         362,094
   Chiron Corp.*+                                         6,800         302,328
   Amgen, Inc.*+                                          3,364         265,285

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Medimmune, Inc.*                                       7,451   $     260,934
                                                                  -------------

TOTAL BIOTECHNOLOGY                                                   1,190,641
                                                                  -------------

TOTAL HEALTH CARE                                                    19,509,247
                                                                  -------------

INFORMATION TECHNOLOGY 13.5%
   SOFTWARE 4.5%
   Adobe Systems, Inc.                                   21,187         783,072
   Citrix Systems, Inc.*+                                16,282         468,596
   Electronic Arts, Inc.*+                                8,751         457,765
   Oracle Corp.*                                         35,594         434,603
   Mercury Interactive Corp.*                            14,253         396,091
   Symantec Corp.*                                       18,033         315,577
   Microsoft Corp.                                       10,263         268,377
   Intuit, Inc.*+                                         4,378         233,347
                                                                  -------------

TOTAL SOFTWARE                                                        3,357,428
                                                                  -------------

   COMPUTERS & PERIPHERALS 3.3%
   Dell, Inc.*                                           22,711         681,103
   QLogic Corp.*                                         17,800         578,678
   Lexmark International, Inc.*+                         10,338         463,452
   Network Appliance, Inc.*+                             16,913         456,651
   International Business Machines
       Corp.+                                             3,224         265,013
                                                                  -------------

TOTAL COMPUTERS & PERIPHERALS                                         2,444,897
                                                                  -------------

   IT CONSULTING & SERVICES 2.1%
   First Data Corp.                                      13,727         590,398
   Affiliated Computer Services, Inc.
       -- Class A*                                        8,800         520,784
   Fiserv, Inc.*+                                        10,100         437,027
                                                                  -------------

TOTAL IT CONSULTING & SERVICES                                        1,548,209
                                                                  -------------

   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.0%
   Nvidia Corp.*+                                        29,772       1,088,464
   Maxim Integrated Products, Inc.+                       6,758         244,910
   Broadcom Corp. -- Class A*                             3,469         163,564
                                                                  -------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                         1,496,938
                                                                  -------------


--------------------------------------------------------------------------------

LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   INTERNET SOFTWARE & SERVICES 1.1%
   Yahoo!, Inc.*+                                        20,337   $     796,804
                                                                  -------------

TOTAL INTERNET SOFTWARE & SERVICES                                      796,804
                                                                  -------------

   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.3%
   Jabil Circuit, Inc.*                                   6,800         252,212
                                                                  -------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                252,212
                                                                  -------------

   COMMUNICATIONS EQUIPMENT 0.2%
   Cisco Systems, Inc.*                                   9,148         156,614
                                                                  -------------

TOTAL COMMUNICATIONS EQUIPMENT                                          156,614
                                                                  -------------

TOTAL INFORMATION TECHNOLOGY                                         10,053,102
                                                                  -------------

FINANCIALS 8.9%
   THRIFTS & MORTGAGE FINANCE 3.3%
   Countrywide Financial Corp.+                          24,700         844,493
   Freddie Mac                                           12,200         797,270
   MGIC Investment Corp.+                                 7,500         493,650
   Golden West Financial Corp.                            5,000         330,000
                                                                  -------------

TOTAL THRIFTS & MORTGAGE FINANCE                                      2,465,413
                                                                  -------------
   CONSUMER FINANCE 2.5%
   Capital One Financial Corp.+                          10,200         881,280
   SLM Corp.+                                            13,741         756,992
   American Express Co.                                   3,527         181,499
                                                                  -------------

TOTAL CONSUMER FINANCE                                                1,819,771
                                                                  -------------

   INSURANCE 1.6%
   Progressive Corp.+                                     6,222         726,605
   Ambac Financial Group, Inc.                            6,000         462,360
                                                                  -------------

TOTAL INSURANCE                                                       1,188,965
                                                                  -------------

   CAPITAL MARKETS 1.5%
   Federated Investors, Inc. -- Class B                  21,540         797,842

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Janus Capital Group, Inc.                             17,400   $     324,162
                                                                  -------------

TOTAL CAPITAL MARKETS                                                 1,122,004
                                                                  -------------

TOTAL FINANCIALS                                                      6,596,153
                                                                  -------------

ENERGY 8.3%
   OIL & GAS 7.6%
   XTO Energy, Inc.                                      28,950       1,272,063
   Devon Energy Corp.                                    15,600         975,624
   Apache Corp.                                          10,500         719,460
   Anadarko Petroleum Corp.                               7,500         710,625
   Burlington Resources, Inc.+                            8,200         706,840
   Valero Energy Corp.+                                  12,400         639,840
   EOG Resources, Inc.+                                   8,298         608,824
                                                                  -------------

TOTAL OIL & GAS                                                       5,633,276
                                                                  -------------

   ENERGY EQUIPMENT & SERVICES 0.7%
   BJ Services Co.                                       10,207         374,291
   Nabors Industries Ltd.*+                               2,500         189,375
                                                                  -------------

TOTAL ENERGY EQUIPMENT & SERVICES                                       563,666
                                                                  -------------

TOTAL ENERGY                                                          6,196,942
                                                                  -------------

CONSUMER STAPLES 8.3%
   FOOD PRODUCTS 2.6%
   General Mills, Inc.+                                  12,795         631,050
   Campbell Soup Co.                                     14,916         444,049
   Kellogg Co.                                            8,431         364,388
   McCormick & Co., Inc.                                  9,270         286,628
   WM Wrigley Jr Co.+                                     3,566         237,103
                                                                  -------------

TOTAL FOOD PRODUCTS                                                   1,963,218
                                                                  -------------

   FOOD & DRUG RETAILING 2.1%
   Sysco Corp.+                                          13,617         422,808
   Wal-Mart Stores, Inc.                                  8,684         406,411
   Walgreen Co.+                                          8,722         386,036
   Whole Foods Market, Inc.                               4,400         340,516
                                                                  -------------

TOTAL FOOD & DRUG RETAILING                                           1,555,771
                                                                  -------------

   HOUSEHOLD PRODUCTS 1.9%
   Colgate-Palmolive Co.                                 10,127         555,466
   Clorox Co.+                                            9,718         552,857


--------------------------------------------------------------------------------

LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
   Procter & Gamble Co.                                   4,563   $     264,106
                                                                  -------------

TOTAL HOUSEHOLD PRODUCTS                                              1,372,429
                                                                  -------------

   BEVERAGES 1.1%
   Anheuser-Busch Cos., Inc.+                            13,876         596,113
   PepsiCo, Inc.                                          3,761         222,200
                                                                  -------------

TOTAL BEVERAGES                                                         818,313
                                                                  -------------

   TOBACCO 0.6%
   UST, Inc.+                                            10,736         438,351
                                                                  -------------

TOTAL TOBACCO                                                           438,351
                                                                  -------------

TOTAL CONSUMER STAPLES                                                6,148,082
                                                                  -------------

INDUSTRIALS 3.5%
   COMMERCIAL SERVICES & SUPPLIES 1.5%
   Cendant Corp.                                         39,700         684,825
   Equifax, Inc.                                          6,240         237,245
   Cintas Corp.                                           5,300         218,254
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                  1,140,324
                                                                  -------------

   AEROSPACE & DEFENSE 1.2%
   L-3 Communications Holdings, Inc.+                     6,300         468,405
   General Dynamics Corp.                                 3,500         399,175
                                                                  -------------

TOTAL AEROSPACE & DEFENSE                                               867,580
                                                                  -------------

   MACHINERY 0.8%
   ITT Industries, Inc.+                                  3,480         357,813
   Danaher Corp.+                                         4,969         277,171
                                                                  -------------

TOTAL MACHINERY                                                         634,984
                                                                  -------------

TOTAL INDUSTRIALS                                                     2,642,888
                                                                  -------------

MATERIALS 2.0%
   CHEMICALS 1.0%
   Ecolab, Inc.                                          12,408         450,038
   Sigma-Aldrich Corp.+                                   4,800         303,792
                                                                  -------------

TOTAL CHEMICALS                                                         753,830
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------

   CONTAINERS & PACKAGING 1.0%
   Ball Corp.                                            18,751   $     744,790
                                                                  -------------

TOTAL CONTAINERS & PACKAGING                                            744,790
                                                                  -------------

TOTAL MATERIALS                                                       1,498,620
                                                                  -------------

TOTAL COMMON STOCKS
   (Cost $73,740,914)                                                74,297,879
                                                                  -------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.9%
Collateralized by U.S. Treasury
Obligations

Credit Suisse First Boston at
   3.45% due 01/03/06                             $     200,179         200,179
Lehman Brothers, Inc. at
   3.40% due 01/03/06                                    74,439          74,439
Morgan Stanley at
   3.30% due 01/03/06                                   153,625         153,625
Bear Stearns Cos., Inc. at
   3.10% due 01/03/06                                   209,489         209,489
Citigroup, Inc. at
   2.90% due 01/03/06                                    13,966          13,966
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $651,698)                                                      651,698
                                                                  -------------

SECURITIES LENDING COLLATERAL 20.9%
Investment in Securities Lending Short Term
   Investment Portfolio Held by U.S. Bank            15,593,803      15,593,803
                                                                  -------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $15,593,803)                                                   15,593,803
                                                                  =============

TOTAL INVESTMENTS 121.6%
   (Cost $89,986,415)                                             $  90,543,380
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (21.6)%                   $ (16,106,705)
                                                                  -------------
NET ASSETS - 100.0%                                               $  74,436,675

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at December 31, 2005


--------------------------------------------------------------------------------

STRENGTHENING DOLLAR FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 88.8%
Collateralized by U.S. Treasury Obligations

Credit Suisse First Boston at
  3.45% due 01/03/06                              $   9,306,120   $   9,306,120
Lehman Brothers, Inc. at
  3.40% due 01/03/06                                    264,583         264,583
Morgan Stanley at
  3.30% due 01/03/06                                    546,036         546,036
Bear Stearns Cos., Inc. at
  3.10% due 01/03/06                                    744,595         744,595
Citigroup, Inc. at
  2.90% due 01/03/06                                     49,640          49,640
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $10,910,974)                                                10,910,974
                                                                  -------------
TOTAL INVESTMENTS 88.8%
   (Cost $10,910,974)                                             $  10,910,974
                                                                  -------------

OTHER ASSETS IN EXCESS OF LIABILITIES - 11.2%                     $   1,377,657
                                                                  -------------
NET ASSETS - 100.0%                                               $  12,288,631

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                      CONTRACTS            LOSS
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
March 2006 U.S. Dollar Index
Futures Contracts
  (Aggregate Market Value of
  Contracts $727,680)                                         8   $        (352)

                                                                     UNREALIZED
                                                          UNITS            GAIN
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT
February 2006 U.S. Dollar
Index Swap, Maturing 02/28/06*
   (Notional Market Value
   $23,780,688)                                         261,349   $     164,873
                                                                  -------------

* Price Return based on U.S. Dollar Index +/- financing at a variable rate.


--------------------------------------------------------------------------------

WEAKENING DOLLAR FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 103.0%
Collateralized by U.S. Treasury Obligations

Credit Suisse First Boston at
  3.45% due 01/03/06                              $  12,450,499   $  12,450,499
Lehman Brothers, Inc. at
  3.40% due 01/03/06                                  2,745,962       2,745,962
Morgan Stanley at
  3.30% due 01/03/06                                  5,667,013       5,667,013
Bear Stearns Cos., Inc. at
  3.10% due 01/03/06                                  7,727,746       7,727,746
Citigroup, Inc. at
  2.90% due 01/03/06                                    515,183         515,183
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $29,106,403)                                                29,106,403
                                                                  -------------

TOTAL INVESTMENTS 103.0%
   (Cost $29,106,403)                                             $  29,106,403
                                                                  -------------

LIABILITIES IN EXCESS OF OTHER
   ASSETS - (3.0)%                                                $    (852,735)
                                                                  -------------
NET ASSETS - 100.0%                                               $  28,253,668

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                          UNITS            LOSS
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
March 2006 U.S. Dollar Index Futures
Contracts
   (Aggregate Market Value of
   Contracts $3,365,520)                                     37   $     (30,168)
                                                                  -------------
EQUITY INDEX SWAP AGREEMENT
February 2006 U.S. Dollar Index
Swap, Maturing 02/28/06*
   (Notional Market Value $53,405,671)                  586,926   $    (520,152)
                                                                  -------------

*     Price Return based on U.S. Dollar Index +/- financing at a variable rate.


--------------------------------------------------------------------------------

CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.8%
FINANCIALS 21.1%
  INSURANCE 10.3%
  American International Group, Inc.                      4,958   $     338,284
  Prudential Financial, Inc.                              3,458         253,091
  Principal Financial Group, Inc.                         4,868         230,889
  Aon Corp.                                               6,238         224,256
  Hartford Financial Services Group, Inc.                 2,557         219,621
  Lincoln National Corp.+                                 3,988         211,484
  St. Paul Travelers Cos., Inc.                           4,538         202,712
  Genworth Financial, Inc. -- Class A                     5,840         201,947
  AFLAC, Inc.                                             4,348         201,834
  Chubb Corp.                                             2,038         199,011
  MetLife, Inc.+                                          3,928         192,472
  UnumProvident Corp.+                                    8,448         192,192
  SAFECO Corp.                                            3,371         190,461
  W.R. Berkley Corp.                                      3,768         179,432
  Assurant, Inc.+                                         4,058         176,482
  Loews Corp.                                             1,850         175,472
  Ohio Casualty Corp.                                     6,120         173,318
  Conseco, Inc.*+                                         7,480         173,312
  Old Republic International Corp.                        6,568         172,476
  ProAssurance Corp.*                                     3,438         167,224
  Phoenix Cos., Inc.+                                    12,217         166,640
  Selective Insurance Group, Inc.                         3,118         165,566
  Argonaut Group, Inc.*                                   5,038         165,095
  Nationwide Financial Services, Inc.                     3,710         163,240
  Protective Life Corp.                                   3,610         158,010
  American Financial Group, Inc./OH+                      4,122         157,914
  Zenith National Insurance Corp.                         3,395         156,577
  LandAmerica Financial Group, Inc.                       2,490         155,376
  AmerUs Group Co.+                                       2,718         154,029
  HCC Insurance Holdings, Inc.+                           5,170         153,446
  American National Insurance Co.                         1,281         149,864
  UICI                                                    4,188         148,716
  Horace Mann Educators Corp.                             7,790         147,698
  Stancorp Financial Group, Inc.                          2,940         146,853
  Safety Insurance Group, Inc.                            3,620         146,139

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Philadelphia Consolidated Holding Co.*                  1,510   $     146,002
  Unitrin, Inc.                                           3,222         145,151
  National Western Life Insurance Co. -- Class A*           700         144,837
  Donegal Group, Inc. -- Class A                          6,188         143,809
  American Physicians Capital, Inc.*                      3,140         143,781
  First Acceptance Corp.*                                13,810         142,105
  Mercury General Corp.+                                  2,367         137,807
  CNA Financial Corp.*                                    4,187         137,041
  United Fire & Casualty Co.                              3,320         134,228
  FPIC Insurance Group, Inc.*                             3,780         131,166
  Great American Financial Resources, Inc.                6,590         130,746
  RLI Corp.                                               2,410         120,187
  CNA Surety Corp.*                                       4,368          63,642
  The Midland Co.                                         1,518          54,709
  Fidelity National Title Group, Inc. -- Class A          2,190          53,326
  Kansas City Life Insurance Co.                            958          47,977
  Universal American Financial Corp.*                     3,070          46,296
  EMC Insurance Group, Inc.                               1,750          34,895
  First American Corp.+                                     673          30,487
  Harleysville Group, Inc.                                1,100          29,150
  Crawford & Co. -- Class B                               4,648          26,772
  James River Group, Inc.*                                  780          15,483
                                                                  -------------

TOTAL INSURANCE                                                       8,470,730
                                                                  -------------

  BANKS 2.8%
  Bank of America Corp.+                                 15,209         701,895
  Wachovia Corp.                                          7,210         381,121
  SunTrust Banks, Inc.                                    2,970         216,097
  BB&T Corp.                                              4,838         202,761
  M&T Bank Corp.                                          1,850         201,742
  Wells Fargo & Co.                                       2,955         185,663
  First Citizens BancShares, Inc. -- Class A                958         167,094
  Gold Banc Corp., Inc.                                   8,507         154,997
  Westcorp                                                  880          58,617
  U.S. Bancorp                                            1,021          30,518
                                                                  -------------

TOTAL BANKS                                                           2,300,505
                                                                  -------------
  CAPITAL MARKETS 2.2%
  Merrill Lynch & Co., Inc.                               4,864         329,439


--------------------------------------------------------------------------------

CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Lehman Brothers Holdings, Inc.+                         1,730   $     221,734
  E*Trade Financial Corp.*+                               9,850         205,471
  Charles Schwab Corp.                                   12,110         177,654
  Calamos Asset Management, Inc. -- Class A               5,108         160,647
  Blackrock, Inc.                                         1,350         146,448
  Capital Southwest Corp.                                 1,530         138,465
  LaBranche & Co., Inc.*+                                13,420         135,676
  American Capital Strategies, Ltd.                       2,790         101,026
  Apollo Investment Corp.                                 3,530          63,293
  Morgan Stanley                                            910          51,633
  Goldman Sachs Group, Inc.                                 220          28,096
                                                                  -------------

TOTAL CAPITAL MARKETS                                                 1,759,582
                                                                  -------------

  THRIFTS & MORTGAGE FINANCE 1.6%
  Washington Mutual, Inc.+                                6,207         270,005
  Radian Group, Inc.+                                     3,080         180,457
  PMI Group, Inc.+                                        4,020         165,101
  Downey Financial Corp.                                  2,301         157,365
  Corus Bankshares, Inc.+                                 2,745         154,461
  ITLA Capital Corp.*                                     2,500         122,125
  Doral Financial Corp.                                   8,577          90,916
  MGIC Investment Corp.+                                  1,380          90,832
  Federal Agricultural Mortgage Corp.                       688          20,592
  R&G Financial Corp. -- Class B                            950          12,540
  Fannie Mae                                                160           7,810
                                                                  -------------

TOTAL THRIFTS & MORTGAGE FINANCE                                      1,272,204
                                                                  -------------

  DIVERSIFIED FINANCIALS 1.5%
  Citigroup, Inc.                                        18,554         900,426
  J.P. Morgan Chase & Co.                                 9,038         358,718
                                                                  -------------

TOTAL DIVERSIFIED FINANCIALS                                          1,259,144
                                                                  -------------

  REAL ESTATE 1.5%
  Highwoods Properties, Inc.                              5,738         163,246
  Criimi MAE, Inc.*                                       7,338         145,292
  LTC Properties, Inc.                                    6,590         138,588
  CBL & Associates Properties, Inc.                       3,420         135,124
  Winston Hotels, Inc.                                   13,510         133,749
  Fieldstone Investment Corp.                            10,995         130,401
  One Liberty Properties, Inc.                            6,968         128,281
  AvalonBay Communities, Inc.                             1,150         102,637

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Vornado Realty Trust+                                   1,008   $      84,138
  MFA Mortgage Investments, Inc.                          7,110          40,527
  BioMed Realty Trust, Inc.                               1,050          25,620
  CB Richard Ellis Group, Inc. -- Class A*                  240          14,124
                                                                  -------------

TOTAL REAL ESTATE                                                     1,241,727
                                                                  -------------

  CONSUMER FINANCE 1.2%
  Capital One Financial Corp.                             2,510         216,864
  AmeriCredit Corp.*+                                     6,655         170,568
  United PanAm Financial Corp.*                           6,145         158,971
  Nelnet, Inc. -- Class A*                                3,570         145,227
  Asta Funding, Inc.+                                     4,588         125,436
  Cash America International, Inc.                        4,600         106,674
  WFS Financial, Inc.*                                      660          50,259
  American Express Co.                                      720          37,051
                                                                  -------------

TOTAL CONSUMER FINANCE                                                1,011,050
                                                                  -------------

TOTAL FINANCIALS                                                     17,314,942
                                                                  -------------

INFORMATION TECHNOLOGY 16.6%
  COMPUTERS & PERIPHERALS 3.6%
  Hewlett-Packard Co.                                    13,355         382,354
  Apple Computer, Inc.*                                   4,418         317,610
  International Business Machines Corp.+                  3,440         282,768
  EMC Corp./MA*                                          17,124         233,229
  NCR Corp.*                                              5,698         193,390
  Imation Corp.                                           3,918         180,502
  Intergraph Corp.*+                                      3,418         170,250
  Emulex Corp.*+                                          8,577         169,739
  Komag, Inc.*+                                           4,760         164,981
  QLogic Corp.*+                                          4,888         158,909
  Advanced Digital Information Corp.*+                   14,780         144,696
  Sandisk Corp.*+                                         2,078         130,540
  Brocade Communications Systems, Inc.*+                 30,741         125,116
  Western Digital Corp.*                                  5,688         105,854
  Dell, Inc.*                                             2,908          87,211
  Synaptics, Inc.*                                        2,630          65,014
  Palm, Inc.*+                                            1,280          40,704
                                                                  -------------

TOTAL COMPUTERS & PERIPHERALS                                         2,952,867
                                                                  -------------


--------------------------------------------------------------------------------

CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 3.5%
  Intel Corp.                                            23,841   $     595,071
  Texas Instruments, Inc.                                 9,269         297,257
  Freescale Semiconductor, Inc. -- Class B*               8,326         209,565
  National Semiconductor Corp.+                           7,877         204,644
  Lam Research Corp.*                                     4,685         167,161
  Silicon Image, Inc.*                                   15,740         142,447
  Novellus Systems, Inc.*+                                5,898         142,260
  IXYS Corp.*                                            12,060         140,981
  Cirrus Logic, Inc.*                                    20,090         134,201
  Genesis Microchip, Inc.*                                7,028         127,137
  Diodes, Inc.*                                           3,938         122,275
  LSI Logic Corp.*+                                      14,457         115,656
  Photronics, Inc.*+                                      7,191         108,296
  Skyworks Solutions, Inc.*                              20,851         106,132
  OmniVision Technologies, Inc.*                          5,257         104,930
  Nvidia Corp.*                                           2,738         100,101
  Sigmatel, Inc.*                                         4,108          53,815
  Applied Materials, Inc.                                 1,390          24,937
  MEMC Electronic Materials, Inc.*                          213           4,722
  ADE Corp.*                                                 80           1,925
                                                                  -------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                         2,903,513
                                                                  -------------

  SOFTWARE 3.0%
  Microsoft Corp.                                        23,000         601,450
  Micromuse, Inc.*                                       19,315         191,025
  Computer Associates International, Inc.+                6,218         175,285
  MicroStrategy, Inc. -- Class A*+                        2,110         174,581
  Macrovision Corp.*                                     10,297         172,269
  Compuware Corp.*                                       18,534         166,250
  Serena Software, Inc.*+                                 6,570         154,001
  Fair Isaac Corp.                                        3,340         147,528
  Lawson Software, Inc.*+                                19,584         143,942
  Pegasystems, Inc.*                                     19,615         143,386
  Sybase, Inc.*+                                          6,520         142,527
  Internet Security Systems, Inc.*                        6,087         127,523
  Secure Computing Corp.*                                 4,968          60,908
  RSA Security, Inc.*+                                    2,960          33,241
  MRO Software, Inc.*                                     2,260          31,730
  TIBCO Software, Inc.*                                   3,880          28,984

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Oracle Corp.*                                           1,230   $      15,018
                                                                  -------------

TOTAL SOFTWARE                                                        2,509,648
                                                                  -------------

  IT CONSULTING & SERVICES 2.4%
  First Data Corp.                                        5,506         236,813
  Affiliated Computer Services, Inc. -- Class A*          3,458         204,645
  Fiserv, Inc.*+                                          4,378         189,436
  MPS Group, Inc.*+                                      13,287         181,633
  Ceridian Corp.*                                         7,230         179,666
  Sabre Holdings Corp.                                    7,230         174,315
  CACI International, Inc. -- Class A*                    2,780         159,517
  BISYS Group, Inc.*                                      9,840         137,858
  Forrester Research, Inc.*                               6,808         127,650
  Automatic Data Processing, Inc.                         2,220         101,876
  Sykes Enterprises, Inc.*                                6,438          86,076
  infoUSA, Inc. -- Class B                                7,780          85,035
  Global Payments, Inc.                                   1,290          60,127
  Covansys Corp.*                                         2,090          28,445
  Infocrossing, Inc.*+                                    3,080          26,519
                                                                  -------------

TOTAL IT CONSULTING & SERVICES                                        1,979,611
                                                                  -------------

  COMMUNICATIONS EQUIPMENT 1.9%
  Motorola, Inc.                                         13,037         294,506
  Cisco Systems, Inc.*                                   12,793         219,016
  Belden CDT, Inc.+                                       7,008         171,206
  Ixia*                                                  11,285         166,792
  Juniper Networks, Inc.*+                                7,298         162,745
  Andrew Corp.*                                          13,800         148,074
  Polycom, Inc.*                                          6,407          98,027
  Qualcomm, Inc.                                          2,020          87,022
  Scientific-Atlanta, Inc.                                1,970          84,848
  Avaya, Inc.*                                            7,878          84,058
  Foundry Networks, Inc.*+                                3,640          50,268
  Digi International, Inc.*+                              2,110          22,134
  ADTRAN, Inc.+                                             220           6,543
                                                                  -------------

TOTAL COMMUNICATIONS EQUIPMENT                                        1,595,239
                                                                  -------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.1%
  Jabil Circuit, Inc.*+                                   5,358         198,728
  Arrow Electronics, Inc.*                                5,293         169,535
  Solectron Corp.*                                       45,275         165,706
  Coherent, Inc.*                                         4,968         147,450


--------------------------------------------------------------------------------

CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Dolby Laboratories, Inc. -- Class A*                    8,310   $     141,686
  MTS Systems Corp.                                       1,420          49,189
                                                                  -------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                872,294
                                                                  -------------

  INTERNET SOFTWARE & SERVICES 0.9%
  Digital River, Inc.*+                                   5,810         172,790
  ValueClick, Inc.*+                                      9,427         170,723
  Sonicwall, Inc.*                                       19,750         156,420
  United Online, Inc.                                     6,900          98,118
  Google, Inc. -- Class A*+                                 110          45,635
  EarthLink, Inc.*                                        3,738          41,529
  Digital Insight Corp.*                                    970          31,059
  Yahoo!, Inc.*+                                            330          12,929
                                                                  -------------

TOTAL INTERNET SOFTWARE & SERVICES                                      729,203
                                                                  -------------

  OFFICE ELECTRONICS 0.2%
  Xerox Corp.*                                            9,737         142,647
                                                                  -------------

TOTAL OFFICE ELECTRONICS                                                142,647
                                                                  -------------

TOTAL INFORMATION TECHNOLOGY                                         13,685,022
                                                                  -------------

CONSUMER DISCRETIONARY 14.4%
  MEDIA 3.5%
  Time Warner, Inc.                                      21,452         374,123
  The Walt Disney Co.+                                   11,762         281,935
  News Corp. -- Class A                                  15,800         245,690
  McGraw-Hill Cos., Inc.                                  3,706         191,341
  Omnicom Group, Inc.                                     2,180         185,583
  Lamar Advertising Co.*                                  3,570         164,720
  EW Scripps Co. -- Class A                               3,390         162,788
  World Wrestling Entertainment, Inc.                    10,807         158,647
  Sinclair Broadcast Group, Inc. -- Class A+             16,245         149,454
  Belo Corp. -- Class A+                                  6,910         147,943
  John Wiley & Sons, Inc. -- Class A                      3,678         143,589
  McClatchy Co. -- Class A                                2,230         131,793
  Cox Radio Inc. -- Class A*                              9,008         126,833
  Salem Communications Corp. /DE -- Class A*              6,957         121,678
  Playboy Enterprises, Inc. -- Class B*+                  5,878          81,645
  Morningstar, Inc.*                                      1,990          68,933
  Journal Communications, Inc. -- Class A                 4,428          61,771

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Comcast Corp. -- Class A*+                              1,080   $      28,037
  DreamWorks Animation SKG, Inc. -- Class A*              1,050          25,788
  Viacom, Inc. -- Class B*                                  240           7,824
                                                                  -------------

TOTAL MEDIA                                                           2,860,115
                                                                  -------------

  SPECIALTY RETAIL 3.2%
  Lowe's Cos., Inc.                                       4,348         289,838
  Dress Barn, Inc.*+                                      5,290         204,247
  Payless Shoesource, Inc.*                               7,530         189,003
  Staples, Inc.                                           8,280         188,039
  AutoNation, Inc.*                                       8,078         175,535
  Claire's Stores, Inc.                                   5,470         159,833
  Barnes & Noble, Inc.                                    3,738         159,500
  Group 1 Automotive, Inc.*                               4,930         154,950
  American Eagle Outfitters, Inc.+                        6,688         153,690
  Home Depot, Inc.                                        3,320         134,394
  Talbots, Inc.+                                          4,500         125,190
  Escala Group, Inc.*+                                    5,698         115,555
  Best Buy Co., Inc.+                                     2,400         104,352
  Rent-A-Center, Inc.*                                    5,470         103,164
  Too, Inc.*                                              3,300          93,093
  Sports Authority, Inc.*                                 2,270          70,665
  Guess ?, Inc.*+                                         1,680          59,808
  Pacific Sunwear of California, Inc.*                    2,300          57,316
  Genesco, Inc.*                                          1,180          45,772
  Stein Mart, Inc.                                        1,750          31,763
  Syms Corp.                                              2,138          30,873
  Charming Shoppes, Inc.*                                   340           4,488
                                                                  -------------

TOTAL SPECIALTY RETAIL                                                2,651,068
                                                                  -------------

  HOUSEHOLD DURABLES 2.0%
  NVR, Inc.*                                                295         207,090
  Lennar Corp. -- Class A+                                3,250         198,315
  Pulte Homes, Inc.                                       4,808         189,243
  Black & Decker Corp.+                                   2,087         181,485
  Mohawk Industries, Inc.*                                1,980         172,220
  Toll Brothers, Inc.*+                                   4,634         160,522
  Hovnanian Enterprises, Inc. -- Class A*                 2,898         143,857
  Meritage Homes Corp.*                                   2,200         138,424
  Ryland Group, Inc.+                                     1,640         118,293
  Stanley Furniture Co.                                   4,548         105,423
  Newell Rubbermaid, Inc.                                 1,090          25,920
  Standard-Pacific Corp.                                    330          12,144


--------------------------------------------------------------------------------

CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  William Lyon Homes, Inc.*                                 100   $      10,090
                                                                  -------------


TOTAL HOUSEHOLD DURABLES                                              1,663,026
                                                                  -------------

  TEXTILES & APPAREL 1.8%
  Nike, Inc. -- Class B                                   2,070         179,655
  Polo Ralph Lauren Corp.+                                2,930         164,490
  Reebok International Ltd.                               2,740         159,550
  Steven Madden, Ltd.*                                    5,308         155,153
  Phillips-Van Heusen Corp.                               4,740         153,576
  Columbia Sportswear Co.*+                               2,908         138,799
  K-Swiss, Inc. -- Class A                                4,258         138,130
  Skechers U.S.A., Inc. -- Class A*                       8,750         134,050
  Jones Apparel Group, Inc.                               4,248         130,499
  Unifirst Corp./MA                                       3,270         101,697
                                                                  -------------

TOTAL TEXTILES & APPAREL                                              1,455,599
                                                                  -------------

  HOTELS, RESTAURANTS & LEISURE 1.7%
  McDonald's Corp.                                        7,708         259,914
  Darden Restaurants, Inc.+                               5,000         194,400
  Yum! Brands, Inc.                                       3,708         173,831
  Brinker International, Inc.                             4,160         160,825
  Landry's Restaurants, Inc.                              5,370         143,433
  Dover Motorsports, Inc.                                22,454         137,194
  Dover Downs Gaming & Entertainment, Inc.                7,878         111,474
  GTECH Holdings Corp.                                    2,558          81,191
  Bluegreen Corp.*                                        3,438          54,320
  Luby's, Inc.*                                           1,640          21,812
  Multimedia Games, Inc.*+                                1,210          11,192
  Krispy Kreme Doughnuts, Inc.*+                          1,390           7,979
                                                                  -------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                   1,357,565
                                                                  -------------

  MULTILINE RETAIL 0.6%
  Federated Department Stores, Inc.                       4,139         274,540
  Nordstrom, Inc.                                         2,688         100,531
  Saks, Inc.*+                                            4,240          71,486
  Sears Holdings Corp.*+                                    440          50,833
  Target Corp.                                              419          23,033
                                                                  -------------

TOTAL MULTILINE RETAIL                                                  520,423
                                                                  -------------

  INTERNET & CATALOG RETAIL 0.4%
  Priceline.com, Inc.*                                    6,348         141,687

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Systemax, Inc.*                                        17,080   $     106,579
  Blair Corp.                                             2,520          98,129
  eBay, Inc.*+                                              330          14,273
                                                                  -------------

TOTAL INTERNET & CATALOG RETAIL                                         360,668
                                                                  -------------

  AUTO COMPONENTS 0.4%
  Goodyear Tire & Rubber Co.*+                            9,347         162,451
  Aftermarket Technology Corp.*                           7,398         143,817
  Modine Manufacturing Co.                                  610          19,880
                                                                  -------------

TOTAL AUTO COMPONENTS                                                   326,148
                                                                  -------------

  LEISURE EQUIPMENT & PRODUCTS 0.3%
  Brunswick Corp.                                         3,199         130,071
  RC2 Corp.*                                              3,270         116,150
  Jakks Pacific, Inc.*+                                   1,190          24,919
                                                                  -------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                      271,140
                                                                  -------------

  HEALTH CARE PROVIDERS & SERVICES 0.3%
  Alderwoods Group, Inc.*                                 9,117         144,687

  Stewart Enterprises, Inc. -- Class A                   16,435          88,913
                                                                  -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                  233,600
                                                                  -------------

  COMMERCIAL SERVICES & SUPPLIES 0.2%
  Career Education Corp.*+                                4,468         150,661
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    150,661
                                                                  -------------

  DISTRIBUTORS 0.0%
  Building Material Holding Corp.                           490          33,423
                                                                  -------------

TOTAL DISTRIBUTORS                                                       33,423
                                                                  -------------

TOTAL CONSUMER DISCRETIONARY                                         11,883,436
                                                                  -------------

HEALTH CARE 13.0%
  HEALTH CARE PROVIDERS & SERVICES 5.6%
  UnitedHealth Group, Inc.                                6,130         380,918
  WellPoint, Inc.*                                        4,702         375,154


--------------------------------------------------------------------------------

CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  McKesson Corp.                                          4,970   $     256,402
  CIGNA Corp.                                             2,110         235,687
  Cardinal Health, Inc.                                   3,400         233,750
  Aetna, Inc.                                             2,358         222,383
  Express Scripts, Inc.*                                  2,618         219,388
  Caremark Rx, Inc.*                                      4,095         212,080
  Humana, Inc.*+                                          3,720         202,108
  HCA, Inc.                                               3,998         201,899
  Medco Health Solutions, Inc.*                           3,481         194,240
  Coventry Health Care, Inc.*                             3,400         193,664
  Manor Care, Inc.+                                       4,048         160,989
  Lincare Holdings, Inc.*                                 3,728         156,240
  NDCHealth Corp.*                                        8,120         156,148
  Health Tronics Surgical Services, Inc.*                19,954         152,648
  Sierra Health Services, Inc.*                           1,860         148,726
  Allied Healthcare International, Inc.*                 24,080         147,851
  Triad Hospitals, Inc.*                                  3,744         146,877
  United Surgical Partners International, Inc.*           4,460         143,389
  PRA International*                                      4,797         135,035
  Vital Images, Inc.*                                     4,078         106,640
  The Trizetto Group, Inc.*                               3,118          52,975
  Ventiv Health, Inc.*                                    2,100          49,602
  Matria Healthcare, Inc.*                                  910          35,272
  Medcath Corp.*                                          1,690          31,349
  American Retirement Corp.*+                               790          19,853
  Henry Schein, Inc.*                                       440          19,202
                                                                  -------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                4,590,469
                                                                  -------------

  PHARMACEUTICALS 4.0%
  Pfizer, Inc.                                           26,800         624,976
  Johnson & Johnson, Inc.                                 6,723         404,052
  Merck & Co., Inc.                                      11,151         354,713
  Abbott Laboratories                                     8,178         322,459
  Barr Pharmaceuticals, Inc.*                             3,010         187,493
  King Pharmaceuticals, Inc.*                            10,617         179,640
  Medicis Pharmaceutical Corp. -- Class A+                5,590         179,160
  Alpharma, Inc. -- Class A                               5,958         169,863
  Endo Pharmaceuticals Holdings, Inc.*                    4,918         148,819
  Watson Pharmaceuticals, Inc.*                           4,398         142,979
  Hi-Tech Pharmacal Co., Inc.*                            3,060         135,527
  Kos Pharmaceuticals, Inc.*                              1,952         100,977
  First Horizon Pharmaceutical Corp.*+                    4,328          74,658
  Andrx Corp.*                                            4,000          65,880

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Connetics Corp.*+                                       3,840   $      55,488
  CNS, Inc.                                               1,940          42,505
  Wyeth                                                     830          38,238
  Bentley Pharmaceuticals, Inc.*+                         2,058          33,772
  Eli Lilly & Co.                                           270          15,279
                                                                  -------------

TOTAL PHARMACEUTICALS                                                 3,276,478
                                                                  -------------

  HEALTH CARE EQUIPMENT & SUPPLIES 2.4%
  Fisher Scientific International, Inc.*                  3,070         189,910
  Bio--Rad Laboratories, Inc. -- Class A*                 2,740         179,305
  Thoratec Corp.*                                         8,178         169,203
  PerkinElmer, Inc.                                       7,140         168,218
  ICU Medical, Inc.*                                      4,160         163,113
  DJ Orthopedics, Inc.*                                   4,968         137,017
  Dade Behring Holdings, Inc.                             2,630         107,541
  Orasure Technologies, Inc.*                             9,667          85,263
  West Pharmaceutical Services, Inc.                      3,270          81,848
  Intuitive Surgical, Inc.*                                 670          78,571
  Molecular Devices Corp.*                                2,520          72,904
  Medtronic, Inc.                                         1,256          72,308
  Angiodynamics, Inc.*                                    2,630          67,144
  Cantel Medical Corp.*                                   3,738          67,060
  TriPath Imaging, Inc.*                                 10,497          63,402
  Haemonetics Corp./MA*                                   1,090          53,257
  Hologic, Inc.*                                          1,360          51,571
  Integra LifeSciences Holdings Corp.*                    1,310          46,453
  Palomar Medical Technologies, Inc.*+                      940          32,938
  Immucor, Inc.*                                          1,060          24,762
  Greatbatch, Inc.*                                         870          22,629
  Mentor Corp.                                              480          22,118
  Vital Signs, Inc.                                         424          18,156
  Steris Corp.                                              110           2,752
                                                                  -------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                1,977,443
                                                                  -------------

  BIOTECHNOLOGY 1.0%
  Amgen, Inc.*+                                           5,418         427,263
  Pharmion Corp.*+                                        8,589         152,626
  Albany Molecular Research, Inc.*+                      10,277         124,866
  United Therapeutics Corp.*                              1,508         104,233


--------------------------------------------------------------------------------

CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Savient Pharmaceuticals, Inc.*                          1,570   $       5,872
                                                                  -------------

TOTAL BIOTECHNOLOGY                                                     814,860
                                                                  -------------

TOTAL HEALTH CARE                                                    10,659,250
                                                                  -------------

INDUSTRIALS 11.4%
  MACHINERY 2.0%
  Illinois Tool Works, Inc.                               2,290         201,497
  Cummins, Inc.                                           1,960         175,871
  Timken Co.                                              5,038         161,317
  Terex Corp.*                                            2,633         156,400
  Albany International Corp. -- Class A                   4,218         152,523
  Accuride Corp.*                                        11,387         146,892
  Commercial Vehicle Group, Inc.*                         7,038         132,174
  Parker Hannifin Corp.                                   1,967         129,743
  Circor International, Inc.                              3,640          93,402
  Barnes Group, Inc.                                      2,740          90,420
  Kaydon Corp.+                                           2,410          77,457
  Watts Industries, Inc. -- Class A                       1,860          56,339
  Cascade Corp.                                             910          42,688
  JLG Industries, Inc.+                                     710          32,419
  Titan International, Inc.                               1,610          27,773
                                                                  -------------

TOTAL MACHINERY                                                       1,676,915
                                                                  -------------

  COMMERCIAL SERVICES & SUPPLIES 1.8%
  Waste Management, Inc.                                  6,278         190,537
  United Stationers, Inc.*                                3,540         171,690
  Adesa, Inc.                                             6,578         160,635
  Steelcase, Inc. -- Class A                              9,877         156,353
  West Corp.*                                             3,448         145,333
  Sourcecorp, Inc.*                                       5,810         139,324
  CBIZ, Inc.*                                            23,010         138,520
  Labor Ready, Inc.*                                      6,368         132,582
  Kforce.Com*                                            11,177         124,735
  John H. Harland Co.                                     2,378          89,413
  Spherion Corp.*                                         6,028          60,340
                                                                  -------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                  1,509,462
                                                                  -------------

  AEROSPACE & DEFENSE 1.7%
  Lockheed Martin Corp.                                   3,413         217,169
  Northrop Grumman Corp.                                  3,536         212,549
  General Dynamics Corp.                                  1,750         199,588
  Raytheon Co.                                            4,929         197,899

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Precision Castparts Corp.+                              3,676   $     190,454
  Alliant Techsystems, Inc.*+                             2,120         161,480
  Esterline Technologies Corp.*                           3,968         147,570
  Boeing Co.                                                580          40,739
  United Technologies Corp.                                 570          31,869
  Innovative Solutions & Support, Inc.*                     540           6,901
                                                                  -------------

TOTAL AEROSPACE & DEFENSE                                             1,406,218
                                                                  -------------

  INDUSTRIAL CONGLOMERATES 1.4%
  General Electric Co.                                   28,259         990,478
  Teleflex, Inc.                                          2,320         150,754
  3M Co.                                                    610          47,275
                                                                  -------------

TOTAL INDUSTRIAL CONGLOMERATES                                        1,188,507
                                                                  -------------

  ELECTRICAL EQUIPMENT 1.2%
  Woodward Governor Co.                                   1,900         163,419
  Thomas & Betts Corp.*                                   3,828         160,623
  A.O. Smith Corp.                                        4,218         148,052
  Preformed Line Products Co.                             3,050         130,509
  Vicor Corp.                                             7,800         123,318
  LSI Industries, Inc.                                    7,840         122,774
  Global Power Equipment Group, Inc.*                    14,130          63,868
  LaBarge, Inc.*                                          2,930          42,104
                                                                  -------------

TOTAL ELECTRICAL EQUIPMENT                                              954,667
                                                                  -------------

  ROAD & RAIL 1.1%
  Norfolk Southern Corp.                                  6,285         281,756
  Burlington Northern Santa Fe Corp.                      3,284         232,573
  CSX Corp.                                               4,492         228,059
  RailAmerica, Inc.*                                     13,110         144,079
  Yellow Roadway Corp.*+                                    600          26,766
                                                                  -------------

TOTAL ROAD & RAIL                                                       913,233
                                                                  -------------

  BUILDING PRODUCTS 0.7%
  USG Corp.*+                                             2,440         158,600
  ElkCorp                                                 4,548         153,086
  Water Pik Technologies, Inc.*                           6,957         149,367
  Universal Forest Products, Inc.                         1,540          85,085
                                                                  -------------

TOTAL BUILDING PRODUCTS                                                 546,138
                                                                  -------------


--------------------------------------------------------------------------------

CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  AIRLINES 0.7%
  Southwest Airlines Co.+                                14,391   $     236,444
  Continental Airlines, Inc. -- Class B*+                10,797         229,976
  Mesa Air Group, Inc.*+                                  7,337          76,745
                                                                  -------------

TOTAL AIRLINES                                                          543,165
                                                                  -------------

  AIR FREIGHT & COURIERS 0.4%
  United Parcel Service, Inc. -- Class B                  2,908         218,536
  HUB Group, Inc. -- Class A*                             3,030         107,111
                                                                  -------------

TOTAL AIR FREIGHT & COURIERS                                            325,647
                                                                  -------------

  CONSTRUCTION & ENGINEERING 0.3%
  EMCOR Group, Inc.*                                      2,260         152,618
  Shaw Group, Inc.*                                       1,880          54,689
                                                                  -------------

TOTAL CONSTRUCTION & ENGINEERING                                        207,307
                                                                  -------------

  TRADING COMPANIES & DISTRIBUTORS 0.1%
  Applied Industrial Technologies, Inc.                   1,810          60,979
  Watsco, Inc.                                              310          18,541
  MSC Industrial Direct Co. -- Class A                      440          17,697
                                                                  -------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                   97,217
                                                                  -------------

TOTAL INDUSTRIALS                                                     9,368,476
                                                                  -------------
ENERGY 7.6%
  OIL & GAS 5.7%
  Exxon Mobil Corp.                                      17,030         956,575
  ConocoPhillips+                                         6,347         369,268
  Chevron Corp.                                           4,458         253,081
  Occidental Petroleum Corp.+                             3,002         239,800
  Valero Energy Corp.                                     4,430         228,588
  Devon Energy Corp.                                      3,532         220,891
  Kerr-McGee Corp.                                        2,378         216,065
  Sunoco, Inc.+                                           2,698         211,469
  Burlington Resources, Inc.+                             2,173         187,313
  Tesoro Corp.                                            2,850         175,418
  Swift Energy Co.*                                       3,630         163,604
  Frontier Oil Corp.                                      4,358         163,556
  Marathon Oil Corp.                                      2,510         153,035
  Pogo Producing Co.+                                     3,020         150,426

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Vintage Petroleum, Inc.                                 2,640   $     140,791
  Callon Petroleum Co.*                                   7,537         133,028
  W&T Offshore, Inc.                                      4,418         129,889
  Giant Industries, Inc.*                                 1,940         100,802
  Forest Oil Corp.*                                       2,190          99,798
  EOG Resources, Inc.                                     1,200          88,044
  Overseas Shipholding Group, Inc.                        1,163          58,604
  St. Mary Land & Exploration Co.                         1,310          48,221
  Amerada Hess Corp.                                        340          43,119
  Newfield Exploration Co.*                                 700          35,049
  Harvest Natural Resources, Inc.*                        3,928          34,881
  Holly Corp.                                               370          21,782
  Noble Energy, Inc.                                        440          17,732
  Petroleum Development Corp.*                              403          13,436
  Foundation Coal Holdings, Inc.                            330          12,540
  Remington Oil & Gas Corp.*                                110           4,015
                                                                  -------------

TOTAL OIL & GAS                                                       4,670,820
                                                                  -------------

  ENERGY EQUIPMENT & SERVICES 1.9%
  Lone Star Technologies, Inc.*                           3,542         182,980
  Pride International, Inc.*                              5,688         174,906
  Grey Wolf, Inc.*                                       22,390         173,075
  Helmerich & Payne, Inc.                                 2,688         166,414
  Tidewater, Inc.+                                        3,480         154,721
  GulfMark Offshore, Inc.*                                4,488         132,935
  Patterson-UTI Energy, Inc.                              3,938         129,757
  NS Group, Inc.*                                         3,020         126,266
  Veritas DGC, Inc.*+                                     3,270         116,052
  Rowan Cos., Inc.                                        1,660          59,162
  Hydril*+                                                  940          58,844
  Global Industries, Ltd.*                                3,758          42,653
  Superior Energy Services*+                              1,730          36,416
  Lufkin Industries, Inc.                                   240          11,969
  Todco -- Class A*+                                        110           4,187
                                                                  -------------

TOTAL ENERGY EQUIPMENT & SERVICES                                     1,570,337
                                                                  -------------

TOTAL ENERGY                                                          6,241,157
                                                                  -------------

CONSUMER STAPLES 5.6%
  FOOD PRODUCTS 1.9%
  General Mills, Inc.                                     3,730         183,964
  Dean Foods Co.*                                         4,748         178,810
  Tyson Foods, Inc. -- Class A                           10,140         173,394


--------------------------------------------------------------------------------

CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Kellogg Co.                                             3,830   $     165,533
  Del Monte Foods Co.*                                   15,265         159,214
  Pilgrim's Pride Corp.                                   4,450         147,562
  Kraft Foods, Inc. -- Class A                            5,050         142,107
  M&F Worldwide Corp.*                                    8,448         137,871
  Seaboard Corp.+                                            85         128,435
  Chiquita Brands International, Inc.                     5,608         112,216
  Corn Products International, Inc.                       1,310          31,296
  Maui Land & Pineapple Co., Inc.*                          250           8,482
                                                                  -------------

TOTAL FOOD PRODUCTS                                                   1,568,884
                                                                  -------------

  TOBACCO 1.1%
  Altria Group, Inc.                                      8,130         607,474
  Loews Corp. - Carolina Group                            3,658         160,915
  Reynolds American, Inc.                                 1,680         160,154
                                                                  -------------

TOTAL TOBACCO                                                           928,543
                                                                  -------------

  HOUSEHOLD PRODUCTS 1.0%
  Procter & Gamble Co.                                    7,821         452,679
  Kimberly-Clark Corp.                                    3,563         212,533
  Energizer Holdings, Inc.*+                              2,706         134,732
  Central Garden and Pet Co.*                               616          28,299
                                                                  -------------

TOTAL HOUSEHOLD PRODUCTS                                                828,243
                                                                  -------------

  BEVERAGES 0.9%
  Coca-Cola Co.                                           9,469         381,696
  Brown-Forman Corp. -- Class B                           2,410         167,061
  PepsiCo, Inc.                                           2,800         165,424
                                                                  -------------

TOTAL BEVERAGES                                                         714,181
                                                                  -------------

  FOOD & DRUG RETAILING 0.7%
  Wal-Mart Stores, Inc.                                   4,828         225,950
  Costco Wholesale Corp.+                                 4,170         206,290
  Longs Drug Stores Corp.                                 2,745          99,891
  Sysco Corp.+                                              440          13,662
  Walgreen Co.                                              154           6,816
                                                                  -------------

TOTAL FOOD & DRUG RETAILING                                             552,609
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  PERSONAL PRODUCTS 0.0%
  Playtex Products, Inc.*                                   240   $       3,281
                                                                  -------------

TOTAL PERSONAL PRODUCTS                                                   3,281
                                                                  -------------

TOTAL CONSUMER STAPLES                                                4,595,741
                                                                  -------------

MATERIALS 4.3%
  CHEMICALS 1.7%
  Dow Chemical Co.                                        5,860         256,785
  Monsanto Co.+                                           2,618         202,974
  Air Products & Chemicals, Inc.                          2,950         174,610
  Ashland, Inc.+                                          2,918         168,952
  Lubrizol Corp.                                          3,828         166,250
  CF Industries Holdings, Inc.                            9,827         149,862
  Lyondell Chemical Co.+                                  6,130         146,017
  Cytec Industries, Inc.                                  1,748          83,257
  Terra Industries, Inc.*                                   260           1,456
                                                                  -------------

TOTAL CHEMICALS                                                       1,350,163
                                                                  -------------

  METALS & MINING 1.4%
  Phelps Dodge Corp.                                      1,760         253,211
  Nucor Corp.+                                            3,320         221,511
  Freeport-McMoRan Copper & Gold, Inc. -- Class B+        3,988         214,555
  Roanoke Electric Steel Corp.                            6,348         149,813
  Carpenter Technology Corp.                              1,380          97,249
  Schnitzer Steel Industries, Inc. -- Class A             2,490          76,169
  Ryerson Tull, Inc.                                      3,070          74,662
  Reliance Steel & Aluminum Co.                             700          42,784
  Quanex Corp.                                              720          35,978
  Cleveland-Cliffs, Inc.+                                   220          19,485
                                                                  -------------

TOTAL METALS & MINING                                                 1,185,417
                                                                  -------------

  CONTAINERS & PACKAGING 0.4%
  Greif, Inc. -- Class A                                  2,490         165,037
  Bemis Co.+                                              5,578         155,459
  Rock-Tenn Co. -- Class A                                1,640          22,386
                                                                  -------------

TOTAL CONTAINERS & PACKAGING                                            342,882
                                                                  -------------

  CONSTRUCTION MATERIALS 0.4%
  Eagle Materials, Inc.+                                  1,560         190,881


--------------------------------------------------------------------------------

CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Texas Industries, Inc.                                  2,708   $     134,967
                                                                  -------------

TOTAL CONSTRUCTION MATERIALS                                            325,848
                                                                  -------------

  PAPER & FOREST PRODUCTS 0.4%
  Louisiana-Pacific Corp.+                                5,988         164,490
  Weyerhaeuser Co.                                        1,970         130,690
                                                                  -------------

TOTAL PAPER & FOREST PRODUCTS                                           295,180
                                                                  -------------

TOTAL MATERIALS                                                       3,499,490
                                                                  -------------

UTILITIES 3.7%
  MULTI-UTILITIES 1.8%
  Duke Energy Corp.+                                      7,850         215,482
  Constellation Energy Group, Inc.                        3,553         204,653
  SCANA Corp.                                             4,378         172,406
  NSTAR                                                   5,772         165,656
  NorthWestern Corp.                                      5,230         162,496
  CenterPoint Energy, Inc.+                              12,390         159,211
  WPS Resources Corp.                                     2,718         150,333
  Wisconsin Energy Corp.                                  3,828         149,522
  CMS Energy Corp.*+                                      5,758          83,549
                                                                  -------------

TOTAL MULTI-UTILITIES                                                 1,463,308
                                                                  -------------

  ELECTRIC UTILITIES 1.5%
  Edison International                                    5,508         240,204
  Allegheny Energy, Inc.*+                                5,738         181,608
  Entergy Corp.                                           2,595         178,147
  Pepco Holdings, Inc.                                    7,770         173,815
  Duquesne Light Holdings, Inc.                           9,750         159,120
  Cleco Corp.                                             7,128         148,619
  Westar Energy, Inc.                                     6,649         142,953
  Exelon Corp.+                                             440          23,381
                                                                  -------------

TOTAL ELECTRIC UTILITIES                                              1,247,847
                                                                  -------------

  GAS UTILITIES 0.4%
  Nicor, Inc.+                                            4,328         170,133
  Oneok, Inc.+                                            5,684         151,365
  Southern Union Co.*                                         1              12
                                                                  -------------

TOTAL GAS UTILITIES                                                     321,510
                                                                  -------------

TOTAL UTILITIES                                                       3,032,665
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES 2.1%
  DIVERSIFIED TELECOMMUNICATION SERVICES 1.4%
  AT&T, Inc.+                                            14,698   $     359,954
  BellSouth Corp.+                                       10,507         284,740
  Fairpoint Communications, Inc.                         12,710         131,675
  Golden Telecom, Inc.+                                   4,910         127,463
  Verizon Communications, Inc.+                           3,998         120,420
  Arbinet-thexchange, Inc.*                              11,387          79,823
  SureWest Communications                                 2,194          57,856
                                                                  -------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                          1,161,931
                                                                  -------------

  WIRELESS TELECOMMUNICATION SERVICES 0.7%
  Nextel Partners, Inc. -- Class A*+                      6,458         180,437
  Telephone & Data Systems, Inc.                          4,540         163,576
  U.S. Cellular Corp.*                                    2,678         132,293
  Sprint Nextel Corp.                                     2,908          67,931
  Wireless Facilities, Inc.*                              9,637          49,149
                                                                  -------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                               593,386
                                                                  -------------

TOTAL TELECOMMUNICATION SERVICES                                      1,755,317
                                                                  -------------
TOTAL COMMON STOCKS
  (Cost $72,806,927)                                                 82,035,496
                                                                  -------------

                                                           FACE
                                                         AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.7%
Collateralized by U.S. Treasury Obligations

Credit Suisse First Boston at
  3.45% due 01/03/06                              $     192,615         192,615
Lehman Brothers, Inc. at
  3.40% due 01/03/06                                     71,627          71,627


--------------------------------------------------------------------------------

CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
-------------------------------------------------------------------------------
Morgan Stanley at 3.30% due 01/03/06              $     147,821   $     147,821
Bear Stearns Cos., Inc. at 3.10% due 01/03/06           201,573         201,573
Citigroup, Inc. at 2.90% due 01/03/06                    13,438          13,438
                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $627,074)                                                       627,074
                                                                  -------------

SECURITIES LENDING COLLATERAL 10.2%
Investment in Securities Lending Short Term
  Investment Portfolio Held by U.S. Bank              8,375,980       8,375,980
                                                                  -------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $8,375,980)                                                     8,375,980
                                                                  =============
TOTAL INVESTMENTS 110.7%
  (Cost $81,809,981)                                              $  91,038,550
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS -(10.7)%                                                 $  (8,813,987)
                                                                  -------------

NET ASSETS - 100.0%                                               $  82,224,563

                                                                     UNREALIZED
                                                      CONTRACTS            LOSS
-------------------------------------------------------------------------------
FUTURES CONTRACT PURCHASED
March 2006 S&P 500 Index
Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $125,225)                                         2   $      (2,201)
March 2006 S&P MidCap 400 Index
Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $296,840)                                         4          (3,726)
(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS
$422,065)                                                         $      (5,927)
                                                                  -------------

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at December 31, 2005.


  ------------------------------------------------------------------------------

SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.8%
INDUSTRIALS 33.6%
Airlines 8.7%
     Southwest Airlines Co.+                            247,784   $   4,071,091
     Ryanair Holdings  PLC -- SP ADR*+                   63,372       3,548,198
     Gol Linhas Aereas Inteligentes SA -- SP ADR+        99,370       2,803,228
     AMR Corp.*+                                        103,207       2,294,291
     JetBlue Airways Corp.*+                            122,990       1,891,586
     Lan Airlines SA-SP ADR                              46,388       1,738,622
     Continental Airlines, Inc. -- Class B*+             67,980       1,447,974
     AirTran Holdings, Inc.+                             81,854       1,312,120
     SkyWest, Inc.+                                      45,988       1,235,238
     Alaska Air Group, Inc.*+                            31,900       1,139,468
                                                                  -------------
Total Airlines                                                       21,481,816
                                                                  -------------
Road & Rail 8.6%
     Burlington Northern Santa Fe Corp.                  42,345       2,998,873
     Union Pacific Corp.                                 33,400       2,689,034
     Canadian National Railway Co.                       32,200       2,575,678
     Norfolk Southern Corp.                              53,092       2,380,115
     CSX Corp.                                           36,700       1,863,259
     Canadian Pacific Railway Ltd.                       31,500       1,321,425
     J.B. Hunt Transport Services, Inc.                  48,066       1,088,214
     CNF, Inc.+                                          16,546         924,756
     Landstar System, Inc.                               21,000         876,540
     Yellow Roadway Corp.*+                              19,419         866,282
     Laidlaw International, Inc.                         34,988         812,771
     Knight Transportation, Inc.                         38,700         802,251
     Kansas City Southern*+                              32,600         796,418
     Heartland Express, Inc.+                            32,800         665,512
     Florida East Coast Industries, Inc.                 14,733         624,237
                                                                  -------------
Total Road & Rail                                                    21,285,365
                                                                  -------------
Trading Companies & Distributors 8.2%
     W.W. Grainger, Inc.                                 47,509       3,377,890
     Fastenal Co.+                                       80,384       3,150,249
     MSC Industrial Direct Co. -- Class A                54,928       2,209,204
     United Rentals, Inc.*+                              80,725       1,888,158
     Hughes Supply, Inc.+                                51,718       1,854,090
     WESCO International, Inc.*+                         43,310       1,850,636
     Watsco, Inc.                                        29,300       1,752,433

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
     GATX Corp.+                                         48,133   $   1,736,639
     Applied Industrial Technologies, Inc.               41,388       1,394,362
     Beacon Roofing Supply, Inc.*+                       39,188       1,125,871
                                                                  -------------
Total Trading Companies & Distributors                               20,339,532
                                                                  -------------
Construction & Engineering 8.1%
     Fluor Corp.                                         43,231       3,340,027
     Jacobs Engineering Group, Inc.*+                    33,432       2,269,030
     Shaw Group, Inc.*+                                  66,315       1,929,103
     McDermott International, Inc.*                      42,073       1,876,877
     Foster Wheeler, Ltd.*                               43,107       1,585,475
     URS Corp.*                                          41,001       1,542,048
     Chicago Bridge & Iron NV Co.                        60,729       1,530,978
     Quanta Services, Inc.*+                            105,970       1,395,625
     Washington Group International, Inc.*+              26,257       1,390,833
     Granite Construction, Inc.                          36,236       1,301,235
     EMCOR Group, Inc.*                                  18,327       1,237,622
     Insituform Technologies, Inc. -- Class A*           39,638         767,788
                                                                  -------------
Total Construction & Engineering                                     20,166,641
                                                                  -------------
Total Industrials                                                    83,273,354
                                                                  -------------
INFORMATION TECHNOLOGY 18.4%
Internet Software & Services 17.8%
     Google, Inc. -- Class A*+                           34,000      14,105,240
     Yahoo!, Inc.*+                                     233,348       9,142,575
     VeriSign, Inc.*+                                   137,545       3,014,986
     Akamai Technologies, Inc.*+                        106,979       2,132,092
     CNET Networks, Inc.*+                              120,012       1,762,976
     aQuantive, Inc.*+                                   68,880       1,738,531
     Websense, Inc.*                                     24,800       1,627,872
     ValueClick, Inc.*+                                  86,154       1,560,249
     EarthLink, Inc.*                                   131,912       1,465,542
     Digitas, Inc.*                                     113,697       1,423,486
     Netease.com, Inc. -- SP ADR*+                       24,200       1,359,072
     Openwave Systems, Inc.*+                            77,373       1,351,706
     Sina Corp.*                                         54,419       1,314,763
     Digital River, Inc.*+                               37,889       1,126,819
     WebEx Communications, Inc.*+                        47,766       1,033,179
                                                                  -------------
Total Internet Software & Services                                   44,159,088
                                                                  -------------


--------------------------------------------------------------------------------

SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
Communications Equipment 0.6%
     Dycom Industries, Inc.*+                            70,294   $   1,546,468
                                                                  -------------
Total Communications Equipment                                        1,546,468
                                                                  -------------
Total Information Technology                                         45,705,556
                                                                  -------------
HEALTH CARE 16.2%
Health Care Providers & Services 8.4%
     UnitedHealth Group, Inc.                            47,788       2,969,546
     WellPoint, Inc.*                                    29,500       2,353,805
     Cardinal Health, Inc.                               27,000       1,856,250
     Aetna, Inc.                                         18,118       1,708,709
     Caremark Rx, Inc.*+                                 30,600       1,584,774
     Express Scripts, Inc.*                              17,400       1,458,120
     McKesson Corp.                                      26,300       1,356,817
     HCA, Inc.                                           26,200       1,323,100
     CIGNA Corp.+                                        10,900       1,217,530
     Medco Health Solutions, Inc.*                       21,100       1,177,380
     Quest Diagnostics, Inc.                             17,853         919,072
     Coventry Health Care, Inc.*                         15,588         887,893
     Laboratory Corporation of America Holdings*+        15,700         845,445
     Health Management Associates, Inc. --
         Class A+                                        29,800         654,408
     Patterson Cos., Inc.*+                              14,988         500,599
                                                                  -------------
Total Health Care Providers & Services                               20,813,448
                                                                  -------------
Biotechnology 7.8%
     Genentech, Inc.*+                                   36,788       3,402,890
     Amgen, Inc.*+                                       42,687       3,366,297
     Gilead Sciences, Inc.*                              31,900       1,678,897
     Genzyme Corp.*                                      20,218       1,431,030
     Biogen Idec, Inc.*+                                 30,300       1,373,499
     Celgene Corp.*+                                     19,100       1,237,680
     Chiron Corp.*+                                      24,200       1,075,932
     Medimmune, Inc.*                                    30,000       1,050,600
     Applera Corp. - Applied Biosystems Group+           29,900         794,144
     Amylin Pharmaceuticals, Inc.*+                      19,618         783,150
     Protein Design Labs, Inc.*+                         25,100         713,342
     Invitrogen Corp.*+                                   9,900         659,736
     ImClone Systems, Inc.*                              18,844         645,219
     Charles River Laboratories International,
         Inc.*+                                          14,432         611,484
     Affymetrix, Inc.*+                                  12,100         577,775
                                                                  -------------
Total Biotechnology                                                  19,401,675
                                                                  -------------
Total Health Care                                                    40,215,123
                                                                  -------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
ENERGY 15.4%
Energy Equipment & Services 8.2%
     Schlumberger Ltd.+                                  28,800   $   2,797,920
     Halliburton Co.+                                    30,800       1,908,368
     Transocean, Inc.*                                   26,100       1,818,909
     Baker Hughes, Inc.+                                 26,500       1,610,670
     Weatherford International Ltd.*+                    41,168       1,490,281
     BJ Services Co.                                     35,200       1,290,784
     Nabors Industries Ltd.*+                            16,400       1,242,300
     Tenaris SA -- SP ADR+                               10,700       1,225,150
     GlobalSantaFe Corp.+                                24,700       1,189,305
     Diamond Offshore Drilling, Inc.+                    15,853       1,102,735
     Noble Corp.                                         14,733       1,039,266
     Smith International, Inc.+                          27,000       1,001,970
     ENSCO International, Inc.+                          21,200         940,220
     Patterson-UTI Energy, Inc.                          25,500         840,225
     Precision Drilling Trust+                           24,300         799,470
                                                                  -------------
Total Energy Equipment & Services                                    20,297,573
                                                                  -------------
Oil & Gas 7.2%
     Exxon Mobil Corp.                                   40,433       2,271,122
     Royal Dutch Shell  PLC -- SP ADR                    32,420       1,993,506
     BP PLC -- SP ADR                                    28,554       1,833,738
     Total SA -- SP ADR+                                 11,323       1,431,227
     PetroChina Co. Ltd. -- SP ADR+                      17,150       1,405,614
     Chevron Corp.                                       23,149       1,314,169
     ENI-Ente Nazionale Idrocarburi -- SP ADR+            8,466       1,180,668
     Petroleo Brasiliero SA -- Petrobras                 16,280       1,160,275
     ConocoPhillips+                                     17,836       1,037,698
     China Petroleum & Chemical Corp. -- SP ADR+         16,715         829,064
     Imperial Oil Ltd.                                    7,528         749,789
     Repsol YPF SA -- SP ADR+                            25,459         748,749
     EnCana Corp.                                        16,548         747,308
     Occidental Petroleum Corp.+                          8,460         675,785
     Statoil ASA -- SP ADR+                              18,124         416,127
                                                                  -------------
Total Oil & Gas                                                      17,794,839
                                                                  -------------
Total Energy                                                         38,092,412
                                                                  -------------


--------------------------------------------------------------------------------

SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
MATERIALS 8.2%
Metals & Mining 8.2%
     BHP Billiton Ltd. -- SP ADR+                        82,300   $   2,750,466
     Rio Tinto  PLC -- SP ADR+                           12,300       2,248,317
     Anglo American  PLC -- ADR+                         58,600       2,038,108
     Companhia Vale do Rio Doce -- SP ADR+               44,119       1,815,056
     Alcoa, Inc.                                         47,450       1,403,096
     Newmont Mining Corp.+                               25,400       1,356,360
     POSCO -- SP ADR+                                    22,333       1,105,707
     Mittal Steel NV Co. -- Class A                      40,847       1,075,502
     Barrick Gold Corp.+                                 38,400       1,070,208
     Alcan, Inc.                                         25,032       1,025,060
     Phelps Dodge Corp.                                   7,000       1,007,090
     AngloGold Ashanti Ltd. -- SP ADR+                   20,332       1,002,978
     Falconbridge Ltd.                                   29,288         867,803
     Nucor Corp.+                                        12,600         840,672
     Freeport-McMoRan Copper & Gold, Inc. --
         Class B+                                        15,200         817,760
                                                                  -------------
Total Metals & Mining                                                20,424,183
                                                                  -------------
Total Materials                                                      20,424,183
                                                                  -------------
FINANCIALS 8.0%
Capital Markets 8.0%
     UBS AG                                              23,600       2,245,540
     Morgan Stanley                                      32,200       1,827,028
     Merrill Lynch & Co., Inc.                           26,700       1,808,391
     Credit Suisse Group -- SP ADR                       32,800       1,671,160
     Goldman Sachs Group, Inc.                           12,933       1,651,673
     Deutsche Bank AG                                    16,253       1,574,428
     Nomura Holdings, Inc. -- SP ADR+                    69,554       1,336,828
     Lehman Brothers Holdings, Inc.+                      9,800       1,256,066
     Bank of New York Co., Inc.                          34,288       1,092,073
     Franklin Resources, Inc.                            10,700       1,005,907
     Charles Schwab Corp.                                66,380         973,795
     State Street Corp.                                  16,500         914,760
     Mellon Financial Corp.                              25,500         873,375
     Bear Stearns Cos., Inc.                              6,600         762,498
     Legg Mason, Inc.                                     6,200         742,078
                                                                  -------------
Total Capital Markets                                                19,735,600
                                                                  -------------
Total Financials                                                     19,735,600
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $222,782,306)                                              247,446,228
                                                                  -------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 2.3%
Collateralized by U.S. Treasury Obligations

Credit Suisse First Boston at
   3.45% due 01/03/06                             $   1,758,754   $   1,758,754
Lehman Brothers, Inc. at
   3.40% due 01/03/06                                   654,020         654,020
Morgan Stanley at
   3.30% due 01/03/06                                 1,349,742       1,349,742
Bear Stearns Cos., Inc. at
   3.10% due 01/03/06                                 1,840,557       1,840,557
Citigroup, Inc. at
   2.90% due 01/03/06                                   122,704         122,704
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $5,725,777)                                                  5,725,777
                                                                  -------------
SECURITIES LENDING COLLATERAL 24.2%
Investment in Securities Lending Short Term
     Investment Portfolio Held by U.S. Bank          59,898,983      59,898,983
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $59,898,983)                                                   59,898,983
                                                                  -------------
TOTAL INVESTMENTS 126.3%
   (Cost $288,407,066)                                            $ 313,070,988
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (26.3)%                   $ (65,285,549)
                                                                  -------------
NET ASSETS - 100.0%                                               $ 247,785,439

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at December 31, 2005.


--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 44.2%
FINANCIALS 8.2%
  INSURANCE 2.3%
  Prudential Financial, Inc.                              1,249     $    91,414
  AFLAC, Inc.                                             1,219          56,586
  Chubb Corp.                                               350          34,177
  XL Capital Ltd.                                           460          30,995
  ACE Ltd.                                                  500          26,720
  UICI                                                      640          22,726
  Loews Corp.                                               230          21,816
  MBIA, Inc.                                                230          13,837
  SAFECO Corp.                                              220          12,430
                                                                    -----------
TOTAL INSURANCE                                                         310,701
                                                                    -----------
  CAPITAL MARKETS 2.2%
  Goldman Sachs Group, Inc.                               1,199         153,124
  Franklin Resources, Inc.                                  420          39,484
  E*Trade Financial Corp.*                                1,359          28,349
  UBS AG                                                    100           9,515
  Merrill Lynch & Co., Inc.                                 120           8,128
  Morgan Stanley                                            140           7,944
  Credit Suisse Group -- SP ADR                             150           7,642
  Deutsche Bank AG                                           70           6,781
  Lehman Brothers Holdings, Inc.                             50           6,408
  Nomura Holdings, Inc. -- SP ADR                           320           6,150
  Bank of New York Co., Inc.                                160           5,096
  State Street Corp.                                         80           4,435
  Mellon Financial Corp.                                    110           3,768
  Legg Mason, Inc.                                           30           3,591
  Bear Stearns Cos., Inc.                                    30           3,466
                                                                    -----------
TOTAL CAPITAL MARKETS                                                   293,881
                                                                    -----------
  REAL ESTATE 1.3%
  AMLI Residential Properties
      Trust                                                 620          23,591
  Criimi MAE, Inc.*                                       1,179          23,344
  Shurgard Storage Centers,
      Inc. -- Class A                                       410          23,251
  Prentiss Properties Trust                                 570          23,188
  CenterPoint Properties Trust                              410          20,287
  Town & Country Trust                                      600          20,286
  Arden Realty, Inc.                                        440          19,725
  Plum Creek Timber Co., Inc.
      (REIT)                                                450          16,222


                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Archstone-Smith Trust                                     250     $    10,473
                                                                    -----------
TOTAL REAL ESTATE                                                       180,367
                                                                    -----------
  BANKS 1.1%
  National City Corp.                                     1,109          37,229
  Westcorp                                                  360          23,979
  Central Coast Bancorp*                                    949          23,478
  Unizan Financial Corp.                                    869          23,081
  Hudson United Bancorp                                     550          22,924
  Main Street Banks, Inc.                                   739          20,123
                                                                    -----------
TOTAL BANKS                                                             150,814
                                                                    -----------
  THRIFTS & MORTGAGE FINANCE 0.7%
  Fannie Mae                                              1,489          72,678
  Independence Community Bank
      Corp                                                  590          23,441
                                                                    -----------
TOTAL THRIFTS & MORTGAGE FINANCE                                         96,119
                                                                    -----------
  CONSUMER FINANCE 0.5%
  WFS Financial, Inc.*                                      310          23,607
  MBNA Corp.                                                869          23,593
  Collegiate Funding Services
      LLC*                                                1,039          20,520
                                                                    -----------
TOTAL CONSUMER FINANCE                                                   67,720
                                                                    -----------
  DIVERSIFIED FINANCIALS 0.1%
  CIT Group, Inc.                                           370          19,159
                                                                    -----------
TOTAL DIVERSIFIED FINANCIALS                                             19,159
                                                                    -----------
TOTAL FINANCIALS                                                      1,118,761
                                                                    -----------
INFORMATION TECHNOLOGY 7.3%
  INTERNET SOFTWARE & SERVICES 2.1%
  Yahoo!, Inc.*                                           3,108         121,771
  Google, Inc. -- Class A*                                  160          66,378
  VeriSign, Inc.*                                           630          13,810
  Akamai Technologies, Inc.*                                490           9,766
  CNET Networks, Inc.*                                      550           8,079
  aQuantive, Inc.*                                          320           8,077
  ValueClick, Inc.*                                         400           7,244
  Websense, Inc.*                                           110           7,220
  EarthLink, Inc.*                                          610           6,777
  Digitas, Inc.*                                            520           6,510
  Openwave Systems, Inc.*                                   360           6,289


--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Netease.com, Inc. -- SP ADR*                              110     $     6,178
  Sina Corp.*                                               250           6,040
  Digital River, Inc.*                                      170           5,056
  WebEx Communications, Inc.*                               220           4,759
                                                                    -----------
TOTAL INTERNET SOFTWARE & SERVICES                                      283,954
                                                                    -----------
  SEMICONDUCTOR & SEMICONDUCTOR
    EQUIPMENT 1.4%
  Broadcom Corp. -- Class A*                              1,249          58,890
  Texas Instruments, Inc.                                 1,429          45,828
  Advanced Micro Devices, Inc.*                           1,129          34,548
  Micron Technology, Inc.*                                1,749          23,279
  Freescale Semiconductor, Inc.
      -- Class B*                                           640          16,109
  Novellus Systems, Inc.*                                   390           9,407
  Teradyne, Inc.*                                           560           8,159
  LSI Logic Corp.*                                          340           2,720
                                                                    -----------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                               198,940
                                                                    -----------
  SOFTWARE 1.4%
  Intellisync Corp.*                                      4,597          23,720
  Captiva Software Corp.*                                 1,059          23,563
  Geac Computer Corp. Ltd.*                               2,149          23,424
  Serena Software, Inc.*                                    999          23,417
  CCC Information Services
      Group*                                                889          23,310
  Cyberguard Corp.*                                       2,568          22,675
  Jamdat Mobile, Inc.*                                      769          20,440
  Micromuse, Inc.*                                        2,038          20,156
  Parametric Technology Corp.*                              770           4,697
  Compuware Corp.*                                          340           3,050
                                                                    -----------
TOTAL SOFTWARE                                                          188,452
                                                                    -----------
  COMMUNICATIONS EQUIPMENT 0.9%
  Corning, Inc.*                                          3,428          67,394
  Scientific-Atlanta, Inc.                                  550          23,689
  Enterasys Networks, Inc.*                               1,779          23,625
  Dycom Industries, Inc.*                                   320           7,040
                                                                    -----------
TOTAL COMMUNICATIONS EQUIPMENT                                          121,748
                                                                    -----------


                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  COMPUTERS & PERIPHERALS 0.8%
  Apple Computer, Inc.*                                   1,199     $    86,196
  Maxtor Corp.*                                           2,878          19,973
                                                                    -----------
TOTAL COMPUTERS & PERIPHERALS                                           106,169
                                                                    -----------
  IT CONSULTING & SERVICES 0.6%
  iPayment Holdings, Inc.*                                  580          24,082
  Acxiom Corp.                                            1,019          23,437
  Anteon International Corp.*                               380          20,653
  Computer Sciences Corp.*                                  130           6,583
  Affiliated Computer Services,
      Inc. -- Class A*                                       90           5,326
  Sabre Holdings Corp.                                       90           2,170
  Convergys Corp.*                                          100           1,585
                                                                    -----------
TOTAL IT CONSULTING & SERVICES                                           83,836
                                                                    -----------
  OFFICE ELECTRONICS 0.1%
  Xerox Corp.*                                              680           9,962
                                                                    -----------
TOTAL OFFICE ELECTRONICS                                                  9,962
                                                                    -----------
TOTAL INFORMATION TECHNOLOGY                                            993,061
                                                                    -----------
HEALTH CARE 6.4%
  HEALTH CARE PROVIDERS & SERVICES 2.8%
  Aetna, Inc.                                             1,009          95,159
  CIGNA Corp.                                               280          31,276
  McKesson Corp.                                            520          26,827
  Medco Health Solutions, Inc.*                             460          25,668
  NDCHealth Corp.*                                        1,239          23,826
  IDX Systems Corp.*                                        540          23,717
  Renal Care Group, Inc.*                                   500          23,655
  Specialty Laboratories, Inc.*                           1,789          23,346
  Beverly Enterprises, Inc.*                              1,969          22,978
  HCA, Inc.                                                 340          17,170
  AmerisourceBergen Corp.                                   350          14,490
  Humana, Inc.*                                             210          11,409
  WellPoint, Inc.*                                          140          11,183
  Cardinal Health, Inc.                                     120           8,250
  Caremark Rx, Inc.*                                        140           7,251
  Health Management Associates,
      Inc. -- Class A                                       250           5,490
  Coventry Health Care, Inc.*                                70           3,987
  Laboratory Corporation of
      America Holdings*                                      70           3,769
  Patterson Cos., Inc.*                                      70           2,338


--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Manor Care, Inc.                                           40     $     1,591
                                                                    -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                  383,380
                                                                    -----------
  HEALTH CARE EQUIPMENT & SUPPLIES 1.7%
  Guidant Corp.                                           1,399          90,585
  Boston Scientific Corp.*                                2,179          53,364
  Micro Therapeutics, Inc.*                               3,877          26,868
  Fisher Scientific
      International, Inc.*                                  390          24,125
  Animas Corp.*                                             839          20,262
  Waters Corp.*                                             370          13,986
  PerkinElmer, Inc.                                         420           9,895
                                                                    -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  239,085
                                                                    -----------
  BIOTECHNOLOGY 1.0%
  Gilead Sciences, Inc.*                                    879          46,262
  Abgenix, Inc.*                                            939          20,198
  Amgen, Inc.*                                              200          15,772
  Genentech, Inc.*                                          170          15,725
  Genzyme Corp.*                                             90           6,370
  Celgene Corp.*                                             80           5,184
  Applera Corp. - Applied
      Biosystems Group                                      140           3,718
  Amylin Pharmaceuticals, Inc.*                              90           3,593
  Invitrogen Corp.*                                          50           3,332
  Protein Design Labs, Inc.*                                110           3,126
  ImClone Systems, Inc.*                                     90           3,082
  Charles River Laboratories
      International, Inc.*                                   70           2,966
  Affymetrix, Inc.*                                          60           2,865
                                                                    -----------
TOTAL BIOTECHNOLOGY                                                     132,193
                                                                    -----------
  PHARMACEUTICALS 0.9%
  Pfizer, Inc.                                            3,597          83,882
  Merck & Co., Inc.                                       1,069          34,005
                                                                    -----------
TOTAL PHARMACEUTICALS                                                   117,887
                                                                    -----------
TOTAL HEALTH CARE                                                       872,545
                                                                    -----------
INDUSTRIALS 6.2%
  ROAD & RAIL 1.4%
  Norfolk Southern Corp.                                  2,069          92,753


                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Burlington Northern Santa Fe                              490     $    34,702
      Corp
  Canadian National Railway Co.                             150          11,998
  CSX Corp.                                                 170           8,631
  Canadian Pacific Railway Ltd.                             150           6,292
  J.B. Hunt Transport Services,
      Inc                                                   220           4,981
  CNF, Inc.                                                  80           4,471
  Yellow Roadway Corp.*                                      90           4,015
  Landstar System, Inc.                                      90           3,757
  Laidlaw International, Inc.                               160           3,717
  Kansas City Southern*                                     150           3,664
  Knight Transportation, Inc.                               170           3,524
  Florida East Coast
      Industries, Inc.                                       70           2,966
  Heartland Express, Inc.                                   140           2,841
                                                                    -----------
TOTAL ROAD & RAIL                                                       188,312
                                                                    -----------
  MACHINERY 1.1%
  Ingersoll-Rand Co. -- Class A                           1,519          61,322
  Cummins, Inc.                                             280          25,125
  Lancer Corp./TX*                                        1,079          23,576
  Titan International, Inc.                               1,349          23,270
  Parker Hannifin Corp.                                     210          13,852
                                                                    -----------
TOTAL MACHINERY                                                         147,145
                                                                    -----------
  AEROSPACE & DEFENSE 1.0%
  Northrop Grumman Corp.                                  2,228         133,925
  Goodrich Corp.                                             90           3,699
                                                                    -----------
TOTAL AEROSPACE & DEFENSE                                               137,624
                                                                    -----------
  COMMERCIAL SERVICES & SUPPLIES 0.7%
  Cendant Corp.                                           1,809          31,205
  Waste Management, Inc.                                    969          29,409
  Monster Worldwide, Inc.*                                  550          22,451
  Robert Half International,
      Inc                                                   550          20,840
                                                                    -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                    103,905
                                                                    -----------
  TRADING COMPANIES & DISTRIBUTORS 0.7%
  W.W. Grainger, Inc.                                       220          15,642
  Fastenal Co.                                              370          14,500


--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  MSC Industrial Direct Co. --                              250     $    10,055
      Class A
  United Rentals, Inc.*                                     370           8,654
  Hughes Supply, Inc.                                       240           8,604
  WESCO International, Inc.*                                200           8,546
  GATX Corp.                                                220           7,938
  Watsco, Inc.                                              130           7,775
  Applied Industrial
      Technologies, Inc.                                    190           6,401
  Beacon Roofing Supply, Inc.*                              180           5,172
                                                                    -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                   93,287
                                                                    -----------
  CONSTRUCTION & ENGINEERING 0.7%
  Fluor Corp.                                               200          15,452
  Jacobs Engineering Group,
      Inc.*                                                 160          10,859
  Shaw Group, Inc.*                                         310           9,018
  McDermott International, Inc.*                            190           8,476
  Foster Wheeler, Ltd.*                                     200           7,356
  URS Corp.*                                                190           7,146
  Chicago Bridge & Iron NV Co.                              280           7,059
  Washington Group
      International, Inc.*                                  120           6,356
  Quanta Services, Inc.*                                    480           6,322
  Granite Construction, Inc.                                170           6,105
  EMCOR Group, Inc.*                                         80           5,402
  Insituform Technologies, Inc.
      -- Class A*                                           180           3,487
                                                                    -----------
TOTAL CONSTRUCTION & ENGINEERING                                         93,038
                                                                    -----------
  AIRLINES 0.6%
  Ryanair Holdings  PLC -- SP
      ADR*                                                  290          16,237
  Gol Linhas Aereas
      Inteligentes SA -- SP ADR                             460          12,976
  AMR Corp.*                                                480          10,670
  JetBlue Airways Corp.*                                    570           8,767
  Lan Airlines SA-SP ADR                                    210           7,871
  Continental Airlines, Inc. --
      Class B*                                              310           6,603
  AirTran Holdings, Inc.                                    380           6,091
  SkyWest, Inc.                                             210           5,641


                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Alaska Air Group, Inc.*                                   140     $     5,001
                                                                    -----------
TOTAL AIRLINES                                                           79,857
                                                                    -----------
  ELECTRICAL EQUIPMENT 0.0%
  American Power Conversion
      Corp                                                  150           3,300
                                                                    -----------
TOTAL ELECTRICAL EQUIPMENT                                                3,300
                                                                    -----------
  AIR FREIGHT & COURIERS 0.0%
  Ryder System, Inc.                                         70           2,871
                                                                    -----------
TOTAL AIR FREIGHT & COURIERS                                              2,871
                                                                    -----------
TOTAL INDUSTRIALS                                                       849,339
                                                                    -----------
CONSUMER DISCRETIONARY 4.3%
  MEDIA 1.4%
  Comcast Corp. -- Class A*                               2,928          76,011
  The Walt Disney Co.                                     2,738          65,630
  Liberty Corp.                                             500          23,405
  Dex Media, Inc.                                           859          23,270
                                                                    -----------
TOTAL MEDIA                                                             188,316
                                                                    -----------
  HOTELS, RESTAURANTS & LEISURE 0.7%
  La Quinta Corp.*                                        2,129          23,717
  MTR Gaming Group, Inc.*                                 1,998          20,799
  Dave & Buster's, Inc.*                                  1,159          20,410
  Marriott International, Inc.
      -- Class A                                            290          19,421
  Harrah's Entertainment, Inc.                              150          10,694
  Hilton Hotels Corp.                                       130           3,134
                                                                    -----------
TOTAL HOTELS, RESTAURANTS & LEISURE                                      98,175
                                                                    -----------
  TEXTILES & APPAREL 0.5%
  Reebok International Ltd.                                 540          31,444
  Tommy Hilfiger Corp.*                                   1,269          20,608
  VF Corp.                                                  140           7,748
  Jones Apparel Group, Inc.                                 150           4,608
                                                                    -----------
TOTAL TEXTILES & APPAREL                                                 64,408
                                                                    -----------
  SPECIALTY RETAIL 0.5%
  Linens 'N Things, Inc.*                                   909          24,179
  Goody's Family Clothing, Inc.                           2,508          24,052


--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Office Depot, Inc.*                                       260     $     8,164
  Circuit City Stores, Inc.                                 250           5,648
                                                                    -----------
TOTAL SPECIALTY RETAIL                                                   62,043
                                                                    -----------
  MULTILINE RETAIL 0.4%
  Federated Department Stores,
      Inc                                                   360          23,879
  J.C. Penney Holding Co., Inc.                             210          11,676
  Sears Holdings Corp.*                                      60           6,932
  Dillard's, Inc. -- Class A                                220           5,460
  Family Dollar Stores, Inc.                                140           3,470
                                                                    -----------
TOTAL MULTILINE RETAIL                                                   51,417
                                                                    -----------
  INTERNET & CATALOG RETAIL 0.3%
  J. Jill Group, Inc.*                                    1,219          23,198
  Provide Commerce, Inc.*                                   619          20,495
                                                                    -----------
TOTAL INTERNET & CATALOG RETAIL                                          43,693
                                                                    -----------
  AUTOMOBILES 0.2%
  General Motors Corp.                                      720          13,982
  Ford Motor Co.                                          1,619          12,499
                                                                    -----------
TOTAL AUTOMOBILES                                                        26,481
                                                                    -----------
  HOUSEHOLD DURABLES 0.2%
  Pulte Homes, Inc.                                         560          22,042
                                                                    -----------
TOTAL HOUSEHOLD DURABLES                                                 22,042
                                                                    -----------
  AUTO COMPONENTS 0.1%
  Johnson Controls, Inc.                                    240          17,499
  Goodyear Tire & Rubber Co.*                               140           2,433
  Delphi Corp.                                              750             218
                                                                    -----------
TOTAL AUTO COMPONENTS                                                    20,150
                                                                    -----------
  LEISURE EQUIPMENT & PRODUCTS 0.0%
  Brunswick Corp.                                           120           4,879
                                                                    -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                        4,879
                                                                    -----------
TOTAL CONSUMER DISCRETIONARY                                            581,604
                                                                    -----------


                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
ENERGY 4.0%
  OIL & GAS 3.2%
  Valero Energy Corp.                                     2,708     $   139,733
  Williams Cos., Inc.                                     5,376         124,562
  ConocoPhillips                                            739          42,995
  Vintage Petroleum, Inc.                                   430          22,932
  General Maritime Corp.                                    520          19,261
  Exxon Mobil Corp.                                         190          10,672
  Amerada Hess Corp.                                         80          10,145
  Royal Dutch Shell  PLC -- SP
      ADR                                                   150           9,223
  Kerr-McGee Corp.                                          100           9,086
  BP PLC -- SP ADR                                          130           8,349
  PetroChina Co. Ltd. -- SP ADR                              80           6,557
  Total SA -- SP ADR                                         50           6,320
  Chevron Corp.                                             100           5,677
  ENI-Ente Nazionale
      Idrocarburi -- SP ADR                                  40           5,578
  Petroleo Brasiliero SA --
      Petrobras                                              70           4,989
  Imperial Oil Ltd.                                          40           3,984
  China Petroleum & Chemical
      Corp. -- SP ADR                                        80           3,968
  EnCana Corp.                                               80           3,613
  Repsol YPF SA -- SP ADR                                   110           3,235
  Statoil ASA -- SP ADR                                      80           1,837
                                                                    -----------
TOTAL OIL & GAS                                                         442,716
                                                                    -----------
  ENERGY EQUIPMENT & SERVICES 0.8%
  Rowan Cos., Inc.                                          570          20,315
  Schlumberger Ltd.                                         130          12,629
  Transocean, Inc.*                                         110           7,666
  Baker Hughes, Inc.                                        120           7,294
  Weatherford International
      Ltd.*                                                 190           6,878
  BJ Services Co.                                           160           5,867
  Tenaris SA -- SP ADR                                       50           5,725
  Nabors Industries Ltd.*                                    70           5,302
  GlobalSantaFe Corp.                                       110           5,296
  Noble Corp.                                                70           4,938
  Diamond Offshore Drilling,
      Inc                                                    70           4,869
  Smith International, Inc.                                 120           4,453
  ENSCO International, Inc.                                  90           3,992
  Patterson-UTI Energy, Inc.                                110           3,625


--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Precision Drilling Trust                                  110     $     3,619
                                                                    -----------
TOTAL ENERGY EQUIPMENT & SERVICES                                       102,468
                                                                    -----------
TOTAL ENERGY                                                            545,184
                                                                    -----------
CONSUMER STAPLES 3.3%
  FOOD PRODUCTS 1.4%
  Archer-Daniels-Midland Co.                              4,127         101,772
  Hershey Co.                                               949          52,432
  General Mills, Inc.                                       770          37,976
                                                                    -----------
TOTAL FOOD PRODUCTS                                                     192,180
                                                                    -----------
  FOOD & DRUG RETAILING 1.1%
  Costco Wholesale Corp.                                  1,859          91,965
  Safeway, Inc.                                           1,739          41,145
  Supervalu, Inc.                                           330          10,718
                                                                    -----------
TOTAL FOOD & DRUG RETAILING                                             143,828
                                                                    -----------
  TOBACCO 0.8%
  Altria Group, Inc.                                        760          56,787
  Reynolds American, Inc.                                   310          29,553
  UST, Inc.                                                 640          26,131
                                                                    -----------
TOTAL TOBACCO                                                           112,471
                                                                    -----------
  BEVERAGES 0.0%
  Molson Coors Brewing Co. --
      Class B                                               100           6,699
                                                                    -----------
TOTAL BEVERAGES                                                           6,699
                                                                    -----------
TOTAL CONSUMER STAPLES                                                  455,178
                                                                    -----------
MATERIALS 1.6%
  METALS & MINING 1.3%
  Phelps Dodge Corp.                                        260          37,406
  Roanoke Electric Steel Corp.                              999          23,576
  Nucor Corp.                                               330          22,018
  United States Steel Corp.                                 370          17,786
  BHP Billiton Ltd. -- SP ADR                               370          12,365
  Rio Tinto  PLC -- SP ADR                                   60          10,967
  Anglo American  PLC -- ADR                                270           9,391
  Companhia Vale do Rio Doce --
      SP ADR                                                200           8,228


                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Alcoa, Inc.                                               220     $     6,505
  Newmont Mining Corp.                                      120           6,408
  Barrick Gold Corp.                                        180           5,017
  Mittal Steel NV Co. -- Class A                            190           5,003
  POSCO -- SP ADR                                           100           4,951
  Alcan, Inc.                                               110           4,504
  AngloGold Ashanti Ltd. -- SP
      ADR                                                    90           4,440
  Falconbridge Ltd.                                         130           3,852
                                                                    -----------
TOTAL METALS & MINING                                                   182,417
                                                                    -----------
  PAPER & FOREST PRODUCTS 0.2%
  Weyerhaeuser Co.                                          230          15,258
  MeadWestvaco Corp.                                        430          12,053
  Louisiana-Pacific Corp.                                   110           3,022
                                                                    -----------
TOTAL PAPER & FOREST PRODUCTS                                            30,333
                                                                    -----------
  CONSTRUCTION MATERIALS 0.1%
  Vulcan Materials Co.                                      170          11,518
                                                                    -----------
TOTAL CONSTRUCTION MATERIALS                                             11,518
                                                                    -----------
TOTAL MATERIALS                                                         224,268
                                                                    -----------
TELECOMMUNICATION SERVICES 1.6%
  DIVERSIFIED TELECOMMUNICATION SERVICES 1.0%
  BellSouth Corp.                                         1,289          34,932
  Telewest Global, Inc.*                                  1,019          24,273
  PanAmSat Holding Corp.                                    959          23,496
  New Skies Satellites Holdings
      Ltd                                                   929          20,224
  Verizon Communications, Inc.                              510          15,361
  AT&T, Inc.                                                610          14,939
  CenturyTel, Inc.                                           90           2,984
                                                                    -----------
TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                                136,209
                                                                    -----------
  WIRELESS TELECOMMUNICATION SERVICES 0.6%
  Alltel Corp.                                              550          34,705
  Alamosa Holdings, Inc.*                                 1,259          23,430


--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Nextel Partners, Inc. -- Class                            719     $    20,089
      A*
                                                                    -----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                78,224
                                                                    -----------
TOTAL TELECOMMUNICATION SERVICES                                        214,433
                                                                    -----------
UTILITIES 1.3%
  MULTI-UTILITIES 0.7%
  Constellation Energy Group,
      Inc                                                   550          31,680
  Public Service Enterprise
      Group, Inc.                                           360          23,389
  NorthWestern Corp.                                        740          22,992
  PG&E Corp.                                                260           9,651
  Duke Energy Corp.                                         180           4,941
  NiSource, Inc.                                            190           3,963
                                                                    -----------
TOTAL MULTI-UTILITIES                                                    96,616
                                                                    -----------
  ELECTRIC UTILITIES 0.6%
  Cinergy Corp.                                             580          24,627
  Exelon Corp.                                              340          18,068
  Entergy Corp.                                             150          10,297
  American Electric Power Co.,
      Inc                                                   270          10,014
  Allegheny Energy, Inc.*                                   300           9,495
  Pinnacle West Capital Corp.                                70           2,895
                                                                    -----------
TOTAL ELECTRIC UTILITIES                                                 75,396
                                                                    -----------
TOTAL UTILITIES                                                         172,012
                                                                    -----------
TOTAL COMMON STOCKS
  (Cost $5,988,051)                                                   6,026,385
                                                                    -----------


                                                      CONTRACTS
--------------------------------------------------------------------------------
OPTIONS PURCHASED 0.0%
Put Options on:
  January 2006 S&P 500 Index
  Futures Contracts
    Expiring January 2006 with
    strike price of 1160                                      6             750
                                                                    -----------
TOTAL OPTIONS PURCHASED
  (Cost $1,224)                                                             750
                                                                    -----------


                                                           FACE          MARKET
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 40.5%
Collateralized by U.S. Treasury
Obligations

Credit Suisse First Boston at
  3.45% due 01/03/06                                 $2,046,374     $ 2,046,374
Lehman Brothers, Inc. at
  3.40% due 01/03/06                                    573,814         573,814
Morgan Stanley at
  3.30% due 01/03/06                                  1,184,215       1,184,215
Bear Stearns Cos., Inc. at
  3.10% due 01/03/06                                  1,614,838       1,614,838
Citigroup, Inc. at
  2.90% due 01/03/06                                    107,656         107,656
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $5,526,897)                                                   5,526,897
                                                                    -----------

TOTAL LONG SECURITIES 84.7%
   (Cost $11,516,172)                                                11,554,032
                                                                    -----------


                                                         SHARES
--------------------------------------------------------------------------------
COMMON STOCKS SOLD SHORT (26.8)%
INFORMATION TECHNOLOGY (0.8)%
  IT CONSULTING & SERVICES 0.0%
  Unisys Corp.*                                             180          (1,049)
                                                                    -----------
TOTAL IT CONSULTING & SERVICES                                           (1,049)
                                                                    -----------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.0%
  Symbol Technologies, Inc.                                 130          (1,667)
                                                                    -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                 (1,667)
                                                                    -----------


--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  SEMICONDUCTOR & SEMICONDUCTOR
    EQUIPMENT 0.0%
  Nvidia Corp.*                                              90     $    (3,290)
                                                                    -----------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                                (3,290)
                                                                    -----------
  COMPUTERS & PERIPHERALS (0.2)%
  NCR Corp.*                                                100          (3,394)
  Seagate Technology*                                     1,000         (19,990)
                                                                    -----------
TOTAL COMPUTERS & PERIPHERALS                                           (23,384)
                                                                    -----------
  COMMUNICATIONS EQUIPMENT (0.2)%
  Comverse Technology, Inc.*                                280          (7,445)
  ADC Telecommunications, Inc.*                           1,060         (23,681)
                                                                    -----------
TOTAL COMMUNICATIONS EQUIPMENT                                          (31,126)
                                                                    -----------
  SOFTWARE (0.4)%
  Symantec Corp.*                                           370          (6,475)
  Adobe Systems, Inc.                                       260          (9,609)
  Autodesk, Inc.                                            320         (13,744)
  Secure Computing Corp.*                                 1,810         (22,191)
                                                                    -----------
TOTAL SOFTWARE                                                          (52,019)
                                                                    -----------
TOTAL INFORMATION TECHNOLOGY                                           (112,535)
                                                                    -----------
UTILITIES (1.0)%
  MULTI-UTILITIES (0.1)%
  KeySpan Corp.                                             100          (3,569)
  TECO Energy, Inc.                                         270          (4,638)
                                                                    -----------
TOTAL MULTI-UTILITIES                                                    (8,207)
                                                                    -----------
  ELECTRIC UTILITIES (0.9)%
  PPL Corp.                                                 220          (6,468)
  FPL Group, Inc.                                           700         (29,092)
  TXU Corp.                                               1,910         (95,863)
                                                                    -----------
TOTAL ELECTRIC UTILITIES                                               (131,423)
                                                                    -----------
TOTAL UTILITIES                                                        (139,630)
                                                                    -----------


                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
MATERIALS (1.1)%
  CONTAINERS & PACKAGING 0.0%
  Pactiv Corp.*                                              80     $    (1,760)
  Temple-Inland, Inc.                                        60          (2,691)
                                                                    -----------
TOTAL CONTAINERS & PACKAGING                                             (4,451)
                                                                    -----------
  PAPER & FOREST PRODUCTS (0.1)%
  International Paper Co.                                   280          (9,411)
                                                                    -----------
TOTAL PAPER & FOREST PRODUCTS                                            (9,411)
                                                                    -----------
  METALS & MINING (1.0)%
  Steel Dynamics, Inc.                                      670         (23,792)
  Allegheny Technologies, Inc.                              720         (25,977)
  Freeport-McMoRan Copper &
      Gold, Inc. -- Class B                               1,540         (82,852)
                                                                    -----------
TOTAL METALS & MINING                                                  (132,621)
                                                                    -----------
TOTAL MATERIALS                                                        (146,483)
                                                                    -----------
TELECOMMUNICATION SERVICES (2.3)%
  DIVERSIFIED TELECOMMUNICATION SERVICES (0.1)%
  Valor Communications Group,
      Inc                                                 1,710         (19,494)
                                                                    -----------
TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                                (19,494)
                                                                    -----------
  WIRELESS TELECOMMUNICATION SERVICES (2.2)%
  Sprint Nextel Corp.                                    12,789        (298,751)
                                                                    -----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                              (298,751)
                                                                    -----------
TOTAL TELECOMMUNICATION SERVICES                                       (318,245)
                                                                    -----------
ENERGY (2.6)%
  OIL & GAS (0.3)%
  Sunoco, Inc.                                               60          (4,703)
  Devon Energy Corp.                                        190         (11,882)
  Occidental Petroleum Corp.                                240         (19,171)
                                                                    -----------
TOTAL OIL & GAS                                                         (35,756)
                                                                    -----------


--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  ENERGY EQUIPMENT & SERVICES (2.3)%
  Halliburton Co.                                         5,080     $  (314,757)
                                                                    -----------
TOTAL ENERGY EQUIPMENT & SERVICES                                      (314,757)
                                                                    -----------
TOTAL ENERGY                                                           (350,513)
                                                                    -----------
CONSUMER STAPLES (2.6)%
  PERSONAL PRODUCTS (0.1)%
  Avon Products, Inc.                                       450         (12,847)
                                                                    -----------
TOTAL PERSONAL PRODUCTS                                                 (12,847)
                                                                    -----------
  FOOD & DRUG RETAILING (0.2)%
  Albertson's, Inc.                                         350          (7,472)
  CVS Corp.                                                 780         (20,608)
                                                                    -----------
TOTAL FOOD & DRUG RETAILING                                             (28,080)
                                                                    -----------
  BEVERAGES (0.6)%
  Brown-Forman Corp. -- Class B                             170         (11,784)
  Coca-Cola Enterprises, Inc.                             3,480         (66,712)
                                                                    -----------
TOTAL BEVERAGES                                                         (78,496)
                                                                    -----------
  FOOD PRODUCTS (1.7)%
  WM Wrigley Jr Co.                                         320         (21,277)
  Campbell Soup Co.                                       3,010         (89,608)
  Sara Lee Corp.                                          6,560        (123,984)
                                                                    -----------
TOTAL FOOD PRODUCTS                                                    (234,869)
                                                                    -----------
TOTAL CONSUMER STAPLES                                                 (354,292)
                                                                    -----------
CONSUMER DISCRETIONARY (2.9)%
  LEISURE EQUIPMENT & PRODUCTS 0.0%
  Eastman Kodak Co.                                         110          (2,574)
                                                                    -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                       (2,574)
                                                                    -----------
  HOUSEHOLD DURABLES 0.0%
  Maytag Corp.                                              140          (2,635)
                                                                    -----------
TOTAL HOUSEHOLD DURABLES                                                 (2,635)
                                                                    -----------


                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  INTERNET & CATALOG RETAIL 0.0%
  eBay, Inc.*                                                80     $    (3,460)
                                                                    -----------
TOTAL INTERNET & CATALOG RETAIL                                          (3,460)
                                                                    -----------
  AUTO COMPONENTS 0.0%
  Cooper Tire & Rubber Co.                                  100          (1,532)
  Dana Corp.                                                310          (2,226)
                                                                    -----------
TOTAL AUTO COMPONENTS                                                    (3,758)
                                                                    -----------
  SPECIALTY RETAIL (0.1)%
  Tiffany & Co.                                             140          (5,361)
                                                                    -----------
TOTAL SPECIALTY RETAIL                                                   (5,361)
                                                                    -----------
  MULTILINE RETAIL (0.1)%
  Big Lots, Inc.*                                           190          (2,282)
  Nordstrom, Inc.                                           280         (10,472)
                                                                    -----------
TOTAL MULTILINE RETAIL                                                  (12,754)
                                                                    -----------
  COMMERCIAL SERVICES & SUPPLIES (0.1)%
  H&R Block, Inc.                                           130          (3,191)
  Apollo Group, Inc. -- Class A*                            180         (10,883)
                                                                    -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                    (14,074)
                                                                    -----------
  HOTELS, RESTAURANTS & LEISURE (0.3)%
  International Game
      Technology, Inc.                                      480         (14,774)
  Starbucks Corp.*                                          780         (23,408)
                                                                    -----------
TOTAL HOTELS, RESTAURANTS & LEISURE                                     (38,182)
                                                                    -----------
  MEDIA (2.3)%
  Dow Jones & Co., Inc.                                      80          (2,839)
  Interpublic Group of Cos.,
      Inc.*                                                 720          (6,948)
  McGraw-Hill Cos., Inc.                                    150          (7,744)
  News Corp. -- Class A                                   1,290         (20,060)
  RH Donnelley Corp.*                                       370         (22,799)
  NTL, Inc.*                                                360         (24,509)
  Viacom, Inc. -- Class B*                                2,690         (87,694)


--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Time Warner, Inc.                                       7,950     $  (138,648)
                                                                    -----------
TOTAL MEDIA                                                            (311,241)
                                                                    -----------
TOTAL CONSUMER DISCRETIONARY                                           (394,039)
                                                                    -----------
INDUSTRIALS (3.1)%
  BUILDING PRODUCTS (0.1)%
  Masco Corp.                                               250          (7,548)
                                                                    -----------
TOTAL BUILDING PRODUCTS                                                  (7,548)
                                                                    -----------
  COMMERCIAL SERVICES & SUPPLIES (0.2)%
  Avery Dennison Corp.                                       60          (3,316)
  Allied Waste Industries, Inc.*                          2,780         (24,297)
                                                                    -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                    (27,613)
                                                                    -----------
  AEROSPACE & DEFENSE (0.4)%
  Boeing Co.                                                360         (25,286)
  United Technologies Corp.                                 600         (33,546)
                                                                    -----------
TOTAL AEROSPACE & DEFENSE                                               (58,832)
                                                                    -----------
  MACHINERY (0.5)%
  Caterpillar, Inc.                                       1,240         (71,635)
                                                                    -----------
TOTAL MACHINERY                                                         (71,635)
                                                                    -----------
  AIRLINES (0.7)%
  Southwest Airlines Co.                                  5,490         (90,201)
                                                                    -----------
TOTAL AIRLINES                                                          (90,201)
                                                                    -----------
  ROAD & RAIL (1.2)%
  Union Pacific Corp.                                     2,070        (166,656)
                                                                    -----------
TOTAL ROAD & RAIL                                                      (166,656)
                                                                    -----------
TOTAL INDUSTRIALS                                                      (422,485)
                                                                    -----------
HEALTH CARE (4.1)%
  BIOTECHNOLOGY (0.3)%
  Biogen Idec, Inc.*                                         40          (1,813)


                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Medimmune, Inc.*                                          890     $   (31,168)
                                                                    -----------
TOTAL BIOTECHNOLOGY                                                     (32,981)
                                                                    -----------
  HEALTH CARE PROVIDERS & SERVICES (0.4)%
  Quest Diagnostics, Inc.                                    30          (1,544)
  Tenet Healthcare Corp.*                                 1,200          (9,192)
  Express Scripts, Inc.*                                    160         (13,408)
  Wellpoint, Inc.                                           170         (13,564)
  Per-Se Technologies, Inc.*                                960         (22,426)
                                                                    -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                  (60,134)
                                                                    -----------
  HEALTH CARE EQUIPMENT & SUPPLIES (1.1)%
  Biomet, Inc.                                              130          (4,754)
  St. Jude Medical, Inc.*                                   200         (10,040)
  Mentor Corp.                                              490         (22,579)
  ev3, Inc.*                                              1,830         (26,974)
  Stryker Corp.                                             650         (28,880)
  Baxter International, Inc.                              1,590         (59,864)
                                                                    -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 (153,091)
                                                                    -----------
  PHARMACEUTICALS (2.3)%
  Medicis Pharmaceutical Corp.
      -- Class A                                            700         (22,435)
  Schering-Plough Corp.                                   6,140        (128,019)
  Eli Lilly & Co.                                         2,900        (164,111)
                                                                    -----------
TOTAL PHARMACEUTICALS                                                  (314,565)
                                                                    -----------
TOTAL HEALTH CARE                                                      (560,771)
                                                                    -----------
FINANCIALS (6.3)%
  CAPITAL MARKETS (0.4)%
  T. Rowe Price Group, Inc.                                 130          (9,364)
  Janus Capital Group, Inc.                                 540         (10,060)
  Charles Schwab Corp.                                      960         (14,083)
  Northern Trust Corp.                                      480         (24,874)
                                                                    -----------
TOTAL CAPITAL MARKETS                                                   (58,381)
                                                                    -----------
  INSURANCE (0.5)%
  Ambac Financial Group, Inc.                               100          (7,706)
  Marsh & McLennan Cos., Inc.                               480         (15,245)
  UnumProvident Corp.                                       710         (16,152)


--------------------------------------------------------------------------------

ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
  Aon Corp.                                                 760     $   (27,322)
                                                                    -----------
TOTAL INSURANCE                                                         (66,425)
                                                                    -----------
  THRIFTS & MORTGAGE FINANCE (0.7)%
  MGIC Investment Corp.                                      80          (5,265)
  Golden West Financial Corp.                               280         (18,480)
  Freddie Mac                                               440         (28,754)
  Countrywide Financial Corp.                             1,420         (48,550)
                                                                    -----------
TOTAL THRIFTS & MORTGAGE FINANCE                                       (101,049)
                                                                    -----------
  REAL ESTATE (0.8)%
  Simon Property Group, Inc.                                210         (16,092)
  ProLogis                                                  410         (19,155)
  Brandywine Realty Trust                                   820         (22,886)
  Public Storage, Inc.                                      340         (23,025)
  Equity Office Properties Trust                            980         (29,724)
                                                                    -----------
TOTAL REAL ESTATE                                                      (110,882)
                                                                    -----------
  BANKS (1.0)%
  First Horizon National Corp.                              110          (4,228)
  North Fork Bancorporation,
      Inc                                                   430         (11,765)
  BB&T Corp.                                                480         (20,117)
  TD Banknorth, Inc.                                        780         (22,659)
  Huntington Bancshares, Inc.                               980         (23,275)
  Bank of America Corp.                                     510         (23,537)
  Wachovia Corp.                                            450         (23,787)
                                                                    -----------
TOTAL BANKS                                                            (129,368)
                                                                    -----------
  DIVERSIFIED FINANCIALS (2.9)%
  Moody's Corp.                                             940         (57,735)
  J.P. Morgan Chase & Co.                                 8,400        (333,396)
                                                                    -----------
TOTAL DIVERSIFIED FINANCIALS                                           (391,131)
                                                                    -----------
TOTAL FINANCIALS                                                       (857,236)
                                                                    -----------
TOTAL COMMON STOCKS SOLD SHORT
  (Proceeds $3,669,130)                                              (3,656,229)
                                                                    -----------
TOTAL SHORT SALES (26.8)%
  (Proceeds $3,669,130)                                              (3,656,229)
                                                                    -----------
TOTAL INVESTMENTS 57.9%
  (Cost $7,847,042)                                                 $ 7,897,803
                                                                    -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 42.1%                                               $ 5,737,366
                                                                    -----------
NET ASSETS - 100.0%                                                 $13,635,169
                                                                    -----------


                                                                     UNREALIZED
                                                      CONTRACTS      GAIN (LOSS)
--------------------------------------------------------------------------------
FUTURES CONTRACT PURCHASED
March 2006 U.S. 10Year Treasury
Note Futures Contracts
  (Aggregate Market Value of
  Contracts $1,312,875)                                      12     $    11,587
January 2006 Goldman Sachs
Commodity Index Futures
Contracts
  (Aggregate Market Value of
  Contracts $539,813)                                         5         (10,180)
March 2006 S&P MidCap 400 Index
Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $742,100)                                        10     $    (9,458)
March 2006 S&P 500 Index Mini
Futures Contracts
  (Aggregate Market Value of
  Contracts $751,350)                                        12         (12,303)
March 2006 Russell 2000 Index
Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $742,170)                                        11         (21,276)
(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS
$4,088,308)                                                         $   (41,630)
                                                                    -----------
FUTURES CONTRACTS SOLD
SHORT
March 2006 U.S. Dollar Index
Futures Contracts
  (Aggregate Market Value of
  Contracts $1,910,160)                                      21     $       269
                                                                    -----------
 *    Non-Income Producing Security.
      ADR--American Depository Receipt.


--------------------------------------------------------------------------------

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------


                                                          MARKET
                                          SHARES           VALUE
-----------------------------------------------------------------
COMMON STOCKS  72.7%
INDUSTRIALS 13.7%
  ROAD & RAIL 3.1%
  Norfolk Southern Corp.+                  2,030   $      91,005
  Burlington Northern Santa Fe
      Corp.                                  560          39,659
  Canadian National Railway Co.              210          16,798
  CSX Corp.                                  240          12,185
  Canadian Pacific Railway Ltd.              210           8,810
  J.B. Hunt Transport Services,
      Inc.                                   310           7,018
  CNF, Inc.                                  110           6,148
  Landstar System, Inc.                      130           5,426
  Kansas City Southern*                      220           5,375
  Yellow Roadway Corp.*                      120           5,353
  Laidlaw International, Inc.                230           5,343
  Knight Transportation, Inc.                240           4,975
  Florida East Coast
      Industries, Inc.                       100           4,237
  Heartland Express, Inc.                    200           4,058
                                                   --------------
TOTAL ROAD & RAIL                                        216,390
                                                   --------------
  AEROSPACE & DEFENSE 2.0%
  Northrop Grumman Corp.+                  2,330         140,056
  Goodrich Corp.                              90           3,699
                                                   --------------
TOTAL AEROSPACE & DEFENSE                                143,755
                                                   --------------
  TRADING COMPANIES & DISTRIBUTORS 1.9%
  W.W. Grainger, Inc.                        310          22,041
  Fastenal Co.                               520          20,379
  MSC Industrial Direct Co. --
      Class A                                360          14,479
  United Rentals, Inc.*                      530          12,397
  Hughes Supply, Inc.                        340          12,189
  WESCO International, Inc.*                 280          11,964
  GATX Corp.                                 310          11,185
  Watsco, Inc.                               180          10,766
  Applied Industrial
      Technologies, Inc.                     270           9,096
  Beacon Roofing Supply, Inc.*               260           7,470
                                                   --------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                   131,966
                                                   --------------

                                                          MARKET
                                          SHARES           VALUE
-----------------------------------------------------------------
  CONSTRUCTION & ENGINEERING 1.9%
  Fluor Corp.                                280   $      21,633
  Jacobs Engineering Group,
      Inc.*                                  220          14,932
  Shaw Group, Inc.*                          430          12,509
  McDermott International, Inc.*             280          12,491
  Foster Wheeler, Ltd.*                      280          10,298
  URS Corp.*                                 270          10,155
  Chicago Bridge & Iron NV Co.               400          10,084
  Quanta Services, Inc.*                     690           9,087
  Granite Construction, Inc.                 240           8,618
  Washington Group
      International, Inc.*                   160           8,475
  EMCOR Group, Inc.*                         120           8,104
  Insituform Technologies, Inc.
      -- Class A*                            260           5,036
                                                   --------------
TOTAL CONSTRUCTION & ENGINEERING                         131,422
                                                   --------------
  COMMERCIAL SERVICES & SUPPLIES 1.7%
  Cendant Corp.                            2,470          42,607
  Waste Management, Inc.                   1,330          40,366
  Monster Worldwide, Inc.*                   510          20,818
  Robert Half International,
      Inc.                                   420          15,914
                                                   --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                     119,705
                                                   --------------
  AIRLINES 1.6%
  Ryanair Holdings  PLC -- SP
      ADR*                                   410          22,956
  Gol Linhas Aereas
      Inteligentes SA -- SP ADR              650          18,336
  AMR Corp.*                                 670          14,894
  JetBlue Airways Corp.*                     800          12,304
  Lan Airlines SA-SP ADR                     300          11,244
  Continental Airlines, Inc. --
      Class B*                               440           9,372
  AirTran Holdings, Inc. *                   530           8,496
  SkyWest, Inc.                              300           8,058
  Alaska Air Group, Inc.*                    200           7,144
                                                   --------------
TOTAL AIRLINES                                           112,804
                                                   --------------
  MACHINERY 1.4%
  Ingersoll-Rand Co. -- Class A            1,400          56,518
  Cummins, Inc.                              290          26,022

----------------------------------------------------------------

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------


                                                          MARKET
                                          SHARES           VALUE
-----------------------------------------------------------------
  Parker Hannifin Corp.                      280   $      18,469
                                                   --------------
TOTAL MACHINERY                                          101,009
                                                   --------------
  AIR FREIGHT & COURIERS 0.1%
  Ryder System, Inc.                         120           4,922
                                                   --------------
TOTAL AIR FREIGHT & COURIERS                               4,922
                                                   --------------
  ELECTRICAL EQUIPMENT 0.0%
  American Power Conversion
      Corp.                                  150           3,300
                                                   --------------
TOTAL ELECTRICAL EQUIPMENT                                 3,300
                                                   --------------
TOTAL INDUSTRIALS                                        965,273
                                                   --------------
FINANCIALS 11.1%
  INSURANCE 4.5%
  Prudential Financial, Inc.+              1,160          84,900
  AFLAC, Inc.                              1,130          52,455
  Chubb Corp.                                470          45,896
  ACE Ltd.                                   690          36,874
  XL Capital Ltd.                            530          35,711
  Loews Corp.                                220          20,867
  MBIA, Inc.                                 320          19,251
  SAFECO Corp.                               310          17,515
                                                   --------------
TOTAL INSURANCE                                          313,469
                                                   --------------
  CAPITAL MARKETS 4.1%
  Goldman Sachs Group, Inc.+               1,130         144,312
  E*Trade Financial Corp.*                 1,280          26,701
  Franklin Resources, Inc.                   180          16,922
  UBS AG                                     150          14,273
  Merrill Lynch & Co., Inc.                  170          11,514
  Morgan Stanley*                            200          11,348
  Credit Suisse Group -- SP ADR              220          11,209
  Deutsche Bank AG                           100           9,687
  Nomura Holdings, Inc. -- SP ADR            450           8,649
  Lehman Brothers Holdings, Inc.              60           7,690
  Bank of New York Co., Inc.                 220           7,007
  State Street Corp.                         110           6,098
  Mellon Financial Corp.                     160           5,480
  Legg Mason, Inc.                            40           4,788

                                                          MARKET
                                          SHARES           VALUE
-----------------------------------------------------------------
  Bear Stearns Cos., Inc.                     40   $       4,621
                                                   --------------
TOTAL CAPITAL MARKETS                                    290,299
                                                   --------------
  THRIFTS & MORTGAGE FINANCE 1.0%
  Fannie Mae+                              1,330          64,917
  Freddie Mac                                130           8,496
                                                   --------------
TOTAL THRIFTS & MORTGAGE FINANCE                          73,413
                                                   --------------
  BANKS 0.7%
  National City Corp.                      1,520          51,026
                                                   --------------
TOTAL BANKS                                               51,026
                                                   --------------
  DIVERSIFIED FINANCIALS 0.4%
  CIT Group, Inc.                            500          25,890
                                                   --------------
TOTAL DIVERSIFIED FINANCIALS                              25,890
                                                   --------------
  REAL ESTATE 0.4%
  Plum Creek Timber Co., Inc.
      (REIT)                                 410          14,780
  Archstone-Smith Trust                      240          10,054
                                                   --------------
TOTAL REAL ESTATE                                         24,834
                                                   --------------
TOTAL FINANCIALS                                         778,931
                                                   --------------
HEALTH CARE 10.5%
  HEALTH CARE PROVIDERS & SERVICES 4.2%
  Aetna, Inc. +                              970          91,481
  CIGNA Corp.                                320          35,744
  McKesson Corp.                             550          28,374
  Medco Health Solutions, Inc.*              480          26,784
  HCA, Inc.                                  460          23,230
  AmerisourceBergen Corp.                    380          15,732
  WellPoint, Inc.*                           180          14,362
  Cardinal Health, Inc.                      170          11,688
  Humana, Inc.*                              200          10,866
  Caremark Rx, Inc.*                         200          10,358
  Health Management Associates,
      Inc. -- Class A                        350           7,686
  Coventry Health Care, Inc.*                100           5,696
  Laboratory Corporation of
      America Holdings*                      100           5,385
  Patterson Cos., Inc.*                      100           3,340

----------------------------------------------------------------

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------


                                                          MARKET
                                          SHARES           VALUE
-----------------------------------------------------------------
  Manor Care, Inc.                            60   $       2,386
  Quest Diagnostics, Inc.                     10             515
                                                   --------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                   293,627
                                                   --------------
  PHARMACEUTICALS 2.3%
  Pfizer, Inc.+                            4,920         114,734
  Merck & Co., Inc.                        1,470          46,761
                                                   --------------
TOTAL PHARMACEUTICALS                                    161,495
                                                   --------------
  HEALTH CARE EQUIPMENT & SUPPLIES 2.2%
  Guidant Corp.+                             970          62,807
  Boston Scientific Corp.*+                2,000          48,980
  Fisher Scientific
      International, Inc.*                   360          22,270
  Waters Corp.*                              340          12,852
  PerkinElmer, Inc.                          380           8,953
                                                   --------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                   155,862
                                                   --------------
  BIOTECHNOLOGY 1.8%
  Gilead Sciences, Inc.*                     560          29,473
  Genentech, Inc.*                           240          22,200
  Amgen, Inc.*                               280          22,081
  Genzyme Corp.*                             130           9,201
  Celgene Corp.*                             120           7,776
  Applera Corp. - Applied
      Biosystems Group                       200           5,312
  Amylin Pharmaceuticals, Inc.*              130           5,189
  Invitrogen Corp.*                           70           4,665
  Protein Design Labs, Inc.*                 160           4,547
  ImClone Systems, Inc.*                     120           4,109
  Affymetrix, Inc.*                           80           3,820
  Charles River Laboratories
      International, Inc.*                    90           3,813
  Chiron Corp.*                               50           2,223
  Biogen Idec, Inc.*                          20             907
                                                   --------------
TOTAL BIOTECHNOLOGY                                      125,316
                                                   --------------
TOTAL HEALTH CARE                                        736,300
                                                   --------------
INFORMATION TECHNOLOGY 9.3%
  INTERNET SOFTWARE & SERVICES 4.6%
  Yahoo!, Inc.*                            2,530          99,125
  Google, Inc. -- Class A*+                  220          91,269

                                                          MARKET
                                          SHARES           VALUE
-----------------------------------------------------------------
  VeriSign, Inc.*                            900   $      19,728
  Akamai Technologies, Inc.*                 700          13,951
  CNET Networks, Inc.*                       780          11,458
  aQuantive, Inc.*                           450          11,358
  ValueClick, Inc.*                          560          10,142
  Websense, Inc.*                            150           9,846
  EarthLink, Inc.*                           860           9,555
  Digitas, Inc.*                             740           9,265
  Openwave Systems, Inc.*                    500           8,735
  Sina Corp.*                                360           8,698
  Netease.com, Inc. -- SP ADR*               150           8,424
  Digital River, Inc.*                       250           7,435
  WebEx Communications, Inc.*                310           6,705
                                                   --------------
TOTAL INTERNET SOFTWARE & SERVICES                       325,694
                                                   --------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT
      2.7%
  Broadcom Corp. -- Class A*               1,170          55,166
  Texas Instruments, Inc.                  1,390          44,577
  Advanced Micro Devices, Inc.*            1,040          31,824
  Micron Technology, Inc.*                 1,620          21,562
  Freescale Semiconductor, Inc.
      -- Class B*                            740          18,626
  Novellus Systems, Inc.*                    360           8,683
  Teradyne, Inc.*                            520           7,576
  LSI Logic Corp.*                           330           2,640
                                                   --------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                190,654
                                                   --------------
  COMMUNICATIONS EQUIPMENT 0.8%
  Corning, Inc.*                           2,310          45,415
  Dycom Industries, Inc.*                    460          10,120
                                                   --------------
TOTAL COMMUNICATIONS EQUIPMENT                            55,535
                                                   --------------
  COMPUTERS & PERIPHERALS 0.6%
  Apple Computer, Inc.*+                     590          42,415
                                                   --------------
TOTAL COMPUTERS & PERIPHERALS                             42,415
                                                   --------------
  IT CONSULTING & SERVICES 0.3%
  Computer Sciences Corp.*                   180           9,115
  Affiliated Computer Services,
      Inc. -- Class A*                       120           7,102
  Sabre Holdings Corp.                       130           3,134

----------------------------------------------------------------

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------


                                                          MARKET
                                          SHARES           VALUE
-----------------------------------------------------------------
  Convergys Corp.*                           140   $       2,219
                                                   --------------
TOTAL IT CONSULTING & SERVICES                            21,570
                                                   --------------
  OFFICE ELECTRONICS 0.2%
  Xerox Corp.*                               930          13,624
                                                   --------------
TOTAL OFFICE ELECTRONICS                                  13,624
                                                   --------------
  SOFTWARE 0.1%
  Parametric Technology Corp.*               720           4,392
  Compuware Corp.*                           330           2,960
                                                   --------------
TOTAL SOFTWARE                                             7,352
                                                   --------------
TOTAL INFORMATION TECHNOLOGY                             656,844
                                                   --------------
ENERGY 8.4%
  OIL & GAS 6.5%
  Valero Energy Corp.+                     2,510         129,516
  Williams Cos., Inc.+                     5,080         117,703
  ConocoPhillips                           1,250          72,725
  Exxon Mobil Corp.                          260          14,604
  Amerada Hess Corp.                         110          13,950
  Royal Dutch Shell  PLC -- SP
      ADR                                    210          12,913
  Kerr-McGee Corp.                           140          12,720
  BP PLC -- SP ADR                           180          11,559
  PetroChina Co. Ltd. -- SP ADR              110           9,016
  Total SA -- SP ADR                          70           8,848
  ENI-Ente Nazionale
      Idrocarburi -- SP ADR                   60           8,368
  Chevron Corp.                              140           7,948
  Petroleo Brasiliero SA --
      Petrobras                              100           7,127
  China Petroleum & Chemical
      Corp. -- SP ADR                        110           5,456
  Imperial Oil Ltd.                           50           4,980
  EnCana Corp.                               110           4,968
  Occidental Petroleum Corp.                  60           4,793
  Repsol YPF SA -- SP ADR                    160           4,706
  Statoil ASA -- SP ADR                      120           2,755
                                                   --------------
TOTAL OIL & GAS                                          454,655
                                                   --------------
  ENERGY EQUIPMENT & SERVICES 1.9%
  Rowan Cos., Inc.                           530          18,889

                                                          MARKET
                                          SHARES           VALUE
-----------------------------------------------------------------
  Schlumberger Ltd.                          180   $      17,487
  Transocean, Inc.*                          160          11,150
  Weatherford International
      Ltd.*                                  270           9,774
  Baker Hughes, Inc.                         160           9,725
  Nabors Industries Ltd.*                    110           8,332
  BJ Services Co.                            220           8,067
  Tenaris SA -- SP ADR                        70           8,015
  GlobalSantaFe Corp.                        150           7,223
  Noble Corp.                                100           7,054
  Diamond Offshore Drilling,
      Inc.                                   100           6,956
  Smith International, Inc.                  170           6,309
  ENSCO International, Inc.                  130           5,766
  Patterson-UTI Energy, Inc.                 160           5,272
  Precision Drilling Trust                   150           4,935
                                                   --------------
TOTAL ENERGY EQUIPMENT & SERVICES                        134,954
                                                   --------------
TOTAL ENERGY                                             589,609
                                                   --------------
CONSUMER STAPLES 6.8%
  FOOD PRODUCTS 3.0%
  Archer-Daniels-Midland Co.+              4,430         109,244
  General Mills, Inc.                      1,060          52,279
  Hershey Co.                                880          48,620
                                                   --------------
TOTAL FOOD PRODUCTS                                      210,143
                                                   --------------
  FOOD & DRUG RETAILING 2.0%
  Costco Wholesale Corp.+                  1,720          85,088
  Safeway, Inc.                            1,610          38,093
  Supervalu, Inc.                            440          14,291
                                                   --------------
TOTAL FOOD & DRUG RETAILING                              137,472
                                                   --------------
  TOBACCO 1.7%
  Altria Group, Inc.+                        740          55,293
  Reynolds American, Inc.                    420          40,038
  UST, Inc.                                  590          24,090
                                                   --------------
TOTAL TOBACCO                                            119,421
                                                   --------------

----------------------------------------------------------------

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------


                                                          MARKET
                                          SHARES           VALUE
-----------------------------------------------------------------
  BEVERAGES 0.1%
  Molson Coors Brewing Co. --
      Class B                                160   $      10,719
                                                   --------------
TOTAL BEVERAGES                                           10,719
                                                   --------------
TOTAL CONSUMER STAPLES                                   477,755
                                                   --------------
CONSUMER DISCRETIONARY 5.1%
  MEDIA 1.9%
  Comcast Corp. -- Class A*                2,710          70,352
  The Walt Disney Co.+                     2,540          60,884
                                                   --------------
TOTAL MEDIA                                              131,236
                                                   --------------
  MULTILINE RETAIL 1.0%
  Federated Department Stores,
      Inc.                                   430          28,522
  Sears Holdings Corp.*                      160          18,485
  J.C. Penney Holding Co., Inc.              200          11,120
  Dillard's, Inc. -- Class A                 250           6,205
  Family Dollar Stores, Inc.                 220           5,454
                                                   --------------
TOTAL MULTILINE RETAIL                                    69,786
                                                   --------------
  AUTOMOBILES 0.5%
  Ford Motor Co.                           2,500          19,300
  General Motors Corp.                       980          19,032
                                                   --------------
TOTAL AUTOMOBILES                                         38,332
                                                   --------------
  HOTELS, RESTAURANTS & LEISURE 0.4%
  Marriott International, Inc.
      -- Class A                             270          18,082
  Harrah's Entertainment, Inc.               150          10,693
                                                   --------------
TOTAL HOTELS, RESTAURANTS & LEISURE                       28,775
                                                   --------------
  AUTO COMPONENTS 0.4%
  Johnson Controls, Inc.                     330          24,060
  Goodyear Tire & Rubber Co.*                140           2,433
  Delphi Corp.                               690             201
                                                   --------------
TOTAL AUTO COMPONENTS                                     26,694
                                                   --------------
  TEXTILES & APPAREL 0.3%
  VF Corp.                                   190          10,514
  Reebok International Ltd.                  120           6,988

                                                          MARKET
                                          SHARES           VALUE
-----------------------------------------------------------------
  Jones Apparel Group, Inc.                  210   $       6,451
                                                   --------------
TOTAL TEXTILES & APPAREL                                  23,953
                                                   --------------
  HOUSEHOLD DURABLES 0.3%
  Pulte Homes, Inc.                          520          20,467
                                                   --------------
TOTAL HOUSEHOLD DURABLES                                  20,467
                                                   --------------
  SPECIALTY RETAIL 0.2%
  Office Depot, Inc.*                        250           7,850
  Circuit City Stores, Inc.                  230           5,196
                                                   --------------
TOTAL SPECIALTY RETAIL                                    13,046
                                                   --------------
  LEISURE EQUIPMENT & PRODUCTS 0.1%
  Brunswick Corp.                            170           6,912
                                                   --------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                         6,912
                                                   --------------
TOTAL CONSUMER DISCRETIONARY                             359,201
                                                   --------------
MATERIALS 3.4%
  METALS & MINING 2.7%
  Phelps Dodge Corp.                         250          35,967
  Nucor Corp.                                330          22,018
  United States Steel Corp.                  390          18,747
  BHP Billiton Ltd. -- SP ADR                530          17,713
  Rio Tinto  PLC -- SP ADR                    80          14,623
  Anglo American  PLC -- ADR                 380          13,216
  Companhia Vale do Rio Doce --
      SP ADR                                 290          11,931
  Alcoa, Inc.                                310           9,167
  Newmont Mining Corp.                       170           9,078
  POSCO -- SP ADR                            150           7,426
  Mittal Steel NV Co. -- Class A             270           7,109
  Barrick Gold Corp.                         250           6,968
  Alcan, Inc.                                160           6,552
  AngloGold Ashanti Ltd. -- SP
      ADR                                    130           6,413
  Falconbridge Ltd.                          190           5,630
                                                   --------------
TOTAL METALS & MINING                                    192,558
                                                   --------------
  PAPER & FOREST PRODUCTS 0.5%
  Weyerhaeuser Co.                           320          21,229
  MeadWestvaco Corp.                         390          10,931

----------------------------------------------------------------

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------


                                                          MARKET
                                          SHARES           VALUE
-----------------------------------------------------------------
  Louisiana-Pacific Corp.                    140   $       3,846
                                                   --------------
TOTAL PAPER & FOREST PRODUCTS                             36,006
                                                   --------------
  CONSTRUCTION MATERIALS 0.2%
  Vulcan Materials Co.                       160          10,840
                                                   --------------
TOTAL CONSTRUCTION MATERIALS                              10,840
                                                   --------------
TOTAL MATERIALS                                          239,404
                                                   --------------
TELECOMMUNICATION SERVICES 2.5%
  DIVERSIFIED TELECOMMUNICATION SERVICES
      2.2%
  AT&T, Inc.                               2,520          61,715
  BellSouth Corp.                          1,770          47,967
  Verizon Communications, Inc.             1,270          38,252
  CenturyTel, Inc.                           130           4,311
                                                   --------------
TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                 152,245
                                                   --------------
  WIRELESS TELECOMMUNICATION SERVICES 0.3%
  Alltel Corp.                               320          20,192
                                                   --------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                 20,192
                                                   --------------
TOTAL TELECOMMUNICATION SERVICES                         172,437
                                                   --------------
UTILITIES 1.9%
  ELECTRIC UTILITIES 1.1%
  Exelon Corp.                               720          38,261
  Entergy Corp.                              200          13,730
  American Electric Power Co.,
      Inc.                                   370          13,723
  Allegheny Energy, Inc.*                    280           8,862
  Pinnacle West Capital Corp.                100           4,135
                                                   --------------
TOTAL ELECTRIC UTILITIES                                  78,711
                                                   --------------
  MULTI-UTILITIES 0.8%
  Duke Energy Corp.                          990          27,175
  PG&E Corp.                                 360          13,363
  Constellation Energy Group,
      Inc.                                   190          10,944

                                                          MARKET
                                          SHARES           VALUE
-----------------------------------------------------------------
  NiSource, Inc.                             260   $       5,424
                                                   --------------
TOTAL MULTI-UTILITIES                                     56,906
                                                   --------------
TOTAL UTILITIES                                          135,617
                                                   --------------
TOTAL COMMON STOCKS
  (Cost $5,008,930)                                    5,111,371
                                                   --------------
                                       CONTRACTS
-----------------------------------------------------------------
OPTIONS
PURCHASED
0.0%
Put Options on:
  January 2006 S&P 500 Index
  Futures Contracts
    Expiring January 2006 with
    strike price of 1160                       8           1,000
                                                   --------------
TOTAL OPTIONS PURCHASED
  (Cost $1,632)                                            1,000
                                                   --------------
                                            FACE
                                          AMOUNT
-----------------------------------------------------------------
REPURCHASE
AGREEMENTS
20.9%
Collateralized by U.S. Treasury
Obligations

Credit Suisse First Boston at
  3.45% due 01/03/06+                 $1,148,696       1,148,696
Lehman Brothers, Inc. at
  3.40% due 01/03/06                      53,076          53,076
Morgan Stanley at
  3.30% due 01/03/06                     109,536         109,536
Bear Stearns Cos., Inc. at
  3.10% due 01/03/06                     149,367         149,367
Citigroup, Inc. at
  2.90% due 01/03/06                  $    9,958   $       9,958
                                                   --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,470,633)                                   1,470,633
                                                   --------------

TOTAL LONG SECURITIES 93.5%
  (Cost $6,481,195)                                    6,583,004
                                                   --------------

----------------------------------------------------------------

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------


                                                          MARKET
                                          SHARES           VALUE
-----------------------------------------------------------------
COMMON STOCKS SOLD SHORT  (47.1)%
INFORMATION TECHNOLOGY (1.2)%
  IT CONSULTING & SERVICES 0.0%
  Unisys Corp.*                              170            (991)
                                                   --------------
TOTAL IT CONSULTING & SERVICES                              (991)
                                                   --------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.0%
  Symbol Technologies, Inc.                  120          (1,538)
                                                   --------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                  (1,538)
                                                   --------------
  COMPUTERS & PERIPHERALS (0.1)%
  NCR Corp.*                                  90          (3,055)
                                                   --------------
TOTAL COMPUTERS & PERIPHERALS                             (3,055)
                                                   --------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT
      (0.1)%
  Nvidia Corp.*                              180          (6,581)
                                                   --------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                 (6,581)
                                                   --------------
  COMMUNICATIONS EQUIPMENT (0.5)%
  Comverse Technology, Inc.*                 380         (10,104)
  ADC Telecommunications, Inc.*            1,050         (23,457)
                                                   --------------
TOTAL COMMUNICATIONS EQUIPMENT                           (33,561)
                                                   --------------
  SOFTWARE (0.5)%
  Symantec Corp.*                            360          (6,300)
  Adobe Systems, Inc.                        250          (9,240)







                                                          MARKET
                                  SHARES                   VALUE
-----------------------------------------------------------------
  Autodesk, Inc.                             440   $     (18,898)
                                                   --------------
TOTAL SOFTWARE                                           (34,438)
                                                   --------------
TOTAL INFORMATION TECHNOLOGY                             (80,164)
                                                   --------------
UTILITIES (1.8)%
  MULTI-UTILITIES (0.1)%
  KeySpan Corp.                              100          (3,569)
  TECO Energy, Inc.                          370          (6,356)
                                                   --------------
TOTAL MULTI-UTILITIES                                     (9,925)
                                                   --------------
  ELECTRIC UTILITIES (1.7)%
  PPL Corp.                                  210          (6,174)
  FPL Group, Inc.                            220          (9,143)
  TXU Corp.                                2,019        (101,334)
                                                   --------------
TOTAL ELECTRIC UTILITIES                                (116,651)
                                                   --------------
TOTAL UTILITIES                                         (126,576)
                                                   --------------
MATERIALS (1.8)%
  CONTAINERS & PACKAGING (0.1)%
  Pactiv Corp.*                               80          (1,760)
  Temple-Inland, Inc.                         60          (2,691)
                                                   --------------
TOTAL CONTAINERS & PACKAGING                              (4,451)
                                                   --------------
  PAPER & FOREST PRODUCTS (0.1)%
  International Paper Co.                    270          (9,075)
                                                   --------------
TOTAL PAPER & FOREST PRODUCTS                             (9,075)
                                                   --------------
  METALS & MINING (1.6)%
  Allegheny Technologies, Inc.               770         (27,782)
  Freeport-McMoRan Copper &
      Gold, Inc. -- Class B                1,599         (86,026)
                                                   --------------
TOTAL METALS & MINING                                   (113,808)
                                                   --------------
TOTAL MATERIALS                                         (127,334)
                                                   --------------

----------------------------------------------------------------

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------


                                                          MARKET
                                          SHARES           VALUE
-----------------------------------------------------------------
TELECOMMUNICATION SERVICES (4.3)%
  DIVERSIFIED TELECOMMUNICATION SERVICES
      (0.4)%
  AT&T, Inc.                               1,000   $     (24,508)
                                                   --------------
TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                 (24,508)
                                                   --------------
  WIRELESS TELECOMMUNICATION SERVICES
      (3.9)%
  Sprint Nextel Corp.                     11,805        (275,765)
                                                   --------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES               (275,765)
                                                   --------------
TOTAL TELECOMMUNICATION SERVICES                        (300,273)
                                                   --------------
CONSUMER STAPLES (4.9)%
  PERSONAL PRODUCTS (0.2)%
  Avon Products, Inc.                        440         (12,562)
                                                   --------------
TOTAL PERSONAL PRODUCTS                                  (12,562)
                                                   --------------
  FOOD & DRUG RETAILING (0.4)%
  Albertson's, Inc.                          340          (7,259)
  CVS Corp.                                  760         (20,079)
                                                   --------------
TOTAL FOOD & DRUG RETAILING                              (27,338)
                                                   --------------
  BEVERAGES (1.1)%
  Brown-Forman Corp. -- Class B              240         (16,637)
  Coca-Cola Enterprises, Inc.              3,209         (61,516)
                                                   --------------
TOTAL BEVERAGES                                          (78,153)
                                                   --------------
  FOOD PRODUCTS (3.2)%
  WM Wrigley Jr Co.                          440         (29,256)
  Campbell Soup Co.                        2,779         (82,731)
  Sara Lee Corp.                           6,087        (115,044)
                                                   --------------
TOTAL FOOD PRODUCTS                                     (227,031)
                                                   --------------
TOTAL CONSUMER STAPLES                                  (345,084)
                                                   --------------
ENERGY (4.9)%
  OIL & GAS (0.2)%
  Sunoco, Inc.                                60          (4,703)

                                                          MARKET
                                          SHARES           VALUE
-----------------------------------------------------------------
  Devon Energy Corp.                         190   $     (11,882)
                                                   --------------
TOTAL OIL & GAS                                          (16,585)
                                                   --------------
  ENERGY EQUIPMENT & SERVICES (4.7)%
  Halliburton Co.                          5,328        (330,123)
                                                   --------------
TOTAL ENERGY EQUIPMENT & SERVICES                       (330,123)
                                                   --------------
TOTAL ENERGY                                            (346,708)
                                                   --------------
CONSUMER DISCRETIONARY (5.4)%
  HOUSEHOLD DURABLES 0.0%
  Maytag Corp.                               130          (2,447)
                                                   --------------
TOTAL HOUSEHOLD DURABLES                                  (2,447)
                                                   --------------
  LEISURE EQUIPMENT & PRODUCTS (0.1)%
  Eastman Kodak Co.                          110          (2,574)
                                                   --------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                        (2,574)
                                                   --------------
  AUTO COMPONENTS (0.1)%
  Cooper Tire & Rubber Co.                   100          (1,532)
  Dana Corp.                                 290          (2,082)
                                                   --------------
TOTAL AUTO COMPONENTS                                     (3,614)
                                                   --------------
  SPECIALTY RETAIL (0.1)%
  Tiffany & Co.                              200          (7,658)
                                                   --------------
TOTAL SPECIALTY RETAIL                                    (7,658)
                                                   --------------
  MULTILINE RETAIL (0.2)%
  Big Lots, Inc.*                            180          (2,162)
  Nordstrom, Inc.                            380         (14,212)
                                                   --------------
TOTAL MULTILINE RETAIL                                   (16,374)
                                                   --------------
  COMMERCIAL SERVICES & SUPPLIES (0.3)%
  H&R Block, Inc.                            130          (3,191)
  Apollo Group, Inc. -- Class A*             250         (15,115)
                                                   --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                     (18,306)
                                                   --------------

----------------------------------------------------------------

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------


                                                          MARKET
                                          SHARES           VALUE
-----------------------------------------------------------------
  INTERNET & CATALOG RETAIL (0.4)%
  eBay, Inc.*                                710   $     (30,708)
                                                   --------------
TOTAL INTERNET & CATALOG RETAIL                          (30,708)
                                                   --------------
  HOTELS, RESTAURANTS & LEISURE (0.7)%
  Hilton Hotels Corp.                         50          (1,205)
  International Game
      Technology, Inc.                       600         (18,468)
  Starbucks Corp.*                         1,070         (32,111)
                                                   --------------
TOTAL HOTELS, RESTAURANTS & LEISURE                      (51,784)
                                                   --------------
  MEDIA (3.5)%
  Dow Jones & Co., Inc.                      110          (3,904)
  Interpublic Group of Cos.,
      Inc.*                                  660          (6,369)
  McGraw-Hill Cos., Inc.                     140          (7,228)
  News Corp. -- Class A                    1,239         (19,267)
  Viacom, Inc. -- Class B*                 2,479         (80,815)
  Time Warner, Inc.                        7,337        (127,957)
                                                   --------------
TOTAL MEDIA                                             (245,540)
                                                   --------------
TOTAL CONSUMER DISCRETIONARY                            (379,005)
                                                   --------------
INDUSTRIALS (6.1)%
  BUILDING PRODUCTS (0.1)%
  Masco Corp.                                250          (7,548)
                                                   --------------
TOTAL BUILDING PRODUCTS                                   (7,548)
                                                   --------------
  COMMERCIAL SERVICES & SUPPLIES (0.4)%
  Avery Dennison Corp.                        60          (3,316)
  Allied Waste Industries, Inc.*           2,569         (22,453)
                                                   --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                     (25,769)
                                                   --------------
  AIRLINES (1.0)%
  Southwest Airlines Co.                   4,508         (74,067)
                                                   --------------
TOTAL AIRLINES                                           (74,067)
                                                   --------------
  AEROSPACE & DEFENSE (1.2)%
  United Technologies Corp.                  580         (32,428)

                                                          MARKET
                                          SHARES           VALUE
-----------------------------------------------------------------
  Boeing Co.                                 740   $     (51,977)
                                                   --------------
TOTAL AEROSPACE & DEFENSE                                (84,405)
                                                   --------------
  MACHINERY (1.3)%
  Caterpillar, Inc.                        1,529         (88,330)
                                                   --------------
TOTAL MACHINERY                                          (88,330)
                                                   --------------
  ROAD & RAIL (2.1)%
  Union Pacific Corp.                      1,839        (148,058)
                                                   --------------
TOTAL ROAD & RAIL                                       (148,058)
                                                   --------------
TOTAL INDUSTRIALS                                       (428,177)
                                                   --------------
HEALTH CARE (6.8)%
  BIOTECHNOLOGY (0.5)%
  Medimmune, Inc.*                           920         (32,219)
                                                   --------------
TOTAL BIOTECHNOLOGY                                      (32,219)
                                                   --------------
  HEALTH CARE PROVIDERS & SERVICES (0.7)%
  Tenet Healthcare Corp.*                  1,110          (8,502)
  Express Scripts, Inc.*                     210         (17,598)
  UnitedHealth Group, Inc.                   340         (21,128)
                                                   --------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                   (47,228)
                                                   --------------
  HEALTH CARE EQUIPMENT & SUPPLIES (1.5)%
  Biomet, Inc.                               130          (4,754)
  St. Jude Medical, Inc.*                    190          (9,538)
  Stryker Corp.                              880         (39,098)
  Baxter International, Inc.               1,469         (55,308)
                                                   --------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                  (108,698)
                                                   --------------
  PHARMACEUTICALS (4.1)%
  Schering-Plough Corp.                    6,717        (140,049)
  Eli Lilly & Co.                          2,679        (151,605)
                                                   --------------
TOTAL PHARMACEUTICALS                                   (291,654)
                                                   --------------
TOTAL HEALTH CARE                                       (479,799)
                                                   --------------

----------------------------------------------------------------

HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------


                                                          MARKET
                                          SHARES           VALUE
-----------------------------------------------------------------
FINANCIALS (9.9)%
  BANKS (0.2)%
  First Horizon National Corp.               110   $      (4,229)
  North Fork Bancorporation,
      Inc.                                   420         (11,491)
                                                   --------------
TOTAL BANKS                                              (15,720)
                                                   --------------
  INSURANCE (0.9)%
  Ambac Financial Group, Inc.                 90          (6,935)
  Marsh & McLennan Cos., Inc.                460         (14,610)
  UnumProvident Corp.                        660         (15,015)
  Aon Corp.                                  700         (25,165)
                                                   --------------
TOTAL INSURANCE                                          (61,725)
                                                   --------------
  THRIFTS & MORTGAGE FINANCE (0.9)%
  MGIC Investment Corp.                       80          (5,265)
  Golden West Financial Corp.                270         (17,820)
  Countrywide Financial Corp.              1,309         (44,755)
                                                   --------------
TOTAL THRIFTS & MORTGAGE FINANCE                         (67,840)
                                                   --------------
  REAL ESTATE (1.2)%
  ProLogis                                   570         (26,631)
  Equity Office Properties Trust             910         (27,600)
  Simon Property Group, Inc.                 400         (30,652)
                                                   --------------
TOTAL REAL ESTATE                                        (84,883)
                                                   --------------
  CAPITAL MARKETS (1.3)%
  Janus Capital Group, Inc.                  500          (9,315)
  T. Rowe Price Group, Inc.                  240         (17,287)
  Charles Schwab Corp.                     1,939         (28,445)
  Northern Trust Corp.                       660         (34,201)
                                                   --------------
TOTAL CAPITAL MARKETS                                    (89,248)
                                                   --------------
  DIVERSIFIED FINANCIALS (5.4)%
  Moody's Corp.                            1,170         (71,862)

                                                          MARKET
                                          SHARES           VALUE
-----------------------------------------------------------------
  J.P. Morgan Chase & Co.                  7,757   $    (307,875)
                                                   --------------
TOTAL DIVERSIFIED FINANCIALS                            (379,737)
                                                   --------------
TOTAL FINANCIALS                                        (699,153)
                                                   --------------
TOTAL COMMON STOCKS SOLD SHORT
  (Proceeds $3,244,987)                               (3,312,273)
                                                   --------------
                                       CONTRACTS
-----------------------------------------------------------------
OPTIONS WRITTEN  0.0%
Call Options Written on:
  January 2006 S&P 500 Index
  Futures Contracts
    Expiring January 2006 with
    strike price of 1285                       2          (1,025)
                                                   --------------
TOTAL OPTIONS WRITTEN
   (Proceeds $6,642)                                      (1,025)
                                                         -------

TOTAL SHORT SALES (47.0%)
  (Proceeds $3,251,629)                              (3,313,298)
                                                   --------------
TOTAL INVESTMENTS 46.5%
  (Cost $3,229,566)                                $   3,269,706
                                                   -------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 53.5%                              $   3,767,464
                                                   -------------
NET ASSETS - 100.0%                                $   7,037,170
-----------------------------------------------------------------
                                                      UNREALIZED
                                                            LOSS
-----------------------------------------------------------------
FUTURES CONTRACT PURCHASED
March 2006 S&P 400 Index Mini
Futures Contracts
  (Aggregate Market Value of
  Contracts $667,890)                          9   $      (6,983)
March 2006 Russell 2000 Index
Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $674,700)                         10        (16,952)
March 2006 S&P 500 Index Mini
Futures Contracts
  (Aggregate Market Value of
  Contracts $1,127,025)                       18         (17,233)
(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS
$2,469,615)                                        $     (41,168)
                                                   -------------
 *    Non-Income Producing Security.
      All or a portion of this security is held as short
 +    security collateral at December 31, 2005.
      ADR--American Depository Receipt.

----------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (Unaudited)            December 31, 2005
----------------------------------------------------------------

                                            FACE          MARKET
                                          AMOUNT           VALUE
-----------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES  84.6%
Farmer Mac*
  3.91% due 01/06/06            $     50,000,000   $  49,983,708
  4.38% due 05/22/06                  50,000,000      49,154,417
  3.93% due 01/13/06                  25,000,000      24,972,708
  4.29% due 03/17/06                  25,000,000      24,782,521
  4.29% due 03/31/06                  25,000,000      24,740,813
Federal Farm Credit Bank*
  4.05% due 01/20/06                  25,000,000      24,952,188
  4.03% due 01/27/06                  25,000,000      24,932,833
  4.04% due 02/06/06                  25,000,000      24,904,611
  4.08% due 02/10/06                  25,000,000      24,892,333
  4.19% due 02/28/06                  25,000,000      24,837,056
  4.25% due 03/27/06                  25,000,000      24,755,035
  4.30% due 04/11/06                  25,000,000      24,707,361
  4.19% due 02/27/06                  24,000,000      23,846,367
  4.38% due 06/15/06                  15,000,000      14,702,525
Federal Home Loan Bank*
  3.80% due 02/10/06                  50,000,000      49,799,444
  4.17% due 02/22/06                  50,000,000      49,710,417
  4.25% due 03/27/06                  50,000,000      49,510,069
  4.40% due 06/07/06                  50,000,000      49,052,778
  4.40% due 06/14/06                  50,000,000      49,010,000
  4.40% due 06/19/06                  50,000,000      48,979,444
  3.65% due 01/20/06+                 25,000,000      24,956,910
  4.30% due 03/22/06                  25,000,000      24,767,083
Freddie Mac*
  3.95% due 01/17/06+                 56,000,000      55,913,978
  3.58% due 01/03/06+                 50,000,000      50,000,000
  3.66% due 01/17/06                  50,000,000      49,928,833
  3.98% due 01/24/06                  50,000,000      49,883,917
  4.00% due 02/27/06                  50,000,000      49,694,444
  4.40% due 06/13/06                  50,000,000      49,016,111
  4.00% due 03/20/06                  25,000,000      24,788,889
  4.00% due 03/21/06                  25,000,000      24,786,111
  4.04% due 04/04/06                  25,000,000      24,744,694
  4.44% due 05/09/06                  25,000,000      24,611,500
  4.44% due 06/27/06                  25,000,000      24,460,417
                                                   --------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $1,159,779,515)                            1,159,779,515
                                                   --------------
FEDERAL AGENCY BONDS  3.6%
Federal Home Loan Bank*
  3.60% due 07/13/06                  25,000,000      25,000,000

                                            FACE          MARKET
                                          AMOUNT           VALUE
-----------------------------------------------------------------
  4.00% due 05/30/06                 $25,000,000   $  25,000,000
                                                   --------------
TOTAL FEDERAL AGENCY BONDS
  (Cost $50,000,000)                                  50,000,000
                                                   --------------
REPURCHASE AGREEMENTS 11.4%
Collateralized by Obligations
of the U.S. Treasury

Lehman Brothers at
  3.40% due 01/03/06                 156,178,958     156,178,958
                                                   --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $156,178,958)                                156,178,958
                                                   --------------
SECURITIES LENDING COLLATERAL  9.6%
Investment in Securities Lending Short
Term
      Investment Portfolio Held
      by U.S. Bank                   131,000,000     131,000,000
                                                   --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $131,000,000)                                  131,000,000
                                                   ==============
TOTAL INVESTMENTS 109.2%
  (Cost $1,496,958,473)                           $1,496,958,473
                                                  --------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (9.2)%                                 $ (125,636,226)
                                                  --------------
NET ASSETS - 100.0%                               $1,371,322,247

 +   All or a portion of this security is on loan at December 31, 2005.
 * The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

----------------------------------------------------------------

BANKING FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
------------------------------------------------------------------
COMMON STOCKS 99.5%
Bank of America Corp.+                     8,769   $     404,718
J.P. Morgan Chase & Co.                   10,162         403,330
Wells Fargo & Co.                          5,717         359,199
Wachovia Corp.                             5,868         310,183
U.S. Bancorp                               8,114         242,528
Freddie Mac                                3,454         225,719
Fannie Mae                                 4,609         224,965
Washington Mutual, Inc.+                   4,960         215,760
SunTrust Banks, Inc.                       2,514         182,919
Golden West Financial Corp.                2,395         158,070
BB&T Corp.                                 3,739         156,702
Fifth Third Bancorp+                       3,982         150,201
Countrywide Financial Corp.+               4,297         146,914
National City Corp.+                       4,180         140,323
KeyCorp                                    4,255         140,117
Regions Financial Corp.+                   3,691         126,085
PNC Financial Services Group, Inc.         2,006         124,031
M&T Bank Corp.                             1,118         121,918
North Fork Bancorporation, Inc.            4,415         120,794
Zions Bancorporation                       1,596         120,594
AmSouth Bancorp+                           4,360         114,276
Marshall & Ilsley Corp.                    2,490         107,170
UnionBanCal Corp.                          1,436          98,682
Comerica, Inc.                             1,641          93,143
Sovereign Bancorp, Inc.                    4,070          87,993
Hudson City Bancorp, Inc.                  7,220          87,506
Radian Group, Inc.+                        1,394          81,674
Commerce Bancorp, Inc./NJ+                 2,260          77,767
Associated Banc-Corp.+                     2,328          75,776
MGIC Investment Corp.+                     1,120          73,718
First Horizon National Corp.               1,820          69,961
People's Bank/ Bridgeport CT+              2,240          69,574
Mercantile Bankshares Corp.                1,230          69,421
New York Community Bancorp, Inc.+          4,070          67,236
Commerce Bancshares, Inc.                  1,289          67,183
Westcorp                                   1,004          66,876
TCF Financial Corp.                        2,460          66,764
Independence Community Bank Corp.          1,680          66,746
Synovus Financial Corp.                    2,470          66,715
TD Banknorth, Inc.                         2,240          65,072
Compass Bancshares, Inc.                   1,340          64,709
Popular, Inc.                              3,040          64,296
PMI Group, Inc.+                           1,500          61,605
Huntington Bancshares, Inc.                2,570          61,038
BOK Financial Corp.                        1,340          60,876
Cullen/Frost Bankers, Inc.+                1,120          60,122
Astoria Financial Corp.                    1,968          57,859

                                          MARKET
                                          SHARES           VALUE
-----------------------------------------------------------------
Valley National Bancorp                    2,350   $      56,635
Bank of Hawaii Corp.                       1,090          56,179
Colonial BancGroup, Inc.                   2,240          53,357
South Financial Group, Inc.                1,900          52,326
Wilmington Trust Corp.                     1,340          52,139
Gold Banc Corp., Inc.                      2,850          51,927
IndyMac Bancorp, Inc.                      1,320          51,506
Sky Financial Group, Inc.                  1,790          49,798
City National Corp.                          670          48,535
Webster Financial Corp.                    1,010          47,369
Fulton Financial Corp.                     2,690          47,344
Hudson United Bancorp                      1,120          46,682
FirstMerit Corp.+                          1,790          46,379
Greater Bay Bancorp                        1,790          45,860
East-West Bancorp, Inc.                    1,230          44,883
SVB Financial Group*+                        938          43,936
Downey Financial Corp.                       642          43,906
Washington Federal, Inc.+                  1,900          43,681
Fremont General Corp.                      1,860          43,208
Brookline Bancorp, Inc.+                   3,020          42,793
Whitney Holding Corp.                      1,510          41,616
International Bancshares Corp.             1,410          41,398
Texas Regional Bancshares, Inc. --
  Class A+                                 1,450          41,035
Sterling Financial Corp./WA                1,621          40,493
UCBH Holdings, Inc.                        2,240          40,051
Susquehanna Bancshares, Inc.               1,680          39,782
United Bankshares, Inc.                    1,120          39,469
First Midwest Bancorp, Inc./IL             1,120          39,267
NewAlliance Bancshares, Inc.               2,690          39,113
TrustCo Bank Corp./NY+                     3,020          37,508
Chittenden Corp.                           1,340          37,265
Wintrust Financial Corp.                     670          36,783
Central Pacific Financial Corp. Co.        1,020          36,638
Bankunited Financial Corp. -- Class A      1,340          35,604
Westamerica Bancorporation                   670          35,557
Flagstar Bancorp, Inc.                     2,460          35,424
Umpqua Holding Corp.+                      1,230          35,092
W Holding Co., Inc.+                       4,215          34,689
Provident Bankshares Corp.                 1,010          34,108
Anchor BanCorp Wisconsin, Inc.             1,091          33,101
Sterling Bancshares, Inc./TX               2,130          32,887
MAF Bancorp, Inc.                            780          32,276
First Republic Bank                          840          31,088
Doral Financial Corp.                      2,910          30,846
Republic Bancorp, Inc./MI                  2,588          30,797
Boston Private Financial Holdings, Inc.    1,010          30,724


--------------------------------------------------------------------------------

BANKING FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
-------------------------------------------------------------------------------
FirstFed Financial Corp.*                    547   $      29,822
Prosperity Bancshares, Inc.                1,010          29,027
Community Bank System, Inc.                1,230          27,737
First Bancorp Puerto Rico                  2,224          27,600
                                                    -------------
TOTAL COMMON STOCKS
   (Cost $6,944,665)                                   8,104,068
                                                    -------------

                                                           FACE
                                                         AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.1%
Collateralized by Obligations of
the U.S. Treasury
Lehman Brothers at
  3.40% due 01/03/06                      $8,751           8,751
                                                    -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $8,751)                                           8,751
                                                    -------------
SECURITIES LENDING COLLATERAL  13.4%
Investment in Securities Lending Short Term
       Investment Portfolio Held by
       U.S. Bank                       1,088,677       1,088,677
                                                    -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,088,677)                                      1,088,677
                                                    =============
TOTAL INVESTMENTS 113.0%
   (Cost $8,042,093)                                $  9,201,496
                                                    -------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (13.0)%     $ (1,058,506)
                                                    -------------
NET ASSETS - 100.0%                                 $  8,142,990


*     Non-Income Producing Security.

+     All or a portion of this security is on loan at December 31, 2005.


--------------------------------------------------------------------------------

BASIC MATERIALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                             SHARES        VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 100.1%
E.I. du Pont de Nemours and Co.+          29,735   $   1,263,737
Dow Chemical Co.                          28,392       1,244,137
Alcoa, Inc.                               35,265       1,042,786
Monsanto Co.+                             12,204         946,176
Newmont Mining Corp.+                     17,470         932,898
Praxair, Inc.                             15,323         811,506
International Paper Co.+                  23,938         804,556
Weyerhaeuser Co.                          11,091         735,777
Phelps Dodge Corp.                         5,098         733,449
Air Products & Chemicals, Inc.            11,834         700,454
Rohm & Haas Co.                           13,764         666,453
Southern Copper Corp.+                     9,575         641,334
Nucor Corp.+                               9,604         640,779
Freeport-McMoRan Copper & Gold, Inc. --
  Class B+                                11,268         606,218
Ecolab, Inc.                              16,696         605,564
PPG Industries, Inc.                      10,001         579,058
Vulcan Materials Co.                       6,924         469,101
United States Steel Corp.+                 9,696         466,087
Temple-Inland, Inc.                        9,815         440,203
Sealed Air Corp.*                          7,792         437,677
MeadWestvaco Corp.                        15,230         426,897
The Mosaic Co.*+                          28,775         420,978
Smurfit-Stone Container Corp.*+           29,215         413,977
Lyondell Chemical Co.+                    17,326         412,705
Ball Corp.                                10,174         404,111
Eastman Chemical Co.                       7,775         401,112
Ashland, Inc.+                             6,840         396,036
Sigma-Aldrich Corp.+                       6,055         383,221
Pactiv Corp.*                             17,248         379,456
Allegheny Technologies, Inc.+             10,426         376,170
Crown Holdings, Inc.*                     19,067         372,379
Engelhard Corp.                           12,240         369,036
Martin Marietta Materials, Inc.+           4,535         347,925
Bemis Co.+                                12,280         342,244
Celanese Corp.                            17,887         341,999
Huntsman Corp.*                           19,810         341,128
Owens-Illinois, Inc.*                     16,058         337,860
Lafarge North America, Inc.+               6,075         334,247
Scotts Miracle-Gro Co. -- Class A          7,300         330,252
Sonoco Products Co.+                      11,230         330,162
Chemtura Corp.                            25,798         327,635
Louisiana-Pacific Corp.+                  11,810         324,421
International Flavors & Fragrances, Inc.   9,580         320,930
Lubrizol Corp.                             7,381         320,557

                                                          MARKET
                                          SHARES           VALUE
-------------------------------------------------------------------------------
Packaging Corporation of America          13,915   $     319,349
Airgas, Inc.                               9,490         312,221
Valspar Corp.+                            12,560         309,855
Nalco Holding Co.*                        17,096         302,770
Florida Rock Industries, Inc.              5,967         292,741
Commercial Metals Co.                      7,745         290,747
Cabot Corp.                                8,090         289,622
Cytec Industries, Inc.                     6,080         289,590
Reliance Steel & Aluminum Co.+             4,655         284,514
Valhi, Inc.                               15,007         277,630
Carpenter Technology Corp.+                3,855         271,662
Cleveland-Cliffs, Inc.+                    2,960         262,167
RPM International, Inc.                   14,920         259,160
AptarGroup, Inc.                           4,946         258,181
Bowater, Inc.+                             8,300         254,976
FMC Corp.*                                 4,794         254,897
Albemarle Corp.                            6,562         251,653
Steel Dynamics, Inc.+                      6,649         236,106
Worthington Industries, Inc.              12,070         231,865
Potlatch Corp.+                            4,480         228,390
Olin Corp.+                               11,456         225,454
Headwaters, Inc.*+                         6,225         220,614
Georgia Gulf Corp.+                        7,025         213,701
Hercules, Inc.*                           17,927         202,575
Aleris International, Inc.*                6,265         201,984
Longview Fibre Co.                         9,555         198,840
Minerals Technologies, Inc.+               3,511         196,230
Texas Industries, Inc.                     3,829         190,837
Century Aluminum Co.*+                     7,057         184,964
H.B. Fuller Co.                            5,690         182,478
Quanex Corp.                               3,640         181,891
Arch Chemicals, Inc.                       5,950         177,905
MacDermid, Inc.                            6,356         177,332
RTI International Metals, Inc.*            4,497         170,661
Chaparral Steel Co.*                       5,615         169,854
Ferro Corp.                                8,920         167,339
Sensient Technologies Corp.                9,320         166,828
A. Schulman, Inc.                          7,710         165,919
Deltic Timber Corp.                        3,038         157,551
Ryerson Tull, Inc.+                        6,420         156,134
Amcol International Corp.                  7,370         151,232
Myers Industries, Inc.                    10,194         148,629
Glatfelter                                10,430         148,002
PolyOne Corp.*                            22,973         147,716
Wausau Paper Corp.                        11,972         141,868
OM Group, Inc.*                            7,025         131,789
Rock-Tenn Co. -- Class A                   9,140         124,761
A.M. Castle & Co.*                         5,631         122,981


--------------------------------------------------------------------------------

BASIC MATERIALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                             MARKET
                                             SHARES           VALUE
-------------------------------------------------------------------------------
Schweitzer-Mauduit International, Inc.     4,865   $     120,555
Neenah Paper, Inc.                         4,190         117,320
Steel Technologies, Inc.                   4,170         116,718
Chesapeake Corp.                           6,110         103,748
Brush Engineered Materials, Inc.*          6,490         103,191
Buckeye Technologies, Inc.*               12,693         102,179
Wellman, Inc.                             13,358          90,567
Quaker Chemical Corp.                      4,410          84,804
Caraustar Industries, Inc.*                9,550          82,990
Material Sciences Corp.*                   5,818          82,034
Pope & Talbot, Inc.                        7,455          62,100
Penford Corp.                              4,793          58,475
                                                   -------------
TOTAL COMMON STOCKS
  (Cost $29,024,431)                                  34,952,234
                                                   -------------
-------------------------------------------------------------------------------

                                                           FACE
                                                         AMOUNT
-------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 15.9%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
    U.S. Bank                          5,559,910       5,559,910
                                                    -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $5,559,910)                                      5,559,910
                                                   =============
TOTAL INVESTMENTS 116.0%
   (Cost $34,584,341)                              $  40,512,144
                                                   -------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (16.0)%    $  (5,601,843)
                                                   -------------
NET ASSETS - 100.0%                                $  34,910,301


*     Non-Income Producing Security.

+     All or a portion of this security is on loan at December 31, 2005

      ADR--American Depository Receipt.


--------------------------------------------------------------------------------

BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           December 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.7%
Genentech, Inc.*+                        164,353   $  15,202,653
Amgen, Inc.*+                            191,413      15,094,829
Gilead Sciences, Inc.*                   146,938       7,733,347
Genzyme Corp.*+                           91,101       6,448,129
Biogen Idec, Inc.*+                      132,516       6,006,950
Celgene Corp.*+                           82,918       5,373,086
Medimmune, Inc.*                         129,188       4,524,164
Chiron Corp.*+                            98,614       4,384,378
Applera Corp. - Applied Biosystems
  Group+                                 132,575       3,521,192
Amylin Pharmaceuticals, Inc.*+            83,333       3,326,653
Cephalon, Inc.*+                          46,119       2,985,744
Invitrogen Corp.*+                        44,683       2,977,675
ImClone Systems, Inc.*                    84,139       2,880,919
Protein Design Labs, Inc.*+               95,682       2,719,282
Affymetrix, Inc.*+                        56,427       2,694,389
Charles River Laboratories
  International, Inc.*+                   61,575       2,608,933
Vertex Pharmaceuticals, Inc.*+            92,312       2,554,273
Millennium Pharmaceuticals, Inc.*+       248,227       2,407,802
Neurocrine Biosciences, Inc.*+            36,822       2,309,844
Medarex, Inc.*+                          164,150       2,273,478
Techne Corp.*                             39,429       2,213,938
Abgenix, Inc.*+                           98,821       2,125,640
Alkermes, Inc.*+                         109,501       2,093,659
OSI Pharmaceuticals, Inc.*+               70,907       1,988,232
ICOS Corp.*                               69,063       1,908,211
United Therapeutics Corp.*                27,360       1,891,123
Myogen, Inc.*                             59,393       1,791,293
Serologicals Corp.*+                      89,911       1,774,843
Nektar Therapeutics*+                    105,666       1,739,262
CV Therapeutics, Inc.*+                   67,741       1,675,235
Crucell -- SP ADR*                        64,883       1,661,005
Human Genome Sciences, Inc.*+            192,221       1,645,412
Viropharma, Inc.*                         85,008       1,576,898
Cubist Pharmaceuticals, Inc.*+            74,137       1,575,411
Angiotech Pharmaceuticals, Inc.*+        117,885       1,550,188
Onyx Pharmaceuticals, Inc.*               52,628       1,513,581
Myriad Genetics, Inc.*                    71,734       1,492,067
Martek Biosciences Corp.*+                56,868       1,399,522
Ligand Pharmaceuticals, Inc. --
  Class B*+                              125,400       1,398,210
Telik, Inc.*+                             81,356       1,382,238
Idenix Pharmaceuticals, Inc.*+            76,815       1,314,305
QLT, Inc.*+                              191,364       1,217,075
Momenta Pharmaceuticals, Inc.*+           54,591       1,203,186

                                                          MARKET
                                          SHARES           VALUE
-------------------------------------------------------------------------------
Digene Corp.*                             40,329   $   1,176,397
Pharmion Corp.*+                          60,806       1,080,523
Geron Corp.*+                            123,137       1,060,210
Encysive Pharmaceuticals, Inc.*          106,645         841,429
Keryx Biopharmaceuticals, Inc.*           10,320         151,085
Progenics Pharmaceuticals, Inc.*           5,460         136,555
Genitope Corp.*                            3,429          27,261
Northfield Laboratories, Inc.*+            2,016          27,014
Illumina, Inc.*                              276           3,892
Albany Molecular Research, Inc.*             100           1,215
Zymogenetics, Inc.*                           14             238
Dov Pharmaceutical, Inc.*                     13             191
                                                   -------------
TOTAL COMMON STOCKS
   (Cost $87,226,726)                                140,664,264
                                                    -------------
-------------------------------------------------------------------------------
                                                           FACE
                                                         AMOUNT
-------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 29.3%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank                          41,296,542      41,296,542
                                                    -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $41,296,542)                                    41,296,542
                                                     ============
TOTAL INVESTMENTS 129.0%
   (Cost $128,523,268)                             $ 181,960,806
                                                   -------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (29.0)%    $ (40,892,515)
                                                   -------------
NET ASSETS - 100.0%                                $ 141,068,291


*     Non-Income Producing Security.

+     All or a portion of this security is on loan at December 31, 2005.


--------------------------------------------------------------------------------

COMMODITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                            FACE          MARKET
                                          AMOUNT           VALUE
 ------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS 91.0%
 Collateralized by U.S. Treasury Obligations
 Credit Suisse First Boston at
   3.45% due 01/03/06              $  11,791,978   $  11,791,978
 Lehman Brothers, Inc. at
   3.40% due 01/03/06                  3,592,936       3,592,936
 Morgan Stanley at
   3.30% due 01/03/06                  7,414,968       7,414,968
 Bear Stearns Cos., Inc. at
   3.10% due 01/03/06                 10,111,320      10,111,320
 Citigroup, Inc. at
   2.90% due 01/03/06                     74,088         674,088
                                                    -------------
 TOTAL REPURCHASE AGREEMENTS
    (Cost $33,585,290)                                33,585,290
                                                    -------------
 TOTAL INVESTMENTS 91.0%
    (Cost $33,585,290)                             $  33,585,290
                                                    -------------
 OTHER ASSETS IN EXCESS OF LIABILITIES - 9.0%      $   3,335,973
                                                    -------------
 NET ASSETS - 100.0%                               $  36,921,263
 ------------------------------------------------------------------------------

                                                      UNREALIZED
                                       CONTRACTS            LOSS
 ------------------------------------------------------------------------------
 FUTURES CONTRACTS PURCHASED
 January 2005 Goldman Sachs Commodity
 Index Futures Contracts
    (Aggregate Market Value of
    Contracts $2,699,063)                     25   $     (16,288)

                                                      UNREALIZED
                                           UNITS            GAIN
 ------------------------------------------------------------------------------
 EQUITY INDEX SWAP AGREEMENT
 February 2006 Goldman Sachs
 Commodity Index Swap, Maturing 02/28/06**
    (Notional Market Value $33,912,112)    5,118   $     713,596
                                                    -------------


** Price Return based on Goldman Sachs Commodity Index +/- financing at a variable rate.


--------------------------------------------------------------------------------

CONSUMER PRODUCTS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.6%
Altria Group, Inc.                        12,264   $     916,366
Procter & Gamble Co.                      14,950         865,306
PepsiCo, Inc.                             12,427         734,187
Coca-Cola Co.                             17,890         721,146
Kraft Foods, Inc. -- Class A              18,045         507,786
Anheuser-Busch Cos., Inc.+                 9,891         424,917
Kimberly-Clark Corp.                       6,660         397,269
Colgate-Palmolive Co.                      7,134         391,300
Sysco Corp.                               10,258         318,511
General Mills, Inc.                        6,300         310,716
Kellogg Co.                                7,189         310,709
Archer-Daniels-Midland Co.+               12,090         298,139
Sara Lee Corp.                            15,182         286,940
WM Wrigley Jr Co.+                         4,240         281,918
Reynolds American, Inc.+                   2,900         276,457
Kroger Co.*+                              14,537         274,459
Hershey Co.                                4,824         266,526
Avon Products, Inc.+                       9,278         264,887
Campbell Soup Co.                          8,641         257,243
H.J. Heinz Co.                             7,320         246,830
Whole Foods Market, Inc.+                  3,150         243,778
Safeway, Inc.+                            10,189         241,072
ConAgra Foods, Inc.+                      11,886         241,048
Clorox Co.+                                3,892         221,416
Coca-Cola Enterprises, Inc.               11,480         220,072
Brown-Forman Corp. -- Class B              3,078         213,367
Estee Lauder Cos., Inc. -- Class A         5,996         200,746
Albertson's, Inc.+                         9,230         197,060
Pepsi Bottling Group, Inc.+                6,730         192,545
UST, Inc.+                                 4,710         192,309
Tyson Foods, Inc. -- Class A              10,830         185,193
Constellation Brands, Inc. -- Class A*     6,985         183,217
Molson Coors Brewing Co. -- Class B+       2,690         180,203
Dean Foods Co.*                            4,540         170,976
Hormel Foods Corp.                         4,856         158,694
Supervalu, Inc.                            4,850         157,528
McCormick & Co., Inc.                      4,936         152,621
Alberto-Culver Co. -- Class B              3,330         152,348
Energizer Holdings, Inc.*                  2,800         139,412
Smithfield Foods, Inc.*                    4,432         135,619
PepsiAmericas, Inc.                        5,700         132,582
Loews Corp. - Carolina Group               2,950         129,771
J.M. Smucker Co.                           2,700         118,800
Church & Dwight Co., Inc.                  3,290         108,669
Del Monte Foods Co.*                      10,380         108,263
Pilgrim's Pride Corp.+                     3,250         107,770

                                                          MARKET
                                          SHARES           VALUE
-------------------------------------------------------------------------------

Corn Products International, Inc.          4,140   $      98,905
Hansen Natural Corp.*+                     1,240          97,724
Flowers Foods, Inc.                        3,400          93,704
Tootsie Roll Industries, Inc.              3,170          91,708
Great Atlantic & Pacific Tea Co.*          2,710          86,124
Casey's General Stores, Inc.+              3,350          83,080
Lancaster Colony Corp.                     2,237          82,881
Ralcorp Holdings, Inc.*                    2,000          79,820
Universal Corp./Richmond VA                1,820          78,915
Spectrum Brands, Inc.*+                    3,740          75,959
NBTY, Inc.*                                4,670          75,888
United Natural Foods, Inc.*                2,840          74,976
Performance Food Group Co.*                2,640          74,897
Ruddick Corp.                              3,500          74,480
Delta & Pine Land Co.                      2,920          67,189
Hain Celestial Group, Inc.*+               3,081          65,194
USANA Health Sciences, Inc.*+              1,620          62,143
Sanderson Farms, Inc.                      1,890          57,702
TreeHouse Foods, Inc.*                     2,996          56,085
Lance, Inc.                                3,000          55,890
J&J Snack Foods Corp.                        924          54,895
WD-40 Co.                                  1,830          48,056
Peet's Coffee & Tea, Inc.*                 1,560          47,346
Alliance One International, Inc.          11,900          46,410
Nash Finch Co.                             1,716          43,724
Natures Sunshine Products, Inc.            2,167          39,179
American Italian Pasta Co. -- Class A+     4,190          28,492
                                                    -------------
TOTAL COMMON STOCKS
   (Cost $12,751,598)                                 14,678,057
                                                    -------------

                                                          FACE
                                                        AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.4%
Collateralized by Obligations of the
U.S. Treasury Lehman Brothers at
  3.40% due 01/03/06                  $   64,971          64,971
                                                    -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $64,972)                                         64,971
                                                    -------------
SECURITIES LENDING COLLATERAL 10.6%
Investment in Securities Lending Short Term
   Investment Portfolio Held by
   U.S. Bank                           1,557,674       1,557,674
                                                    -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,557,674)                                      1,557,674
                                                    =============


--------------------------------------------------------------------------------

CONSUMER PRODUCTS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

TOTAL INVESTMENTS 110.6%
   (Cost $14,374,244)                                             $  16,300,702
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (10.6)%                   $  (1,561,689)
                                                                  -------------
NET ASSETS - 100.0%                                               $  14,739,013


*     Non-Income Producing Security.

+     All or a portion of this security is on loan at December 31, 2005


--------------------------------------------------------------------------------

ELECTRONICS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.3%
Intel Corp.                              155,179   $   3,873,268
Texas Instruments, Inc.                   68,315       2,190,862
Applied Materials, Inc.+                  96,467       1,730,618
Advanced Micro Devices, Inc.*+            39,249       1,201,019
Broadcom Corp. -- Class A*                24,209       1,141,454
Analog Devices, Inc.                      31,242       1,120,651
Linear Technology Corp.                   28,272       1,019,771
Maxim Integrated Products, Inc.+          27,368         991,816
KLA-Tencor Corp.+                         19,874         980,384
National Semiconductor Corp.+             35,739         928,499
Micron Technology, Inc.*+                 67,192         894,325
Xilinx, Inc.+                             34,973         881,669
Freescale Semiconductor, Inc. --
  Class B*                                33,405         840,804
Microchip Technology, Inc.                26,023         836,639
Altera Corp.*                             43,588         807,686
Nvidia Corp.*                             21,903         800,774
Lam Research Corp.*+                      20,879         744,963
MEMC Electronic Materials, Inc.*+         29,966         664,346
Intersil Corp. -- Class A                 26,201         651,881
Integrated Device Technology, Inc.*       42,576         561,152
Novellus Systems, Inc.*                   23,213         559,898
Agere Systems, Inc.*                      41,215         531,673
LSI Logic Corp.*                          62,179         497,432
Teradyne, Inc.*                           34,103         496,881
Silicon Laboratories, Inc.*+              13,123         481,089
Fairchild Semiconductor
  International, Inc.*                    27,980         473,142
Atmel Corp.*                             150,850         466,126
Cree, Inc.*+                              17,177         433,547
Microsemi Corp.*+                         15,470         427,900
Cypress Semiconductor Corp.*+             29,424         419,292
Varian Semiconductor Equipment
  Associates, Inc. +                       9,246         406,177
International Rectifier Corp.*+           12,365         394,443
Semtech Corp.*+                           20,872         381,123
Cymer, Inc.*                              10,516         373,423
PMC - Sierra, Inc.*+                      44,900         346,179
Micrel, Inc.*                             27,414         318,002
RF Micro Devices, Inc.*                   56,995         308,343
ATMI, Inc.*                               10,883         304,397
Supertex, Inc.*                            6,547         289,705
Triquint Semiconductor, Inc.*             62,254         277,030
Power Integrations, Inc.*                 11,480         273,339
Cabot Microelectronics Corp.*+             9,020         264,557

                                                          MARKET
                                          SHARES           VALUE
-------------------------------------------------------------------------------
DSP Group, Inc.*                          10,428   $     261,326
Applied Micro Circuits Corp.*             99,615         256,011
FEI Co.*                                  13,040         249,977
Credence Systems Corp.*                   34,815         242,312
Skyworks Solutions, Inc.*                 46,897         238,706
Standard Microsystems Corp.*               8,237         236,320
Veeco Instruments, Inc.*                  13,487         233,730
Kulicke & Soffa Industries, Inc.*         26,434         233,677
Advanced Energy Industries, Inc.*         19,698         233,027
Brooks Automation, Inc.*                  18,223         228,334
Lattice Semiconductor Corp.*+             50,946         220,087
Photronics, Inc.*+                        14,401         216,879
Cohu, Inc.                                 9,462         216,396
Axcelis Technologies, Inc.*               43,327         206,670
Ultratech, Inc.*                          12,267         201,424
Exar Corp.*                               15,650         195,938
LTX Corp.*                                37,699         169,645
Actel Corp.*                              13,100         166,763
Kopin Corp.*                              31,108         166,428
Rudolph Technologies, Inc.*+              11,050         142,324
Pericom Semiconductor Corp.*              17,065         136,008
ESS Technologies, Inc.*                   33,055         113,379
Taiwan Semiconductor Manufacturing
  Co. Ltd. -- SP ADR                         158           1,566
                                                    -------------
TOTAL COMMON STOCKS
  (Cost $23,024,515)                                  36,153,206
                                                    -------------

-------------------------------------------------------------------------------
                                            FACE
                                          AMOUNT
-------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 14.7%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
    U.S. Bank                          5,360,304       5,360,304
                                                    -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $5,360,304)                                      5,360,304
                                                    =============
TOTAL INVESTMENTS 114.0%
  (Cost $28,384,819)                               $  41,513,510
                                                   -------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (14.0)%    $  (5,095,103)
                                                    -------------
NET ASSETS - 100.0%                                $  36,418,407

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at December 31, 2005.


--------------------------------------------------------------------------------

ENERGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.7%
Exxon Mobil Corp.                        199,810   $  11,223,328
BP PLC -- SP ADR                         136,481       8,764,810
Total SA -- SP ADR+                       59,172       7,479,341
Royal Dutch Shell  PLC -- SP ADR         106,948       6,576,232
Chevron Corp.                            113,948       6,468,828
ConocoPhillips+                           86,935       5,057,878
Schlumberger Ltd.+                        47,992       4,662,423
Burlington Resources, Inc.+               43,306       3,732,977
Repsol YPF SA -- SP ADR+                 120,681       3,549,228
Halliburton Co.+                          55,228       3,421,927
Occidental Petroleum Corp.+               42,592       3,402,249
Devon Energy Corp.                        51,597       3,226,876
Transocean, Inc.*                         45,085       3,141,974
Valero Energy Corp.+                      59,387       3,064,369
Apache Corp.                              42,792       2,932,108
Anadarko Petroleum Corp.                  30,410       2,881,347
Baker Hughes, Inc.+                       47,001       2,856,721
Marathon Oil Corp.                        46,461       2,832,727
EOG Resources, Inc.+                      35,490       2,603,901
XTO Energy, Inc.                          54,351       2,388,183
Weatherford International Ltd.*+          61,150       2,213,630
Williams Cos., Inc.+                      95,450       2,211,576
Nabors Industries Ltd.*+                  28,503       2,159,102
BJ Services Co.                           57,450       2,106,691
Amerada Hess Corp.+                       16,263       2,062,474
Murphy Oil Corp.                          37,424       2,020,522
Peabody Energy Corp.                      24,410       2,011,872
Kinder Morgan, Inc.                       21,842       2,008,372
Sunoco, Inc.                              25,516       1,999,944
Kerr-McGee Corp.                          22,008       1,999,647
Diamond Offshore Drilling, Inc.+          28,482       1,981,208
National-Oilwell Varco, Inc.*             31,489       1,974,360
Chesapeake Energy Corp.+                  61,185       1,941,400
Noble Corp.                               27,478       1,938,298
Smith International, Inc.+                48,286       1,791,893
El Paso Corp.+                           140,590       1,709,574
Pioneer Natural Resources Co.             31,721       1,626,336
Noble Energy, Inc.                        39,316       1,584,435
Newfield Exploration Co.*                 31,596       1,582,012
ENSCO International, Inc.+                34,514       1,530,696
Consol Energy, Inc.                       23,176       1,510,612
Grant Prideco, Inc.*+                     34,108       1,504,845
Southwestern Energy Co.*                  40,438       1,453,342
Patterson-UTI Energy, Inc.                42,447       1,398,629
Pride International, Inc.*                44,803       1,377,692
Arch Coal, Inc.+                          17,180       1,365,810
Cooper Cameron Corp.*+                    32,808       1,358,251

                                                          MARKET
                                          SHARES           VALUE
-------------------------------------------------------------------------------
Tesoro Corp.                              20,008   $   1,231,492
Rowan Cos., Inc.                          34,284       1,221,882
Cimarex Energy Co.*+                      27,212       1,170,388
Western Gas Resources, Inc.               24,710       1,163,594
Range Resources Corp.                     44,034       1,159,856
Vintage Petroleum, Inc.                   21,429       1,142,809
Helmerich & Payne, Inc.                   18,182       1,125,648
FMC Technologies, Inc.*+                  25,844       1,109,224
Quicksilver Resources, Inc.*+             26,340       1,106,543
Cal Dive International, Inc.*+            29,938       1,074,475
Plains Exploration & Production Co.*+     26,744       1,062,539
Pogo Producing Co.+                       20,529       1,022,549
Forest Oil Corp.*                         22,405       1,020,996
Massey Energy Co.+                        26,110         988,786
Denbury Resources, Inc.*                  43,184         983,732
Unit Corp.*                               17,720         975,132
Tidewater, Inc.+                          21,043         935,572
St. Mary Land & Exploration Co.+          24,316         895,072
Maverick Tube Corp.*+                     22,242         886,566
Dresser-Rand Group, Inc.*                 36,524         883,150
Cabot Oil & Gas Corp.                     19,500         879,450
Frontier Oil Corp.                        23,218         871,372
Overseas Shipholding Group, Inc.          17,235         868,472
Lone Star Technologies, Inc.*             15,345         792,723
SEACOR Holdings, Inc.*+                   11,040         751,824
Hanover Compressor Co.*                   53,047         748,493
Oceaneering International, Inc.*+         14,006         697,219
Veritas DGC, Inc.*+                       19,595         695,427
Atwood Oceanics, Inc.*+                    8,815         687,834
Swift Energy Co.*                         15,260         687,768
CARBO Ceramics, Inc.                      12,037         680,331
Stone Energy Corp.*                       14,472         658,910
Hydril Co.*+                              10,254         641,900
Tetra Technologies, Inc.*                 20,792         634,572
Penn Virginia Corp.                       11,004         631,630
Remington Oil & Gas Corp.*                17,024         621,376
World Fuel Services Corp.                 17,374         585,851
Offshore Logistics, Inc.*                 15,569         454,615
Petroleum Development Corp.*              13,271         442,455
Input/Output, Inc.*+                      60,400         424,612
                                                    -------------
TOTAL COMMON STOCKS
  (Cost $131,008,497)                                173,307,489
                                                    -------------


--------------------------------------------------------------------------------

ENERGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                            FACE          MARKET
                                          AMOUNT           VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.9%
Collateralized by Obligations of the
U.S. Treasury

Lehman Brothers at 3.40% due
  01/03/06                           $ 1,497,930   $   1,497,930
                                                    -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $1,497,929)                                    1,497,930
                                                    -------------
SECURITIES LENDING COLLATERAL 19.4%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
    U.S. Bank                         33,708,075      33,708,075
                                                    -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $33,708,075)                                    33,708,075
                                                    =============
TOTAL INVESTMENTS 120.0%
  (Cost $166,214,501)                              $ 208,513,494
                                                    -------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (20.0)%    $ (34,782,358)
                                                    -------------
NET ASSETS - 100.0%                                $ 173,731,136

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at December 31, 2005

      ADR--American Depository Receipt.


--------------------------------------------------------------------------------

ENERGY SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.7%
Schlumberger Ltd.+                       200,017   $  19,431,652
Halliburton Co.                          230,300      14,269,388
Transocean, Inc.*                        187,783      13,086,597
Baker Hughes, Inc.+                      195,858      11,904,249
Weatherford International Ltd.*+         254,752       9,222,022
Nabors Industries Ltd.*+                 118,821       9,000,691
BJ Services Co.                          239,188       8,771,024
Diamond Offshore Drilling, Inc.+         118,485       8,241,817
National-Oilwell Varco, Inc.*            131,049       8,216,772
Noble Corp.                              114,407       8,070,270
Smith International, Inc.+               201,012       7,459,555
ENSCO International, Inc.+               143,997       6,386,267
Grant Prideco, Inc.*+                    141,892       6,260,275
Patterson-UTI Energy, Inc.               176,651       5,820,651
Pride International, Inc.*               186,536       5,735,982
Cooper Cameron Corp.*                    136,768       5,662,195
Rowan Cos., Inc.                         142,676       5,084,973
Helmerich & Payne, Inc.                   75,585       4,679,467
FMC Technologies, Inc.*+                 107,646       4,620,166
Cal Dive International, Inc.*+           124,508       4,468,592
Unit Corp.*                               73,625       4,051,584
Tidewater, Inc.+                          87,764       3,901,987
Maverick Tube Corp.*+                     92,478       3,686,173
Dresser-Rand Group, Inc.*                152,089       3,677,512
Lone Star Technologies, Inc.*             64,160       3,314,506
SEACOR Holdings, Inc.*+                   46,200       3,146,220
Hanover Compressor Co.*                  220,952       3,117,633
Veritas DGC, Inc.*+                       81,455       2,890,838
Oceaneering International, Inc.*+         57,944       2,884,452
Atwood Oceanics, Inc.*+                   36,547       2,851,762
CARBO Ceramics, Inc.                      50,033       2,827,865
Hydril Co.*+                              42,642       2,669,389
Tetra Technologies, Inc.*                 86,609       2,643,307
Offshore Logistics, Inc.*                 64,988       1,897,650
Input/Output, Inc.*+                     251,807       1,770,203
                                                    -------------
TOTAL COMMON STOCKS
  (Cost $162,652,476)                                211,723,686
                                                    -------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.5%
Collateralized by Obligations of the
U.S. Treasury

Lehman Brothers at 3.40% due
  01/03/06                         $   1,094,918   $   1,094,918
                                                    -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $1,094,918)                                    1,094,918
                                                    -------------
SECURITIES LENDING COLLATERAL 19.2%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
    U.S. Bank                         40,904,344      40,904,344
                                                    -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $40,904,344)                                    40,904,344
                                                    =============
TOTAL INVESTMENTS 119.4%
  (Cost $204,651,738)                              $ 253,722,948
                                                    -------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (19.4)%    $ (41,281,876)
                                                    -------------
NET ASSETS - 100.0%                                $ 212,441,072

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at December 31, 2005.

      ADR--American Depository Receipt.


--------------------------------------------------------------------------------

FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.3%
American International Group, Inc.         9,120   $     622,258
Citigroup, Inc.                           11,922         578,575
Bank of America Corp.+                    10,388         479,406
Wachovia Corp.                             7,966         421,083
Capital One Financial Corp.                4,789         413,768
J.P. Morgan Chase & Co.                   10,195         404,640
Freddie Mac                                5,950         388,832
Fannie Mae                                 7,440         363,146
Goldman Sachs Group, Inc.                  2,710         346,094
Bank of New York Co., Inc.                10,710         341,113
Morgan Stanley*+                           6,000         340,440
PNC Financial Services Group, Inc.         5,360         331,409
National City Corp.+                       9,540         320,258
Wells Fargo & Co.                          5,089         319,742
Lehman Brothers Holdings, Inc.+            2,471         316,708
MBNA Corp.                                11,606         315,103
U.S. Bancorp                              10,466         312,829
Golden West Financial Corp.                4,670         308,220
Countrywide Financial Corp.+               8,780         300,188
Prudential Financial, Inc.                 4,056         296,859
CIT Group, Inc.                            5,650         292,557
Mellon Financial Corp.                     8,480         290,440
Regions Financial Corp.+                   8,480         289,677
State Street Corp.                         5,210         288,842
SunTrust Banks, Inc.                       3,931         286,020
Fifth Third Bancorp+                       7,440         280,637
Washington Mutual, Inc.+                   6,342         275,877
Bear Stearns Cos., Inc.                    2,380         274,961
MetLife, Inc.+                             5,606         274,694
SLM Corp.+                                 4,849         267,131
Hartford Financial Services Group, Inc.    3,100         266,259
Huntington Bancshares, Inc.               11,010         261,487
AmeriCredit Corp.*+                       10,166         260,555
Allstate Corp.                             4,730         255,751
Progressive Corp.+                         2,190         255,748
Franklin Resources, Inc.                   2,718         255,519
Nationwide Financial Services, Inc.        5,770         253,880
Comerica, Inc.                             4,460         253,150
Fulton Financial Corp.                    14,140         248,864
Sovereign Bancorp, Inc.                   11,490         248,414
Moody's Corp.                              4,020         246,908
Federated Investors, Inc. -- Class B       6,550         242,612
St. Paul Travelers Cos., Inc.              5,430         242,558
American Express Co.                       4,702         241,965

                                                          MARKET
                                          SHARES           VALUE
-------------------------------------------------------------------------------
KKR Financial Corp.                        9,970   $     239,180
Valley National Bancorp                    9,820         236,662
Associated Banc-Corp.+                     7,170         233,383
Wilmington Trust Corp.                     5,950         231,514
American Financial Group, Inc./OH          6,040         231,392
Chubb Corp.                                2,336         228,110
AFLAC, Inc.                                4,910         227,922
Marsh & McLennan Cos., Inc.+               7,140         226,766
Charles Schwab Corp.                      15,330         224,891
Whitney Holding Corp.+                     8,050         221,858
Loews Corp.                                2,331         221,095
Commerce Bancorp, Inc./NJ+                 6,400         220,224
Hudson City Bancorp, Inc.                 18,000         218,160
First Horizon National Corp.               5,650         217,186
PMI Group, Inc.+                           5,270         216,439
ACE Ltd.                                   4,050         216,432
Raymond James Financial, Inc.              5,740         216,226
BB&T Corp.+                                5,060         212,065
E*Trade Financial Corp.*+                 10,120         211,103
North Fork Bancorporation, Inc.            7,656         209,468
Merrill Lynch & Co., Inc.                  3,080         208,608
Astoria Financial Corp.                    7,010         206,094
TCF Financial Corp.                        7,590         205,993
SEI Investments Co.                        5,510         203,870
Chicago Mercantile Exchange
  Holdings, Inc.+                            546         200,650
Principal Financial Group, Inc.            4,230         200,629
Northern Trust Corp.                       3,870         200,543
KeyCorp+                                   5,913         194,715
New York Community Bancorp, Inc.+         11,750         194,110
Conseco, Inc.*+                            8,330         193,006
Marshall & Ilsley Corp.                    4,480         192,819
Aon Corp.                                  5,360         192,692
Legg Mason, Inc.                           1,600         191,504
T. Rowe Price Group, Inc.                  2,620         188,719
Glenborough Realty Trust, Inc.            10,120         183,172
Protective Life Corp.                      4,170         182,521
Simon Property Group, Inc.                 2,380         182,379
Colonial BancGroup, Inc.                   7,590         180,794
Genworth Financial, Inc. -- Class A        5,210         180,162
Popular, Inc.                              8,480         179,352
Arthur J. Gallagher & Co.+                 5,800         179,104
Ameritrade Holding Corp.*+                 7,346         176,304
Leucadia National Corp.+                   3,660         173,704
Ambac Financial Group, Inc.                2,230         171,844
Commerce Bancshares, Inc.                  3,283         171,110
M&T Bank Corp.                             1,560         170,118
Jefferson-Pilot Corp.                      2,980         169,651


--------------------------------------------------------------------------------

FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
-------------------------------------------------------------------------------
Zions Bancorporation                       2,220   $     167,743
UnumProvident Corp.+                       7,316         166,439
Radian Group, Inc.+                        2,829         165,751
Torchmark Corp.                            2,980         165,688
SVB Financial Group*                       3,531         165,392
Compass Bancshares, Inc.                   3,420         165,152
CNA Financial Corp.*                       5,030         164,632
Brown & Brown, Inc.                        5,360         163,694
UnionBanCal Corp.                          2,380         163,554
General Growth Properties, Inc.+           3,480         163,525
Commercial Net Lease Realty                8,010         163,164
Nuveen Investments, Inc. -- Class A        3,760         160,251
W.R. Berkley Corp.                         3,355         159,765
People's Bank/ Bridgeport CT+              5,060         157,164
Vornado Realty Trust+                      1,821         151,999
SAFECO Corp.                               2,680         151,420
Mercantile Bankshares Corp.                2,680         151,259
XL Capital Ltd.                            2,230         150,257
Lincoln National Corp.+                    2,830         150,075
Markel Corp.*                                470         149,013
Assurant, Inc.+                            3,420         148,736
Boston Properties, Inc.                    1,940         143,812
WFS Financial, Inc.*                       1,880         143,162
Everest Re Group Ltd.                      1,420         142,497
The St. Joe Co.+                           2,110         141,834
Host Marriott Corp.+                       7,400         140,230
Westcorp                                   2,090         139,215
Public Storage, Inc.                       2,030         137,472
Allied Capital Corp.+                      4,610         135,396
MBIA, Inc.+                                2,230         134,157
Equity Residential                         3,420         133,790
CenterPoint Properties Trust               2,680         132,606
Fidelity National Financial, Inc.          3,570         131,340
Unitrin, Inc.                              2,870         129,294
Mercury General Corp.+                     2,190         127,502
Equity Office Properties Trust+            4,170         126,476
Cincinnati Financial Corp.                 2,830         126,444
ProLogis                                   2,680         125,210
CB Richard Ellis Group, Inc. -- Class A*   2,127         125,174
Archstone-Smith Trust                      2,980         124,832
Rayonier, Inc.                             3,130         124,731
American Financial Realty Trust           10,270         123,240
AmSouth Bancorp+                           4,610         120,828
First American Corp.+                      2,656         120,317
Macerich Co.                               1,780         119,509
Essex Property Trust, Inc.                 1,280         118,016
Erie Indemnity Co. -- Class A              2,190         116,508

                                                          MARKET
                                          SHARES           VALUE
-------------------------------------------------------------------------------
Synovus Financial Corp.                    4,310   $     116,413
KIMCO Realty Corp.                         3,542         113,627
AvalonBay Communities, Inc.                1,270         113,348
New Century Financial Corp.+               3,130         112,899
HCC Insurance Holdings, Inc.               3,720         110,410
BRE Properties, Inc. -- Class A            2,380         108,242
SL Green Realty Corp.                      1,410         107,710
Forest City Enterprises, Inc. --
  Class A                                  2,830         107,342
Realty Income Corp.                        4,910         106,154
Regency Centers Corp.+                     1,800         106,110
Thornburg Mortgage, Inc.+                  4,020         105,324
Student Loan Corp.                           500         104,615
Federal Realty Investment Trust            1,690         102,499
Plum Creek Timber Co., Inc. (REIT)         2,830         102,022
CBL & Associates Properties, Inc.          2,528          99,881
Trizec Properties, Inc.+                   4,310          98,785
Global Signal, Inc.                        2,230          96,247
Apartment Investment & Management
  Co. -- Class A+                          2,530          95,811
Mills Corp.+                               2,280          95,623
Developers Diversified Realty Corp.        2,030          95,451
Pan Pacific Retail Properties, Inc.        1,410          94,315
United Dominion Realty Trust, Inc.         4,020          94,229
Old Republic International Corp.           3,570          93,748
AMB Property Corp.                         1,880          92,440
Shurgard Storage Centers, Inc. --
  Class A                                  1,620          91,870
Camden Property Trust                      1,560          90,355
Duke Realty Corp.                          2,680          89,512
Ventas, Inc.                               2,680          85,814
Crescent Real Estate EQT Co.               4,310          85,424
Liberty Property Trust+                    1,880          80,558
iStar Financial, Inc.                      2,220          79,143
Arden Realty, Inc.                         1,720          77,108
Health Care Property Investors, Inc.+      2,830          72,335
Weingarten Realty Investors                1,880          71,083
Reckson Associates Realty Corp.            1,880          67,642
                                                   -------------
TOTAL COMMON STOCKS
   (Cost $30,684,078)                                 33,501,774
                                                   -------------


--------------------------------------------------------------------------------

FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                            FACE          MARKET
                                          AMOUNT           VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 23.5%
Collateralized by Obligations of
the U.S. Treasury

Lehman Brothers at
  3.40% due 01/03/06               $   7,937,803   $   7,937,803
                                                    -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $7,937,803)                                   7,937,803
                                                    -------------
SECURITIES LENDING COLLATERAL 10.0%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
    U.S. Bank                          3,377,914       3,377,914
                                                   -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $3,377,914)                                      3,377,914
                                                   =============
TOTAL INVESTMENTS 132.8%
  (Cost $41,999,795)                               $  44,817,491
                                                   -------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (32.8)%    $ (11,069,376)
                                                   -------------
NET ASSETS - 100.0%                                $  33,748,115

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at December 31, 2005.


--------------------------------------------------------------------------------

HEALTH CARE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.4%
Johnson & Johnson, Inc.                   84,602   $   5,084,580
Pfizer, Inc.                             207,643       4,842,235
Amgen, Inc.*+                             39,666       3,128,061
Genentech, Inc.*+                         33,731       3,120,117
UnitedHealth Group, Inc.                  48,674       3,024,602
Merck & Co., Inc.                         77,578       2,467,756
Medtronic, Inc.                           42,598       2,452,367
Eli Lilly & Co.                           40,574       2,296,083
Abbott Laboratories                       56,353       2,221,999
Wyeth                                     47,471       2,186,989
WellPoint, Inc.*                          26,294       2,097,978
Bristol-Myers Squibb Co.                  76,816       1,765,232
Schering-Plough Corp.                     65,250       1,360,462
Cardinal Health, Inc.                     18,726       1,287,412
Aetna, Inc.                               12,603       1,188,589
Baxter International, Inc.                29,954       1,127,768
Gilead Sciences, Inc.*+                   20,728       1,090,915
Caremark Rx, Inc.*                        20,515       1,062,472
HCA, Inc.                                 20,916       1,056,258
Guidant Corp.                             15,203         984,394
Boston Scientific Corp.*+                 38,438         941,347
Genzyme Corp.*                            12,800         905,984
St. Jude Medical, Inc.*                   17,971         902,144
Stryker Corp.                             19,560         869,051
Becton, Dickinson & Co.                   14,200         853,136
Medco Health Solutions, Inc.*             15,024         838,339
Zimmer Holdings, Inc.*                    12,056         813,057
McKesson Corp.                            15,500         799,645
Biogen Idec, Inc.*+                       17,341         786,068
Allergan, Inc.+                            7,090         765,436
CIGNA Corp.+                               6,570         733,869
Forest Laboratories, Inc.*                17,792         723,779
Express Scripts, Inc.*                     7,774         651,461
Celgene Corp.*+                            9,632         624,154
Quest Diagnostics, Inc.                   11,396         586,666
Humana, Inc.*+                             9,902         537,976
Coventry Health Care, Inc.*                9,421         536,620
Biomet, Inc.+                             14,600         533,922
Fisher Scientific International, Inc.*+    8,330         515,294
AmerisourceBergen Corp.+                  12,440         515,016
Medimmune, Inc.*                          14,518         508,420
IVAX Corp.*                               15,980         500,653
Chiron Corp.*+                            11,198         497,863
C.R. Bard, Inc.                            7,030         463,418
Laboratory Corporation of America
  Holdings*+                               8,476         456,433
Hospira, Inc.*                            10,089         431,607
Omnicare, Inc.+                            7,400         423,428
Varian Medical Systems, Inc.*              8,200         412,788

                                                          MARKET
                                          SHARES           VALUE
-------------------------------------------------------------------------------
Barr Pharmaceuticals, Inc.*                6,600   $     411,114
Sepracor, Inc.*+                           7,700         397,320
Health Net, Inc.*                          7,437         383,377
IMS Health, Inc.                          14,696         366,224
Health Management Associates, Inc. --
  Class A+                                16,013         351,645
DaVita, Inc.*                              6,872         347,998
Applera Corp. - Applied Biosystems
  Group+                                  13,100         347,936
Patterson Cos., Inc.*+                     9,541         318,669
Mylan Laboratories, Inc.                  15,700         313,372
Waters Corp.*                              8,000         302,400
Thermo Electron Corp.*                    10,000         301,300
Watson Pharmaceuticals, Inc.*              9,070         294,866
Intuitive Surgical, Inc.*+                 2,500         293,175
King Pharmaceuticals, Inc.*               17,300         292,716
Endo Pharmaceuticals Holdings, Inc.*       9,200         278,392
Dade Behring Holdings, Inc.                6,740         275,599
Henry Schein, Inc.*                        6,236         272,139
Beckman Coulter, Inc.                      4,684         266,520
Cephalon, Inc.*+                           4,100         265,434
Bausch & Lomb, Inc.                        3,900         264,810
Tenet Healthcare Corp.*                   34,382         263,366
Pharmaceutical Product
  Development, Inc.                        4,219         261,367
Lincare Holdings, Inc.*                    6,200         259,842
Cytyc Corp.*                               9,200         259,716
Invitrogen Corp.*                          3,851         256,631
Cerner Corp.*+                             2,800         254,548
Community Health Systems, Inc.*+           6,593         252,776
Triad Hospitals, Inc.*                     6,400         251,072
Millipore Corp.*                           3,800         250,952
Advanced Medical Optics, Inc.*+            6,000         250,800
Charles River Laboratories
  International, Inc.*+                    5,900         249,983
Inamed Corp.*                              2,800         245,504
Affymetrix, Inc.*+                         5,100         243,525
Protein Design Labs, Inc.*+                8,500         241,570
Hillenbrand Industries, Inc.               4,800         237,168
Manor Care, Inc.+                          5,956         236,870
Millennium Pharmaceuticals, Inc.*+        24,000         232,800
Renal Care Group, Inc.*                    4,900         231,819
ImClone Systems, Inc.*                     6,700         229,408
Covance, Inc.*                             4,610         223,815
American Pharmaceutical Partners, Inc.*+   5,700         221,103
Emdeon Corp.*                             26,100         220,806


--------------------------------------------------------------------------------

HEALTH CARE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
-------------------------------------------------------------------------------
Respironics, Inc.*                         5,900   $     218,713
Kinetic Concepts, Inc.*                    5,463         217,209
Vertex Pharmaceuticals, Inc.*+             7,800         215,826
ResMed, Inc.*+                             5,400         206,874
Pediatrix Medical Group, Inc.*             2,200         194,854
Kos Pharmaceuticals, Inc.*                 3,700         191,401
VCA Antech, Inc.*                          6,600         186,120
Gen-Probe, Inc.*                           3,800         185,402
Sierra Health Services, Inc.*              2,300         183,908
Idexx Laboratories, Inc.*                  2,500         179,950
Cooper Cos., Inc.+                         3,500         179,550
Universal Health Services, Inc. --
  Class B                                  3,800         177,612
LifePoint Hospitals, Inc.*                 4,700         176,250
Mentor Corp.                               3,800         175,104
Techne Corp.*                              3,100         174,065
Edwards Lifesciences Corp.*                4,000         166,440
Steris Corp.                               6,400         160,128
Valeant Pharmaceuticals International      8,300         150,064
Medicis Pharmaceutical Corp. --
  Class A+                                 4,600         147,430
Hologic, Inc.*                             3,800         144,096
American Healthways, Inc.*                 3,100         140,275
Sybron Dental Specialties, Inc.*           3,500         139,335
OSI Pharmaceuticals, Inc.*+                4,900         137,396
MGI Pharma, Inc.*+                         7,900         135,564
Perrigo Co.                                8,900         132,699
PerkinElmer, Inc.                          5,600         131,936
United Surgical Partners
  International, Inc.*                     4,100         131,815
Sunrise Senior Living, Inc.*+              3,800         128,098
Diagnostic Products Corp.                  2,600         126,230
American Medical Systems
  Holdings, Inc.*                          7,000         124,810
Chemed Corp.                               2,500         124,200
Biosite, Inc.*+                            2,100         118,209
Haemonetics Corp./MA*                      2,400         117,264
Integra LifeSciences Holdings Corp.*       3,300         117,018
Apria Healthcare Group, Inc.*              4,700         113,317
Alpharma, Inc. -- Class A                  3,900         111,189
Par Pharmaceutical Cos., Inc.*+            3,500         109,690
Immucor, Inc.*                             4,600         107,456
Owens & Minor, Inc.                        3,900         107,367
Centene Corp.*                             4,000         105,160
Invacare Corp.                             3,200         100,768
AMERIGROUP Corp.*                          5,100          99,246
Regeneron Pharmaceuticals, Inc.*           6,100          97,295
ArthroCare Corp.*+                         2,300          96,922

                                                          MARKET
                                          SHARES           VALUE
-------------------------------------------------------------------------------
Varian, Inc.*                              2,400   $      95,496
LCA-Vision, Inc.                           2,000          95,020
Viasys Healthcare, Inc.*                   3,500          89,950
Dionex Corp.*                              1,800          88,344
Cyberonics, Inc.*                          2,700          87,210
Dendrite International, Inc.*              5,800          83,578
Martek Biosciences Corp.*+                 3,300          81,213
Intermagnetics General Corp.*              2,500          79,750
AmSurg Corp.*                              3,300          75,438
NDCHealth Corp.*                           3,900          74,997
Parexel International Corp.*               3,700          74,962
DJ Orthopedics, Inc.*                      2,700          74,466
SurModics, Inc.*+                          2,000          73,980
Vital Signs, Inc.                          1,700          72,794
Amedisys, Inc.*+                           1,700          71,808
Analogic Corp.                             1,500          71,775
Conmed Corp.*                              3,000          70,980
PolyMedica Corp.                           2,000          66,940
ICU Medical, Inc.*                         1,700          66,657
Odyssey HealthCare, Inc.*                  3,500          65,240
Datascope Corp.                            1,900          62,795
Cambrex Corp.                              3,200          60,064
Greatbatch, Inc.*                          2,300          59,823
Laserscope*                                2,600          58,396
Connetics Corp.*+                          4,000          57,800
Merit Medical Systems, Inc.*               4,500          54,630
RehabCare Group, Inc.*                     2,400          48,480
Cross Country Healthcare, Inc.*            2,700          48,006
Gentiva Health Services, Inc.*             3,200          47,168
DENTSPLY International, Inc.                 800          42,952
Kensey Nash Corp.*                         1,900          41,857
SFBC International, Inc.*+                 2,500          40,025
Enzo Biochem, Inc.*+                       3,200          39,744
Savient Pharmaceuticals, Inc.*            10,300          38,522
CNS, Inc.                                  1,700          37,247
Arqule, Inc.*                              5,600          34,272
Possis Medical, Inc.*                      3,400          33,830
BioLase Technology, Inc.+                  3,800          30,362
Noven Pharmaceuticals, Inc.*+              1,900          28,747
Symbion, Inc.*                             1,200          27,600
Hooper Holmes, Inc.                       10,800          27,540
Bradley Pharmaceuticals, Inc.*+            2,100          19,950
Genesis HealthCare Corp.*                    500          18,260
Osteotech, Inc.*                           3,500          17,395
Theragenics Corp.*                         5,700          17,214
CryoLife, Inc.*                            4,900          16,366
Angiotech Pharmaceuticals, Inc.*             700           9,205
American Dental Partners, Inc.*              200           3,616


--------------------------------------------------------------------------------

HEALTH CARE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
-------------------------------------------------------------------------------
Schering AG -- SP ADR                          1   $          67
                                                    -------------
TOTAL COMMON STOCKS
  (Cost $71,082,562)                                  82,761,076
                                                    -------------

-------------------------------------------------------------------------------
                                            FACE
                                          AMOUNT
-------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 9.6%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
    U.S. Bank                          7,977,621       7,977,621
                                                    -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $7,977,621)                                      7,977,621
                                                    =============
TOTAL INVESTMENTS 109.0%
  (Cost $79,060,183)                               $  90,738,697
                                                   -------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (9.0)%     $  (7,521,782)
                                                   -------------
NET ASSETS - 100.0%                                $  83,216,915

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at December 31, 2005.

      ADR--American Depository Receipt.


--------------------------------------------------------------------------------

INTERNET FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.6%
Cisco Systems, Inc.*                      95,019   $   1,626,725
Google, Inc. -- Class A*+                  3,890       1,613,805
Time Warner, Inc.                         78,727       1,372,999
Qualcomm, Inc.                            30,588       1,317,731
Yahoo!, Inc.*+                            32,753       1,283,262
eBay, Inc.*+                              29,007       1,254,553
Amazon.com, Inc.*+                        15,254         719,226
Symantec Corp.*+                          36,742         642,985
Sun Microsystems, Inc.*                   47,711         618,909
Qwest Communications International,
   Inc.*                                  06,112         599,533
Juniper Networks, Inc.*+                  25,804         575,429
Broadcom Corp. -- Class A*                12,192         574,853
Research In Motion, Ltd.*+                 8,234         543,526
Intuit, Inc.*+                            10,182         542,701
IAC/InterActiveCorp*+                     18,673         528,633
E*Trade Financial Corp.*+                 23,355         487,185
Red Hat, Inc.*+                           14,621         398,276
Monster Worldwide, Inc.*+                  9,547         389,708
VeriSign, Inc.*+                          17,752         389,124
Siebel Systems, Inc.+                     34,422         364,185
CheckFree Corp.*                           7,597         348,702
Adobe Systems, Inc.                        9,358         345,872
Check Point Software Technologies
   Ltd.*+                                 16,250         326,625
BEA Systems, Inc.*                        33,837         318,068
McAfee, Inc.*                             11,447         310,557
F5 Networks, Inc.*+                        4,801         274,569
Emdeon Corp.*                             27,870         235,780
Foundry Networks, Inc.*+                  16,944         233,997
Internet Security Systems, Inc.*          11,116         232,880
CNET Networks, Inc.*+                     15,536         228,224
aQuantive, Inc.*+                          9,020         227,665
Ciena Corp.*                              75,180         223,285
Websense, Inc.*                            3,310         217,268
RealNetworks, Inc.*                       27,680         214,797
Palm, Inc.*+                               6,587         209,467
EarthLink, Inc.*                          18,346         203,824
Netflix, Inc.*+                            7,170         194,020
TIBCO Software, Inc.*                     25,117         187,624
Digital Insight Corp.*                     5,770         184,755
Digital River, Inc.*+                      5,030         149,592
United Online, Inc.                       10,484         149,082
WebEx Communications, Inc.*                6,820         147,517
webMethods, Inc.*                         14,580         112,412
S1 Corp.*                                 21,808          94,865
Expedia, Inc.*+                            2,084          49,933
                                                    -------------
TOTAL COMMON STOCKS
   (Cost $17,253,080)                                 21,264,728
                                                    -------------

                                            FACE          MARKET
                                          AMOUNT           VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.8%
Collateralized by Obligations of the
U.S. Treasury

Lehman Brothers at
   3.40% due 01/03/06              $     174,730   $     174,730
                                                    -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $174,730)                                       174,730
                                                    -------------
SECURITIES LENDING COLLATERAL 27.1%
Investment in Securities Lending Short Term
       Investment Portfolio Held by
       U.S. Bank                       5,790,386       5,790,386
                                                    -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $5,790,386)                                      5,790,386
                                                    =============
TOTAL INVESTMENTS 127.5%
   (Cost $23,218,196)                               $ 27,229,844
                                                    -------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (27.5)%     $  (5,877,453)
                                                    -------------
NET ASSETS - 100.0%                                 $ 21,352,391

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at December 31, 2005.


--------------------------------------------------------------------------------

LEISURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.6%
Time Warner, Inc.                         19,734   $     344,161
The Walt Disney Co.                       11,516         276,039
Viacom, Inc. -- Class B*                   8,193         267,092
McDonald's Corp.                           7,570         255,260
Carnival Corp.+                            4,630         247,566
News Corp. -- Class A                     14,930         232,161
Starbucks Corp.*                           6,958         208,810
Marriott International, Inc. -- Class A    2,536         169,836
Las Vegas Sands Corp.*+                    4,150         163,800
Yum! Brands, Inc.                          3,368         157,892
Electronic Arts, Inc.*+                    2,905         151,961
Harrah's Entertainment, Inc.               2,073         147,784
Starwood Hotels & Resorts Worldwide,
   Inc.+                                   2,268         144,834
International Game Technology, Inc.        4,664         143,558
Hilton Hotels Corp.                        5,363         129,302
MGM Mirage, Inc.*+                         3,290         120,644
Wendy's International, Inc.                2,081         114,996
Darden Restaurants, Inc.                   2,942         114,385
Pixar*+                                    2,014         106,178
Wynn Resorts Ltd.*+                        1,899         104,160
Eastman Kodak Co.                          4,263          99,754
Mattel, Inc.                               6,293          99,555
Boyd Gaming Corp.                          1,900          90,554
Hasbro, Inc.                               4,416          89,115
Station Casinos, Inc.                      1,270          86,106
Brunswick Corp.                            2,102          85,467
Choice Hotels International, Inc.          1,912          79,845
Outback Steakhouse, Inc.+                  1,875          78,019
GTECH Holdings Corp.                       2,406          76,366
Activision, Inc.*+                         5,311          72,973
Warner Music Group Corp.                   3,620          69,757
Penn National Gaming, Inc.*                1,980          65,241
Cheesecake Factory, Inc.*                  1,700          63,563
Brinker International, Inc.                1,640          63,402
SCP Pool Corp.                             1,640          61,041
Panera Bread Co. -- Class A*                 920          60,426
Scientific Games Corp. -- Class A*         2,190          59,743
CBRL Group, Inc.+                          1,690          59,404
Applebee's International, Inc.             2,627          59,344
Sonic Corp.*                               1,990          58,705
Polaris Industries, Inc.                   1,148          57,630
Ruby Tuesday, Inc.                         2,100          54,369
Marvel Entertainment, Inc.*                3,219          52,727
Jack in the Box, Inc.*                     1,485          51,871
THQ, Inc.*                                 2,160          51,516

                                                          MARKET
                                          SHARES           VALUE
-------------------------------------------------------------------------------
Regal Entertainment Group --Class A+       2,690   $      51,164
P.F. Chang's China Bistro, Inc.*           1,000          49,630
Pinnacle Entertainment, Inc.*              1,920          47,443
Rare Hospitality International, Inc.*      1,550          47,105
IHOP Corp.                                 1,000          46,910
CKX, Inc.*                                 3,380          43,940
CEC Entertainment, Inc.*                   1,280          43,571
DreamWorks Animation SKG, Inc. --
   Class A*                                1,740          42,734
Bob Evans Farms, Inc.                      1,830          42,200
Papa John's International, Inc.*             703          41,695
Take-Two Interactive Software, Inc.*+      2,270          40,179
Callaway Golf Co.                          2,900          40,136
Red Robin Gourmet Burgers, Inc.*+            730          37,201
Jakks Pacific, Inc.*                       1,760          36,854
Aztar Corp.*                               1,190          36,164
WMS Industries, Inc.*                      1,440          36,130
International Speedway Corp. -- Class A      730          34,967
Shuffle Master, Inc.*+                     1,370          34,442
Steak n Shake Co.*                         2,010          34,070
Ryan's Restaurant Group, Inc.*             2,740          33,044
Nautilus, Inc.+                            1,550          28,923
O'Charleys, Inc.*                          1,755          27,220
K2, Inc.*                                  2,650          26,792
Lone Star Steakhouse & Saloon, Inc.        1,100          26,114
Landry's Restaurants, Inc.                   950          25,375
Bally Total Fitness Holding Corp.*         3,750          23,550
Krispy Kreme Doughnuts, Inc.*+             3,960          22,730
Multimedia Games, Inc.*+                   2,210          20,443
4Kids Entertainment, Inc.*                 1,186          18,608
Napster, Inc.*                             4,110          14,467
Meade Instruments Corp.*                   4,873          13,303
CKE Restaurants, Inc.                        480           6,485
Domino's Pizza, Inc.                         260           6,292
Gaylord Entertainment Co.*                   130           5,667
                                                    -------------
TOTAL COMMON STOCKS
   (Cost $5,031,448)                                   6,432,460
                                                    -------------


--------------------------------------------------------------------------------

LEISURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                            FACE          MARKET
                                          AMOUNT           VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.6%
Collateralized by Obligations of the
U.S. Treasury

Lehman Brothers at
 3.40% due 01/03/06                $      38,237   $      38,237
                                                    -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $38,237)                                         38,237
                                                    -------------
SECURITIES LENDING COLLATERAL 10.1%
Investment in Securities Lending Short Term
       Investment Portfolio Held by
       U.S. Bank                         649,273         649,273
                                                    -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $649,273)                                          649,273
                                                    =============
TOTAL INVESTMENTS 110.3%
   (Cost $5,718,958)                                $   7,119,970
                                                    -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (10.3)%                                 $    (664,992)
                                                    -------------
NET ASSETS - 100.0%                                 $   6,454,978

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at December 31, 2005.


--------------------------------------------------------------------------------

PRECIOUS METALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 98.8%
Newmont Mining Corp.+                    607,570   $  32,444,238
Freeport-McMoRan Copper & Gold, Inc. --
  Class B+                               423,095      22,762,511
Placer Dome, Inc.                        694,041      15,914,360
Barrick Gold Corp.+                      540,852      15,073,545
Goldcorp, Inc.+                          636,329      14,177,410
AngloGold Ashanti Ltd. -- SP ADR+        254,020      12,530,807
Gold Fields Ltd. -- SP ADR+              606,990      10,701,234
Glamis Gold Ltd.*+                       347,304       9,543,914
Harmony Gold Mining Co. Ltd. --
  SP ADR*+                               660,723       8,622,435
Agnico-Eagle Mines Ltd.+                 406,661       8,035,621
Royal Gold, Inc.+                        230,934       8,020,338
Pan American Silver Corp.*+              372,945       7,022,554
Crystallex International Corp.*+       3,190,366       6,891,191
Coeur d'Alene Mines Corp.*+            1,703,298       6,813,192
Meridian Gold, Inc.*                     309,298       6,764,347
Kinross Gold Corp.*                      712,344       6,567,812
Cia de Minas Buenaventura SA -- SP ADR   207,880       5,883,004
Bema Gold Corp.*                       1,956,443       5,693,249
Randgold Resources Ltd. -- SP ADR*       319,338       5,150,922
Silver Standard Resources, Inc.*+        336,428       5,150,713
Apex Silver Mines Ltd.*                  284,086       4,516,967
Stillwater Mining Co.*                   376,434       4,355,341
Hecla Mining Co.*+                     1,015,743       4,123,917
Golden Star Resources Ltd.*+           1,268,151       3,360,600
Novagold Resources, Inc.*                366,518       3,335,314
                                                    -------------
TOTAL COMMON STOCKS
   (Cost $131,131,833)                               233,455,536
                                                    -------------

                                            FACE
                                          AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 1.1%
Collateralized by Obligations of the U.S. Treasury

Lehman Brothers at
   3.40% due 01/03/06              $   2,688,721       2,688,721
                                                    -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $2,688,721)                                   2,688,721
                                                    -------------

-------------------------------------------------------------------------------
                                            FACE          MARKET
                                          AMOUNT           VALUE
-------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 35.6%
Investment in Securities Lending Short Term
       Investment Portfolio Held by
       U.S. Bank                      84,147,193   $  84,147,193
                                                    -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $84,147,193)                                    84,147,193
                                                    =============

TOTAL INVESTMENTS 135.5%
   (Cost $217,967,747)                             $ 320,291,450
                                                    -------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (35.5)%    $ (83,897,196)
                                                    -------------
NET ASSETS - 100.0%                                $ 236,394,254

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at December 31, 2005.


--------------------------------------------------------------------------------

REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                          SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 100.1%
Simon Property Group, Inc.+                4,148   $     317,861
Equity Residential                         6,666         260,774
General Growth Properties, Inc.+           5,467         256,894
Vornado Realty Trust                       3,047         254,333
Equity Office Properties Trust+            8,318         252,285
ProLogis                                   4,887         228,321
Archstone-Smith Trust                      5,344         223,860
Boston Properties, Inc.                    3,009         223,057
Public Storage, Inc.                       3,254         220,361
Host Marriott Corp.+                      10,997         208,393
KIMCO Realty Corp.                         6,487         208,103
AvalonBay Communities, Inc.                2,243         200,188
Plum Creek Timber Co., Inc. (REIT)         5,229         188,505
The St. Joe Co.+                           2,626         176,520
CB Richard Ellis Group, Inc. --
  Class A*                                 2,905         170,959
Developers Diversified Realty Corp.        3,590         168,802
AMB Property Corp.                         3,409         167,621
Duke Realty Corp.                          5,006         167,200
Macerich Co.                               2,239         150,326
Liberty Property Trust+                    3,470         148,690
SL Green Realty Corp.                      1,926         147,127
Regency Centers Corp.+                     2,433         143,425
Health Care Property Investors, Inc.+      5,580         142,625
Weingarten Realty Investors                3,741         141,447
Apartment Investment & Management Co. --
  Class A+                                 3,700         140,119
Arden Realty, Inc.                         3,111         139,466
United Dominion Realty Trust, Inc.+        5,932         139,046
Trizec Properties, Inc.                    6,062         138,941
iStar Financial, Inc.                      3,894         138,821
Reckson Associates Realty Corp.            3,853         138,631
Ventas, Inc.+                              4,252         136,149
Camden Property Trust                      2,300         133,216
Federal Realty Investment Trust            2,190         132,824
CenterPoint Properties Trust               2,603         128,796
Rayonier, Inc.+                            3,225         128,516
Pan Pacific Retail Properties, Inc.        1,900         127,091
Global Signal, Inc.                        2,938         126,804
Forest City Enterprises, Inc. -- Class A   3,328         126,231
Mack-Cali Realty Corp.                     2,843         122,818
BRE Properties, Inc. -- Class A            2,697         122,660

                                                          MARKET
                                          SHARES           VALUE
-------------------------------------------------------------------------------
Hospitality Properties Trust               3,049   $     122,265
Thornburg Mortgage, Inc.+                  4,561         119,498
Shurgard Storage Centers, Inc. --
  Class A                                  2,084         118,184
CBL & Associates Properties, Inc.          2,923         115,488
Essex Property Trust, Inc.+                1,230         113,406
New Plan Excel Realty Trust                4,791         111,055
Prentiss Properties Trust                  2,703         109,958
New Century Financial Corp.+               2,988         107,777
Crescent Real Estate EQT Co.               5,248         104,015
HRPT Properties Trust                     10,016         103,666
CarrAmerica Realty Corp.                   2,983         103,301
Health Care REIT, Inc.                     3,044         103,192
KKR Financial Corp.                        4,259         102,173
Taubman Centers, Inc.+                     2,927         101,713
First Industrial Realty Trust, Inc.+       2,635         101,448
Kilroy Realty Corp.                        1,625         100,588
Post Properties, Inc.                      2,502          99,955
Alexandria Real Estate Equities, Inc.      1,213          97,647
Mills Corp.                                2,290          96,043
Colonial Properties Trust                  2,221          93,238
Friedman Billings Ramsey Group, Inc. --
  Class A+                                 9,411          93,169
Realty Income Corp.                        4,278          92,490
Highwoods Properties, Inc.                 3,244          92,292
Nationwide Health Properties, Inc.         4,282          91,635
Corporate Office Properties Trust SBI/MD   2,558          90,911
Home Properties, Inc.                      2,228          90,902
Healthcare Realty Trust, Inc.              2,694          89,629
Washington Real Estate Investment Trust    2,918          88,561
Brandywine Realty Trust                    3,167          88,391
Cousins Properties, Inc.                   3,118          88,239
Heritage Property Investment Trust         2,637          88,076
LaSalle Hotel Properties                   2,366          86,880
Commercial Net Lease Realty                4,229          86,145
Mid-America Apartment Communities, Inc.    1,758          85,263
FelCor Lodging Trust, Inc.                 4,947          85,138
Senior Housing Properties Trust            4,863          82,233
Eastgroup Properties, Inc.                 1,803          81,424
American Financial Realty Trust            6,741          80,892
Annaly Mortgage Management, Inc.           7,248          79,293


--------------------------------------------------------------------------------

REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                          MARKET
                                          SHARES           VALUE
-------------------------------------------------------------------------------
Lexington Corporate  Properties Trust                     3,701   $      78,831
Pennsylvania Real Estate Investment
  Trust                                    2,102          78,531
PS Business Parks, Inc.                                   1,568          77,146
AMLI Residential Properties Trust                         1,993          75,834
Equity Lifestyle Properties, Inc.                         1,686          75,027
Trustreet Properties, Inc.                                4,912          71,813
Entertainment Properties Trust+                           1,738          70,824
Meristar Hospitality Corp.*                               7,458          70,105
Innkeepers USA Trust                                      4,291          68,656
Inland Real Estate Corp.                                  4,564          67,502
Glimcher Realty Trust+                                    2,742          66,685
Tanger Factory Outlet Centers, Inc.                       2,312          66,447
Sovran Self Storage, Inc.+                                1,399          65,711
Town & Country Trust+                                     1,911          64,611
Equity Inns, Inc.                                         4,635          62,804
National Health Investors, Inc.                           2,346          60,902
Acadia Realty Trust                                       2,989          59,929
Saul Centers, Inc.                                        1,656          59,782
Sun Communities, Inc.                                     1,814          56,960
Glenborough Realty Trust, Inc.                            2,953          53,449
LTC Properties, Inc.                                      2,527          53,143
Ramco-Gershenson Properties Trust                         1,877          50,022
Parkway Properties, Inc./MD                               1,232          49,452
CentraCore Properties Trust                               1,615          43,395
Universal Health Realty Income Trust                      1,358          42,560
Bedford Property Investors, Inc.                          1,880          41,247
Urstadt Biddle Properties, Inc.                           2,371          38,434
Winston Hotels, Inc.                                      3,502          34,670
Associated Estates Realty Corp.                           3,451          31,197
Windrose Medical Properties Trust                         1,876          27,877
American Land Lease, Inc.                                 1,117          26,439
Monmouth Reit -- Class A                                  2,836          22,745
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $10,035,984)                                                12,486,709
                                                                  -------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.1%
Collateralized by Obligations of the U.S.
Treasury

Lehman Brothers at
   3.40% due 01/03/06                             $      10,572   $      10,572
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $10,572)                                                        10,572
                                                                  -------------
SECURITIES LENDING COLLATERAL 6.6%
Investment in Securities Lending Short Term
       Investment Portfolio Held by U.S. Bank           831,993         831,993
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $831,993)                                                         831,993
                                                                  =============
TOTAL INVESTMENTS 106.8%
   (Cost $10,878,549)                                             $  13,329,274
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (6.8)%                    $    (852,749)
                                                                  -------------
NET ASSETS - 100.0%                                               $  12,476,525

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at December 31, 2005.

      REIT - Real Estate Investment Trust.


--------------------------------------------------------------------------------

RETAILING FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.5%
Wal-Mart Stores, Inc.                                    13,561   $     634,655
Home Depot, Inc.+                                        10,616         429,736
eBay, Inc.*+                                              8,104         350,498
Lowe's Cos., Inc.                                         4,880         325,301
Target Corp.                                              5,679         312,175
Walgreen Co.+                                             6,692         296,188
Costco Wholesale Corp.+                                   4,811         238,000
Best Buy Co., Inc.+                                       4,695         204,139
Amazon.com, Inc.*+                                        4,213         198,643
CVS Corp.                                                 7,466         197,252
Staples, Inc.                                             8,647         196,373
Federated Department Stores, Inc.                         2,827         187,515
Sears Holdings Corp.*+                                    1,618         186,928
J.C. Penney Holding Co., Inc.                             3,254         180,922
Kohl's Corp.*                                             3,690         179,334
The Gap, Inc.+                                            9,946         175,447
TJX Cos., Inc.                                            6,734         156,431
Nordstrom, Inc.+                                          3,942         147,431
Office Depot, Inc.*                                       4,625         145,225
Limited Brands, Inc.                                      6,353         141,990
IAC/InterActiveCorp*+                                     4,970         140,701
Bed Bath & Beyond, Inc.*                                  3,853         139,286
Expedia, Inc.*+                                           5,674         135,949
Chico's FAS, Inc.*+                                       3,094         135,919
AutoZone, Inc.*+                                          1,422         130,468
Genuine Parts Co.                                         2,885         126,709
Abercrombie & Fitch Co. -- Class A+                       1,893         123,386
Sherwin-Williams Co.                                      2,615         118,773
AutoNation, Inc.*                                         5,364         116,560
Dollar General Corp.+                                     5,624         107,250
Circuit City Stores, Inc.+                                4,710         106,399
Tiffany & Co.                                             2,714         103,919
Ross Stores, Inc.                                         3,589         103,722
Michaels Stores, Inc.                                     2,925         103,457
Advance Auto Parts, Inc.*+                                2,341         101,740
Family Dollar Stores, Inc.                                4,100         101,639
Williams-Sonoma, Inc.*+                                   2,270          97,950
Petsmart, Inc.+                                           3,717          95,378
O'Reilly Automotive, Inc.*                                2,845          91,068
Foot Locker, Inc.                                         3,650          86,103
American Eagle Outfitters, Inc.+                          3,656          84,015
Urban Outfitters, Inc.*                                   3,267          82,688
AnnTaylor Stores Corp.*                                   2,380          82,158
Claire's Stores, Inc.                                     2,710          79,186
Barnes & Noble, Inc.                                      1,854          79,110
Dollar Tree Stores, Inc.*                                 3,108          74,406
CarMax, Inc.*                                             2,671          73,933

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
RadioShack Corp.                                          3,490   $      73,395
Payless Shoesource, Inc.*                                 2,797          70,205
Tractor Supply Co.*+                                      1,293          68,451
Dillard's, Inc. -- Class A                                2,710          67,262
Saks, Inc.*+                                              3,970          66,934
BJ's Wholesale Club, Inc.*+                               2,253          66,599
Pacific Sunwear of California, Inc.*                      2,603          64,867
Children's Place Retail Stores, Inc.*                     1,306          64,543
Burlington Coat Factory Warehouse Corp.                   1,498          60,235
Dress Barn, Inc.*+                                        1,551          59,884
Aeropostale, Inc.*+                                       2,275          59,832
Big Lots, Inc.*                                           4,930          59,209
Men's Wearhouse, Inc.*                                    2,007          59,086
Rite Aid Corp.*                                          16,554          57,608
Zale Corp.*                                               2,200          55,330
Select Comfort Corp.*                                     1,990          54,426
Rent-A-Center, Inc.*                                      2,770          52,242
Hibbett Sporting Goods, Inc.*                             1,830          52,118
OfficeMax, Inc.                                           2,050          51,988
Dick's Sporting Goods, Inc.*+                             1,560          51,854
Borders Group, Inc.                                       2,355          51,033
Gymboree Corp.*                                           2,100          49,140
Longs Drug Stores Corp.                                   1,326          48,253
Guitar Center, Inc.*                                        950          47,509
Bebe Stores, Inc.                                         3,319          46,566
Aaron Rents, Inc.                                         2,100          44,268
Fred's, Inc.+                                             2,710          44,092
Christopher & Banks Corp.                                 2,337          43,889
Group 1 Automotive, Inc.*                                 1,380          43,373
Genesco, Inc.*                                            1,107          42,941
Too, Inc.*                                                1,511          42,625
Finish Line, Inc. -- Class A                              2,440          42,505
PEP Boys-Manny Moe & Jack+                                2,820          41,990
GameStop Corp. -- Class B*                                1,440          41,616
99 Cents Only Stores*+                                    3,953          41,348
Stage Stores, Inc.                                        1,380          41,096
Linens 'N Things, Inc.*                                   1,490          39,634
Sonic Automotive, Inc.                                    1,720          38,322
Building Material Holding Corp.                             554          37,788
Stein Mart, Inc.                                          2,064          37,462
HOT Topic, Inc.*                                          2,490          35,483
Pier 1 Imports, Inc.                                      3,990          34,833
J. Jill Group, Inc.*                                      1,770          33,683
Cato Corp. -- Class A                                     1,560          33,462
Goody's Family Clothing, Inc.                             3,160          30,304
Cost Plus, Inc.*+                                         1,660          28,469
Audiovox Corp. -- Class A*                                1,789          24,796


--------------------------------------------------------------------------------

RETAILING FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
Haverty Furniture Cos., Inc.                              1,880   $      24,233
Jo-Ann Stores, Inc.*                                      1,770          20,886
Insight Enterprises, Inc.*                                  840          16,472
Hancock Fabrics, Inc./DE                                  2,483          10,106
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $7,370,867)                                                 10,080,300
                                                                  -------------

                                                           FACE
                                                         AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.1%
Collateralized by Obligations of the U.S.
Treasury

Lehman Brothers at
   3.40% due 01/03/06                             $      15,904          15,904
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $15,904)                                                        15,904
                                                                  -------------
SECURITIES LENDING COLLATERAL 15.7%
Investment in Securities Lending Short Term
       Investment Portfolio Held by U.S. Bank         1,589,619       1,589,619
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,589,619)                                                     1,589,619
                                                                  =============
TOTAL INVESTMENTS 115.3%
   (Cost $8,976,390)                                              $  11,685,823
                                                                  -------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (15.3)%                   $  (1,552,291)
                                                                  -------------
NET ASSETS - 100.0%                                               $  10,133,532

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at December 31, 2005.


--------------------------------------------------------------------------------

TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 100.0%
Microsoft Corp.                                         121,454   $   3,176,022
Intel Corp.                                              80,702       2,014,322
International Business Machines Corp.+                   22,000       1,808,400
Cisco Systems, Inc.*                                     89,350       1,529,672
Google, Inc. -- Class A*+                                 3,180       1,319,255
Hewlett-Packard Co.                                      43,929       1,257,687
Qualcomm, Inc.                                           25,961       1,118,400
Dell, Inc.*                                              36,942       1,107,891
Apple Computer, Inc.*                                    14,900       1,071,161
Oracle Corp.*                                            84,500       1,031,745
Yahoo!, Inc.*+                                           24,859         973,976
Motorola, Inc.+                                          42,156         952,304
Texas Instruments, Inc.                                  27,630         886,094
First Data Corp.                                         15,180         652,892
EMC Corp./MA*                                            47,299         644,212
Applied Materials, Inc.                                  32,844         589,221
Corning, Inc.*                                           29,550         580,953
Adobe Systems, Inc.                                      15,327         566,486
Automatic Data Processing, Inc.                          11,990         550,221
Symantec Corp.*                                          24,334         425,845
Computer Associates International, Inc.+                 13,530         381,411
Agilent Technologies, Inc.*                              11,420         380,172
Electronic Arts, Inc.*+                                   6,906         361,253
Sun Microsystems, Inc.*                                  82,645         346,283
Paychex, Inc.+                                            9,080         346,130
Xerox Corp.*+                                            23,389         342,649
Broadcom Corp. -- Class A*                                6,860         323,449
Analog Devices, Inc.                                      8,950         321,036
Advanced Micro Devices, Inc.*+                           10,375         317,475
Electronic Data Systems Corp.                            13,030         313,241
Sandisk Corp.*+                                           4,900         307,818
Juniper Networks, Inc.*+                                 13,600         303,280
Maxim Integrated Products, Inc.+                          7,860         284,846
Lucent Technologies, Inc.*+                             105,715         281,202
Linear Technology Corp.                                   7,720         278,460
Network Appliance, Inc.*+                                 9,924         267,948
Intuit, Inc.*                                             4,930         262,769
KLA-Tencor Corp.+                                         5,201         256,565
Autodesk, Inc.                                            5,922         254,350
Computer Sciences Corp.*                                  4,980         252,187
National Semiconductor Corp.+                             9,194         238,860
Xilinx, Inc.+                                             9,170         231,176
Micron Technology, Inc.*+                                16,890         224,806
Jabil Circuit, Inc.*                                      5,950         220,685
Fiserv, Inc.*+                                            5,086         220,071

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
Affiliated Computer Services, Inc. -- Class A*            3,460   $     204,763
Cognizant Technology Solutions Corp.*                     3,992         200,997
Freescale Semiconductor, Inc. -- Class B*                 7,880         198,340
Scientific-Atlanta, Inc.                                  4,590         197,691
Microchip Technology, Inc.                                6,120         196,758
Altera Corp.*                                            10,570         195,862
NCR Corp.*+                                               5,526         187,552
Nvidia Corp.*                                             5,042         184,336
VeriSign, Inc.*+                                          7,963         174,549
Iron Mountain, Inc.*                                      4,100         173,102
Harris Corp.+                                             4,021         172,943
Siebel Systems, Inc.+                                    15,960         168,857
Comverse Technology, Inc.*+                               6,150         163,528
Red Hat, Inc.*+                                           5,890         160,444
Avaya, Inc.*                                             14,850         158,449
Lam Research Corp.*                                       4,430         158,062
Citrix Systems, Inc.*+                                    5,490         158,002
Tellabs, Inc.*                                           14,090         153,581
DST Systems, Inc.*                                        2,545         152,471
Lexmark International, Inc.*+                             3,360         150,629
Cadence Design Systems, Inc.*+                            8,854         149,810
MEMC Electronic Materials, Inc.*                          6,581         145,901
CDW Corp.+                                                2,530         145,652
Western Digital Corp.*                                    7,764         144,488
CheckFree Corp.*                                          3,087         141,693
BMC Software, Inc.*                                       6,900         141,381
McAfee, Inc.*                                             5,078         137,766
Amphenol Corp. -- Class A                                 2,994         132,514
Intersil Corp. -- Class A                                 5,260         130,869
Ceridian Corp.*                                           5,140         127,729
Salesforce.com, Inc.*+                                    3,970         127,238
JDS Uniphase Corp.*+                                     53,890         127,180
Arrow Electronics, Inc.*                                  3,956         126,711
Global Payments, Inc.                                     2,712         126,406
NAVTEQ Corp.*                                             2,881         126,389
BEA Systems, Inc.*                                       13,207         124,146
Total System Services, Inc.                               6,250         123,687
Activision, Inc.*+                                        8,814         121,104
Novell, Inc.*                                            13,640         120,441
Solectron Corp.*                                         32,287         118,170
Avnet, Inc.*+                                             4,906         117,450
Symbol Technologies, Inc.                                 9,100         116,662
Compuware Corp.*                                         12,983         116,458
Sabre Holdings Corp.                                      4,760         114,764
Novellus Systems, Inc.*                                   4,709         113,581
Ingram Micro, Inc. -- Class A*                            5,650         112,604


--------------------------------------------------------------------------------

TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
Zebra Technologies Corp. -- Class A*                      2,580   $     110,553
Akamai Technologies, Inc.*                                5,290         105,430
Synopsys, Inc.*                                           5,210         104,513
LSI Logic Corp.*                                         12,940         103,520
QLogic Corp.*                                             3,173         103,154
Fair Isaac Corp.+                                         2,322         102,563
Alliance Data Systems Corp.*                              2,880         102,528
Integrated Device Technology, Inc.*                       7,640         100,695
Diebold, Inc.                                             2,610          99,180
Teradyne, Inc.*                                           6,800          99,076
National Instruments Corp.                                3,090          99,034
AVX Corp.                                                 6,570          95,134
Molex, Inc.+                                              3,650          94,717
ADC Telecommunications, Inc.*                             4,230          94,498
Certegy, Inc.                                             2,290          92,882
Agere Systems, Inc.*                                      7,180          92,622
Vishay Intertechnology, Inc.*                             6,590          90,678
Tektronix, Inc.                                           3,210          90,554
MoneyGram International, Inc.                             3,400          88,672
Tech Data Corp.*                                          2,220          88,090
Convergys Corp.*+                                         5,450          86,382
Sanmina-SCI Corp.*                                       19,890          84,731
F5 Networks, Inc.*+                                       1,480          84,641
Mettler Toledo International, Inc.*                       1,520          83,904
ADTRAN, Inc.+                                             2,820          83,867
Hyperion Solutions Corp.*                                 2,340          83,819
Acxiom Corp.                                              3,600          82,800
Mercury Interactive Corp.*                                2,950          81,980
Fairchild Semiconductor International, Inc.*+             4,810          81,337
Silicon Laboratories, Inc.*                               2,200          80,652
Factset Research Systems, Inc.                            1,950          80,262
Anteon International Corp.*                               1,440          78,264
International Rectifier Corp.*+                           2,450          78,155
Avid Technology, Inc.*                                    1,400          76,664
Sybase, Inc.*+                                            3,480          76,073
Trimble Navigation Ltd.*                                  2,140          75,949
Cree, Inc.*+                                              2,990          75,468
Unisys Corp.*                                            12,880          75,090
Cypress Semiconductor Corp.*+                             5,200          74,100
Ciena Corp.*                                             24,110          71,607
Microsemi Corp.*+                                         2,580          71,363
Micros Systems, Inc.*+                                    1,470          71,030
Reynolds & Reynolds Co. -- Class A                        2,530          71,017
Jack Henry & Associates, Inc.                             3,680          70,214

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
Andrew Corp.*                                             6,490   $      69,638
BISYS Group, Inc.*                                        4,960          69,490
Atmel Corp.*                                             22,360          69,092
Parametric Technology Corp.*                             10,762          65,648
Websense, Inc.*                                             998          65,509
CACI International, Inc. -- Class A*                      1,130          64,839
THQ, Inc.*                                                2,680          63,918
Hewitt Associates, Inc. -- Class A*                       2,280          63,863
Varian Semiconductor Equipment
   Associates, Inc.*                                      1,450          63,698
Gartner, Inc. -- Class A*+                                4,880          62,952
Imation Corp.                                             1,350          62,194
MPS Group, Inc.*                                          4,480          61,242
Polycom, Inc.*                                            4,000          61,200
Cognex Corp.                                              2,000          60,180
Flir Systems, Inc.*                                       2,690          60,068
Semtech Corp.*+                                           3,250          59,345
Powerwave Technologies, Inc.*+                            4,680          58,828
Anixter International, Inc.                               1,490          58,289
Benchmark Electronics, Inc.*                              1,730          58,180
PMC - Sierra, Inc.*+                                      7,510          57,902
3Com Corp.*+                                             16,010          57,636
Wind River Systems, Inc.*                                 3,850          56,864
Ansys, Inc.*                                              1,320          56,351
Plantronics, Inc.                                         1,990          56,317
Avocent Corp.*                                            2,040          55,468
Cymer, Inc.*                                              1,507          53,514
Belden CDT, Inc.+                                         2,190          53,502
Kronos, Inc./MA*                                          1,270          53,162
Take-Two Interactive Software, Inc.*                      2,940          52,038
CommScope, Inc.*                                          2,570          51,734
eFunds Corp.*                                             2,190          51,334
CSG Systems International, Inc.*+                         2,240          49,997
Plexus Corp.*                                             2,170          49,346
Digital Insight Corp.*                                    1,530          48,991
SRA International, Inc. -- Class A*                       1,590          48,559
Serena Software, Inc.*+                                   2,008          47,068
Micrel, Inc.*                                             4,040          46,864
RF Micro Devices, Inc.*                                   8,600          46,526
Transaction Systems Architects, Inc.
   -- Class A*+                                           1,610          46,352
Talx Corp.                                                1,010          46,167
j2 Global Communications, Inc.*                           1,074          45,903
Progress Software Corp.*                                  1,600          45,408


--------------------------------------------------------------------------------

TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
Filenet Corp.*                                            1,750   $      45,237
WebEx Communications, Inc.*                               2,080          44,990
Utstarcom, Inc.*+                                         5,530          44,572
ATMI, Inc.*                                               1,580          44,193
Gateway, Inc.*+                                          17,200          43,172
Internet Security Systems, Inc.*                          2,060          43,157
Checkpoint Systems, Inc.*                                 1,700          41,905
Mentor Graphics Corp.*                                    4,040          41,774
Coherent, Inc.*                                           1,390          41,255
Itron, Inc.*                                              1,030          41,241
Black Box Corp.                                             860          40,747
Aeroflex, Inc.*                                           3,790          40,742
Paxar Corp.*                                              2,070          40,634
Advent Software, Inc.*                                    1,400          40,474
Macrovision Corp.*                                        2,370          39,650
Scansource, Inc.*                                           700          38,276
RSA Security, Inc.*+                                      3,380          37,957
Adaptec, Inc.*                                            6,440          37,481
Applied Micro Circuits Corp.*                            14,480          37,214
Global Imaging Systems, Inc.*                             1,070          37,054
iPayment Holdings, Inc.*                                    890          36,953
MAXIMUS, Inc.                                             1,000          36,690
Skyworks Solutions, Inc.*                                 7,150          36,393
Technitrol, Inc.                                          2,120          36,252
Hutchinson Technology, Inc.*+                             1,240          35,278
ViaSat, Inc.*                                             1,290          34,482
Triquint Semiconductor, Inc.*                             7,740          34,443
Power Integrations, Inc.*                                 1,440          34,286
Cabot Microelectronics Corp.*                             1,160          34,023
Keane, Inc.*+                                             3,090          34,021
Credence Systems Corp.*                                   4,880          33,965
DSP Group, Inc.*                                          1,350          33,831
Electro Scientific Industries, Inc.*                      1,400          33,810
Rogers Corp.*                                               850          33,303
Supertex, Inc.*                                             730          32,302
MTS Systems Corp.                                           930          32,215
Synaptics, Inc.*                                          1,287          31,815
FEI Co.*                                                  1,640          31,439
Comtech Telecommunications Corp.*+                        1,010          30,845
KEMET Corp.*                                              4,350          30,755
Photronics, Inc.*+                                        2,020          30,421
Daktronics, Inc.                                          1,020          30,161
Littelfuse, Inc.*                                         1,100          29,975
Brooks Automation, Inc.*                                  2,390          29,947
SPSS, Inc.*                                                 960          29,693
Standard Microsystems Corp.*                              1,020          29,264
Netgear, Inc.*                                            1,510          29,068
Newport Corp.*                                            2,140          28,976
Agilsys, Inc.                                             1,570          28,605

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
Advanced Energy Industries, Inc.*                         2,410   $      28,510
Manhattan Associates, Inc.*                               1,390          28,467
Dolby Laboratories, Inc. -- Class A*                      1,660          28,303
Lattice Semiconductor Corp.*+                             6,310          27,259
Veeco Instruments, Inc.*                                  1,570          27,208
Kulicke & Soffa Industries, Inc.*                         3,070          27,139
Park Electrochemical Corp.                                1,020          26,500
JDA Software Group, Inc.*                                 1,540          26,195
Mantech International Corp. -- Class A*                     940          26,188
Axcelis Technologies, Inc.*                               5,480          26,140
Inter-Tel, Inc.                                           1,320          25,832
Cohu, Inc.                                                1,120          25,614
Altiris, Inc.*                                            1,510          25,504
Exar Corp.*                                               1,950          24,414
Intrado, Inc.*                                            1,030          23,711
McData Corp. -- Class A*+                                 6,220          23,636
Symmetricom, Inc.*                                        2,780          23,547
Ciber, Inc.*                                              3,510          23,166
CTS Corp.                                                 2,080          23,005
Ultratech, Inc.*                                          1,340          22,003
Methode Electronics, Inc. -- Class A                      2,140          21,336
Radiant Systems, Inc.*                                    1,740          21,158
Kopin Corp.*                                              3,840          20,544
Harmonic, Inc.*                                           4,220          20,467
Radisys Corp.*                                            1,120          19,421
MRO Software, Inc.*                                       1,380          19,375
Sonic Solutions, Inc.*                                    1,250          18,888
EPIQ Systems, Inc.*                                         990          18,355
Ditech Communications Corp.*                              2,190          18,287
Actel Corp.*                                              1,420          18,077
Bel Fuse, Inc. -- Class B                                   568          18,062
LTX Corp.*                                                4,000          18,000
Photon Dynamics, Inc.*                                      980          17,914
Startek, Inc.                                               960          17,280
MapInfo Corp.*                                            1,270          16,015
Digi International, Inc.*+                                1,410          14,791
Gerber Scientific, Inc.*                                  1,510          14,451
C-COR, Inc.*                                              2,940          14,288
Bell Microproducts, Inc.*                                 1,850          14,153
Catapult Communications Corp.*                              950          14,051
Rudolph Technologies, Inc.*                               1,070          13,782
Pericom Semiconductor Corp.*                              1,660          13,230
X-Rite, Inc.                                              1,290          12,900
Keithley Instruments, Inc.                                  920          12,862
Pegasus Solutions, Inc.*                                  1,380          12,379


--------------------------------------------------------------------------------

TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
PC-Tel, Inc.*                                             1,390   $      12,176
SBS Technologies, Inc.*                                   1,100          11,077
Napster, Inc.*                                            3,140          11,053
Tollgrade Communications, Inc.*                           1,000          10,930
MIVA, Inc.*                                               2,170          10,742
Phoenix Technologies, Ltd.*                               1,660          10,392
ESS Technologies, Inc.*                                   3,010          10,324
Planar Systems, Inc.*                                     1,090           9,123
Network Equipment Technologies, Inc.*                     1,970           8,668
Captaris, Inc.*                                           2,320           8,561
Carreker Corp.*                                           1,670           8,333
Zix Corp.*                                                3,440           6,570
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $37,939,762)                                                45,444,521
                                                                  -------------

                                                           FACE
                                                         AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.5%

Collateralized by Obligations of the
U.S. Treasury
Lehman Brothers at 3.40% due 01/03/06             $     214,400         214,400
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $214,400)                                                      214,400
                                                                  -------------
SECURITIES LENDING COLLATERAL 11.2%
Investment in Securities Lending Short Term
       Investment Portfolio Held by
       U.S. Bank                                      5,077,878       5,077,878
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $5,077,878)                                                     5,077,878
                                                                  =============
TOTAL INVESTMENTS 111.7%
   (Cost $43,232,040)                                             $  50,736,799
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (11.7)%                   $  (5,296,339)
                                                                  -------------
NET ASSETS - 100.0%                                               $  45,440,460

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at December 31, 2005.


--------------------------------------------------------------------------------

TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 100.9%
Cisco Systems, Inc.*                                     39,041   $     668,382
Vodafone Group  PLC -- SP ADR+                           30,379         652,237
Nokia OYJ -- SP ADR+                                     31,804         582,013
AT&T, Inc.+                                              23,538         576,446
Verizon Communications, Inc.+                            18,048         543,606
Sprint Nextel Corp.                                      22,442         524,245
Qualcomm, Inc.                                           12,009         517,348
Motorola, Inc.                                           21,168         478,185
Telefonaktiebolaget LM Ericsson -- SP ADR+               12,531         431,066
BellSouth Corp.+                                         14,780         400,538
Corning, Inc.*                                           17,491         343,873
Alltel Corp.                                              4,395         277,324
Alcatel SA -- SP ADR*+                                   21,106         261,714
Qwest Communications International, Inc.*                39,009         220,401
Juniper Networks, Inc.*+                                  9,558         213,143
American Tower Corp. -- Class A*+                         7,774         210,675
Lucent Technologies, Inc.*+                              72,037         191,618
Scientific-Atlanta, Inc.                                  4,082         175,812
NII Holdings, Inc. -- Class B*+                           3,762         164,324
Telewest Global, Inc.*                                    6,520         155,306
Crown Castle International Corp.*                         5,769         155,244
Harris Corp.+                                             3,596         154,664
Nextel Partners, Inc. -- Class A*+                        5,418         151,379
Avaya, Inc.*                                             13,865         147,940
CenturyTel, Inc.+                                         4,308         142,853
MCI, Inc.                                                 7,153         141,129
Tellabs, Inc.*                                           12,468         135,901
Comverse Technology, Inc.*+                               5,044         134,120
Alamosa Holdings, Inc.*                                   6,520         121,337
PanAmSat Holding Corp.                                    4,720         115,640
JDS Uniphase Corp.*+                                     46,857         110,583
F5 Networks, Inc.*                                        1,880         107,517
ADC Telecommunications, Inc.*+                            4,550         101,647
Cincinnati Bell, Inc.*                                   28,850         101,263
ADTRAN, Inc.+                                             3,141          93,413
U.S. Cellular Corp.*                                      1,889          93,317
Belden CDT, Inc.+                                         3,479          84,992
Ciena Corp.*                                             27,559          81,850
Powerwave Technologies, Inc.*+                            6,007          75,508
Citizens Communications Co.+                              6,070          74,236
Andrew Corp.*                                             6,888          73,908

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
Telephone & Data Systems, Inc.                            2,020  $       72,781
Polycom, Inc.*                                            4,665          71,375
Plantronics, Inc.                                         2,450          69,335
Avocent Corp.*                                            2,486          67,594
CommScope, Inc.*+                                         3,290          66,228
Black Box Corp.                                           1,389          65,811
Utstarcom, Inc.*+                                         7,411          59,733
ViaSat, Inc.*                                             2,206          58,966
3Com Corp.*+                                             15,441          55,588
General Communication, Inc. -- Class A*                   5,133          53,024
Commonwealth Telephone Enterprises, Inc                   1,505          50,824
Comtech Telecommunications Corp.*                         1,570          47,948
Netgear, Inc.*                                            2,440          46,970
Symmetricom, Inc.*                                        5,115          43,324
Inter-Tel, Inc.                                           2,114          41,371
Ditech Communications Corp.*                              4,221          35,245
Digi International, Inc.*+                                3,201          33,578
Tollgrade Communications, Inc.*                           2,920          31,916
Harmonic, Inc.*                                           6,569          31,860
Bel Fuse, Inc. -- Class B                                   953          30,305
C-COR, Inc.*                                              3,150          15,309
Network Equipment Technologies, Inc.*                     3,154          13,878
UbiquiTel, Inc.*                                          1,160          11,472
KT Corp. -- SP ADR                                          530          11,422
Tele Norte Leste Participacoes SA -- ADR                    620          11,110
SK Telecom Co., Ltd. -- SP ADR                              510          10,348
Research In Motion, Ltd.*+                                  150           9,902
Telefonica SA                                               200           9,004
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $8,266,177)                                                 11,112,918
                                                                  -------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 1.4%
Collateralized by Obligations of the
U.S. Treasury
Lehman Brothers at
  3.40% due 01/03/06                              $     158,159         158,159
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $158,159)                                                      158,159
                                                                  -------------


--------------------------------------------------------------------------------

TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
-------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 17.4%
Investment in Securities Lending Short Term
      Investment Portfolio Held by
      U.S. Bank                                       1,913,562   $   1,913,562
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,913,562)                                                     1,913,562
                                                                  =============
TOTAL INVESTMENTS 119.7%
   (Cost $10,337,898)                                             $  13,184,639
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (19.7)%                                               $  (2,166,511)
                                                                  -------------
NET ASSETS - 100.0%                                               $  11,018,128

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at December 31, 2005.

      ADR--American Depository Receipt.


--------------------------------------------------------------------------------

TRANSPORTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 98.8%
United Parcel Service, Inc. -- Class B                  107,415   $   8,072,237
FedEx Corp.                                              66,218       6,846,279
Burlington Northern Santa Fe Corp.                       88,754       6,285,558
Union Pacific Corp.+                                     68,125       5,484,744
Norfolk Southern Corp.                                  115,070       5,158,588
Southwest Airlines Co.+                                 258,684       4,250,178
CSX Corp.+                                               76,747       3,896,445
Expeditors International Washington, Inc.+               48,682       3,286,522
CH Robinson Worldwide, Inc.                              82,072       3,039,126
AMR Corp.*+                                             135,990       3,023,058
J.B. Hunt Transport Services, Inc.                      102,572       2,322,230
JetBlue Airways Corp.*+                                 130,337       2,004,575
Ryder System, Inc.                                       48,667       1,996,320
CNF, Inc.+                                               35,493       1,983,704
Yellow Roadway Corp.*+                                   41,991       1,873,219
Landstar System, Inc.                                    42,946       1,792,566
EGL, Inc.*                                               46,858       1,760,455
Alexander & Baldwin, Inc.+                               32,213       1,747,233
Knight Transportation, Inc.                              81,410       1,687,629
Laidlaw International, Inc.                              72,315       1,679,877
Kansas City Southern*+                                   66,650       1,628,260
Werner Enterprises, Inc.+                                76,189       1,500,923
AirTran Holdings, Inc.*+                                 93,253       1,494,846
Swift Transportation Co., Inc.*+                         71,959       1,460,768
SkyWest, Inc.                                            52,217       1,402,549
Heartland Express, Inc.+                                 67,731       1,374,262
Kirby Corp.*                                             25,384       1,324,283
Arkansas Best Corp.                                      30,255       1,321,538
Old Dominion Freight Line, Inc.*                         45,863       1,237,384
Alaska Air Group, Inc.*+                                 34,349       1,226,946
Forward Air Corp.                                        32,887       1,205,309
Mesa Air Group, Inc.*+                                   66,524         695,841
Frontier Airlines, Inc.*+                                68,329         631,360
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $76,136,348)                                                84,694,812
                                                                  -------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.1%
Collateralized by Obligations of the
U.S. Treasury

Lehman Brothers at
  3.40% due 01/03/06                              $      50,160   $      50,160
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $50,160)                                                        50,160
                                                                  -------------
SECURITIES LENDING COLLATERAL 17.1%

Investment in Securities Lending Short Term
      Investment Portfolio Held by
      U.S. Bank                                      14,646,205      14,646,205
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $14,646,205)                                                   14,646,205
                                                                  =============
TOTAL INVESTMENTS 116.0%
   (Cost $90,832,713)                                             $  99,391,177
                                                                  -------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (16.0)%                   $ (13,733,801)
                                                                  -------------
NET ASSETS - 100.0%                                               $  85,657,376

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at December 31, 2005.


--------------------------------------------------------------------------------

UTILITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                            December 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.5%
Exelon Corp.+                                            39,275   $   2,087,074
Dominion Resources, Inc./VA+                             23,302       1,798,914
Duke Energy Corp.+                                       64,899       1,781,478
Southern Co.+                                            50,674       1,749,773
TXU Corp.                                                33,970       1,704,954
FirstEnergy Corp.+                                       29,007       1,421,053
Public Service Enterprise Group, Inc.+                   21,391       1,389,773
FPL Group, Inc.                                          33,284       1,383,283
Edison International                                     30,044       1,310,219
PG&E Corp.                                               35,179       1,305,845
American Electric Power Co., Inc.                        35,031       1,299,300
Entergy Corp.                                            18,823       1,292,199
Sempra Energy                                            26,482       1,187,453
Consolidated Edison, Inc.+                               25,392       1,176,411
Progress Energy, Inc.+                                   26,449       1,161,640
Constellation Energy Group, Inc.                         19,825       1,141,920
PPL Corp.                                                38,196       1,122,962
AES Corp.*+                                              70,421       1,114,764
Ameren Corp.+                                            21,635       1,108,577
Cinergy Corp.                                            24,537       1,041,841
DTE Energy Co.                                           22,049         952,296
Xcel Energy, Inc.+                                       51,517         951,004
KeySpan Corp.+                                           24,720         882,257
Questar Corp.                                            11,501         870,626
Allegheny Energy, Inc.*+                                 26,440         836,826
NiSource, Inc.+                                          37,303         778,141
Wisconsin Energy Corp.                                   19,280         753,077
SCANA Corp.                                              18,580         731,680
Pepco Holdings, Inc.                                     32,526         727,607
Equitable Resources, Inc.                                19,358         710,245
NRG Energy, Inc.*+                                       15,011         707,318
Pinnacle West Capital Corp.+                             16,841         696,375
MDU Resources Group, Inc.                                20,837         682,203
CenterPoint Energy, Inc.+                                53,077         682,039
Aqua America, Inc.                                       24,726         675,020
TECO Energy, Inc.                                        38,162         655,623
Alliant Energy Corp.                                     22,960         643,798
DPL, Inc.+                                               24,359         633,578
NSTAR                                                    21,740         623,938
Energy East Corp.                                        27,227         620,776
CMS Energy Corp.*+                                       42,080         610,581
Northeast Utilities                                      29,300         576,917
National Fuel Gas Co.                                    18,310         571,089
AGL Resources, Inc.                                      16,329         568,413
Southern Union Co.*                                      23,975         566,529
Energen Corp.                                            15,320         556,422
Reliant Energy, Inc.*+                                   53,537         552,502

                                                                         MARKET
                                                         SHARES           VALUE
-------------------------------------------------------------------------------
OGE Energy Corp.+                                        20,475  $      548,525
Oneok, Inc.+                                             20,488         545,595
WPS Resources Corp.                                       9,080         502,215
Atmos Energy Corp.                                       19,101         499,682
Hawaiian Electric Industries, Inc.                       19,234         498,161
Vectren Corp.                                            18,318         497,517
Great Plains Energy, Inc.                                17,631         492,963
Puget Energy, Inc.                                       23,670         483,341
UGI Corp.                                                23,112         476,107
Piedmont Natural Gas Co.+                                19,700         475,952
Westar Energy, Inc.                                      21,732         467,238
Nicor, Inc.+                                             11,571         454,856
PNM Resources, Inc.                                      18,097         443,196
Sierra Pacific Resources*+                               33,194         432,850
Dynegy, Inc. -- Class A*+                                87,970         425,775
WGL Holdings, Inc.                                       13,680         411,221
Aquila, Inc.*                                           112,688         405,677
Allete, Inc.                                              9,125         401,500
Peoples Energy Corp.+                                    11,190         392,433
IDACORP, Inc.+                                           13,248         388,166
Duquesne Light Holdings, Inc.                            23,635         385,723
New Jersey Resources Corp.                                8,795         368,423
Unisource Energy Corp.                                   11,521         359,455
Cleco Corp.                                              16,818         350,655
El Paso Electric Co.*                                    16,350         344,004
Southwest Gas Corp.                                      12,960         342,144
Black Hills Corp.                                         9,805         339,351
Northwest Natural Gas Co.                                 9,840         336,331
Avista Corp.+                                            18,243         323,084
CH Energy Group, Inc.                                     6,390         293,301
UIL Holding Corp.                                         5,900         271,341
Laclede Group, Inc.                                       9,233         269,696
ITC Holdings Corp.                                           83           2,332
Empire District Electric Co.                                 41             834
                                                                  -------------
TOTAL COMMON STOCKS
   (Cost $54,970,469)                                                59,625,957
                                                                  -------------

                                                           FACE
                                                         AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.4%
Collateralized by Obligations of the
U.S. Treasury
Lehman Brothers at 3.40% due 01/03/06             $     215,970         215,970
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $215,970)                                                      215,970
                                                                  -------------


--------------------------------------------------------------------------------

UTILITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           December 31, 2005
--------------------------------------------------------------------------------

                                                           FACE          MARKET
                                                         AMOUNT           VALUE
-------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 15.1%
Investment in Securities Lending Short Term
      Investment Portfolio Held by
      U.S. Bank                                       9,602,898   $   9,062,898
                                                                  -------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $9,062,898)                                                     9,062,898
                                                                  =============

TOTAL INVESTMENTS 115.0%
   (Cost $64,249,337)                                             $  68,904,825
                                                                  -------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (15.0)%                   $  (8,981,378)
                                                                  -------------
NET ASSETS - 100.0%                                               $  59,923,447

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at December 31, 2005


--------------------------------------------------------------------------------
For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

                                        2


ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation on February 28, 2006, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Series Funds (the "Trust") believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Global Advisors ("RGA"), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RGA on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Trust have identified no material weaknesses in such internal controls on behalf of the Trust.

There was no fraud, whether or not material, involving officers or employees of RGA, RD, or the Trust who have a significant role in the Trust's internal controls, including disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and Treasurer.

(b) There were no significant changes in the Trust's and RGA's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

                                                                        EX.-3(i)


                                 CERTIFICATIONS


I, Carl G. Verboncoeur, certify that:

1. I have reviewed this report on Form N-Q of Rydex Series Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: February 28, 2006


                                               /s/ Carl G. Verboncoeur
                                               -----------------------
                                               Carl G. Verboncoeur,
                                               President

                                                                       EX.-3(ii)

                                 CERTIFICATIONS


I, Nick Bonos, certify that:

1. I have reviewed this report on Form N-Q of Rydex Series Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: February 28, 2006


                                               /s/ Nick Bonos
                                               -------------------------
                                               Nick Bonos,
                                               Vice President & Treasurer

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                    Rydex Series Funds
            --------------------------------------------------------------------

By (Signature and Title)*       /s/ Carl G. Verboncoeur
                         -------------------------------------------------------
                                    Carl G. Verboncoeur, President

Date                            February 28, 2006
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Carl G. Verboncoeur
                         -------------------------------------------------------
                                    Carl G. Verboncoeur, President

Date                            February 28, 2006
    ----------------------------------------------------------------------------

By (Signature and Title)*       /s/ Nick Bonos
                         -------------------------------------------------------
                                    Nick Bonos, Vice President and Treasurer

Date                            February 28, 2006
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.